UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Multi Asset Income Fund
AllianzGI Global Allocation Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI Convertible Fund
AllianzGI Core Bond Fund
AllianzGI Core Plus Bond Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Floating Rate Note Fund (formerly AllianzGI Real Estate Debt Fund)
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global High Yield Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI Green Bond Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI PerformanceFee Managed Futures Strategy Fund
AllianzGI PerformanceFee Structured US Equity Fund
AllianzGI PerformanceFee Structured US Fixed Income Fund
AllianzGI Preferred Securities and Income Fund
AllianzGI Short Duration High Income Fund
AllianzGI Short Term Bond Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2020 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—88.9%

AllianzGI Advanced Core Bond	437,570	$6,266,002
AllianzGI Best Styles U.S. Equity (d)	105,970	1,466,626
AllianzGI Emerging Markets Small-Cap (b)	20,212	288,016
AllianzGI Global Dynamic Allocation (d)	1,182,647	20,625,358
AllianzGI Short Duration High Income (d)	16,358	232,450

Total Mutual Funds (cost—$30,344,844)		28,878,452

EXCHANGE-TRADED FUNDS—7.4%

iShares Floating Rate Bond	3,969	199,879
iShares JPMorgan USD Emerging Markets Bond	1,942	201,793
iShares U.S. Preferred Stock	5,726	196,001
Vanguard Intermediate-Term Corporate Bond	3,697	306,333
Vanguard Mortgage-Backed Securities	29,022	1,494,343

Total Exchange-Traded Funds (cost—$2,395,106)		2,398,349

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—2.4%

U.S. Treasury Obligations—1.5%
U.S. Treasury Bill (c), 2.32%, 1/31/19 (cost—$497,150)	$500	$499,050

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $294,008; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $301,615 including accrued interest (cost—$294,000)	294	294,000

Total Short-Term Investments (cost—$791,150)		793,050

Total Investments (cost—$33,531,100)—98.7%		32,069,851

Other assets less liabilities (e)—1.3%		418,172

Net Assets—100.0%		$32,488,023

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Ultra Treasury Bond	12	3/20/19		$1,200		$1,561	$50,416
Dow Jones U.S. Real Estate Index	2	3/15/19		—	(g)	59	(1,725)
E-mini S&P 500 Index	8	3/15/19		—	(g)	1,002	(19,938)

							$28,753

Short position contracts:
Euro STOXX 50 Index	(1)	3/15/19	EUR	(—	)(g)	$(34)	$663
Mini MSCI Emerging Markets Index	(10)	3/15/19		$(1)		(483)	727
MSCI EAFE Index	(9)	3/15/19		(—	)(g)	(772)	10,555
U.S. Dollar Index	(1)	3/18/19		(1)		(96)	209

							$12,154

							$40,907

(f)	At December 31, 2018, the Fund pledged $399,277 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2025 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—94.2%

AllianzGI Advanced Core Bond	411,991	$5,899,713
AllianzGI Best Styles U.S. Equity (d)	223,056	3,087,101
AllianzGI Emerging Markets Small-Cap (b)	21,701	309,243
AllianzGI Global Dynamic Allocation (d)	1,955,332	34,100,995
AllianzGI Short Duration High Income (d)	10,006	142,190

Total Mutual Funds (cost—$45,817,467)		43,539,242

EXCHANGE-TRADED FUNDS—2.0%

iShares Floating Rate Bond	2,860	144,030
iShares JPMorgan USD Emerging Markets Bond	1,399	145,370
iShares U.S. Preferred Stock	4,126	141,233
Vanguard Mortgage-Backed Securities	9,507	489,515

Total Exchange-Traded Funds (cost—$919,351)		920,148

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—2.4%

U.S. Treasury Obligations—1.6%
U.S. Treasury Bill (c), 2.32%, 1/31/19 (cost—$696,010)	$700	$698,670

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $392,011; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $400,505 including accrued interest (cost—$392,000)	392	392,000

Total Short-Term Investments (cost—$1,088,010)		1,090,670

Total Investments (cost—$47,824,828)—98.6%		45,550,060

Other assets less liabilities (e)—1.4%		667,061

Net Assets—100.0%		$46,217,121

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Ultra Treasury Bond	2	3/20/19		$200		$260	$8,403
Dow Jones U.S. Real Estate Index	6	3/15/19		1		178	(5,173)
E-mini S&P 500 Index	23	3/15/19		1		2,881	(57,322)

							$(54,092)

Short position contracts:
Euro STOXX 50 Index	(5)	3/15/19	EUR	(—	)(g)	$(170)	$3,315
FTSE 100 Index	(1)	3/15/19	GBP	(—	)(g)	(85)	(282)
Mini MSCI Emerging Markets Index	(10)	3/15/19		$(1)		(483)	727
MSCI EAFE Index	(5)	3/15/19		(—	)(g)	(429)	5,864
U.S. Dollar Index	(2)	3/18/19		(2)		(191)	417

							$10,041

							$(44,051)

(f)	At December 31, 2018, the Fund pledged $513,032 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2030 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—97.1%

AllianzGI Advanced Core Bond	163,792	$2,345,507
AllianzGI Best Styles Global Equity (d)	323,438	4,062,385
AllianzGI Best Styles U.S. Equity (d)	485,760	6,722,918
AllianzGI Emerging Markets Small-Cap (b)	49,222	701,418
AllianzGI Global Dynamic Allocation (d)	2,269,245	39,575,633

Total Mutual Funds (cost—$56,937,013)		53,407,861

EXCHANGE-TRADED FUNDS—0.2%

iShares JPMorgan USD Emerging Markets Bond	560	58,190
iShares U.S. Preferred Stock	1,652	56,548

Total Exchange-Traded Funds (cost—$120,446)		114,738

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—1.6%

U.S. Treasury Obligations—1.1%
U.S. Treasury Bill (c),
2.32%, 1/31/19 (cost—$620,883)	$625	$623,812

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $284,008; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $291,726 including accrued interest (cost—$284,000)	284	284,000

Total Short-Term Investments (cost—$904,883)		907,812

Total Investments (cost—$57,962,342)—98.9%		54,430,411

Other assets less liabilities (e)—1.1%		587,583

Net Assets—100.0%		$55,017,994

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	16	3/15/19	$	2		$474	$(13,796)
E-mini S&P 500 Index	24	3/15/19		1		3,006	(59,814)

							$(73,610)

Short position contracts:
10-Year U.S. Ultra Treasury Bond	(1)	3/20/19	$	(100)		$(130)	$(4,205)
Euro STOXX 50 Index	(11)	3/15/19	EUR	(—	)(g)	(375)	7,293
FTSE 100 Index	(1)	3/15/19	GBP	(—	)(g)	(85)	(282)
Mini MSCI Emerging Markets Index	(20)	3/15/19	$	(1)		(967)	1,455
U.S. Dollar Index	(5)	3/18/19		(5)		(478)	1,043

							$5,304

							$(68,306)

(f)	At December 31, 2018, the Fund pledged $538,259 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2035 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.5%

AllianzGI Advanced Core Bond	84,700	$1,212,901
AllianzGI Best Styles Global Equity (d)	902,411	11,334,283
AllianzGI Best Styles U.S. Equity (d)	428,007	5,923,619
AllianzGI Emerging Markets Small-Cap (b)	40,452	576,442
AllianzGI Global Dynamic Allocation (d)	1,139,294	19,869,286

Total Mutual Funds (cost—$42,769,388)		38,916,531

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—2.2%

U.S. Treasury Obligation (c)—1.6%
U.S. Treasury Bill,
2.32%, 1/31/19 (cost—$621,437)	$625	$623,812

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $243,007; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $252,170 including accrued interest (cost—$243,000)	243	243,000

Total Short-Term Investments (cost—$864,437)		866,812

Total Investments (cost—$43,633,825)—98.7%		39,783,343

Other assets less liabilities (e)—1.3%		543,994

Net Assets—100.0%		$40,327,337

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	23	3/15/19	$	2		$681	$(19,831)
E-mini S&P 500 Index	20	3/15/19		1		2,505	(49,845)

							$(69,676)

Short position contracts:
Euro STOXX 50 Index	(15)	3/15/19	EUR	(—	)(g)	$(511)	$9,945
FTSE 100 Index	(2)	3/15/19	GBP	(—	)(g)	(170)	(564)
Mini MSCI Emerging Markets Index	(20)	3/15/19	$	(1)		(967)	1,454
TOPIX Index	(2)	3/7/19	JPY	(20)		(272)	16,688
U.S. Dollar Index	(7)	3/18/19	$	(7)		(670)	1,465

							$28,988

							$(40,688)

(f)	At December 31, 2018, the Fund pledged $509,877 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2040 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.6%

AllianzGI Advanced Core Bond	48,525	$694,874
AllianzGI Best Styles Global Equity (d)	1,466,162	18,414,995
AllianzGI Best Styles U.S. Equity (d)	514,051	7,114,461
AllianzGI Emerging Markets Small-Cap (b)	34,361	489,646
AllianzGI Global Dynamic Allocation (d)	749,281	13,067,457

Total Mutual Funds (cost—$44,779,144)		39,781,433

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—2.2%

U.S. Treasury Obligations—1.6%
U.S. Treasury Bill (c),
2.32%, 1/31/19 (cost—$646,295)	$650	$648,765

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $236,007; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $242,281 including accrued interest (cost—$236,000)	236	236,000

Total Short-Term Investments (cost—$882,295)		884,765

Total Investments (cost—$45,661,439)—97.8%		40,666,198

Other assets less liabilities (e)—2.2%		904,840

Net Assets—100.0%		$41,571,038

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	34	3/15/19	$	3		$1,006	$(29,316)
E-mini S&P 500 Index	22	3/15/19		1		2,756	(54,829)

							$(84,145)

Short position contracts:
Euro STOXX 50 Index	(20)	3/15/19	EUR	(—	)(g)	$(681)	$13,260
FTSE 100 Index	(2)	3/15/19	GBP	(—	)(g)	(170)	(564)
Mini MSCI Emerging Markets Index	(23)	3/15/19	$	(1)		(1,112)	1,673
TOPIX Index	(2)	3/7/19	JPY	(20)		(273)	16,688
U.S. Dollar Index	(11)	3/18/19	$	(11)		(1,053)	2,299

							$33,356

							$(50,789)

(f)	At December 31, 2018, the Fund pledged $868,843 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2045 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—94.7%

AllianzGI Best Styles Global Equity (d)	1,156,767	$14,528,988
AllianzGI Best Styles U.S. Equity (d)	360,632	4,991,143
AllianzGI Emerging Markets Small-Cap (b)	20,279	288,975
AllianzGI Global Dynamic Allocation (d)	368,924	6,434,027

Total Mutual Funds (cost—$30,072,071)		26,243,133

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—2.8%

U.S. Treasury Obligations—1.6%
U.S. Treasury Bill (c),
2.32%, 1/31/19 (cost—$437,492)	$440	$439,164

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $334,009; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $341,171 including accrued interest (cost—$334,000)	334	334,000

Total Short-Term Investments (cost—$771,492)		773,164

Total Investments (cost—$30,843,563)—97.5%		27,016,297

Other assets less liabilities (e)—2.5%		682,241

Net Assets—100.0%		$27,698,538

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	25	3/15/19	$	3		$740	$(21,555)
E-mini S&P 500 Index	15	3/15/19		1		1,879	(37,384)

							$(58,939)

Short position contracts:
Euro STOXX 50 Index	(16)	3/15/19	EUR	(—	)(g)	$(545)	$10,608
FTSE 100 Index	(2)	3/15/19	GBP	(—	)(g)	(170)	(564)
Mini MSCI Emerging Markets Index	(15)	3/15/19	$	(1)		(725)	1,091
TOPIX Index	(1)	3/7/19	JPY	(10)		(136)	8,344
U.S. Dollar Index	(8)	3/18/19	$	(8)		(766)	1,673

							$21,152

							$(37,787)

(f)	At December 31, 2018, the Fund pledged $650,536 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2050 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—96.5%

AllianzGI Best Styles Global Equity (c)	1,352,699	$16,989,901
AllianzGI Best Styles U.S. Equity (c)	382,231	5,290,077
AllianzGI Emerging Markets Small-Cap (b)	19,491	277,748
AllianzGI Global Dynamic Allocation (c)	297,693	5,191,774

Total Mutual Funds (cost—$32,305,424)		27,749,500

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $350,010; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $360,949 including accrued interest (cost—$350,000)	$350	$350,000

Total Investments (cost—$32,655,424)—97.7%		28,099,500

Other assets less liabilities (d)—2.3%		647,298

Net Assets—100.0%		$28,746,798

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	28	3/15/19	$	3		$829	$(24,143)
E-mini S&P 500 Index	16	3/15/19		1		2,004	(39,876)

							$(64,019)

Short position contracts:
Euro STOXX 50 Index	(17)	3/15/19	EUR	(—	)(f)	$(579)	$11,271
FTSE 100 Index	(2)	3/15/19	GBP	(—	)(f)	(170)	(564)
Mini MSCI Emerging Markets Index	(16)	3/15/19	$	(1)		(773)	1,164
TOPIX Index	(2)	3/7/19	JPY	(20)		(273)	16,688
U.S. Dollar Index	(9)	3/18/19	$	(9)		(862)	1,882

							$30,441

							$(33,578)

(e)	At December 31, 2018, the Fund pledged $685,309 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2055 Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—92.3%
AllianzGI Best Styles Global Equity (d)	670,555	$8,422,165
AllianzGI Best Styles U.S. Equity (d)	189,479	2,622,383
AllianzGI Emerging Markets Small-Cap (b)	10,222	145,662
AllianzGI Global Dynamic Allocation (d)	147,573	2,573,667

Total Mutual Funds (cost—$16,249,556)		13,763,877

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—4.6%

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $460,013; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $469,728 including accrued interest (cost—$460,000)	$460	$460,000

U.S. Treasury Obligations—1.5%
U.S. Treasury Bill (c), 2.32%, 1/31/19 (cost—$228,689)	230	229,563

Total Short-Term Investments (cost—$688,689)		689,563

Total Investments (cost—$16,938,245)—96.9%		14,453,440

Other assets less liabilities (e)—3.1%		455,785

Net Assets—100.0%		$14,909,225

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Dow Jones U.S. Real Estate Index	14	3/15/19		$1		$414	$(12,071)
E-mini S&P 500 Index	8	3/15/19		—	(g)	1,002	(19,938)

							$(32,009)

Short position contracts:
Euro STOXX 50 Index	(9)	3/15/19	EUR	(—	)(g)	$(306)	$5,967
FTSE 100 Index	(1)	3/15/19	GBP	(—	)(g)	(85)	(282)
Mini MSCI Emerging Markets Index	(8)	3/15/19	$	(—	)(g)	(387)	581
TOPIX Index	(1)	3/7/19	JPY	(10)		(136)	8,344
U.S. Dollar Index	(5)	3/18/19		$(5)		(479)	1,048

							$15,658

							$(16,351)

(f)	At December 31, 2018, the Fund pledged $419,470 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Multi Asset Income Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS—59.6%

AllianzGI Emerging Markets Debt (a)(b)	180,788	$2,330,363
AllianzGI Europe Equity Dividend (a)(b)	167,777	2,236,474
AllianzGI Floating Rate Note (a)(b)	231,207	3,387,176
AllianzGI Global High Yield (a)(b)	119,075	1,656,329
AllianzGI Short Duration High Income (a)(d)	253,879	3,607,620
Harvest Asian Bond (b)	106,778	1,006,912
PIMCO Income (a)(b)	264,239	3,120,659
PIMCO Preferred and Capital Security (a)(b)	208,711	1,980,669

Total Mutual Funds (cost—$20,352,634)		19,326,202

EXCHANGE-TRADED FUNDS—18.1%

Alerian MLP	241,033	2,104,218
iShares Convertible Bond	14,996	787,590
SPDR Bloomberg Barclays Convertible Securities	51,417	2,405,801
SPDR S&P Oil & Gas Exploration & Production	22,311	591,911

Total Exchange-Traded Funds (cost—$6,325,611)		5,889,520

COMMON STOCK—12.9%

Equity Real Estate Investment Trusts (REITs)—8.2%
American Tower Corp.	1,739	275,092
Apple Hospitality REIT, Inc.	12,800	182,528
AvalonBay Communities, Inc.	701	122,009
Crown Castle International Corp.	1,402	152,299
Digital Realty Trust, Inc.	1,586	168,988
Equinix, Inc.	530	186,857
Gaming and Leisure Properties, Inc.	3,171	102,455
Hospitality Properties Trust	3,928	93,801
Iron Mountain, Inc.	3,160	102,416
Lexington Realty Trust	12,395	101,763
Prologis, Inc.	1,710	100,411
Public Storage	530	107,277
Sabra Health Care REIT, Inc.	10,409	171,540
Senior Housing Properties Trust	16,532	193,755
Simon Property Group, Inc.	1,040	174,710
STAG Industrial, Inc.	3,828	95,241
Uniti Group, Inc.	5,492	85,510
Welltower, Inc.	1,724	119,663
WP Carey, Inc.	1,719	112,320

		2,648,635

Mortgage Real Estate Investment Trusts (REITs)—4.7%
Annaly Capital Management, Inc.	26,187	257,156
KKR Real Estate Finance Trust, Inc.	14,030	268,674
Ladder Capital Corp.	15,929	246,422
New Residential Investment Corp.	19,185	272,619
Starwood Property Trust, Inc.	12,235	241,152
Two Harbors Investment Corp.	18,780	241,135

		1,527,158

Total Common Stock (cost—$4,402,272)		4,175,793

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—7.3%

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $1,393,039; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $1,424,019 including accrued interest (cost—$1,393,000)	$1,393	$1,393,000

U.S. Treasury Obligations (c)—3.0%
U.S. Treasury Bills,
2.38%, 03/28/19	500	497,172
2.48%, 06/27/19	500	493,909

Total U.S. Treasury Obligations (cost—$991,241)		991,081

Total Short-Term Investments (cost—$2,384,241)		2,384,081

Total Investments (cost—$33,464,758)—97.9%		31,775,596

Other assets less liabilities (e)—2.1%		673,294

Net Assets—100.0%		$32,448,890

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

Schedule of Investments

AllianzGI Multi Asset Income Fund

December 31, 2018 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Ultra Treasury Bond	21	3/20/19		$2,100		$2,731	$58,321
E-mini S&P 500 Index	8	3/15/19		—	(g)	1,002	(19,938)
TOPIX Index	3	3/7/19	JPY	30		409	(26,151)
U.S. Ultra Treasury Bond	21	3/20/19		$2,100		3,374	91,272

							$103,504

Short position contracts:
5-Year U.S. Treasury Note	(50)	3/29/19		$(5,000)		$(5,734)	$(43,836)
Dow Jones U.S. Real Estate Index	(79)	3/15/19		(8)		(2,339)	4,984
Euro STOXX 50 Index	(30)	3/15/19	EUR	(—	)(g)	(1,022)	10,150

							$(28,702)

							$74,802

(f)	At December 31, 2018, the Fund pledged $669,736 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EUR—Euro

JPY—Japanese Yen

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2018 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—93.2%

AllianzGI Advanced Core Bond	4,872,423	$69,773,095
AllianzGI Best Styles Global Equity (c)	8,589,726	107,886,964
AllianzGI Best Styles Global Managed Volatility	2,369,889	33,249,538
AllianzGI Emerging Markets Debt (b)	1,110,349	14,312,399
AllianzGI Emerging Markets Small-Cap (b)	290,699	4,142,455
AllianzGI International Growth (b)	1,052,249	16,120,454
AllianzGI PerformanceFee Managed Futures Strategy (c)	3,221,389	30,570,982

Total Mutual Funds (cost—$296,294,714)		276,055,887

EXCHANGE-TRADED FUNDS—3.2%
iShares iBoxx $ Investment Grade Corporate Bond	41,257	4,654,615
iShares MBS	46,146	4,829,179

Total Exchange-Traded Funds (cost—$9,894,337)		9,483,794

	Principal Amount (000s)	Value*

Repurchase Agreements—2.6%

State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $7,634,212; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $7,787,603 including accrued interest (cost—$7,634,000)	$7,634	$7,634,000

Total Investments (cost—$313,823,051)—99.0%		293,173,681

Other assets less liabilities (d)—1.0%		2,812,352

Net Assets—100.0%		$295,986,033

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	85	3/29/19		$17,000	$18,046	$93,358
10-Year U.S. Treasury Note	126	3/20/19		12,600	15,374	379,739
E-mini S&P 500 Index	114	3/15/19		6	14,280	(284,116)

						$188,981

Short position contracts:
Euro Currency	(45)	3/18/19		$(5,625)	$(6,481)	$(38,370)
Euro STOXX 50 Index	(215)	3/15/19	EUR	(2)	(7,326)	142,542
Mini MSCI Emerging Markets Index	(120)	3/15/19		$(6)	(5,801)	60,783

						$164,955

						$353,936

(e)	At December 31, 2018, the Fund pledged $2,781,273 in cash as collateral for futures contracts.

Glossary:

EUR—Euro

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Australia—2.2%
Alumina Ltd.	275,980	$447,034
Aristocrat Leisure Ltd.	29,565	455,117
BHP Group Ltd.	52,795	1,276,110
Bingo Industries Ltd.	308,316	403,051
BlueScope Steel Ltd.	42,948	331,306
Bravura Solutions Ltd.	77,079	200,913
Computershare Ltd.	38,200	462,956
CSL Ltd.	15,742	2,056,186
Flight Centre Travel Group Ltd.	14,590	441,225
Macquarie Group Ltd.	14,393	1,102,446
National Australia Bank Ltd.	56,621	960,821
Rio Tinto Ltd.	8,643	478,355
Treasury Wine Estates Ltd.	22,881	238,598
Westpac Banking Corp.	61,140	1,080,337

		9,934,455

Austria—0.5%
Erste Group Bank AG	15,288	506,913
EVN AG	15,600	225,407
OMV AG	9,104	397,600
Raiffeisen Bank International AG	20,390	520,290
voestalpine AG	13,469	401,704

		2,051,914

Bermuda—0.0%
Bank of NT Butterfield & Son Ltd.	6,457	202,427

Brazil—0.6%
Banco do Brasil S.A.	30,200	361,535
Fibria Celulose S.A.	27,900	486,626
JBS S.A.	101,500	303,207
Petroleo Brasileiro S.A.	87,300	570,535
Smiles Fidelidade S.A.	5,900	66,567
Vale S.A.	76,719	1,005,732

		2,794,202

Canada—3.9%
Bank of Nova Scotia	31,321	1,561,232
Bausch Health Cos., Inc. (e)	21,600	399,502
BRP, Inc.	16,576	429,092
Canadian Apartment Properties REIT REIT	9,004	292,175
Canadian Imperial Bank of Commerce	14,098	1,050,018
Cogeco Communications, Inc.	9,743	469,451
Dream Global Real Estate Investment Trust REIT	22,444	195,637
Exchange Income Corp.	9,638	199,509
Fairfax Financial Holdings Ltd.	1,431	629,946
Genworth MI Canada, Inc.	5,921	174,351
George Weston Ltd.	21,160	1,395,736
Husky Energy, Inc.	27,627	285,538
Industrial Alliance Insurance & Financial Services, Inc.	10,277	327,988
Magellan Aerospace Corp.	12,732	139,705
Magna International, Inc.	8,401	381,343
Manulife Financial Corp.	51,196	726,389
Martinrea International, Inc.	22,134	176,073
Methanex Corp.	6,471	311,226
National Bank of Canada	14,804	607,797
Northview Apartment Real Estate Investment Trust REIT	12,178	218,369
Nutrien Ltd.	24,059	1,129,991
Power Corp. of Canada	14,962	268,838
Royal Bank of Canada	30,205	2,067,357
Suncor Energy, Inc.	47,736	1,333,265
Teck Resources Ltd., Class B	17,546	377,730
Toronto-Dominion Bank	23,249	1,155,638
Transcontinental, Inc., Class A	53,535	756,831
West Fraser Timber Co., Ltd.	4,100	202,537

		17,263,264

	Shares	Value*

Chile—0.2%
Banco Santander Chile	3,867,681	$287,011
Empresas CMPC S.A.	79,086	251,001
Itau CorpBanca	26,844,575	251,349

		789,361

China—3.3%
58.com, Inc. ADR (e)	8,423	456,611
Agile Group Holdings Ltd.	156,909	185,107
Agricultural Bank of China Ltd., Class H	850,000	372,297
Alibaba Group Holding Ltd. ADR (e)	16,184	2,218,341
Anhui Conch Cement Co., Ltd., Class H	59,500	287,728
Bank of Communications Co., Ltd., Class H	377,961	295,124
Beijing Enterprises Holdings Ltd.	86,000	456,010
BOC Aviation Ltd. (a)	79,600	587,349
China CITIC Bank Corp., Ltd., Class H	832,000	504,763
China Construction Bank Corp., Class H	1,606,188	1,315,232
China Lumena New Materials Corp. (c)(d)(e)	60,228	1,154
China Shenhua Energy Co., Ltd., Class H	261,500	570,317
China Yuchai International Ltd.	11,447	142,401
China Zhongwang Holdings Ltd.	390,000	172,698
CIFI Holdings Group Co., Ltd.	1,138,000	603,213
CITIC Ltd.	219,000	343,650
Country Garden Holdings Co., Ltd.	214,000	259,862
Country Garden Services Holdings Co., Ltd. (e)	24,597	38,943
Fosun International Ltd.	106,000	154,478
Guangzhou Automobile Group Co., Ltd., Class H	283,991	283,130
Industrial & Commercial Bank of China Ltd., Class H	1,637,000	1,164,332
Kingboard Holdings Ltd.	65,500	174,737
Shanghai Industrial Holdings Ltd.	152,000	307,295
Sinotrans Ltd., Class H	214,000	92,843
Sinotruk Hong Kong Ltd.	159,000	239,710
SSY Group Ltd.	210,000	155,819
Tencent Holdings Ltd.	74,419	2,982,738
Uni-President China Holdings Ltd.	365,000	316,074
Yuzhou Properties Co., Ltd.	472,708	195,090

		14,877,046

Denmark—0.2%
William Demant Holding A/S (e)	23,338	664,475

Finland—0.2%
Stora Enso Oyj, Class R	27,449	318,235
UPM-Kymmene Oyj	24,829	628,517

		946,752

France—4.3%
Aeroports de Paris	2,693	510,666
ArcelorMittal	25,006	517,633
AXA S.A.	41,119	887,426
BNP Paribas S.A.	22,497	1,015,981
Cie de Saint-Gobain	19,165	636,211
Cie Generale des Etablissements Michelin SCA	9,403	925,509
CNP Assurances	25,929	550,382
Credit Agricole S.A.	31,895	343,267
Eiffage S.A.	8,035	671,784
Engie S.A.	76,034	1,092,451
Faurecia S.A.	6,885	259,780
Ipsen S.A.	3,773	488,176
Jacquet Metal Service S.A.	9,684	172,072
Kaufman & Broad S.A.	6,512	249,113

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Kering S.A.	1,826	$855,423
Klepierre S.A. REIT	15,094	466,466
L’Oreal S.A.	4,677	1,070,211
LVMH Moet Hennessy Louis Vuitton SE	4,506	1,319,247
Orange S.A.	80,250	1,300,512
Peugeot S.A.	27,928	595,642
Renault S.A.	5,725	356,628
Societe Generale S.A.	22,068	699,656
STMicroelectronics NV	20,325	288,078
Total S.A.	40,824	2,153,266
Unibail-Rodamco-Westfield REIT	4,026	623,001
Vinci S.A.	13,811	1,135,706

		19,184,287

Germany—0.9%
Bayerische Motoren Werke AG	4,517	366,352
Covestro AG (a)	7,673	380,001
Deutsche Boerse AG	6,016	719,245
Deutsche Lufthansa AG	21,986	496,522
HeidelbergCement AG	8,104	496,757
SAP SE	15,832	1,571,320

		4,030,197

Greece—0.0%
FF Group (c)(d)(e)	19,365	16,862

Hong Kong—0.7%
CK Asset Holdings Ltd.	94,500	691,416
Hang Seng Bank Ltd.	28,100	629,475
Health & Happiness H&H International Holdings Ltd. (e)	39,500	226,529
Hysan Development Co., Ltd.	111,000	527,847
IT Ltd.	244,000	130,501
Johnson Electric Holdings Ltd.	115,000	234,567
Kerry Properties Ltd.	73,257	250,032
Wharf Real Estate Investment Co., Ltd.	52,000	311,008

		3,001,375

Hungary—0.1%
Magyar Telekom Telecommunications PLC	286,755	451,008

Indonesia—0.4%
Bank Negara Indonesia Persero Tbk PT	835,745	512,633
Gudang Garam Tbk PT	47,800	278,515
Indah Kiat Pulp & Paper Corp. Tbk PT	358,900	288,188
Indika Energy Tbk PT	488,300	53,920
Indo Tambangraya Megah Tbk PT	156,400	220,571
Medco Energi Internasional Tbk PT (e)	4,096,100	195,360
Mitra Adiperkasa Tbk PT	4,042,900	226,324

		1,775,511

Ireland—0.1%
Smurfit Kappa Group PLC	15,510	411,809

Israel—0.2%
Bank Leumi Le-Israel BM	45,817	276,964
First International Bank of Israel Ltd.	10,252	215,204
Harel Insurance Investments & Financial Services Ltd.	24,265	159,255
Hilan Ltd.	13,889	326,187

		977,610

Italy—1.2%
Amplifon SpA	14,445	233,227
DeA Capital SpA	103,889	148,604
Enav SpA (a)	53,340	259,614
Enel SpA	291,251	1,688,453

	Shares	Value*

Eni SpA	57,089	$901,846
Intesa Sanpaolo SpA	229,762	511,593
Iren SpA	87,670	210,547
Mediobanca Banca di Credito Finanziario SpA	33,911	286,936
Moncler SpA	15,320	509,813
Telecom Italia SpA (e)	922,657	510,790

		5,261,423

Japan—7.8%
Aeon Co., Ltd.	27,400	535,562
AGC, Inc.	10,600	329,479
Aisin Seiki Co., Ltd.	11,700	402,199
Astellas Pharma, Inc.	118,400	1,512,752
Bandai Namco Holdings, Inc.	15,500	695,938
Canon, Inc.	28,100	773,191
Chubu Electric Power Co., Inc.	45,900	652,212
Dai-ichi Life Holdings, Inc.	36,800	571,491
Daikin Industries Ltd.	7,000	743,788
East Japan Railway Co.	8,800	777,129
Exedy Corp.	5,926	144,753
Fast Retailing Co., Ltd.	1,700	868,259
Hitachi Ltd.	24,600	652,152
Honda Motor Co., Ltd.	61,800	1,628,125
Hoya Corp.	12,200	735,660
ITOCHU Corp.	59,923	1,017,659
JFE Holdings, Inc.	18,400	293,081
JVC Kenwood Corp.	79,200	170,892
JXTG Holdings, Inc.	81,800	424,830
Kajima Corp.	41,500	557,473
Kansai Electric Power Co., Inc.	44,100	661,355
Kikkoman Corp.	11,100	594,011
Mazda Motor Corp.	54,800	563,366
Mitsubishi Chemical Holdings Corp.	47,394	358,060
Mitsubishi Corp.	67,000	1,836,909
Mitsui & Co., Ltd.	101,900	1,565,521
Mitsui Matsushima Holdings Co., Ltd.	15,200	188,398
Mitsui Sugar Co., Ltd.	13,000	328,870
Nidec Corp.	6,400	724,141
Nippon Telegraph & Telephone Corp.	20,348	830,184
Nissan Motor Co., Ltd.	130,541	1,044,239
Obayashi Corp.	59,900	542,390
Pigeon Corp.	11,000	469,180
Recruit Holdings Co., Ltd.	69,000	1,666,952
SBI Holdings, Inc.	20,000	390,041
Shiseido Co., Ltd.	15,900	995,784
SoftBank Group Corp.	22,400	1,467,181
Sojitz Corp.	62,716	217,166
Sony Corp.	25,800	1,243,808
Sumitomo Electric Industries Ltd.	70,100	928,358
Sumitomo Mitsui Financial Group, Inc.	27,200	896,650
Sumitomo Rubber Industries Ltd.	37,100	436,774
Teijin Ltd.	15,800	252,166
Toyota Motor Corp.	41,649	2,410,917
Toyota Tsusho Corp.	10,200	299,701
YA-MAN Ltd.	28,900	360,802

		34,759,549

Korea (Republic of)—1.4%
Dongwon Industries Co., Ltd.	2,076	377,594
Hana Financial Group, Inc.	11,387	370,337
HDC Hyundai Development Co-Engineering & Construction (e)	1	43
Industrial Bank of Korea (e)	18,603	234,287
KB Financial Group, Inc.	13,482	562,426
KT Corp. ADR (e)	13,138	186,822
LG Corp.	2,955	185,066
LG Electronics, Inc.	8,157	457,389
POSCO	1,742	381,030
Samsung Electronics Co., Ltd. GDR	1,938	1,680,246

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Shinhan Financial Group Co., Ltd. (e)	16,842	$597,152
SK Hynix, Inc.	12,764	695,848
SK Telecom Co., Ltd.	1,989	479,906

		6,208,146

Malaysia—0.4%
AirAsia Group Bhd.	305,900	219,283
CIMB Group Holdings Bhd.	379,500	524,013
Genting Bhd.	167,800	247,552
Hong Leong Financial Group Bhd.	67,900	304,649
Petronas Dagangan Bhd.	77,000	492,837

		1,788,334

Mexico—0.4%
Banco del Bajio S.A. (a)	59,200	115,196
Grupo Financiero Banorte S.A.B de C.V., Class O	85,600	417,856
Ternium S.A. ADR	17,835	483,329
Wal-Mart de Mexico S.A.B de C.V.	331,600	843,353

		1,859,734

Netherlands—0.9%
Aegon NV	54,225	253,970
AerCap Holdings NV (e)	8,753	346,619
ASML Holding NV	7,324	1,147,374
ASR Nederland NV	8,937	353,628
Koninklijke Ahold Delhaize NV	57,544	1,453,686
NIBC Holding NV (a)	30,769	292,357

		3,847,634

New Zealand—0.4%
a2 Milk Co., Ltd. (e)	41,375	310,833
Air New Zealand Ltd.	203,124	423,174
Auckland International Airport Ltd.	60,507	292,034
Oceania Healthcare Ltd.	301,697	216,913
Ryman Healthcare Ltd.	33,829	244,137
Summerset Group Holdings Ltd.	38,100	163,048
Synlait Milk Ltd. (e)	41,328	250,031

		1,900,170

Norway—0.5%
Austevoll Seafood ASA	13,592	167,790
Equinor ASA	34,244	726,388
Norsk Hydro ASA	97,631	442,372
Norwegian Finans Holding ASA (e)	26,484	205,300
Salmar ASA	5,740	284,697
Selvaag Bolig ASA	59,599	279,027
Sparebank 1 Nord Norge	21,943	159,257

		2,264,831

Peru—0.1%
Ferreycorp SAA	164,086	123,728
Volcan Cia Minera SAA, Class B	750,965	158,286

		282,014

Philippines—0.2%
Globe Telecom, Inc.	6,335	228,371
Metro Pacific Investments Corp.	1,714,000	150,847
San Miguel Corp.	48,130	134,688
SM Prime Holdings, Inc.	502,000	341,399
Vista Land & Lifescapes, Inc.	2,079,900	214,509

		1,069,814

Qatar—0.1%
Commercial Bank PQSC (e)	12,584	135,807
Industries Qatar QSC (e)	8,269	302,568

		438,375

Romania—0.1%
BRD-Groupe Societe Generale S.A.	101,864	285,102

	Shares	Value*

Singapore—0.2%
CapitaLand Mall Trust REIT	344,700	$571,613
United Overseas Bank Ltd.	26,700	483,003

		1,054,616

South Africa—0.2%
Astral Foods Ltd.	24,719	274,774
Sasol Ltd.	20,232	601,224

		875,998

Spain—1.0%
Amadeus IT Group S.A.	11,091	771,685
Banco Santander S.A.	259,171	1,176,893
CaixaBank S.A.	107,114	387,906
International Consolidated Airlines Group S.A.	61,642	486,203
Repsol S.A.	43,006	691,409
Telefonica S.A.	106,703	898,161

		4,412,257

Sweden—0.8%
Dios Fastigheter AB	33,015	210,125
Hemfosa Fastigheter AB	17,717	139,809
Klovern AB, Class B	183,704	213,593
Lundin Petroleum AB	18,507	462,195
Nyfosa AB (e)	17,717	85,467
Sandvik AB	42,432	607,977
Swedbank AB, Class A	31,229	698,004
Volvo AB, Class B	73,821	966,616

		3,383,786

Switzerland—1.8%
Chocoladefabriken Lindt & Sprungli AG	13	969,478
Lonza Group AG (e)	5,271	1,370,221
Novartis AG	32,685	2,799,280
Straumann Holding AG	489	308,834
Swatch Group AG	12,969	750,150
Swiss Life Holding AG (e)	2,273	877,309
Zurich Insurance Group AG	3,229	962,528

		8,037,800

Taiwan—1.5%
Asia Cement Corp.	219,000	242,203
China Development Financial Holding Corp.	1,547,000	489,886
E.Sun Financial Holding Co., Ltd.	804,000	525,950
Far Eastern New Century Corp.	277,000	251,559
Formosa Chemicals & Fibre Corp.	105,000	359,209
Formosa Plastics Corp.	71,000	233,376
Grand Pacific Petrochemical	296,000	210,928
Great Wall Enterprise Co., Ltd.	264,290	287,535
Hon Hai Precision Industry Co., Ltd.	1	2
Lien Hwa Industrial Corp.	243,100	234,351
Nanya Technology Corp.	196,000	351,000
Pou Chen Corp.	318,000	336,857
Powertech Technology, Inc.	52,000	111,791
President Chain Store Corp.	30,000	302,250
Taiwan Cement Corp.	229,000	264,315
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,259	1,227,590
Tripod Technology Corp.	76,000	198,171
Uni-President Enterprises Corp.	110,000	249,552
Yageo Corp.	25,000	258,946
Yuanta Financial Holding Co., Ltd.	1,285,000	646,008

		6,781,479

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Thailand—0.3%
Bangkok Dusit Medical Services PCL (c)(d)	370,700	$282,139
Banpu PCL (c)(d)	378,600	172,288
PTT Global Chemical PCL (c)(d)	276,900	606,714
Tisco Financial Group PCL (c)(d)	96,700	232,592

		1,293,733

Turkey—0.2%
Akbank T.A.S.	146,411	188,879
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	460,283	130,038
Eregli Demir ve Celik Fabrikalari T.A.S.	121,203	164,784
Haci Omer Sabanci Holding A/S	105,417	149,577
TAV Havalimanlari Holding A/S	50,295	227,134
Turk Hava Yollari AO (e)	53,783	163,228
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (e)	48,820	41,262

		1,064,902

United Arab Emirates—0.2%
Aldar Properties PJSC	922,648	402,372
DP World Ltd.	17,421	297,899

		700,271

United Kingdom—4.5%
Alliance Pharma PLC	522,375	446,099
Anglo American PLC	52,242	1,168,166
Aviva PLC	121,876	583,298
BP PLC	432,910	2,736,722
British American Tobacco PLC	34,826	1,108,129
Diageo PLC	40,288	1,439,667
easyJet PLC	11,778	165,962
Greene King PLC	41,092	276,621
HSBC Holdings PLC	117,816	971,950
Informa PLC	68,189	547,335
J Sainsbury PLC	87,576	296,051
Keller Group PLC	37,415	235,767
Legal & General Group PLC	197,926	583,163
Lloyds Banking Group PLC	1,453,119	957,867
Marston’s PLC	212,342	254,429
Morgan Sindall Group PLC	11,799	158,511
National Express Group PLC	130,210	620,711
Rio Tinto PLC	27,291	1,307,031
Royal Dutch Shell PLC, Class A	18,868	556,132
Royal Dutch Shell PLC, Class B	79,363	2,372,754
Segro PLC REIT	73,147	549,125
Standard Life Aberdeen PLC	169,690	555,623
Taylor Wimpey PLC	101,667	176,784
TUI AG	30,283	435,249
Vesuvius PLC	38,406	247,923
Vodafone Group PLC	753,707	1,465,424

		20,216,493

United States—54.8%
Abbott Laboratories	29,023	2,099,234
AbbVie, Inc.	31,199	2,876,236
ABIOMED, Inc. (e)	1,765	573,696
Adobe, Inc. (e)	11,392	2,577,326
AES Corp.	44,993	650,599
Aflac, Inc.	28,485	1,297,777
Agilent Technologies, Inc.	11,487	774,913
Align Technology, Inc. (e)	7,114	1,489,885
Allstate Corp.	15,055	1,243,995
Ally Financial, Inc.	10,781	244,297
Alphabet, Inc., Class A (e)	2,498	2,610,310
Alphabet, Inc., Class C (e)	2,671	2,766,114
Amazon.com, Inc. (e)	5,303	7,964,947

	Shares	Value*

American Equity Investment Life Holding Co.	12,987	$362,857
AMETEK, Inc.	16,157	1,093,829
Antero Resources Corp. (e)	32,281	303,119
Anthem, Inc.	14,559	3,823,630
Apple, Inc.	54,796	8,643,521
Applied Materials, Inc.	21,138	692,058
Archer-Daniels-Midland Co.	71,746	2,939,434
AT&T, Inc.	149,452	4,265,360
Athene Holding Ltd., Class A (e)	23,580	939,191
AutoZone, Inc. (e)	918	769,596
Avnet, Inc.	35,064	1,265,810
Bank of America Corp.	118,361	2,916,415
Baxter International, Inc.	21,729	1,430,203
Becton Dickinson and Co.	5,076	1,143,724
Best Buy Co., Inc.	12,558	665,072
BGC Partners, Inc., Class A	32,762	169,380
Boeing Co.	12,711	4,099,297
BorgWarner, Inc.	6,981	242,520
Boston Beer Co., Inc., Class A (e)	1,533	369,208
Boston Scientific Corp. (e)	54,204	1,915,569
Broadridge Financial Solutions, Inc.	10,772	1,036,805
Bunge Ltd.	16,076	859,101
Cactus, Inc., Class A (e)	5,232	143,409
Carnival Corp.	30,553	1,506,263
Caterpillar, Inc.	8,537	1,084,797
CDW Corp.	12,746	1,033,063
Celanese Corp.	4,019	361,589
Centene Corp. (e)	4,361	502,823
Chevron Corp.	32,816	3,570,053
Cigna Corp. (e)	4,125	783,420
Cisco Systems, Inc.	101,200	4,384,996
Citigroup, Inc.	36,142	1,881,553
Citizens Financial Group, Inc.	19,364	575,692
Cognizant Technology Solutions Corp., Class A	13,209	838,507
Comcast Corp., Class A	76,390	2,601,079
Conagra Brands, Inc.	32,373	691,487
ConocoPhillips	21,209	1,322,381
Constellation Brands, Inc., Class A	6,721	1,080,871
Costco Wholesale Corp.	10,007	2,038,526
Crown Castle International Corp. REIT	8,792	955,075
CSX Corp.	23,321	1,448,934
CVS Health Corp.	43,787	2,868,924
Danaher Corp.	11,691	1,205,576
Duke Energy Corp.	12,632	1,090,142
Eastman Chemical Co.	12,588	920,309
Eaton Corp. PLC	19,147	1,314,633
Eli Lilly & Co.	30,812	3,565,565
Encompass Health Corp.	3,693	227,858
Entergy Corp.	15,756	1,356,119
EOG Resources, Inc.	22,202	1,936,236
Estee Lauder Cos., Inc., Class A	3,462	450,406
Exelon Corp.	67,560	3,046,956
Exxon Mobil Corp.	39,795	2,713,621
Facebook, Inc., Class A (e)	26,334	3,452,124
FedEx Corp.	5,810	937,327
FLIR Systems, Inc.	31,735	1,381,742
Fortinet, Inc. (e)	7,896	556,115
Garmin Ltd.	10,057	636,809
Garrett Motion, Inc. (e)	1,276	15,746
General Motors Co.	54,314	1,816,803
Globus Medical, Inc., Class A (e)	9,754	422,153
Goldman Sachs Group, Inc.	5,043	842,433
Haemonetics Corp. (e)	2,624	262,531
Hartford Financial Services Group, Inc.	14,615	649,637
HCA Healthcare, Inc.	11,767	1,464,403
HEICO Corp., Class A	7,458	469,854

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Herbalife Nutrition Ltd. (e)	9,067	$534,500
Hewlett Packard Enterprise Co.	59,173	781,675
HollyFrontier Corp.	15,805	807,952
Home Depot, Inc.	17,113	2,940,356
HP, Inc.	83,333	1,704,993
Humana, Inc.	3,272	937,363
ICU Medical, Inc. (e)	865	198,630
Illumina, Inc. (e)	5,919	1,775,286
Intel Corp.	69,664	3,269,331
Intuit, Inc.	5,148	1,013,384
Intuitive Surgical, Inc. (e)	3,768	1,804,571
Jacobs Engineering Group, Inc.	5,070	296,392
Johnson & Johnson	34,973	4,513,266
JPMorgan Chase & Co.	49,996	4,880,609
Kohl’s Corp.	5,399	358,170
Korn/Ferry International	3,757	148,552
Lam Research Corp.	4,987	679,080
Lear Corp.	3,608	443,279
Loews Corp.	22,400	1,019,648
Lululemon Athletica, Inc. (e)	7,967	968,867
LyondellBasell Industries NV, Class A	6,356	528,565
Macy’s, Inc.	18,966	564,807
ManTech International Corp., Class A	9,307	486,710
Marathon Petroleum Corp.	16,085	949,176
Mastercard, Inc., Class A	12,994	2,451,318
MasterCraft Boat Holdings, Inc. (e)	12,300	230,010
McDonald’s Corp.	5,000	887,850
McGrath RentCorp	3,634	187,078
MDC Holdings, Inc.	8,260	232,189
Mercer International, Inc.	28,751	300,160
Merck & Co., Inc.	44,241	3,380,455
Merit Medical Systems, Inc. (e)	5,184	289,319
Michael Kors Holdings Ltd. (e)	10,779	408,740
Micron Technology, Inc. (e)	26,029	825,900
Microsoft Corp.	92,600	9,405,382
NetApp, Inc.	20,561	1,226,875
Netflix, Inc. (e)	7,366	1,971,584
Newmark Group, Inc., Class A	15,198	121,888
Norfolk Southern Corp.	6,245	933,877
NVIDIA Corp.	8,266	1,103,511
O’Reilly Automotive, Inc. (e)	5,292	1,822,194
Occidental Petroleum Corp.	20,984	1,287,998
Old Dominion Freight Line, Inc.	11,461	1,415,319
Oracle Corp.	41,534	1,875,260
Owens Corning	6,029	265,155
PACCAR, Inc.	29,025	1,658,488
PBF Energy, Inc., Class A	5,756	188,049
Pfizer, Inc.	79,986	3,491,389
Phillips 66	8,009	689,975
PNC Financial Services Group, Inc.	16,072	1,878,978
Procter & Gamble Co.	32,207	2,960,467
Progressive Corp.	14,867	896,926
Prudential Financial, Inc.	10,359	844,776
PulteGroup, Inc.	22,928	595,899
Quest Diagnostics, Inc.	5,828	485,298
RadNet, Inc. (e)	36,275	368,917
Ralph Lauren Corp.	4,344	449,430
Reinsurance Group of America, Inc.	7,664	1,074,723
Reliance Steel & Aluminum Co.	1,549	110,242
Robert Half International, Inc.	8,133	465,208
Ross Stores, Inc.	14,411	1,198,995
Salesforce.com, Inc. (e)	19,514	2,672,833
Seagate Technology PLC	12,301	474,696
Simply Good Foods Co. (e)	25,564	483,160
SS&C Technologies Holdings, Inc.	22,168	999,998
Synovus Financial Corp.	5,577	178,408

	Shares	Value*

T Rowe Price Group, Inc.	7,380	$681,322
Target Corp.	15,986	1,056,515
TE Connectivity Ltd.	9,623	727,787
Texas Instruments, Inc.	18,800	1,776,600
Thermo Fisher Scientific, Inc.	10,254	2,294,743
Tiffany & Co.	5,035	405,368
TJX Cos., Inc.	40,994	1,834,072
Toll Brothers, Inc.	6,942	228,600
Total System Services, Inc.	7,569	615,284
TransUnion	10,574	600,603
Tyson Foods, Inc., Class A	15,194	811,360
Union Pacific Corp.	15,045	2,079,670
United Rentals, Inc. (e)	8,557	877,349
UnitedHealth Group, Inc.	15,795	3,934,850
Unum Group	17,059	501,193
Verizon Communications, Inc.	64,516	3,627,089
Verso Corp., Class A (e)	11,270	252,448
Viacom, Inc. Class B	21,432	550,802
Visa, Inc., Class A	29,524	3,895,397
Vishay Intertechnology, Inc.	10,439	188,006
Vistra Energy Corp. (e)	33,515	767,158
Walgreens Boots Alliance, Inc.	22,194	1,516,516
Walmart, Inc.	12,000	1,117,800
WellCare Health Plans, Inc. (e)	1,309	309,042
Xenia Hotels & Resorts, Inc. REIT	9,499	163,383
Zebra Technologies Corp., Class A (e)	1,630	259,545
Zoetis, Inc.	10,834	926,740

		243,916,889

Total Common Stock (cost—$451,571,733)		431,075,905

EXCHANGE-TRADED FUNDS—1.6%

iShares Core MSCI EAFE	50,837	2,796,035
iShares Core MSCI Emerging Markets	10,188	480,364
iShares Core S&P 500	14,865	3,740,183

Total Exchange-Traded Funds (cost—$7,590,472)		7,016,582

PREFERRED STOCK—0.4%

Brazil—0.1%
Petroleo Brasileiro S.A.	67,600	394,289

Colombia—0.0%
Grupo Aval Acciones y Valores S.A.	693,573	213,358

Germany—0.1%
Sixt SE	5,631	310,089

Korea (Republic of)—0.2%
Samsung Electronics Co., Ltd.	37,695	1,077,084

Total Preferred Stock (cost—$1,992,773)		1,994,820

RIGHTS—0.0%

Spain—0.0%
Repsol S.A. expires 1/14/19, (e) (cost—$20,078)	43,006	19,709

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $4,083,113; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $4,168,222 including accrued interest (cost—$4,083,000)	$4,083	$4,083,000

Total Investments (cost—$465,258,056) (b)—99.7%		444,190,016

Other assets less liabilities (f)—0.3%		1,136,891

Net Assets—100.0%		$445,326,907

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,634,517, representing 0.4% of net assets.

(b)	Securities with an aggregate value of $157,407,410, representing 35.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,311,749, representing 0.3% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Long position contracts:
E-mini S&P 500 Index	10	3/15/19	$1	$1,253	$(16,172)
Mini MSCI Emerging Markets Index	22	3/15/19	1	1,063	(15,230)
MSCI EAFE Index	11	3/15/19	1	944	(19,715)

					$(51,117)

(g)	At December 31, 2018, the Fund pledged $594,641 in cash as collateral for futures contracts.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	9.5%
Oil, Gas & Consumable Fuels	6.6%
Pharmaceuticals	4.9%
Software	4.8%
Healthcare Providers & Services	3.8%
Insurance	3.7%
Technology Hardware, Storage & Peripherals	3.7%
Healthcare Equipment & Supplies	3.3%
Interactive Media & Services	2.8%
Semiconductors & Semiconductor Equipment	2.7%
Diversified Telecommunication Services	2.7%
Food Products	2.5%
Specialty Retail	2.4%
IT Services	2.4%
Internet & Direct Marketing Retail	2.3%
Metals & Mining	2.1%
Food & Staples Retailing	2.1%
Automobiles	2.0%
Electric Utilities	2.0%
Road & Rail	1.6%
Trading Companies & Distributors	1.6%
Exchange-Traded Funds	1.6%
Chemicals	1.4%
Life Sciences Tools & Services	1.4%
Electronic Equipment, Instruments & Components	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Real Estate Management & Development	1.1%
Machinery	1.1%
Biotechnology	1.1%
Aerospace & Defense	1.1%
Hotels, Restaurants & Leisure	1.0%
Communications Equipment	1.0%
Auto Components	1.0%
Media	0.9%
Equity Real Estate Investment Trusts (REITs)	0.9%
Household Durables	0.9%
Capital Markets	0.9%
Wireless Telecommunication Services	0.8%
Construction & Engineering	0.8%
Household Products	0.8%
Personal Products	0.8%
Electrical Equipment	0.8%
Beverages	0.7%
Professional Services	0.6%
Paper & Forest Products	0.6%
Multi-Line Retail	0.5%
Airlines	0.5%
Industrial Conglomerates	0.5%
Building Products	0.4%
Entertainment	0.4%
Transportation Infrastructure	0.4%
Diversified Financial Services	0.3%
Independent Power Producers & Energy Traders	0.3%
Tobacco	0.3%
Commercial Services & Supplies	0.3%
Leisure Equipment & Products	0.3%
Multi-Utilities	0.3%
Construction Materials	0.3%
Air Freight & Logistics	0.2%
Containers & Packaging	0.1%
Commercial Services	0.1%
Consumer Finance	0.1%
Thrifts & Mortgage Finance	0.0%
Energy Equipment & Services	0.0%
Advertising	0.0%
Repurchase Agreements	0.9%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Australia—2.6%
Alumina Ltd.	22,152	$35,882
Aristocrat Leisure Ltd.	3,501	53,894
Australian Pharmaceutical Industries Ltd.	36,421	35,416
Caltex Australia Ltd.	1,924	34,519
Crown Resorts Ltd.	3,011	25,164
CSR Ltd.	5,947	11,773
GrainCorp Ltd., Class A	2,617	16,903
Macquarie Group Ltd.	1,173	89,847
Metcash Ltd.	11,047	19,080
Orora Ltd.	20,131	43,580
OZ Minerals Ltd.	1,444	8,953
Qantas Airways Ltd.	19,559	79,791
Saracen Mineral Holdings Ltd. (e)	9,428	19,492
Sims Metal Management Ltd.	4,351	30,756
South32 Ltd.	15,607	37,126
Treasury Wine Estates Ltd.	2,486	25,923

		568,099

Austria—1.1%
Erste Group Bank AG	1,828	60,612
Lenzing AG	117	10,665
Mayr Melnhof Karton AG	307	38,692
OMV AG	1,944	84,901
Telekom Austria AG (e)	282	2,156
voestalpine AG	1,245	37,131

		234,157

Belgium—0.5%
Euronav NV	2,702	19,245
KBC Group NV	235	15,120
UCB S.A.	947	77,348

		111,713

Brazil—0.4%
Banco Santander Brasil S.A. ADR	3,762	41,871
Vale S.A.	2,597	34,045

		75,916

Canada—0.4%
Canfor Corp. (e)	731	8,851
Toronto-Dominion Bank	1,411	70,155

		79,006

China—0.6%
Agricultural Bank of China Ltd., Class H	98,000	42,924
China Mengniu Dairy Co., Ltd. (e)	9,000	28,004
China Petroleum & Chemical Corp. ADR	363	25,628
China Resources Beer Holdings Co., Ltd.	6,000	20,977
Kingboard Holdings Ltd.	3,000	8,003

		125,536

Denmark—0.9%
Alm Brand A/S	7,920	60,697
Danske Bank A/S	3,914	77,702
Dfds A/S (e)	299	12,067
Rockwool International A/S, Class B	41	10,722
Schouw & Co. A/S	250	18,676
Topdanmark A/S	474	22,121

		201,985

Finland—0.6%
Cramo Oyj	530	9,060
Nokia Oyj	2,033	11,862
UPM-Kymmene Oyj	3,961	100,268

		121,190

France—10.8%
Aeroports de Paris	148	28,065
Airbus SE (e)	216	20,735
Alten S.A.	543	45,273
Amundi S.A. (a)	795	42,032
ArcelorMittal	2,474	51,259
Arkema S.A.	122	10,473

	Shares	Value*

Atos SE	618	$50,636
AXA S.A.	1,642	35,437
BNP Paribas S.A.	4,269	192,791
Bouygues S.A.	2,769	99,431
Casino Guichard Perrachon S.A.	963	40,103
Christian Dior SE	145	55,483
Cie de Saint-Gobain	1,633	54,210
Dassault Aviation S.A.	18	24,954
Eiffage S.A.	635	53,091
Engie S.A.	9,458	135,892
Faurecia S.A.	992	37,429
ICADE REIT	406	30,942
Ipsen S.A.	356	46,062
Kaufman & Broad S.A.	340	13,007
LVMH Moet Hennessy Louis Vuitton SE	172	50,357
Orange S.A.	4,509	73,072
Peugeot S.A.	6,736	143,664
Rubis SCA	309	16,616
Safran S.A.	850	101,945
Sanofi	3,621	314,121
SCOR SE	328	14,746
Societe Generale S.A.	4,465	141,561
STMicroelectronics NV	2,618	37,107
Total S.A.	2,114	111,503
Ubisoft Entertainment S.A. (e)	1,039	83,704
Veolia Environnement S.A.	2,116	43,334
Vinci S.A.	1,312	107,888
Wendel S.A.	161	19,313

		2,326,236

Germany—4.9%
Adidas AG	217	45,351
BASF SE	783	54,539
Bayer AG	2,768	192,511
Bayerische Motoren Werke AG	1,238	100,408
Covestro AG (a)	1,644	81,418
Deutsche Lufthansa AG	2,178	49,187
Deutsche Post AG	2,957	80,753
Deutsche Telekom AG	2,814	47,829
E.ON SE	15,321	151,238
Kloeckner & Co. SE	1,902	13,129
Linde AG	148	32,853
Merck KGaA	1,003	103,241
Rheinmetall AG	278	24,653
Siltronic AG	454	37,774
Wuestenrot & Wuerttembergische AG	2,698	49,627

		1,064,511

Greece—0.5%
Hellenic Petroleum S.A.	8,372	70,770
Mytilineos Holdings S.A.	5,418	45,146

		115,916

Hong Kong—4.0%
AIA Group Ltd.	29,000	240,898
BOC Hong Kong Holdings Ltd.	16,500	61,243
CK Asset Holdings Ltd.	19,000	139,015
CK Hutchison Holdings Ltd.	12,420	119,210
Henderson Land Development Co., Ltd.	6,600	32,849
Hongkong Land Holdings Ltd.	4,000	25,217
I-CABLE Communications Ltd. (e)	2,808	42
Jardine Matheson Holdings Ltd.	500	34,814
Kerry Properties Ltd.	3,000	10,239
Man Wah Holdings Ltd.	70,800	28,415
Shun Tak Holdings Ltd.	112,000	35,185
Sino Land Co., Ltd.	8,000	13,706
WH Group Ltd. (a)	109,500	84,101
Wheelock & Co., Ltd.	3,000	17,175
Xinyi Glass Holdings Ltd.	8,000	8,837

		850,946

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Hungary—0.2%
OTP Bank Nyrt	773	$31,239

Ireland—0.3%
CRH PLC	2,085	55,194
Kingspan Group PLC	377	15,826

		71,020

Israel—0.2%
Israel Discount Bank Ltd., Class A	16,619	51,280

Italy—4.4%
A2A SpA	23,808	42,937
Assicurazioni Generali SpA	3,692	61,708
Enel SpA	38,577	223,640
Eni SpA	11,406	180,183
ERG SpA	544	10,297
EXOR NV	457	24,809
Fiat Chrysler Automobiles NV (e)	2,951	42,671
Fiat Chrysler Automobiles NV (e)	9,372	135,129
Fincantieri SpA (e)	23,774	25,170
Hera SpA	7,857	23,970
Intesa Sanpaolo SpA	26,648	59,335
Recordati SpA	1,298	44,950
Societa Cattolica di Assicurazioni SC	7,555	61,462
Telecom Italia SpA	39,550	18,969

		955,230

Japan—25.7%
Aeon Fantasy Co., Ltd.	200	4,924
AGC, Inc.	2,200	68,383
Aisin Seiki Co., Ltd.	1,500	51,564
Alfresa Holdings Corp.	2,900	73,920
ANA Holdings, Inc.	3,200	114,877
AOI Electronics Co., Ltd.	1,400	32,139
Aoyama Trading Co., Ltd.	300	7,195
Asahi Group Holdings Ltd.	1,400	54,255
Asahi Kasei Corp.	11,300	115,976
Astellas Pharma, Inc.	8,100	103,491
Bandai Namco Holdings, Inc.	500	22,450
Brother Industries Ltd.	1,200	17,762
Dai-ichi Life Holdings, Inc.	5,900	91,625
Daiwa House Industry Co., Ltd.	3,100	98,885
Denso Corp.	1,600	70,828
Disco Corp.	400	46,507
Doutor Nichires Holdings Co., Ltd.	500	9,131
Fancl Corp.	2,600	66,334
FUJIFILM Holdings Corp.	4,000	155,058
H2O Retailing Corp.	800	11,351
Heiwado Co., Ltd.	1,700	38,798
Hitachi Ltd.	4,800	127,249
Hokuhoku Financial Group, Inc.	1,900	21,311
Honda Motor Co., Ltd.	3,900	102,746
Hosiden Corp.	3,200	20,947
Idemitsu Kosan Co., Ltd.	800	26,021
Japan Airlines Co., Ltd.	2,200	77,970
Kajima Corp.	3,500	47,016
Kamigumi Co., Ltd.	500	10,229
Kinden Corp.	3,500	56,670
Kirin Holdings Co., Ltd.	3,600	75,066
Komeri Co., Ltd.	300	6,453
Kurita Water Industries Ltd.	900	21,790
KYORIN Holdings, Inc.	1,300	28,398
Macnica Fuji Electronics Holdings, Inc.	700	8,577
Marubeni Corp.	17,500	122,789
Matsumotokiyoshi Holdings Co., Ltd.	1,000	30,747
Megmilk Snow Brand Co., Ltd.	1,500	38,831
MINEBEA MITSUMI, Inc.	3,000	43,260
Mitsubishi Chemical Holdings Corp.	14,600	110,302
Mitsubishi Corp.	8,100	222,074
Mitsubishi Gas Chemical Co., Inc.	2,100	31,457
Mitsubishi Tanabe Pharma Corp.	1,600	23,097

	Shares	Value*

Mitsui & Co., Ltd.	10,500	$161,315
Mizuho Financial Group, Inc.	102,500	158,592
Morinaga Milk Industry Co., Ltd.	1,600	44,716
NH Foods Ltd.	300	11,278
Nintendo Co., Ltd.	300	79,662
Nippon Electric Glass Co., Ltd.	2,400	58,799
Nippon Flour Mills Co., Ltd.	4,900	82,137
Nippon Telegraph & Telephone Corp.	2,600	106,078
Nippon Television Holdings, Inc.	2,700	39,749
Nishimatsu Construction Co., Ltd.	800	18,206
Nissan Motor Co., Ltd.	17,500	139,988
Nisshin Oillio Group Ltd.	2,000	57,143
Nisshin Seifun Group, Inc.	1,500	30,895
Nomura Holdings, Inc.	7,300	27,664
Obayashi Corp.	8,300	75,156
Okinawa Cellular Telephone Co.	1,800	59,165
Okumura Corp.	700	20,396
ORIX Corp.	5,900	86,210
Pola Orbis Holdings, Inc.	800	21,559
Prima Meat Packers Ltd.	1,400	25,078
Rohm Co., Ltd.	900	57,442
Seino Holdings Co., Ltd.	2,300	30,112
Sekisui Chemical Co., Ltd.	6,200	92,167
Shin-Etsu Chemical Co., Ltd.	800	61,466
Shindengen Electric Manufacturing Co., Ltd.	500	17,205
Shionogi & Co., Ltd.	1,800	102,736
Shiseido Co., Ltd.	800	50,102
SoftBank Group Corp.	700	45,849
Sojitz Corp.	12,000	41,552
Sompo Holdings, Inc.	3,400	115,498
Sony Corp.	3,700	178,376
Sumitomo Corp.	10,200	144,725
Sumitomo Electric Industries Ltd.	3,100	41,054
Sumitomo Forestry Co., Ltd.	400	5,237
Sushiro Global Holdings Ltd.	400	21,843
Taisei Corp.	2,000	85,657
Takeda Pharmaceutical Co., Ltd.	4,600	155,915
THK Co., Ltd.	1,100	20,550
Tohoku Electric Power Co., Inc.	1,400	18,432
Tokyo Broadcasting System Holdings, Inc.	500	7,903
Tokyo Electron Ltd.	1,000	112,574
Toppan Printing Co., Ltd.	1,500	22,049
Toyoda Gosei Co., Ltd.	500	9,843
Toyota Motor Corp.	2,700	156,294
Tsumura & Co.	400	11,125
Ulvac, Inc.	700	20,209
USS Co., Ltd.	1,700	28,523
Valor Holdings Co., Ltd.	1,700	41,011
Warabeya Nichiyo Holdings Co., Ltd.	2,200	38,534

		5,546,222

Korea (Republic of)—1.4%
Asiana Airlines, Inc. (e)	3,147	11,675
Douzone Bizon Co., Ltd.	317	14,772
Industrial Bank of Korea (e)	2,208	27,808
LG Electronics, Inc.	1,290	72,334
POSCO	138	30,185
Samsung Electronics Co., Ltd. GDR	70	60,657
SK Hynix, Inc.	472	25,732
SK Innovation Co., Ltd.	125	20,064
SK Telecom Co., Ltd.	140	33,779

		297,006

Malaysia—0.2%
CIMB Group Holdings Bhd.	26,100	36,039

Mexico—0.2%
Wal-Mart de Mexico S.A.B de C.V.	20,400	51,883

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Netherlands—2.7%
Aalberts Industries NV	728	$24,212
AerCap Holdings NV (e)	957	37,897
ASR Nederland NV	1,397	55,278
BE Semiconductor Industries NV	2,163	45,596
ING Groep NV	6,665	71,693
Koninklijke DSM NV	1,205	97,756
Koninklijke KPN NV	21,056	61,504
Koninklijke Philips NV	733	25,699
Unilever NV	3,162	171,293

		590,928

New Zealand—0.7%
Air New Zealand Ltd.	24,662	51,379
Fonterra Co-operative Group Ltd. UNIT	17,136	53,391
New Zealand Refining Co., Ltd.	29,024	45,840

		150,610

Norway—1.9%
Austevoll Seafood ASA	2,179	26,899
Equinor ASA	7,704	163,418
Grieg Seafood ASA	728	8,598
Norsk Hydro ASA	10,347	46,883
Orkla ASA	3,848	30,130
SpareBank 1 SR Bank ASA	5,431	56,035
Telenor ASA	4,383	85,119

		417,082

Portugal—0.3%
Galp Energia SGPS S.A.	4,474	70,447

Russian Federation—0.4%
Novolipetsk Steel PJSC GDR	1,966	45,065
X5 Retail Group NV GDR	1,425	35,354

		80,419

Singapore—2.1%
DBS Group Holdings Ltd.	8,800	153,031
Oversea-Chinese Banking Corp., Ltd.	21,100	174,531
QAF Ltd.	64,800	27,852
Singapore Airlines Ltd.	2,300	15,889
UOL Group Ltd.	2,200	10,005
Venture Corp., Ltd.	6,100	62,628

		443,936

Spain—2.8%
Banco Santander S.A.	14,854	67,452
Banco Santander S.A.	3,591	16,210
Cia de Distribucion Integral Logista Holdings S.A.	839	20,993
CIE Automotive S.A.	1,985	48,719
Ence Energia y Celulosa S.A.	2,534	15,924
Endesa S.A.	1,812	41,786
Global Dominion Access S.A. (a)(e)	1,304	6,419
International Consolidated Airlines Group S.A.	3,918	31,061
International Consolidated Airlines Group S.A.	11,480	90,549
Mapfre S.A.	5,645	14,993
Melia Hotels International S.A.	3,837	36,089
Red Electrica Corp. S.A.	2,212	49,328
Repsol S.A.	9,468	152,217

		591,740

Sweden—1.9%
Boliden AB	933	20,217
Electrolux AB, Ser. B	3,258	68,674
Loomis AB, Class B	773	24,918
Nobina AB (a)	11,074	74,694
SAS AB (e)	5,875	13,856
Svenska Cellulosa AB SCA, Class B	8,431	65,515
Volvo AB, Class B	11,532	151,001

		418,875

	Shares	Value*

Switzerland—7.3%
Adecco Group AG	1,894	$89,022
Baloise Holding AG	785	108,378
Bobst Group S.A.	308	21,433
Flughafen Zurich AG	262	43,357
Lonza Group AG (e)	174	45,232
Nestle S.A.	2,982	242,027
Novartis AG	2,997	256,676
OC Oerlikon Corp. AG (e)	4,600	51,797
Pargesa Holding S.A.	325	23,440
Partners Group Holding AG	201	122,277
Roche Holding AG	919	228,150
Sunrise Communications Group AG (a)(e)	504	44,374
Swiss Life Holding AG (e)	238	91,861
Zurich Insurance Group AG	690	205,681

		1,573,705

Taiwan—1.1%
China Development Financial Holding Corp.	101,000	31,983
Compeq Manufacturing Co., Ltd.	18,000	11,597
Formosa Chemicals & Fibre Corp.	22,000	75,263
Formosa Plastics Corp.	17,000	55,879
HannStar Display Corp.	140,000	32,269
Mitac Holdings Corp.	19,545	15,611
Nan Ya Plastics Corp.	8,000	19,675

		242,277

Thailand—0.2%
Kiatnakin Bank PCL (c)(d)	10,900	22,198
PTT PCL (c)(d)	19,800	27,924

		50,122

Turkey—0.1%
Pegasus Hava Tasimaciligi AS (e)	3,437	14,836

United Kingdom—16.7%
3i Group PLC	4,178	41,225
Anglo American PLC	2,739	61,246
AstraZeneca PLC	1,341	100,100
Barratt Developments PLC	5,353	31,576
Bellway PLC	1,534	49,218
Berkeley Group Holdings PLC	1,836	81,432
BP PLC	34,715	219,457
British American Tobacco PLC	1,239	39,424
Carnival PLC	2,228	106,993
Centrica PLC	26,952	46,491
Coca-Cola HBC AG (e)	3,598	112,609
Compass Group PLC	6,519	137,191
Computacenter PLC	727	9,326
Dart Group PLC	4,276	42,124
Direct Line Insurance Group PLC	21,725	88,311
Dixons Carphone PLC	12,009	18,393
Electrocomponents PLC	9,945	64,238
Experian PLC	2,864	69,429
Firstgroup PLC (e)	9,880	10,506
Galliford Try PLC	943	7,492
Glencore PLC (e)	25,196	93,680
Hansteen Holdings PLC REIT	12,829	15,150
Highland Gold Mining Ltd.	12,810	23,263
HSBC Holdings PLC	23,955	197,622
IG Group Holdings PLC	2,503	18,197
Inchcape PLC	1,905	13,405
Legal & General Group PLC	47,910	141,161
Lloyds Banking Group PLC	119,855	79,006
Man Group PLC	14,742	24,977
National Express Group PLC	12,590	60,017
OneSavings Bank PLC	10,539	47,010
Persimmon PLC	3,492	85,993
Plus500 Ltd.	1,827	31,903
Rio Tinto PLC	4,444	212,834

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Royal Dutch Shell PLC, Class A	13,428	$395,224
Royal Dutch Shell PLC, Class A	3,789	111,680
Royal Dutch Shell PLC, Class B	3,555	106,286
Smith & Nephew PLC	5,561	104,095
SSE PLC	3,128	43,196
Standard Life Aberdeen PLC	13,580	44,466
Tate & Lyle PLC	2,467	20,759
Taylor Wimpey PLC	33,958	59,048
TESCO PLC	54,945	133,250
TUI AG	5,963	85,705
TUI AG	1,015	14,326
Vodafone Group PLC	28,417	55,251
WPP PLC	4,483	48,788

		3,603,073

Total Common Stock (cost—$23,321,862)		21,163,180

EXCHANGE-TRADED FUNDS—1.3%
iShares Core MSCI EAFE (cost—$315,920)	4,995	274,725

PREFERRED STOCK—0.5%

Germany—0.5%
Porsche Automobil Holding SE	574	33,758
Volkswagen AG	517	82,439

Total Preferred Stock (cost—$119,658)		116,197

RIGHTS—0.0%

Spain—0.0%
Repsol S.A. expires 1/14/19, (e) (cost—$4,420)	9,468	4,339

Total Investments (cost—$23,761,860) (b)—99.9%		21,558,441

Other assets less liabilities—0.1%		20,502

Net Assets—100.0%		$21,578,943

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $333,038, representing 1.5% of net assets.

(b)	Securities with an aggregate value of $20,786,600, representing 96.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $50,122, representing 0.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	9.1%
Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	8.3%
Insurance	6.8%
Automobiles	4.2%
Food Products	4.1%
Metals & Mining	3.6%
Household Durables	3.5%
Chemicals	3.5%
Trading Companies & Distributors	3.5%
Airlines	2.7%
Construction & Engineering	2.6%
Hotels, Restaurants & Leisure	2.3%
Multi-Utilities	2.1%
Diversified Telecommunication Services	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Electronic Equipment, Instruments & Components	1.8%
Food & Staples Retailing	1.8%
Electric Utilities	1.7%
Capital Markets	1.7%
Machinery	1.7%
Real Estate Management & Development	1.6%
Personal Products	1.4%
Beverages	1.3%
Exchange-Traded Funds	1.3%
Auto Components	1.2%
Industrial Conglomerates	1.2%
Technology Hardware, Storage & Peripherals	1.1%
Diversified Financial Services	1.1%
Wireless Telecommunication Services	0.9%
Road & Rail	0.8%
Professional Services	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Building Products	0.7%
Aerospace & Defense	0.7%
Healthcare Equipment & Supplies	0.6%
Paper & Forest Products	0.6%
IT Services	0.5%
Healthcare Providers & Services	0.5%
Air Freight & Logistics	0.5%
Software	0.5%
Media	0.4%
Containers & Packaging	0.4%
Transportation Infrastructure	0.4%
Entertainment	0.4%
Construction Materials	0.3%
Household Products	0.3%
Specialty Retail	0.3%
Thrifts & Mortgage Finance	0.2%
Commercial Services & Supplies	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Life Sciences Tools & Services	0.2%
Tobacco	0.2%
Auto Manufacturers	0.2%
Leisure Equipment & Products	0.1%
Gas Utilities	0.1%
Distributors	0.1%
Marine	0.1%
Communications Equipment	0.1%
Multi-Line Retail	0.1%
Independent Power Producers & Energy Traders	0.0%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.1%

Aerospace & Defense—1.9%
Boeing Co.	3,386	$1,091,985
Huntington Ingalls Industries, Inc.	920	175,085
Northrop Grumman Corp.	1,512	370,289

		1,637,359

Air Freight & Logistics—0.3%
Atlas Air Worldwide Holdings, Inc. (a)	704	29,702
FedEx Corp.	1,566	252,643

		282,345

Airlines—0.6%
Allegiant Travel Co.	771	77,270
Delta Air Lines, Inc.	6,524	325,548
SkyWest, Inc.	1,747	77,689
WestJet Airlines Ltd.	679	8,952

		489,459

Auto Components—0.4%
Lear Corp.	1,532	188,222
Magna International, Inc.	3,274	148,615

		336,837

Automobiles—0.6%
General Motors Co.	15,583	521,251

Banks—4.7%
Bank of America Corp.	40,816	1,005,706
Bank of Nova Scotia	2,755	137,326
Bank of NT Butterfield & Son Ltd.	846	26,522
Cadence BanCorp	7,455	125,095
Citizens Financial Group, Inc.	9,278	275,835
Comerica, Inc.	4,602	316,112
Cullen/Frost Bankers, Inc.	2,118	186,257
JPMorgan Chase & Co.	10,795	1,053,808
Laurentian Bank of Canada	2,195	61,210
Regions Financial Corp.	21,240	284,191
Synovus Financial Corp.	4,764	152,400
Umpqua Holdings Corp.	9,747	154,977
Wells Fargo & Co.	6,157	283,715

		4,063,154

Beverages—1.3%
Coca-Cola Co.	711	33,666
Constellation Brands, Inc., Class A	2,224	357,663
Keurig Dr Pepper, Inc.	4,431	113,611
PepsiCo, Inc.	6,019	664,979

		1,169,919

Biotechnology—2.8%
AbbVie, Inc.	10,261	945,962
Amgen, Inc.	4,713	917,480
Biogen, Inc. (a)	87	26,180
Gilead Sciences, Inc.	8,299	519,102
Myriad Genetics, Inc. (a)	277	8,052

		2,416,776

Capital Markets—2.0%
Apollo Investment Corp.	3,242	40,201
Bank of New York Mellon Corp.	5,189	244,246
BlackRock, Inc.	704	276,545
E*TRADE Financial Corp.	5,753	252,442
Interactive Brokers Group, Inc., Class A	1,693	92,522
Morgan Stanley	9,953	394,637
S&P Global, Inc.	881	149,717
T Rowe Price Group, Inc.	2,892	266,989

		1,717,299

	Shares	Value*

Chemicals—1.5%
Air Products & Chemicals, Inc.	2,764	$442,378
Celanese Corp.	1,246	112,103
Eastman Chemical Co.	2,550	186,430
Huntsman Corp.	3,629	70,003
LyondellBasell Industries NV, Class A	4,277	355,675
Trinseo S.A.	270	12,361
Westlake Chemical Corp.	2,427	160,595

		1,339,545

Commercial Services & Supplies—0.9%
Brady Corp., Class A	666	28,945
Copart, Inc. (a)	4,749	226,907
KAR Auction Services, Inc.	4,114	196,320
McGrath RentCorp	688	35,418
Transcontinental, Inc., Class A	2,489	35,187
Waste Management, Inc.	3,288	292,599

		815,376

Communications Equipment—1.7%
Cisco Systems, Inc.	28,624	1,240,278
Juniper Networks, Inc.	10,225	275,155

		1,515,433

Construction & Engineering—0.0%
WSP Global, Inc.	278	11,947

Consumer Finance—1.1%
Capital One Financial Corp.	4,623	349,453
Discover Financial Services	5,098	300,680
Green Dot Corp., Class A (a)	1,524	121,188
Santander Consumer USA Holdings, Inc.	11,645	204,836
World Acceptance Corp. (a)	119	12,169

		988,326

Containers & Packaging—0.2%
CCL Industries, Inc., Class B	1,683	61,713
Graphic Packaging Holding Co.	14,624	155,600

		217,313

Diversified Consumer Services—0.1%
H&R Block, Inc.	4,003	101,556

Diversified Financial Services—1.3%
Berkshire Hathaway, Inc., Class B (a)	5,340	1,090,321
Jefferies Financial Group, Inc.	4,040	70,135

		1,160,456

Diversified Telecommunication Services—3.0%
AT&T, Inc.	47,341	1,351,112
CenturyLink, Inc.	2,102	31,845
Verizon Communications, Inc.	21,056	1,183,769

		2,566,726

Electric Utilities—3.1%
American Electric Power Co., Inc.	6,366	475,795
Duke Energy Corp.	4,010	346,063
Emera, Inc.	744	23,821
Entergy Corp.	4,068	350,133
Exelon Corp.	11,140	502,414
NextEra Energy, Inc.	3,553	617,582
Portland General Electric Co.	2,014	92,342
PPL Corp.	9,555	270,693

		2,678,843

Electrical Equipment—0.4%
AMETEK, Inc.	3,299	223,342
Regal Beloit Corp.	1,222	85,601

		308,943

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Electronic Equipment, Instruments & Components—0.2%
Arrow Electronics, Inc. (a)	2,161	$149,001

Energy Equipment & Services—0.0%
Nordic American Offshore Ltd.	282	118

Entertainment—1.2%
Activision Blizzard, Inc.	2,652	123,504
Netflix, Inc. (a)	1,449	387,839
Take-Two Interactive Software, Inc. (a)	2,577	265,276
Walt Disney Co.	2,741	300,551

		1,077,170

Equity Real Estate Investment Trusts (REITs)—1.8%
Apple Hospitality REIT, Inc.	4,679	66,723
Brixmor Property Group, Inc.	6,517	95,735
Canadian Apartment Properties	1,118	36,278
CubeSmart	4,451	127,699
Dream Global Real Estate Investment Trust	4,708	41,038
Extra Space Storage, Inc.	3,059	276,778
Gaming and Leisure Properties, Inc.	6,045	195,314
Hospitality Properties Trust	3,355	80,117
Life Storage, Inc.	2,142	199,185
Monmouth Real Estate Investment Corp.	948	11,755
National Storage Affiliates Trust	2,620	69,325
Pebblebrook Hotel Trust	2,970	84,081
RPT Realty	2,742	32,767
Spirit Realty Capital, Inc.	2,766	97,502
STORE Capital Corp.	2,936	83,118
Xenia Hotels & Resorts, Inc.	2,452	42,174

		1,539,589

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	2,562	521,905
Empire Co., Ltd.	3,515	74,229
George Weston Ltd.	657	43,336
Kroger Co.	12,395	340,862
SpartanNash Co.	531	9,123
Walmart, Inc.	7,318	681,672

		1,671,127

Food Products—0.9%
Archer-Daniels-Midland Co.	8,320	340,870
Kraft Heinz Co.	2,936	126,366
Tyson Foods, Inc., Class A	6,010	320,934

		788,170

Gas Utilities—0.3%
Atmos Energy Corp.	2,650	245,708

Healthcare Equipment & Supplies—2.8%
Abbott Laboratories	12,377	895,229
Align Technology, Inc. (a)	998	209,011
CONMED Corp.	738	47,380
Cutera, Inc. (a)	1,108	18,858
Danaher Corp.	3,760	387,731
IntriCon Corp. (a)	777	20,497
Medtronic PLC	6,981	634,992
Merit Medical Systems, Inc. (a)	335	18,696
STERIS PLC	2,099	224,278

		2,456,672

Healthcare Providers & Services—6.1%
AmerisourceBergen Corp.	3,999	297,526
Anthem, Inc.	2,386	626,635
BioTelemetry, Inc. (a)	396	23,649
Cardinal Health, Inc.	6,880	306,848
Centene Corp. (a)	3,180	366,654
Chemed Corp.	659	186,682
Cigna Corp.	2,225	422,572
CVS Health Corp.	8,284	542,768
Encompass Health Corp.	2,571	158,631
Humana, Inc.	1,258	360,392

	Shares	Value*

Laboratory Corp. of America Holdings (a)	598	$75,563
Patterson Cos., Inc.	9,387	184,548
Quest Diagnostics, Inc.	3,171	264,049
UnitedHealth Group, Inc.	5,653	1,408,275
Universal Health Services, Inc., Class B	728	84,856

		5,309,648

Hotels, Restaurants & Leisure—0.8%
BJ’s Restaurants, Inc.	2,105	106,450
Brinker International, Inc.	897	39,450
Carnival Corp.	1,932	95,248
Restaurant Brands International, Inc.	4,616	241,417
Royal Caribbean Cruises Ltd.	2,327	227,557

		710,122

Household Products—0.6%
Procter & Gamble Co.	5,789	532,125

Independent Power Producers & Energy Traders—0.3%
AES Corp.	15,501	224,144
Capital Power Corp.	1,368	26,645

		250,789

Insurance—3.2%
Aflac, Inc.	10,168	463,254
Allstate Corp.	3,846	317,795
American Equity Investment Life Holding Co.	3,559	99,438
CNA Financial Corp.	1,356	59,867
Fairfax Financial Holdings Ltd.	235	103,450
Loews Corp.	6,479	294,924
Manulife Financial Corp.	1,521	21,581
Old Republic International Corp.	8,540	175,668
Power Corp. of Canada	3,728	66,985
Principal Financial Group, Inc.	5,411	239,004
Progressive Corp.	7,066	426,292
Prudential Financial, Inc.	4,913	400,655
Torchmark Corp.	290	21,614
Universal Insurance Holdings, Inc.	3,359	127,373

		2,817,900

Interactive Media & Services—3.6%
Alphabet, Inc., Class A (a)	1,030	1,076,309
Alphabet, Inc., Class C (a)	1,035	1,071,856
Facebook, Inc., Class A (a)	7,325	960,234

		3,108,399

Internet & Direct Marketing Retail—3.1%
Amazon.com, Inc. (a)	1,774	2,664,495

IT Services—3.8%
Amdocs Ltd.	1,498	87,753
Black Knight, Inc. (a)	2,360	106,342
Broadridge Financial Solutions, Inc.	1,206	116,078
CACI International, Inc., Class A (a)	838	120,697
DXC Technology Co.	2,408	128,033
International Business Machines Corp.	2,747	312,251
Mastercard, Inc., Class A	4,656	878,354
PayPal Holdings, Inc. (a)	10,129	851,748
Visa, Inc., Class A	5,049	666,165

		3,267,421

Life Sciences Tools & Services—0.0%
PerkinElmer, Inc.	474	37,233

Machinery—1.0%
Caterpillar, Inc.	1,728	219,577
Ingersoll-Rand PLC	3,898	355,615
PACCAR, Inc.	4,882	278,957

		854,149

Media—1.1%
Cogeco Communications, Inc.	593	28,573
Comcast Corp., Class A	27,603	939,882

		968,455

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Metals & Mining—0.7%
IAMGOLD Corp. (a)	3,004	$11,024
Nucor Corp.	6,046	313,243
OceanaGold Corp.	9,229	33,666
Reliance Steel & Aluminum Co.	1,622	115,438
Teck Resources Ltd., Class B	5,067	109,082

		582,453

Mortgage Real Estate Investment Trusts (REITs)—1.5%
AGNC Investment Corp.	11,752	206,130
Annaly Capital Management, Inc.	26,392	259,169
Anworth Mortgage Asset Corp.	5,962	24,086
Arbor Realty Trust, Inc.	7,055	71,044
ARMOUR Residential REIT, Inc.	8,739	179,149
Chimera Investment Corp.	6,470	115,295
Invesco Mortgage Capital, Inc.	2,674	38,720
Ladder Capital Corp.	3,838	59,374
MFA Financial, Inc.	27,464	183,460
New York Mortgage Trust, Inc.	2,737	16,121
Two Harbors Investment Corp.	13,594	174,547

		1,327,095

Multi-Line Retail—1.0%
Kohl’s Corp.	3,617	239,952
Macy’s, Inc.	6,826	203,278
Target Corp.	6,099	403,083

		846,313

Multi-Utilities—1.9%
Algonquin Power & Utilities Corp.	3,997	40,198
Ameren Corp.	5,456	355,895
CenterPoint Energy, Inc.	10,261	289,668
MDU Resources Group, Inc.	3,741	89,186
NorthWestern Corp.	2,109	125,359
Public Service Enterprise Group, Inc.	5,468	284,609
Vectren Corp.	1,367	98,397
WEC Energy Group, Inc.	5,542	383,839

		1,667,151

Oil, Gas & Consumable Fuels—3.7%
ARC Resources Ltd.	5,019	29,779
Canadian Natural Resources Ltd.	3,103	74,870
Chevron Corp.	2,480	269,799
EOG Resources, Inc.	3,580	312,212
Exxon Mobil Corp.	9,595	654,283
Husky Energy, Inc.	2,042	21,105
Marathon Petroleum Corp.	7,996	471,844
Occidental Petroleum Corp.	7,677	471,214
Suncor Energy, Inc.	10,308	287,902
Valero Energy Corp.	6,681	500,875
WildHorse Resource Development Corp. (a)	6,064	85,563

		3,179,446

Paper & Forest Products—0.3%
Domtar Corp.	1,908	67,028
Louisiana-Pacific Corp.	7,154	158,962

		225,990

Personal Products—0.5%
Estee Lauder Cos., Inc., Class A	3,421	445,072

Pharmaceuticals—4.7%
Allergan PLC	2,028	271,063
Bausch Health Cos., Inc. (a)	2,492	46,091
Johnson & Johnson	11,789	1,521,370
Merck & Co., Inc.	4,378	334,523
Pfizer, Inc.	35,963	1,569,785
Zoetis, Inc.	3,997	341,903

		4,084,735

Professional Services—0.3%
FTI Consulting, Inc. (a)	1,979	131,881
Insperity, Inc.	1,365	127,436
Navigant Consulting, Inc.	436	10,486

		269,803

	Shares	Value*

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc.	413	$52,286

Road & Rail—1.6%
Avis Budget Group, Inc. (a)	6,010	135,105
Hertz Global Holdings, Inc. (a)	10,723	146,369
Kansas City Southern	2,042	194,909
Ryder System, Inc.	2,631	126,682
Union Pacific Corp.	5,748	794,546

		1,397,611

Semiconductors & Semiconductor Equipment—3.6%
Applied Materials, Inc.	2,211	72,388
Cabot Microelectronics Corp.	1,235	117,757
Cirrus Logic, Inc. (a)	319	10,585
Cohu, Inc.	960	15,427
Intel Corp.	17,599	825,921
KLA-Tencor Corp.	3,260	291,738
Lam Research Corp.	2,429	330,757
Micron Technology, Inc. (a)	6,504	206,372
NVIDIA Corp.	3,076	410,646
ON Semiconductor Corp. (a)	11,289	186,381
Rudolph Technologies, Inc. (a)	1,092	22,353
Texas Instruments, Inc.	6,670	630,315

		3,120,640

Software—6.7%
Adobe, Inc. (a)	3,621	819,215
Alteryx, Inc., Class A (a)	2,088	124,173
Dell Technologies, Inc. Class C (a)	5,978	292,147
Intuit, Inc.	1,339	263,582
Microsoft Corp.	34,790	3,533,620
Oracle Corp.	10,876	491,052
Salesforce.com, Inc. (a)	2,243	307,224

		5,831,013

Specialty Retail—2.5%
American Eagle Outfitters, Inc.	2,536	49,021
Buckle, Inc.	2,945	56,956
Burlington Stores, Inc. (a)	1,257	204,476
Home Depot, Inc.	5,511	946,900
MarineMax, Inc. (a)	2,087	38,213
O’Reilly Automotive, Inc. (a)	1,171	403,210
Ross Stores, Inc.	5,054	420,493
Tailored Brands, Inc.	1,982	27,035

		2,146,304

Technology Hardware, Storage & Peripherals—4.6%
Apple, Inc.	19,778	3,119,781
Hewlett Packard Enterprise Co.	23,723	313,381
HP, Inc.	20,219	413,681
NetApp, Inc.	2,131	127,157

		3,974,000

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp. (a)	1,611	206,127
PVH Corp.	1,927	179,115

		385,242

Thrifts & Mortgage Finance—0.1%
Genworth MI Canada, Inc.	2,481	73,056

Tobacco—0.4%
Altria Group, Inc.	4,981	246,012
British American Tobacco PLC ADR	4,476	142,605

		388,617

Trading Companies & Distributors—0.5%
Aircastle Ltd.	3,249	56,013
Finning International, Inc.	1,874	32,670
HD Supply Holdings, Inc. (a)	2,362	88,622
MSC Industrial Direct Co., Inc., Class A	1,371	105,457
United Rentals, Inc. (a)	464	47,574
WW Grainger, Inc.	440	124,239

		454,575

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Wireless Telecommunication Services—0.4%
Rogers Communications, Inc., Class B	1,465	$75,074
T-Mobile U.S., Inc. (a)	4,420	281,156

		356,230

Total Common Stock (cost—$81,302,850)		83,594,786

	Principal Amount (000s)

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $2,797,078; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $2,852,982 including accrued interest (cost—$2,797,000)	$2,797	2,797,000

Total Investments (cost—$84,099,850)—99.3%		86,391,786

Other assets less liabilities (b)—0.7%		577,993

Net Assets—100.0%		$86,969,779

Notes to Schedule of Investments:

(a)	Non-income producing.

(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Long position contracts:
E-mini S&P 500 Index	25	3/15/19	$1	$3,132	$(40,431)

(c)	At December 31, 2018, the Fund pledged $565,117 in cash as collateral for futures contracts.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS & NOTES—86.0%

Aerospace & Defense—0.6%
Aerojet Rocketdyne Holdings, Inc.,
2.25%, 12/15/23	$1,775	$2,612,804

Apparel & Textiles—0.2%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	2,340	977,184

Auto Manufacturers—2.7%
Navistar International Corp.,
4.75%, 4/15/19	4,715	4,714,957
Tesla, Inc.,
0.25%, 3/1/19	3,415	3,556,405
2.375%, 3/15/22	3,650	4,437,816

		12,709,178

Biotechnology—9.1%
Amicus Therapeutics, Inc. (a)(b),
3.00%, 12/15/23	1,155	2,022,694
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	7,100	7,077,983
1.50%, 10/15/20	915	1,020,225
Exact Sciences Corp.,
1.00%, 1/15/25	4,955	5,453,473
Illumina, Inc.,
zero coupon, 8/15/23 (a)(b)	8,370	8,627,394
0.50%, 6/15/21	1,845	2,431,177
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	3,150	2,918,084
Ligand Pharmaceuticals, Inc. (a)(b),
0.75%, 5/15/23	7,460	6,624,547
Medicines Co.,
2.75%, 7/15/23	1,895	1,437,632
PTC Therapeutics, Inc.,
3.00%, 8/15/22	3,350	3,354,188
Retrophin, Inc.,
2.50%, 9/15/25	2,790	2,506,888

		43,474,285

Building Materials—0.5%
Patrick Industries, Inc. (a)(b),
1.00%, 2/1/23	3,185	2,422,301

Commercial Services—2.1%
Euronet Worldwide, Inc.,
1.50%, 10/1/44	2,930	4,169,560
Square, Inc. (a)(b),
0.50%, 5/15/23	5,380	5,611,883

		9,781,443

Computers—4.4%
Electronics For Imaging, Inc. (a)(b),
2.25%, 11/15/23	2,140	2,085,961
Lumentum Holdings, Inc.,
0.25%, 3/15/24	4,320	4,355,662
Nutanix, Inc. (a)(b),
zero coupon, 1/15/23	3,490	3,830,463
Pure Storage, Inc. (a)(b),
0.125%, 4/15/23	4,725	4,412,205
Rapid7, Inc. (a)(b),
1.25%, 8/1/23	3,165	3,213,849
Vocera Communications, Inc. (a)(b),
1.50%, 5/15/23	2,315	3,095,187

		20,993,327

Diversified Financial Services—0.3%
LendingTree, Inc.,
0.625%, 6/1/22	965	1,200,740

	Principal Amount (000s)	Value*

Electric Utilities—1.2%
NRG Energy, Inc. (a)(b),
2.75%, 6/1/48	$5,135	$5,542,616

Energy-Alternate Sources—1.0%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	4,985	4,792,270

Entertainment—1.2%
Live Nation Entertainment, Inc. (a)(b),
2.50%, 3/15/23	5,660	5,777,366

Equity Real Estate Investment Trusts (REITs)—0.5%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	2,220	2,406,413

Healthcare-Products—3.2%
Insulet Corp. (a)(b),
1.375%, 11/15/24	4,840	5,152,253
NuVasive, Inc.,
2.25%, 3/15/21	2,110	2,225,955
Wright Medical Group, Inc. (a)(b),
1.625%, 6/15/23	7,807	7,989,231

		15,367,439

Healthcare-Services—2.1%
Anthem, Inc.,
2.75%, 10/15/42	1,775	6,427,062
Teladoc Health, Inc. (a)(b),
1.375%, 5/15/25	3,110	3,652,306

		10,079,368

Insurance—0.4%
AXA S.A. (a)(b),
7.25%, 5/15/21	2,260	1,974,802

Internet—10.7%
Boingo Wireless, Inc. (a)(b),
1.00%, 10/1/23	4,735	4,020,725
Booking Holdings, Inc.,
0.35%, 6/15/20	3,605	4,864,457
Etsy, Inc. (a)(b),
zero coupon, 3/1/23	2,245	3,259,459
FireEye, Inc. (a)(b),
0.875%, 6/1/24	2,475	2,494,533
IAC FinanceCo., Inc. (a)(b),
0.875%, 10/1/22	3,370	4,484,705
Okta, Inc. (a)(b),
0.25%, 2/15/23	1,990	2,909,312
Palo Alto Networks, Inc. (a)(b),
0.75%, 7/1/23	6,320	6,282,010
RingCentral, Inc. (a)(b),
zero coupon, 3/15/23	3,600	4,278,136
Twilio, Inc. (a)(b),
0.25%, 6/1/23	2,800	4,004,087
Twitter, Inc. (a)(b),
0.25%, 6/15/24	7,430	6,493,991
Wayfair, Inc. (a)(b),
1.125%, 11/1/24	2,750	2,806,757
Wix.com Ltd. (a)(b),
zero coupon, 7/1/23	5,590	5,303,172

		51,201,344

Iron/Steel—0.3%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	960	1,615,307

IT Services—0.8%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d)(e),
zero coupon, 6/5/23	3,470	3,930,712

Lodging—0.8%
Caesars Entertainment Corp.,
5.00%, 10/1/24	3,115	3,874,331

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Machinery-Diversified—1.0%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	$3,930	$4,896,190

Media—5.7%
DISH Network Corp.,
2.375%, 3/15/24	3,325	2,659,721
3.375%, 8/15/26	6,805	5,512,159
Liberty Media Corp.,
1.00%, 1/30/23	3,845	3,969,655
2.125%, 3/31/48 (a)(b)	8,135	7,688,551
2.25%, 12/1/48 (a)(b)	4,575	4,538,231
World Wrestling Entertainment, Inc. (a)(b),
3.375%, 12/15/23	885	2,695,799

		27,064,116

Oil, Gas & Consumable Fuels—2.5%
Chesapeake Energy Corp.,
5.50%, 9/15/26	5,670	4,577,743
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	3,990	2,648,418
Oasis Petroleum, Inc.,
2.625%, 9/15/23	3,125	2,755,034
Transocean, Inc.,
0.50%, 1/30/23	2,235	2,122,969

		12,104,164

Pharmaceuticals—6.2%
DexCom, Inc. (a)(b),
0.75%, 12/1/23	5,365	5,432,358
Herbalife Nutrition Ltd. (a)(b),
2.625%, 3/15/24	6,175	6,945,634
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	6,310	6,305,899
Jazz Investments I Ltd.,
1.50%, 8/15/24	3,255	2,955,286
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	1,570	1,878,084
Sarepta Therapeutics, Inc. (a)(b),
1.50%, 11/15/24	2,215	3,709,830
Supernus Pharmaceuticals, Inc. (a)(b),
0.625%, 4/1/23	2,365	2,234,925

		29,462,016

Pipelines—1.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	8,155	5,713,393

Retail—1.4%
RH (a)(b),
zero coupon, 6/15/23	7,665	6,838,843

Semiconductors—9.0%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	2,425	5,901,844
Cree, Inc. (a)(b),
0.875%, 9/1/23	6,655	6,455,796
Cypress Semiconductor Corp.,
2.00%, 2/1/23	5,205	4,990,554
Inphi Corp.,
1.125%, 12/1/20	1,920	2,023,985
Intel Corp.,
3.25%, 8/1/39	1,350	3,088,125
Microchip Technology, Inc.,
1.625%, 2/15/27	13,665	13,390,580

	Principal Amount (000s)	Value*

Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	$2,105	$2,338,697
ON Semiconductor Corp.,
1.625%, 10/15/23	2,025	2,179,558
Synaptics, Inc.,
0.50%, 6/15/22	2,830	2,494,079

		42,863,218

Software—13.6%
Akamai Technologies, Inc. (a)(b),
0.125%, 5/1/25	4,490	4,128,780
Alteryx, Inc. (a)(b),
0.50%, 6/1/23	1,890	2,830,339
Atlassian, Inc. (a)(b),
0.625%, 5/1/23	4,645	5,911,947
Avaya Holdings Corp. (a)(b),
2.25%, 6/15/23	4,965	4,248,297
Benefitfocus, Inc. (a)(b),
1.25%, 12/15/23	1,795	1,915,576
Citrix Systems, Inc.,
0.50%, 4/15/19	3,345	4,757,814
DocuSign, Inc. (a)(b),
0.50%, 9/15/23	5,860	5,383,154
Envestnet, Inc. (a)(b),
1.75%, 6/1/23	4,875	4,889,586
Evolent Health, Inc. (a)(b),
1.50%, 10/15/25	4,340	4,010,121
Five9, Inc. (a)(b),
0.125%, 5/1/23	1,990	2,434,946
MongoDB, Inc. (a)(b),
0.75%, 6/15/24	2,155	2,971,540
New Relic, Inc. (a)(b),
0.50%, 5/1/23	3,335	3,347,189
RealPage, Inc.,
1.50%, 11/15/22	1,385	1,796,430
ServiceNow, Inc.,
zero coupon, 6/1/22	3,800	5,313,494
Splunk, Inc. (a)(b),
1.125%, 9/15/25	3,930	3,881,736
Workday, Inc.,
0.25%, 10/1/22	5,785	7,096,674

		64,917,623

Telecommunications—2.7%
GCI Liberty, Inc. (a)(b),
1.75%, 9/30/46	5,875	5,750,033
Intelsat S.A. (a)(b),
4.50%, 6/15/25	1,120	1,627,340
Viavi Solutions, Inc.,
1.00%, 3/1/24	5,335	5,277,744

		12,655,117

Transportation—0.6%
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	2,215	2,117,024
Greenbrier Cos., Inc.,
2.875%, 2/1/24	885	874,065

		2,991,089

Total Convertible Bonds & Notes (cost—$406,699,798)		410,238,999

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

CONVERTIBLE PREFERRED STOCK—13.1%

Banks—4.8%
Bank of America Corp., Ser. L (c),
7.25%	7,380	$9,243,450
Wells Fargo & Co., Ser. L (c),
7.50%	10,890	13,742,853

		22,986,303

Chemicals—1.2%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	112,710	5,714,397

Electric Utilities—1.5%
NextEra Energy, Inc.,
6.123%, 9/1/19	119,335	6,878,470

Electronics—0.9%
Fortive Corp., Ser. A,
5.00%, 7/1/21	4,760	4,328,030

Equity Real Estate Investment Trusts (REITs)—1.6%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	7,065	7,415,748

Hand/Machine Tools—0.5%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	28,210	2,570,814

Healthcare-Products—1.4%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	112,965	6,497,882

Insurance—0.9%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	44,440	4,362,230

Metal Fabricate/Hardware—0.3%
Rexnord Corp., Ser. A,
5.75%, 11/15/19	31,460	1,591,561

Total Convertible Preferred Stock (cost—$59,164,406)		62,345,435

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $3,595,100; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $3,668,826 including accrued interest (cost—$3,595,000)	$3,595	3,595,000

Total Investments (cost—$469,459,204)—99.9%		476,179,434

Other assets less liabilities—0.1%		705,398

Net Assets—100.0%		$476,884,832

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $230,337,369, representing 48.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $230,337,369, representing 48.3% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Level 3 security.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—38.7%

U.S. Treasury Bonds,
3.00%, 8/15/48	$1,188	$1,183,638
4.50%, 5/15/38	467	581,999
U.S. Treasury Notes,
1.25%, 1/31/19	1,690	1,688,284
2.75%, 11/30/20	476	478,194
2.875%, 11/15/21	1,860	1,881,070
2.875%, 11/30/23	1,721	1,751,117
2.875%, 11/30/25	1,982	2,017,614
3.125%, 5/15/19	99	99,240
3.125%, 11/15/28	1,809	1,877,827

Total U.S. Treasury Obligations (cost—$11,376,590)		11,558,983

U.S. GOVERNMENT AGENCY SECURITIES—35.0%

Fannie Mae, MBS,
3.00%, 1/17/34 TBA, 15 Year (c)	285	284,410
3.00%, 7/1/47 Pool, 30 Year	1,004	980,427
3.50%, 1/14/49 TBA, 30 Year (c)	2,065	2,065,448
4.00%, 6/1/48	1,347	1,374,845
4.00%, 1/14/49 TBA, 30 Year (c)	280	285,540
4.50%, 11/1/47 Pool, 30 Year	1,347	1,397,116
4.50%, 8/1/48	50	51,412
4.50%, 1/14/49 TBA, 30 Year (c)	60	62,169
Ginnie Mae, MBS, TBA, 30 Year (c),
4.00% 1/23/49	530	542,797
4.50%, 1/23/49	1,260	1,304,013
United States Small Business Administration, ABS,
2.79%, 11/1/37 Series 2017-20, Class K1	136	132,960
3.50%, 5/1/38 Series 2018-20, Class E1	440	447,362
3.53%, 9/1/38 Series 2018-20, Class I1	427	435,646
3.54%, 7/1/38 Series 2018-20, Class G1	205	209,046
3.58%, 8/1/38 Series 2018-20, Class H1	245	247,059
3.54%, 12/1/38 Series 2018-20, Class L1	300	301,157
3.60%, 6/1/38 Series 2018-20, Class F1	187	191,701
3.77%, 10/1/38 Series 2018-20, Class J1	150	154,113

Total U.S. Government Agency Securities (cost—$10,367,731)		10,467,221

ASSET-BACKED SECURITIES—21.7%

Ally Auto Receivables Trust, Series 2018-3, Class A3,
3.00%, 1/17/23	267	266,888
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (d),
2.835%, 2/18/25	547	547,224
Avery Point VI CLO Ltd., 3 mo. LIBOR + 1.050%, Series 2015-6A, Class AR (a)(b)(d),
3.632%, 8/5/27	340	337,511

	Principal Amount (000s)	Value*

BA Credit Card Trust,
1 mo. LIBOR + 0.380%, 2.835%, 6/15/21, Series 2014-A1, Class A (d)	$601	$601,050
3.10%, 12/15/23 Series 2018-A3, Class A3	250	251,658
BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	361	355,325
Chase Issuance Trust, Series 2016-A2, Class A,
1.37%, 6/15/21	260	258,069
Chase Issuance Trust, Series 2016-A4, Class A4,
1.49%, 7/15/22	360	352,278
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.330%, Series 2018-A2, Class A2 (d),
2.80%, 1/20/25	505	502,571
Ford Credit Auto Owner Trust, Series 2018-A, Class A4,
3.16%, 10/15/23	493	496,346
GM Financial Consumer Automobile, Series 2017-1A, Class A3 (a)(b),
1.78%, 10/18/21	500	495,603
Honda Auto Receivables Owner Trust, Series 2018-3, Class A4,
3.07%, 11/21/24	340	341,434
John Deere Owner Trust, Series 2018-B, Class A4,
3.23%, 6/16/25	257	259,356
Nissan Auto Lease Trust 2018-A, Series 2018-A, Class A3,
3.25%, 9/15/21	220	220,353
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4,
1.38%, 1/17/23	485	474,835
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(d),
3.789%, 3/17/30	210	210,174
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(d),
2.975%, 7/17/23	515	521,056

Total Asset-Backed Securities (cost—$6,485,030)		6,491,731

CORPORATE BONDS & NOTES—19.3%

Aerospace & Defense—2.1%
L3 Technologies, Inc.,
3.95%, 5/28/24	506	502,300
Northrop Grumman Corp.,
2.93%, 1/15/25	95	90,264
United Technologies Corp.,
3.75%, 11/1/46	55	46,487

		639,051

Banks—4.4%
Corestates Capital III, 3 mo. USD-LIBOR-BBA + 0.570% (a)(b)(d),
3.186%, 2/15/27	325	279,500

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
3.391%, 2/1/27	$525	$462,328
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
3.509%, 2/2/37	270	216,675
State Street Corp., 3 mo. LIBOR + 1.00% (d),
3.788%, 6/15/47	220	172,799
Synovus Financial Corp.,
3.125%, 11/1/22	190	181,311

		1,312,613

Diversified Financial Services—0.6%
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/35	210	176,765

Electric Utilities—2.5%
Alabama Power Co.,
2.80%, 4/1/25	130	123,816
Duke Energy Florida LLC,
3.40%, 10/1/46	53	46,296
Duke Energy Progress LLC,
4.10%, 3/15/43	45	44,293
Pacific Gas & Electric Co.,
4.50%, 12/15/41	110	86,992
PacifiCorp,
4.125%, 1/15/49	50	49,646
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	30	28,125
Sempra Energy,
3.55%, 6/15/24	170	166,397
Toledo Edison Co.,
6.15%, 5/15/37	120	145,344
Virginia Electric & Power Co., Ser. B,
3.80%, 9/15/47	50	46,188

		737,097

Insurance—1.6%
Brighthouse Financial, Inc.,
4.70%, 6/22/47	70	52,322
Massachusetts Mutual Life Insurance Co. (a)(b),
5.375%, 12/1/41	50	55,687
MetLife, Inc. (a)(b),
9.25%, 4/8/38	75	94,688
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	50	45,660
Nuveen Finance LLC (a)(b),
4.125%, 11/1/24	170	173,316
Teachers Insurance & Annuity Assoc. of America (a)(b),
4.27%, 5/15/47	50	47,547

		469,220

Internet—0.5%
Amazon.com, Inc.,
2.80%, 8/22/24	170	165,389

Media—2.4%
21st Century Fox America, Inc.,
3.00%, 9/15/22	260	257,004
6.20%, 12/15/34	112	136,688
Charter Communications Operating LLC,
4.50%, 2/1/24	148	147,950
Comcast Corp.,
4.25%, 10/15/30	125	126,956

	Principal Amount (000s)	Value*

Time Warner Cable LLC,
4.50%, 9/15/42	$45	$36,233

		704,831

Miscellaneous Manufacturing—0.8%
General Electric Co., 3 mo. USD-LIBOR-BBA + 1.000% (d),
3.436%, 4/15/23	260	237,290

Oil, Gas & Consumable Fuels—1.1%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	160	153,369
Hess Corp.,
6.00%, 1/15/40	65	59,048
NiSource, Inc.,
3.49%, 5/15/27	120	115,332

		327,749

Pharmaceuticals—1.5%
Allergan Funding SCS,
3.85%, 6/15/24	160	158,033
Cigna Corp. (a)(b),
4.125%, 11/15/25	170	169,973
CVS Health Corp.,
5.05%, 3/25/48	60	58,698
Mylan, Inc. (a)(b),
5.20%, 4/15/48	65	53,310

		440,014

Pipelines—0.9%
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	55	67,564
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (d),
5.25%, 8/16/77	95	79,110
Kinder Morgan Energy Partners L.P.,
5.40%, 9/1/44	25	24,144
Plains All American Pipeline L.P.,
5.15%, 6/1/42	120	106,050

		276,868

Semiconductors—0.3%
Broadcom Corp.,
3.50%, 1/15/28	110	94,923

Software—0.6%
Microsoft Corp.,
2.875%, 2/6/24	180	178,060

Total Corporate Bonds & Notes (cost—$5,888,792)		5,759,870

Total Investments (cost—$34,118,143)—114.7%		34,277,805

Liabilities in excess of other assets (e)—(14.7)%		(4,393,216)

Net Assets—100.0%		$29,884,589

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,665,519, representing 8.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,665,519, representing 8.9% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2018.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2018 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	6	3/29/19	$1,200	$1,274	$1,865
5-Year U.S. Treasury Note	18	3/29/19	1,800	2,064	29,938
U.S. Long Bond	6	3/20/19	600	876	40,954
U.S. Ultra Treasury Bond	3	3/20/19	300	482	25,072

					$97,829

Short position contracts:
10-Year U.S. Treasury Note	(8)	3/20/19	$(800)	$(976)	$(21,841)
10-Year U.S. Ultra Treasury Bond	(9)	3/20/19	(900)	(1,171)	(36,509)

					$(58,350)

					$39,479

Credit default swaps agreements outstanding at December 31, 2018:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s) (4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
AT&T, Inc.	$640	1.434%	12/20/23	(1.00)%	Quarterly	$10,302	$(591)	$10,893
Cardinal Health, Inc.	335	1.389%	12/20/23	(1.00)%	Quarterly	3,338	1,965	1,373
Ford Motor Company	620	2.631%	12/20/23	(5.00)%	Quarterly	(65,193)	(67,589)	2,396
General Electric Company	230	2.082%	12/20/23	(1.00)%	Quarterly	10,378	10,427	(49)
McKesson Corporation	330	1.128%	12/20/23	(1.00)%	Quarterly	810	(1,051)	1,861
Verizon Communications, Inc.	190	0.887%	12/20/23	(1.00)%	Quarterly	(1,341)	(3,810)	2,469

						$(41,706)	$(60,649)	$18,943

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s) (4)	Implied Credit Spread (3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value (5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.IG.31	$1,715	4.519%	12/20/23	1.00%	Quarterly	$10,139	$13,732	$(3,593)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit eventoccurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2018 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)

At December 31, 2018, the Fund pledged $175,334 and $492,554 in cash as collateral for futures contracts and swap contracts, respectively. The Fund also held U.S. Treasury Obligations valued at $489,614 as collateral for swap contracts. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

OTC—Over-the-Counter

TBA—To Be Announced

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—34.5%

Fannie Mae, MBS,
3.00%, 1/17/34 TBA, 15 Year (c)	$390	$389,193
3.00%, 7/1/47 Pool, 30 Year	1,364	1,331,557
3.50%, 1/14/49 TBA, 30 Year (c)	2,815	2,815,611
4.00%, 6/1/48	1,878	1,916,754
4.00%, 1/14/49 TBA, 30 Year (c)	380	387,519
4.50%, 11/1/47 Pool, 30 Year	1,816	1,883,651
4.50%, 1/14/49 TBA, 30 Year (c)	75	77,711
Ginnie Mae, MBS, TBA, 30 Year (c),
4.00%, 1/23/49	710	727,144
4.50%, 1/23/49	1,725	1,785,256
United States Small Business Administration, ABS,
2.79%, 11/1/37 Series 2017-20, Class K1	296	288,843
3.50%, 5/1/38 Series 2018-20, Class E1	430	437,421
3.53%, 9/1/38 Series 2018-20, Class I1	587	598,886
3.54%, 7/1/38 Series 2018-20, Class G1	285	290,625
3.58%, 8/1/38 Series 2018-20, Class H1	365	368,067
3.54%, 12/1/38 Series 2018-20, Class L1	410	411,581
3.60%, 6/1/38 Series 2018-20, Class F1	363	371,357
3.77%, 10/1/38 Series 2018-20, Class J1	150	154,113

Total U.S. Government Agency Securities (cost—$14,099,067)		14,235,289

U.S. TREASURY OBLIGATIONS—33.8%

U.S. Treasury Bonds,
3.00%, 8/15/48	1,538	1,532,353
4.50%, 5/15/38	187	233,049
U.S. Treasury Notes,
1.25%, 1/31/19	2,290	2,287,674
2.75%, 11/30/20	1,626	1,633,495
2.875%, 11/15/21	2,585	2,614,283
2.875%, 11/30/23	1,907	1,940,373
2.875%, 11/30/25	1,590	1,618,570
3.125%, 11/15/28	1,972	2,047,028

Total U.S. Treasury Obligations (cost—$13,725,156)		13,906,825

CORPORATE BONDS & NOTES—21.8%

Aerospace & Defense—2.1%
L3 Technologies, Inc.,
3.95%, 5/28/24	684	678,999
Northrop Grumman Corp.,
2.93%, 1/15/25	140	133,020
United Technologies Corp.,
3.75%, 11/1/46	70	59,165

		871,184

Banks—6.1%
Citigroup, Inc., Ser. P, (converts to FRN on 5/15/25) (d)(e),
5.95%, 5/15/25	430	389,687
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (d)(e),
6.00%, 7/6/23	140	129,150
Corestates Capital III, 3 mo. USD-LIBOR-BBA + .570% (a)(b)(e),
3.186%, 2/15/27	445	382,700

	Principal Amount (000s)	Value*

First Maryland Capital II, 3 mo. LIBOR + 0.850% (e),
3.391%, 2/1/27	$705	$620,841
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (e),
3.509%, 2/2/37	145	116,362
Popular, Inc.,
6.125%, 9/14/23	450	447,471
State Street Corp., 3 mo. LIBOR + 1.00% (e),
3.788%, 6/15/47	275	215,999
Synovus Financial Corp.,
3.125%, 11/1/22	210	200,396

		2,502,606

Diversified Financial Services—0.6%
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/35	285	239,896

Electric Utilities—2.4%
Alabama Power Co.,
2.80%, 4/1/25	215	204,773
Duke Energy Florida LLC,
3.40%, 10/1/46	82	71,627
Pacific Gas & Electric Co.,
4.50%, 12/15/41	150	118,625
PacifiCorp,
4.125%, 1/15/49	50	49,647
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	50	46,874
Sempra Energy,
3.55%, 6/15/24	230	225,126
Toledo Edison Co.,
6.15%, 5/15/37	160	193,792
Virginia Electric & Power Co., Ser. B,
3.80%, 9/15/47	80	73,901

		984,365

Insurance—1.8%
Brighthouse Financial, Inc.,
4.70%, 6/22/47	90	67,271
Massachusetts Mutual Life Insurance Co. (a)(b),
5.375%, 12/1/41	80	89,099
MetLife, Inc. (a)(b),
9.25%, 4/8/38	140	176,750
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	80	73,057
Nuveen Finance LLC (a)(b),
4.125%, 11/1/24	235	239,584
Teachers Insurance & Annuity Assoc. of America (a)(b),
4.27%, 5/15/47	80	76,075

		721,836

Internet—0.5%
Amazon.com, Inc.,
2.80%, 8/22/24	215	209,169

Media—2.0%
21st Century Fox America, Inc.,
3.00%, 9/15/22	350	345,966
6.20%, 12/15/34	154	187,947
Comcast Corp.,
4.25%, 10/15/30	150	152,347
Time Warner Cable LLC,
4.50%, 9/15/42	190	152,983

		839,243

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Miscellaneous Manufacturing—0.8%
General Electric Co., 3 mo. USD-LIBOR-BBA + 1.000% (e),
3.436%, 4/15/23	$357	$325,817

Oil, Gas & Consumable Fuels—1.3%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	275	263,604
Hess Corp.,
6.00%, 1/15/40	140	127,179
NiSource, Inc.,
3.49%, 5/15/27	170	163,387

		554,170

Pharmaceuticals—2.0%
Allergan Funding SCS,
3.85%, 6/15/24	225	222,234
Cigna Corp. (a)(b),
4.125%, 11/15/25	235	234,963
CVS Health Corp.,
5.05%, 3/25/48	65	63,590
Mylan, Inc. (a)(b),
5.20%, 4/15/48	90	73,813
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	285	245,694

		840,294

Pipelines—1.2%
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	70	85,991
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (e),
5.25%, 8/16/77	140	116,583
Kinder Morgan Energy Partners L.P.,
5.40%, 9/1/44	35	33,802
Plains All American Pipeline L.P.,
5.15%, 6/1/42	135	119,306
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (d)(e)	150	126,375

		482,057

Semiconductors—0.4%
Broadcom Corp.,
3.50%, 1/15/28	180	155,329

Software—0.6%
Microsoft Corp.,
2.875%, 2/6/24	240	237,413

Total Corporate Bonds & Notes (cost—$9,200,641)		8,963,379

ASSET-BACKED SECURITIES—21.4%

Ally Auto Receivables Trust, Series 2018-3, Class A3,
3.00%, 1/17/23	202	201,915
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (e),
2.835%, 2/18/25	778	778,319
Avery Point VI CLO Ltd., 3 mo. LIBOR + 1.050%, Series 2015-6A, Class AR (a)(b)(e),
3.632%, 8/5/27	470	466,559
BA Credit Card Trust,
1 mo. LIBOR + 0.380%, 2.835%, 6/15/21, Series 2014-A1, Class A (e)	969	969,080
3.10%, 12/15/23 Series 2018-A3, Class A3	150	150,995

	Principal Amount (000s)	Value*

BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	$585	$575,803
Chase Issuance Trust, Series 2016-A2, Class A,
1.37%, 6/15/21	50	49,629
Chase Issuance Trust, Series 2016-A4, Class A4,
1.49%, 7/15/22	580	567,560
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.330%, Series 2018-A2, Class A2 (e),
2.80%, 1/20/25	700	696,633
Ford Credit Auto Owner Trust, Series 2018-A, Class A4,
3.16%, 10/15/23	673	677,567
GM Financial Consumer Automobile, Series 2017-1A, Class A3 (a)(b),
1.78%, 10/18/21	800	792,964
Honda Auto Receivables Owner Trust, Series 2018-3, Class A4,
3.07%, 11/21/24	470	471,983
John Deere Owner Trust, Series 2018-B, Class A4,
3.23%, 6/16/25	353	356,236
Nissan Auto Lease Trust 2018-A, Series 2018-A, Class A3,
3.25%, 9/15/21	300	300,481
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4,
1.38%, 1/17/23	776	759,736
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(e),
3.789%, 3/17/30	276	275,943
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(e),
2.975%, 7/17/23	705	713,291

Total Asset-Backed Securities (cost—$8,800,345)		8,804,694

Repurchase Agreements—0.7%

State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $307,009; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $316,449 including accrued interest (cost—$307,000)	307	307,000

Total Investments (cost—$46,132,209)—112.2%		46,217,187

Liabilities in excess of other assets (f)—(12.2)%		(5,019,885)

Net Assets—100.0%		$41,197,302

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,905,276, representing 9.5% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,905,276, representing 9.5% of net assets.

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2018 (unaudited) (continued)

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2018.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	4	3/29/19	$800	$849	$2,430
5-Year U.S. Treasury Note	19	3/29/19	1,900	2,179	28,632
U.S. Long Bond	12	3/20/19	1,200	1,752	81,908
U.S. Ultra Treasury Bond	5	3/20/19	500	804	41,787

					$154,757

Short position contracts:
10-Year U.S. Treasury Note	(1)	3/20/19	$(100)	$(122)	$(1,596)
10-Year U.S. Ultra Treasury Bond	(11)	3/20/19	(1,100)	(1,431)	(44,622)

					$(46,218)

					$108,539

Credit default swaps agreements outstanding at December 31, 2018:

Centrally cleared buy protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
AT&T, Inc.	$870	1.434%	12/20/23	(1.00)%	Quarterly	$14,004	$(804)	$14,808
Cardinal Health, Inc.	460	1.319%	12/20/23	(1.00)%	Quarterly	4,583	2,698	1,885
CDX.NA.HY.31 Index	2,830	4.519%	12/20/23	(5.00)%	Quarterly	(61,520)	(55,563)	(5,957)
Ford Motor Company	850	2.630%	12/20/23	(5.00)%	Quarterly	(89,378)	(92,662)	3,284
General Electric Company	310	2.082%	12/20/23	(1.00)%	Quarterly	13,987	14,090	(103)
McKesson Corporation	450	1.128%	12/20/23	(1.00)%	Quarterly	1,104	(1,433)	2,537
Verizon Communications, Inc.	255	0.887%	12/20/23	(1.00)%	Quarterly	(1,799)	(5,113)	3,314

						$(119,019)	$(138,787)	$19,768

Centrally cleared sell protection swap agreements(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Implied Credit Spread (3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value (5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.IG.31	$6,120	4.519%	12/20/23	1.00%	Quarterly	$36,183	$52,134	$(15,951)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2018 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)

At December 31, 2018, the Fund pledged $324,438 and $965,921 in cash as collateral for futures contracts and swap contracts, respectively. The Fund also held U.S. Treasury Obligations valued at $979,229 as collateral for swap contracts. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

OTC—Over-the-Counter

TBA—To Be Announced

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Australia—0.2%
Cochlear Ltd.	654	$80,134

Brazil—3.3%
Ambev S.A.	49,100	194,563
Banco Santander Brasil S.A. ADR	20,365	226,663
JBS S.A.	40,900	122,179
Porto Seguro S.A.	22,000	296,190
Sul America S.A. UNIT	14,000	103,184
Tim Participacoes S.A.	38,100	116,382

		1,059,161

China—29.1%
Alibaba Group Holding Ltd. ADR (e)	8,175	1,120,547
Autohome, Inc. ADR	2,540	198,704
Baidu, Inc. ADR (e)	845	134,017
China Medical System Holdings Ltd.	55,000	51,342
China Merchants Bank Co., Ltd., Class H	228,500	834,435
China Mobile Ltd.	56,000	541,889
China Vanke Co., Ltd., Class H	270,600	916,424
Geely Automobile Holdings Ltd.	114,000	201,049
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	80,000	286,354
Lenovo Group Ltd.	1,066,000	720,122
Luye Pharma Group Ltd. (a)	296,500	206,366
Ping An Insurance Group Co. of China Ltd., Class H	181,000	1,596,784
Tencent Holdings Ltd.	63,500	2,545,100
Zhongsheng Group Holdings Ltd.	46,500	92,216

		9,445,349

France—1.0%
Essilor Luxottica S.A.	2,525	320,064

Greece—0.2%
OPAP S.A.	7,570	65,838

Hong Kong—0.5%
Pacific Textile Holdings Ltd.	51,000	45,324
Swire Pacific Ltd., Class A	9,500	100,301

		145,625

India—8.8%
HDFC Bank Ltd. ADR	12,385	1,282,962
Hindustan Unilever Ltd.	23,170	603,148
Housing Development Finance Corp., Ltd.	15,935	448,193
Jubilant Foodworks Ltd.	21,739	390,130
Mahindra & Mahindra Ltd.	12,034	138,628

		2,863,061

Indonesia—0.5%
Charoen Pokphand Indonesia Tbk PT	306,500	154,176

Japan—1.4%
Astellas Pharma, Inc.	5,900	75,382
Shiseido Co., Ltd.	2,100	131,519
Terumo Corp.	4,100	231,261

		438,162

Korea (Republic of)—16.9%
Com2uS Corp.	508	58,967
Fila Korea Ltd.	7,813	377,384
Hotel Shilla Co., Ltd.	1,899	130,256
KB Financial Group, Inc.	15,691	654,578
LG Uplus Corp.	42,736	675,408
Pearl Abyss Corp. (e)	715	133,830
Samsung Electronics Co., Ltd.	66,720	2,322,636
SK Telecom Co., Ltd.	4,642	1,120,021

		5,473,080

	Shares	Value*

Malaysia—3.4%
Public Bank Bhd.	184,000	$1,101,562

Mexico—1.7%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	9,290	57,226
Grupo Financiero Banorte S.A.B de C.V., Class O	102,600	500,842

		558,068

Philippines—0.3%
Ayala Land, Inc.	74,700	57,737
Jollibee Foods Corp.	7,440	41,285

		99,022

Poland—0.2%
Dino Polska S.A. (a)(e)	2,153	55,289

Russian Federation—2.0%
Mail.Ru Group Ltd. GDR (e)	3,513	82,415
Mobile TeleSystems PJSC ADR	79,490	556,430

		638,845

South Africa—0.2%
Telkom S.A. SOC Ltd.	17,482	76,983

Taiwan—12.4%
Cathay Financial Holding Co., Ltd.	727,000	1,112,913
Chlitina Holding Ltd.	41,000	343,168
CTBC Financial Holding Co., Ltd.	2,064,000	1,357,561
Eclat Textile Co., Ltd.	21,000	237,482
First Financial Holding Co., Ltd.	817,601	532,654
Grape King Bio Ltd.	16,000	99,161
Shin Kong Financial Holding Co., Ltd.	814,724	238,259
Uni-President Enterprises Corp.	46,000	104,358

		4,025,556

Thailand—4.8%
Advanced Info Service PCL (c)(d)	103,300	547,798
Bangkok Dusit Medical Services PCL (c)(d)	532,800	405,512
Home Product Center PCL (c)(d)	525,700	245,324
Land & Houses PCL (c)(d)	478,400	145,643
Thanachart Capital PCL (c)(d)	142,700	218,189

		1,562,466

Turkey—1.5%
Turk Hava Yollari AO (e)	161,218	489,285

United States—7.4%
Mastercard, Inc., Class A	5,960	1,124,354
Sabre Corp.	7,680	166,195
Thermo Fisher Scientific, Inc.	1,680	375,967
Visa, Inc., Class A	2,465	325,232
Western Union Co.	24,550	418,823

		2,410,571

Total Common Stock (cost—$29,747,380)		31,062,297

PREFERRED STOCK—2.2%

Brazil—2.2%
Banco do Estado do Rio Grande do Sul S.A., Class B	12,700	72,652
Itau Unibanco Holding S.A.	68,450	626,463

Total Preferred Stock (cost—$633,652)		699,115

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $452,013; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $464,784 including accrued interest (cost—$452,000)	$452	$452,000

Total Investments (cost—$30,833,032) (b)—99.4%		32,213,412

Other assets less liabilities—0.6%		194,857

Net Assets—100.0%		$32,408,269

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $261,655, representing 0.8% of net assets.

(b)	Securities with an aggregate value of $23,628,569, representing 72.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,562,466, representing 4.8% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	23.0%
Insurance	10.3%
Technology Hardware, Storage & Peripherals	9.4%
Interactive Media & Services	9.1%
Wireless Telecommunication Services	8.9%
IT Services	6.3%
Real Estate Management & Development	3.8%
Internet & Direct Marketing Retail	3.5%
Diversified Telecommunication Services	2.3%
Textiles, Apparel & Luxury Goods	2.0%
Healthcare Equipment & Supplies	1.9%
Pharmaceuticals	1.9%
Household Products	1.9%
Personal Products	1.8%
Hotels, Restaurants & Leisure	1.5%
Airlines	1.5%
Specialty Retail	1.4%
Thrifts & Mortgage Finance	1.4%
Healthcare Providers & Services	1.3%
Food Products	1.2%
Life Sciences Tools & Services	1.2%
Automobiles	1.0%
Beverages	0.6%
Entertainment	0.4%
Software	0.2%
Food & Staples Retailing	0.2%
Repurchase Agreements	1.4%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

SOVEREIGN DEBT OBLIGATIONS—81.3%

Angola—1.0%
Angolan Government International Bond (a)(b),
8.25%, 5/9/28	$200	$189,297

Argentina—2.6%
Argentine Republic Government International Bond,
7.125%, 7/6/36	250	180,800
7.50%, 4/22/26	350	283,544

		464,344

Azerbaijan—1.4%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	300	250,125

Belarus—1.0%
Republic of Belarus International Bond (a)(b),
6.20%, 2/28/30	200	184,250

Brazil—3.9%
Brazilian Government International Bond,
2.625%, 1/5/23	550	518,580
5.625%, 2/21/47	200	189,416

		707,996

Chile—1.1%
Chile Government International Bond,
3.125%, 3/27/25	200	194,800

Colombia—3.7%
Colombia Government International Bond,
2.625%, 3/15/23	200	189,207
3.875%, 4/25/27	300	287,137
5.00%, 6/15/45	200	191,462

		667,806

Dominican Republic—3.2%
Dominican Republic International Bond,
5.95%, 1/25/27	400	398,933
6.50%, 2/15/48	200	189,537

		588,470

Ecuador—2.5%
Ecuador Government International Bond,
7.875%, 1/23/28	550	449,304

Egypt—3.8%
Egypt Government International Bond,
6.875%, 4/30/40	400	326,760
7.50%, 1/31/27	200	191,947
7.903%, 2/21/48	200	172,740

		691,447

El Salvador—1.0%
El Salvador Government International Bond,
6.375%, 1/18/27	200	184,637

Ghana—1.0%
Ghana Government International Bond,
7.625%, 5/16/29	200	179,924

Guatemala—0.8%
Guatemala Government Bond (a)(b),
4.50%, 5/3/26	150	141,000

Honduras—0.8%
Honduras Government International Bond (a)(b),
6.25%, 1/19/27	150	147,450

	Principal Amount (000s)	Value*

Hungary—2.0%
Hungary Government International Bond,
5.375%, 3/25/24	$200	$214,571
7.625%, 3/29/41	100	140,418

		354,989

Indonesia—2.6%
Indonesia Government International Bond,
3.50%, 1/11/28	300	278,190
4.625%, 4/15/43	200	185,762

		463,952

Iraq—1.2%
Iraq International Bond,
5.80%, 1/15/28	250	225,937

Ivory Coast—2.0%
Ivory Coast Government International Bond,
6.375%, 3/3/28	400	360,100

Jamaica—1.2%
Jamaica Government International Bond,
6.75%, 4/28/28	200	214,000

Jordan—1.0%
Jordan Government International Bond,
5.75%, 1/31/27	200	185,249

Kazakhstan—1.2%
Kazakhstan Government International Bond,
5.125%, 7/21/25	200	211,950

Kenya—1.0%
Kenya Government International Bond,
7.25%, 2/28/28	200	179,233

Korea (Republic of)—1.1%
Korea Expressway Corp. (a)(b),
3.625%, 10/22/21	200	201,615

Kuwait—2.2%
Kuwait International Government Bond,
3.50%, 3/20/27	400	398,401

Lebanon—3.0%
Lebanon Government International Bond,
6.20%, 2/26/25	500	400,109
6.20%, 2/26/25	190	152,041

		552,150

Mongolia—1.0%
Mongolia Government International Bond (a)(b),
5.625%, 5/1/23	200	190,062

Nigeria—3.1%
Nigeria Government International Bond (a)(b),
7.625%, 11/21/25	400	388,249
7.625%, 11/28/47	200	169,046

		557,295

Panama—2.4%
Panama Government International Bond,
4.30%, 4/29/53	200	186,500
3.75%, 3/16/25	250	248,125

		434,625

Paraguay—2.2%
Paraguay Government International Bond,
5.00%, 4/15/26	200	201,155
6.10%, 8/11/44	200	207,750

		408,905

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Peru—2.5%
Peru Government Bond (b),
5.94%, 2/12/29	$800	$242,296
Peruvian Government International Bond,
4.125%, 8/25/27	100	103,434
5.625%, 11/18/50	100	117,899

		463,629

Philippines—3.4%
Philippine Government International Bond,
3.00%, 2/1/28	450	426,791
3.95%, 1/20/40	200	195,786

		622,577

Poland—2.7%
Republic of Poland Government International Bond,
3.25%, 4/6/26	300	294,384
3.00%, 3/17/23	200	197,631

		492,015

Romania—0.6%
Romanian Government International Bond,
6.125%, 1/22/44	100	111,401

Russian Federation—3.4%
Russian Federation Bond,
4.875%, 9/16/23	400	410,200
5.625%, 4/4/42	200	205,073

		615,273

Saudi Arabia—1.6%
Saudi Government International Bond,
3.625%, 3/4/28	300	284,725

South Africa—2.3%
Republic of South Africa Government International Bond,
4.30%, 10/12/28	250	223,113
4.85%, 9/27/27	200	186,673

		409,786

Turkey—2.2%
Turkey Government International Bond,
4.875%, 4/16/43	550	408,696

Ukraine—3.0%
Ukraine Government International Bond,
7.75%, 9/1/21	200	189,000
7.75%, 9/1/23 (a)(b)	400	361,000

		550,000

Uruguay—3.0%
Uruguay Government International Bond,
4.375%, 10/27/27	400	402,600
5.10%, 6/18/50	150	148,519

		551,119

Venezuela—0.5%
Venezuela Government International Bond (c),
7.00%, 3/31/38	200	45,795
9.25%, 9/15/27	225	52,522

		98,317

Vietnam—1.1%
Vietnam Government International Bond,
4.80%, 11/19/24	200	202,250

Total Sovereign Debt Obligations (cost—$15,183,124)		14,789,101

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—12.2%

Chile—1.6%
Corp. Nacional del Cobre de Chile,
3.625%, 8/1/27	$300	$285,799

China—2.1%
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25	200	191,239
State Grid Overseas Investment 2016 Ltd. (a)(b),
2.875%, 5/18/26	200	186,557

		377,796

El Salvador—1.2%
AES El Salvador Trust II,
6.75%, 3/28/23	250	224,063

Hong Kong—2.2%
Chinalco Capital Holdings Ltd.,
4.00%, 8/25/21	200	192,944
CNAC HK Finbridge Co., Ltd.,
4.625%, 3/14/23	200	201,902

		394,846

Indonesia—1.5%
Perusahaan Listrik Negara PT,
4.125%, 5/15/27	300	277,901

Kazakhstan—1.8%
KazMunayGas National Co. JSC (a)(b),
5.75%, 4/19/47	350	334,554

Malaysia—1.3%
Malaysia Sukuk Global Bhd,
3.179%, 4/27/26	250	243,521

Venezuela—0.5%
Petroleos de Venezuela S.A. (c),
6.00%, 5/16/24	550	85,470

Total Corporate Bonds & Notes (cost—$2,298,915)		2,223,950

Repurchase Agreements—5.4%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $987,027; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $1,008,680 including accrued interest (cost—$987,000)	987	987,000

Total Investments (cost—$18,469,039)—98.9%		18,000,051

Other assets less liabilities (d)—1.1%		206,004

Net Assets—100.0%		$18,206,055

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,493,080, representing 13.7% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,735,376, representing 15.0% of net assets.

(c)	In default.

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2018 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:
Forward foreign currency contracts outstanding at December 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2018	Unrealized Appreciation	Unrealized Depreciation
Purchased:
670,000 Brazilian Real settling 1/23/19	JPMorgan Chase	$177,836	$172,653	$—	$(5,183)
2,705,700,000 Indonesian Rupiah settling 1/23/19	JPMorgan Chase	181,347	187,775	6,428	—
610,000 Peruvian Sol settling 1/23/19	JPMorgan Chase	180,554	180,952	398	—
680,000 Polish Zloty settling 1/23/19	JPMorgan Chase	180,441	181,765	1,324	—
11,990,000 Russian Ruble settling 1/23/19	JPMorgan Chase	180,535	171,753	—	(8,782)
Sold:
12,052,000 Russian Ruble settling 1/23/19	JPMorgan Chase	180,123	172,641	7,482	—

				$15,632	$(13,965)

Glossary:

BRL—Brazilian Real

IDR—Indonesian Rupiah

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	81.5%
Electric Utilities	3.8%
Oil, Gas & Consumable Fuels	3.4%
Mining	2.6%
Chemicals	1.1%
Commercial Services	1.1%
Repurchase Agreements	5.4%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—91.2%

Brazil—4.8%
IRB Brasil Resseguros S.A.	11,600	$249,793
Porto Seguro S.A.	8,400	113,091
SLC Agricola S.A.	7,200	77,763

		440,647

China—9.4%
Anton Oilfield Services Group (e)	444,000	44,246
China Lilang Ltd.	27,000	22,688
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	50,000	178,971
Jiangsu Expressway Co., Ltd., Class H	62,000	86,541
Lee & Man Paper Manufacturing Ltd.	166,000	140,485
Powerlong Real Estate Holdings Ltd.	55,000	21,664
Tianjin Zhongxin Pharmaceutical Group Corp., Ltd.	16,000	13,611
Towngas China Co., Ltd. (e)	191,495	141,888
West China Cement Ltd.	758,000	102,806
Yuexiu Property Co., Ltd.	300,000	55,133
Yuexiu Real Estate Investment Trust REIT	77,000	49,354

		857,387

Czech Republic—0.5%
Philip Morris CR AS	80	50,149

Greece—1.4%
Hellenic Petroleum S.A.	2,580	21,809
Motor Oil Hellas Corinth Refineries S.A.	3,588	86,405
OPAP S.A.	2,579	22,430

		130,644

Hong Kong—2.4%
K Wah International Holdings Ltd.	138,197	65,644
Luk Fook Holdings International Ltd.	35,000	99,880
Xinyi Glass Holdings Ltd.	44,000	48,605

		214,129

India—17.0%
Bajaj Holdings & Investment Ltd.	781	32,998
Bata India Ltd.	18,072	292,033
Glenmark Pharmaceuticals Ltd.	21,448	212,680
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,735	42,627
Jubilant Foodworks Ltd.	6,746	121,064
Mphasis Ltd.	20,171	294,685
NIIT Technologies Ltd.	6,952	114,326
Phillips Carbon Black Ltd.	60,835	180,142
WNS Holdings Ltd. ADR (e)	6,200	255,812

		1,546,367

Indonesia—3.8%
Bukit Asam Tbk PT	919,400	275,432
Indo Tambangraya Megah Tbk PT	47,000	66,284

		341,716

Korea (Republic of)—15.4%
Cheil Worldwide, Inc.	5,490	110,649
Dong-A ST Co., Ltd.	534	50,026
Fila Korea Ltd.	4,441	214,509
Hotel Shilla Co., Ltd.	290	19,892
Hyosung Corp. (e)	2,729	122,450
Jeju Air Co., Ltd.	922	27,722
Korea Gas Corp. (e)	3,765	162,737
LF Corp.	5,778	128,438
LOTTE Fine Chemical Co., Ltd.	1,292	47,588
LOTTE Himart Co., Ltd.	440	18,437
Macquarie Korea Infrastructure Fund	12,796	106,538
Partron Co., Ltd.	17,291	127,057
Shinsegae International, Inc.	1,284	224,735
Unid Co., Ltd.	955	35,973

		1,396,751

	Shares	Value*

Malaysia—3.2%
AirAsia Group Bhd.	34,700	$24,874
Hong Leong Financial Group Bhd.	5,800	26,023
Malaysia Airports Holdings Bhd.	41,000	83,052
Pentamaster Corp. Bhd. (e)	57,200	38,025
Supermax Corp. Bhd.	27,200	22,894
Top Glove Corp. Bhd.	69,000	93,543

		288,411

Mexico—0.5%
Qualitas Controladora S.A.B. de C.V.	19,900	41,883

Poland—0.8%
Dino Polska S.A. (a)(e)	1,774	45,556
Energa S.A. (e)	12,119	28,954

		74,510

Russian Federation—1.5%
Magnitogorsk Iron & Steel Works PJSC GDR	11,141	92,359
PIK Group PJSC (c)(d)(e)	7,478	40,561

		132,920

South Africa—1.4%
AECI Ltd.	6,123	35,540
Astral Foods Ltd.	2,305	25,622
Gold Fields Ltd. ADR	19,700	69,344

		130,506

Taiwan—18.3%
Aten International Co., Ltd.	19,000	53,790
Bioteque Corp.	38,000	117,102
Cheng Loong Corp.	37,000	22,388
Chipbond Technology Corp.	132,000	265,052
Coretronic Corp.	15,000	18,709
Darfon Electronics Corp.	22,000	28,014
Elan Microelectronics Corp.	23,100	56,732
Eva Airways Corp.	121,800	62,582
Farglory Land Development Co., Ltd.	18,000	20,219
Feng Hsin Steel Co., Ltd.	11,000	20,925
Formosa Advanced Technologies Co., Ltd.	31,000	32,013
Grand Pacific Petrochemical	149,000	106,177
Greatek Electronics, Inc.	24,000	33,610
Huaku Development Co., Ltd.	22,000	48,745
ITE Technology, Inc.	41,000	40,374
Novatek Microelectronics Corp.	32,000	147,734
Radiant Opto-Electronics Corp.	64,000	176,713
Shinkong Synthetic Fibers Corp.	74,000	27,738
SinoPac Financial Holdings Co., Ltd.	110,340	36,927
Syncmold Enterprise Corp.	44,250	92,462
Taishin Financial Holding Co., Ltd.	268,394	114,117
Tripod Technology Corp.	9,000	23,468
Zhen Ding Technology Holding Ltd.	44,000	114,451

		1,660,042

Thailand—6.7%
Bangchak Corp., PCL NVDR	26,900	26,220
Home Product Center PCL (c)(d)	539,400	251,717
KGI Securities Thailand PCL (c)(d)	281,700	36,690
Quality Houses PCL (c)(d)	2,156,900	173,770
Thanachart Capital PCL (c)(d)	78,600	120,179

		608,576

Turkey—3.9%
Anadolu Cam Sanayii AS	55,195	27,920
Soda Sanayii AS	146,256	196,223
Trakya Cam Sanayii AS	226,131	129,367

		353,510

United Arab Emirates—0.2%
RAK Properties PJSC	133,336	17,969

Total Common Stock (cost—$8,019,545)		8,286,117

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—8.4%

Brazil—5.3%
Banco do Estado do Rio Grande do Sul S.A., Class B	5,600	$32,036
Cia de Transmissao de Energia Eletrica Paulista	11,500	205,131
Cia Ferro Ligas da Bahia - FERBASA	13,000	68,489
Cia Paranaense de Energia	22,000	173,126

		478,782

Russian Federation—3.1%
Surgutneftegas PJSC (c)(d)	504,659	287,656

Total Preferred Stock (cost—$723,333)		766,438

Total Investments (cost—$8,742,878) (b)—99.6%		9,052,555

Other assets less liabilities—0.4%		39,570

Net Assets—100.0%		$9,092,125

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $45,556, representing 0.5% of net assets.

(b)	Securities with an aggregate value of $7,119,210, representing 78.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $910,573, representing 10.0% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Chemicals	8.7%
Oil, Gas & Consumable Fuels	8.4%
Semiconductors & Semiconductor Equipment	8.3%
Textiles, Apparel & Luxury Goods	7.2%
Specialty Retail	6.8%
IT Services	6.1%
Pharmaceuticals	5.0%
Electric Utilities	4.5%
Insurance	4.5%
Banks	3.6%
Gas Utilities	3.3%
Electronic Equipment, Instruments & Components	3.1%
Healthcare Equipment & Supplies	2.6%
Real Estate Management & Development	2.5%
Metals & Mining	2.0%
Home Builders	1.9%
Transportation Infrastructure	1.9%
Hotels, Restaurants & Leisure	1.6%
Capital Markets	1.6%
Paper & Forest Products	1.5%
Machinery	1.4%
Building Products	1.4%
Airlines	1.3%
Software	1.3%
Media	1.2%
Food Products	1.1%
Construction Materials	1.1%
Technology Hardware, Storage & Peripherals	0.9%
Iron/Steel	0.8%
Containers & Packaging	0.6%
Tobacco	0.6%
Equity Real Estate Investment Trusts (REITs)	0.5%
Auto Components	0.5%
Food & Staples Retailing	0.5%
Energy Equipment & Services	0.5%
Household Durables	0.4%
Diversified Financial Services	0.4%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Australia—1.6%
BHP Group PLC	4,168	$88,074

Belgium—1.1%
Anheuser-Busch InBev NV	867	57,117

France—22.3%
AXA S.A.	1,377	29,718
Eutelsat Communications S.A.	6,977	137,455
Klepierre S.A. REIT	3,148	97,286
Sanofi	2,140	185,645
SCOR SE	4,474	201,135
SES S.A.	8,154	156,117
Total S.A.	4,019	211,983
Unibail-Rodamco-Westfield REIT	1,052	162,791
Unibail-Rodamco-Westfield REIT (c)	44	6,826

		1,188,956

Germany—12.1%
1&1 Drillisch AG	1,715	87,587
Daimler AG	1,721	90,722
Deutsche Telekom AG	4,183	71,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,283	279,821
ProSiebenSat.1 Media SE	1,393	24,787
Telefonica Deutschland Holding AG	23,020	90,605

		644,619

Italy—6.8%
Enel SpA	30,097	174,479
Eni SpA	11,855	187,276

		361,755

Netherlands—7.7%
ABN AMRO Group NV (a)	2,570	60,477
ING Groep NV	14,812	159,326
Koninklijke KPN NV	65,973	192,707

		412,510

Norway—1.9%
Telenor ASA	5,374	104,365

Spain—10.7%
Banco Santander S.A.	9,752	44,284
Cia de Distribucion Integral Logista Holdings S.A.	7,233	180,983
Ferrovial S.A.	8,028	162,589
Iberdrola S.A.	11,455	91,982
Red Electrica Corp. S.A.	4,040	90,093

		569,931

Switzerland—4.7%
LafargeHolcim Ltd. (c)	945	38,999
Swiss Re AG	2,286	210,312

		249,311

United Kingdom—30.1%
Ashmore Group PLC	13,013	60,681
BP PLC	28,812	182,140
British American Tobacco PLC	3,930	125,049
BT Group PLC	57,272	174,141
GlaxoSmithKline PLC	7,895	150,463
IG Group Holdings PLC	6,852	49,816
Imperial Brands PLC	8,100	245,849
ITV PLC	39,782	63,319
National Grid PLC	12,370	121,020
Royal Dutch Shell PLC, Class A	7,763	228,813
Standard Life Aberdeen PLC	23,575	77,193
Tate & Lyle PLC	5,606	47,173
TUI AG	5,813	82,046

		1,607,703

Total Common Stock (cost—$5,651,649)		5,284,341

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $134,004; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $138,446 including accrued interest (cost—$134,000)	$134	$134,000

Total Investments (cost—$5,785,649) (b)—101.5%		5,418,341

Liabilities in excess of other assets—(1.5)%		(82,169)

Net Assets—100.0%		$5,336,172

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $60,477, representing 1.1% of net assets.

(b)	Securities with an aggregate value of $5,277,515, representing 98.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	15.2%
Insurance	13.5%
Diversified Telecommunication Services	11.9%
Media	7.2%
Tobacco	7.0%
Electric Utilities	6.7%
Pharmaceuticals	6.3%
Equity Real Estate Investment Trusts (REITs)	5.0%
Banks	4.9%
Air Freight & Logistics	3.4%
Construction & Engineering	3.0%
Multi-Utilities	2.3%
Capital Markets	2.1%
Automobiles	1.7%
Metals & Mining	1.6%
Wireless Telecommunication Services	1.6%
Hotels, Restaurants & Leisure	1.5%
Diversified Financial Services	1.4%
Beverages	1.1%
Food Products	0.9%
Construction Materials	0.7%
Repurchase Agreements	2.5%
Liabilities in excess of other assets	(1.5)%

100.0%

Schedule of Investments

AllianzGI Floating Rate Note Fund (formerly AllianzGI Real Estate Debt Fund) †

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

MORTGAGE-BACKED SECURITIES—74.0%

280 Park Avenue Mortgage Trust, 1 mo. LIBOR + 0.880%, Series 2017-280P, Class A (b)(c),
3.335%, 9/15/34	$200	$198,305
ALBA PLC, 1 mo. GBP LIBOR + 1.250%, Series 2015-1, Class A (c),
1.981%, 4/24/49	£86	108,989
AOA Mortgage Trust, Series 2015-1177, Class B (a)(b),
3.01%, 12/13/29	$100	98,105
Aventura Mall Trust, Series 2013-AVM, Class B (a)(b),
3.743%, 12/5/32	100	101,746
Bancaja 10 FTA, 3 mo. EURIBOR + 0.120%, Class A2 (c),
zero coupon, 5/22/50	€96	109,426
BANCAJA 6 Fondo de Titulizacion de Activos, 3 mo. EURIBOR + 0.250%, Class A2, CMO (c),
zero coupon, 2/20/36	9	10,491
BBCMS Mortgage Trust (a)(b)(c),
1 mo. LIBOR + 0.722%, 3.177%, 3/15/37, Series 2018-TALL, Class A	$300	295,234
1 mo. LIBOR + 0.850%, 3.305%, 8/15/36, Series 2017-DELC, Class A	150	149,999
1 mo. LIBOR + 1.030%, 3.485%, 8/15/36, Series 2017-DELC, Class B	150	147,987
BHMS (a)(b)(c),
1 mo. LIBOR + 1.250%, 3.705%, 7/15/35, Series 2018-ATLS, Class A	100	99,693
1 mo. LIBOR + 1.900%, 4.355%, 7/15/35, Series 2018-ATLS, Class C	100	98,859
BX Commercial Mortgage Trust, IO (a)(b)(c),
1 mo. LIBOR + 0.671%, 3.126%, 3/15/37, Series 2018-BA, Class A	150	147,350
1 mo. LIBOR + 0.871%, 3.326%, 3/15/37, Series 2018-BA, Class B	100	97,985
BX Commercial Mortgage Trust 2018-IND (a)(b)(c),
1 mo. LIBOR + 1.100%, 3.555%, 11/15/35, Series 2018-IND, Class C	100	98,911
1 mo. LIBOR + 1.300%, 3.755%, 11/15/35, Series 2018-IND, Class D	100	98,851
BX Trust (b)(c),
1 mo. LIBOR + 0.800%, 3.255%, 5/15/35, Series 2018-GW, Class A (a)	100	98,017
1 mo. LIBOR + 0.880%, 3.335%, 7/15/34, Series 2017-APPL, Class A	179	178,053
1 mo. LIBOR + 1.150%, 3.605%, 7/15/34, Series 2017-APPL, Class B	89	88,763
1 mo. LIBOR + 1.200%, 3.655%, 7/15/34, Series 2017-SLCT, Class B (a)	170	168,223
1 mo. LIBOR + 1.770%, 4.225%, 5/15/35, Series 2018-GW, Class D (a)	40	39,290

	Principal Amount (000s)	Value*

Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B (a)(b),
3.835%, 10/15/34	$150	$150,570
CGDBB Commercial Mortgage Trust, IO (b)(c),
1 mo. LIBOR + 0.790%, 3.245%, 7/15/32, Series 2017-BC, Class A	100	99,149
1 mo. LIBOR + 1.600%, 4.055%, 7/15/32, Series 2017-BC, Class D	100	98,485
1 mo. LIBOR + 2.150%, 4.605%, 7/15/32, Series 2017-BC, Class E	100	98,589

CHT COSMO Mortgage Trust (b)(c),
1 mo. LIBOR + 1.400%, 3.855%, 11/15/36, Series 2017-CSMO, Class B	100	98,990
1 mo. LIBOR + 2.250%, 4.705%, 11/15/36, Series 2017-CSMO, Class D	150	147,057
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A2,
3.039%, 9/15/48	100	99,981
Cold Storage Trust (b)(c),
1 mo. LIBOR + 1.250%, 3.705%, 4/15/36, Series 2017-ICE3, Class B	140	137,447
1 mo. LIBOR + 1.350%, 3.805%, 4/15/36, Series 2017-ICE3, Class C	100	97,763
COMM Mortgage Trust,
2.84%, 4/10/47, Series 2014-LC15, Class A2	141	140,483
2.928%, 2/10/47, Series 2014-CR15, Class A2	80	79,902
3.012%, 5/10/47, Series 2014-CR17, Class A2	79	78,858
1 mo. LIBOR + 0.800%, 3.187%, 8/13/27, Series 2014-PAT, Class A (a)(b)(c)	100	99,929
1 mo. LIBOR + 0.850%, 3.237%, 2/13/32, Series 2014-TWC, Class A (a)(b)(c)	100	99,774
1 mo. LIBOR + 1.150%, 3.537%, 8/13/27, Series 2014-PAT, Class B (a)(b)(c)	150	149,885
1 mo. LIBOR + 1.600%, 3.987%, 2/13/32, Series 2014-TWC, Class B (a)(b)(c)	100	99,640
1 mo. LIBOR + 2.250%, 4.637%, 2/13/32, Series 2014-TWC, Class D (a)(b)(c)	100	99,869
Core Industrial Trust, Series 2015-CALW, Class C (a)(b),
3.555%, 2/10/34	200	198,729
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A (a)(b),
3.639%, 11/15/34	200	203,856
CWSF, 1 mo. LIBOR + 1.000%, Series 2018-TOP, Class A (a)(b)(c),
3.455%, 8/15/35	200	198,072
DBCG Mortgage Trust (a)(b)(c),
1 mo. LIBOR + 0.700%, 3.155%, 6/15/34, Series 2017-BBG, Class A	200	197,279
1 mo. LIBOR + 0.850%, 3.305%, 6/15/34, Series 2017-BBG, Class B	100	98,893
DBGS Mortgage Trust, 1 mo. LIBOR + 0.830%, Series 2018-5BP, Class B (a)(b)(c),
3.285%, 6/15/33	200	196,791

Schedule of Investments

AllianzGI Floating Rate Note Fund (formerly AllianzGI Real Estate Debt Fund) †

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Dublin Bay Securities DAC, 3 mo. EURIBOR + 0.450%, Series 2018-1A, Class A (a)(b)(c),
0.131%, 6/28/55	€196	$221,218
Dutch Property Finance BV, 3 mo. EURIBOR + 0.680%, Series 2017-1, Class A (c),
0.363%, 1/28/48	154	175,771
European Residential Loan Securitisation 2017-PL1 DAC, 1 mo. EURIBOR + 0.750%, Series 2017-PL1, Class A, CMO (c),
0.383%, 11/24/57	125	143,391
Exantas Capital Corp. Ltd., 1 mo. LIBOR + 0.830%, Series 2018-RSO6, Class A (b)(c),
3.285%, 6/15/35	$100	98,740

Fastnet Securities 13 DAC, 3 mo. EURIBOR + 0.350%, Class A (c),
0.032%, 4/18/57	€206	$235,348
FCT Credit Agricole Habitat, 3 mo. EURIBOR + 0.500%, Series 2018-1, Class A (c),
0.183%, 4/27/53	200	229,224
Fondo de Titulizacion de Activos Santander Hipotecario 2, 3 mo. EURIBOR + 0.150%, Class A (c),
zero coupon, 1/18/49	102	115,025
GRACE Mortgage Trust, Series 2014-GRCE, Class F (a)(b)(c),
3.59%, 6/10/28	$100	98,505

GS Mortgage Securities Corp. Trust (a)(b),
1 mo. LIBOR + 0.750%, 3.205%, 2/15/37, Series 2018-CHILL, Class A (c)	200	197,626
3.302%, 5/10/34, Series 2017-GPTX, Class C	100	99,450
Hilton Orlando Trust, 1 mo. LIBOR + 1.050%, Series 2018-ORL, Class B (b)(c),
3.505%, 12/15/34	182	180,516
Holmes Master Issuer PLC, 1 mo. LIBOR + 0.420%, Series 2018-2A, Class A2 (a)(b)(c),
2.856%, 10/15/54	200	199,582
J.P. Morgan Chase Commercial Mortgage Securities Trust (b)(c),
1 mo. LIBOR + 0.910%, 3.365%, 6/15/35, Series 2018-PHH, Class A	165	164,118
1 mo. LIBOR + 1.100%, 3.555%, 10/15/32, Series 2017-FL11, Class B (a)	60	59,983
1 mo. LIBOR + 1.410%, 3.815%, 6/15/35, Series 2018-PHH, Class C	50	49,534
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class ASB,
3.157%, 7/15/45	86	86,142
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(b),
1 mo. LIBOR + 1.300%, 3.755%, 6/15/32, Series 2018-LAQ, Class B	150	148,267
4.128%, 7/5/31, Series 2018-AON, Class A	100	103,745
4.613%, 7/5/31, Series 2018-AON, Class D	100	101,806

	Principal Amount (000s)	Value*

JPMorgan Chase Commercial Mortgage Securities Trust,
2.379%, 10/15/45, Series 2012-C8, Class ASB	$80	$78,397
2.554%, 4/15/46, Series 2013-LC11, Class ASB	127	125,106
1 mo. LIBOR + 1.000%, 3.455%, 6/15/32, Series 2018-LAQ, Class A (a)(b)(c)	100	98,182
3.621%, 9/5/32, Series 2015-UES, Class E (a)(b)	100	97,988

4.524%, 7/5/32, Series 2012-HSBC, Class D (a)(b)	150	152,155
London Wall Mortgage Capital PLC, 3 mo. GBP LIBOR + 0.850%, Series 2017-FL1, Class A (c),
1.737%, 11/15/49	£78	98,187
Lone Star Portfolio Trust, 1 mo. LIBOR + 2.850%, Series 2015-LSP, Class B (a)(b)(c),
5.305%, 9/15/28	$60	60,297
Lusitano Mortgages No 4 PLC, 3 mo. EURIBOR + 0.220%, Class A (c),
zero coupon, 9/15/48	€156	167,903
Lusitano Mortgages No 5 PLC, 3 mo. EURIBOR + 0.260%, Class A (c),
zero coupon, 7/15/59	108	114,741
Madrid RMBS II FTA, 3 mo. EURIBOR + 0.150%, Series 2006-2, Class A2 (c),
zero coupon, 8/22/49	90	102,320
MBS Bancaja 4 FTA, 3 mo. EURIBOR + 0.150%, Class A2 (c),
zero coupon, 7/23/50	66	73,253
Morgan Stanley Bank of America Merrill Lynch Trust,
3.194%, 10/15/47, Series 2014-C18, Class A2	$94	94,239
3.669%, 2/15/47, Series 2014-C14, Class A3	150	150,971
Motel 6 Trust (b)(c),
1 mo. LIBOR + 0.920%, 3.375%, 8/15/34, Series 2017-MTL6, Class A	96	94,217
1 mo. LIBOR + 2.150%, 4.605%, 8/15/34, Series 2017-MTL6, Class D	144	141,736
Paragon Mortgages No 25 PLC, 3 mo. GBP LIBOR + 0.65%, Class A (c),
1.537%, 5/15/50	£150	186,822
Residential Mortgage Securities 28 PLC, 3 mo. GBP LIBOR + 1.150%, Class A (c),
2.056%, 6/15/46	113	143,420
Residential Mortgage Securities 30 PLC, 3 mo. GBP LIBOR + 0.800%, Class A (c),
1.713%, 3/20/50	79	100,257
Resource Capital Corp., Ltd., 1 mo. LIBOR + 0.800%, Series 2017-CRE5, Class A (a)(b)(c),
3.255%, 7/15/34	$31	31,330
Ripon Mortgages PLC, 3 mo. GBP LIBOR + 0.800%, Class A1 (c),
1.689%, 8/20/56	£167	211,283
Slate PLC, 3 mo. GBP LIBOR + 1.450%, Class B (c),
2.258%, 1/24/51	100	127,682

Schedule of Investments

AllianzGI Floating Rate Note Fund (formerly AllianzGI Real Estate Debt Fund) †

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

VNDO 2012-6AVE Mortgage Trust, Series 2012-6AVE, Class B (a)(b),
3.298%, 11/15/30	$150	$149,318
VNDO Mortgage Trust (a)(b),
3.337%, 11/15/30, Series 2012-6AVE, Class C	100	99,263
3.947%, 12/13/29, Series 2013-PENN, Class C	150	150,465
Waldorf Astoria Boca Raton Trust (a)(b)(c),
1 mo. LIBOR + 1.350%, 3.805%, 6/15/29, Series 2016-BOCA, Class A	100	99,894
1 mo. LIBOR + 2.050%, 4.505%, 6/15/29, Series 2016-BOCA, Class B	55	54,823
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2,
3.02%, 7/15/58	130	129,748
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB,
2.838%, 3/15/48	87	86,378

Total Mortgage-Backed Securities (cost—$11,532,998)		11,332,634

CORPORATE BONDS & NOTES—5.9%

Real Estate—5.9%
DEMIRE Deutsche Mittelstand Real Estate AG,
2.875%, 7/15/22	€100	111,797
Digital Stout Holding LLC,
4.25%, 1/17/25	£100	135,329
Inmobiliaria Colonial Socimi S.A.,
1.45%, 10/28/24	€100	110,456
Merlin Properties Socimi S.A.,
1.75%, 5/26/25	100	111,187
SL Green Operating Partnership L.P.,
3.25%, 10/15/22	$100	96,742
Summit Germany Ltd. (a)(b),
2.00%, 1/31/25	€100	104,696
Vonovia Finance BV, 3 mo. EURIBOR + 0.450% (c),
0.14%, 12/22/22	100	112,463
Westfield America Management Ltd.,
2.125%, 3/30/25	£100	124,562

Total Corporate Bonds & Notes (cost—$988,145)		907,232

U.S. GOVERNMENT AGENCY SECURITIES (c)—4.5%

Fannie Mae, MBS,
1 mo. USD-LIBOR-BBA + 4.250%, 6.756%, 1/25/29, Series 2016-C04, Class 1M2	$100	110,834
1 mo. USD-LIBOR-BBA + 4.300%, 6.806%, 2/25/25, Series 2015-C01, Class 1M2	31	34,029
1 mo. USD-LIBOR-BBA + 4.400%, 6.906%, 1/25/24, Series 2014-C01, Class M2	70	77,448
1 mo. USD-LIBOR-BBA + 5.000%, 7.506%, 7/25/25, Series 2015-C03, Class 1M2	36	39,445

	Principal Amount (000s)	Value*

1 mo. USD-LIBOR-BBA + 5.250%, 7.756%, 10/25/23, Series 2013-C01, Class M2	$99	$110,811
Freddie Mac, MBS,
1 mo. USD-LIBOR-BBA + 0.200%, 2.547%, 2/25/23, Series KI02, Class A	240	239,852
1 mo. USD-LIBOR-BBA + 2.600%, 5.106%, 12/25/27, Series 2015-DNA2, Class M2	79	79,701

Total U.S. Government Agency Securities (cost—$698,979)		692,120

ASSET-BACKED SECURITIES (b)—3.2%

Invitation Homes Trust (a)(c),
1 mo. LIBOR + 1.080%, 3.535%, 6/17/37, Series 2018-SFR2, Class B	100	99,313
1 mo. LIBOR + 1.800%, 4.255%, 12/17/36, Series 2017-SFR2, Class D	200	200,019
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2,
4.072%, 2/16/43	198	198,843

Total Asset-Backed Securities (cost—$501,787)		498,175

SHORT-TERM INVESTMENTS—12.3%

U.S. Treasury Obligations (d)—9.0%
U.S. Treasury Bills
2.48%, 4/25/19	400	396,907
2.70%, 11/7/19	1,000	977,512

Total U.S. Treasury Obligations (cost—$1,374,548)		1,374,419

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $501,014; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $514,229 including accrued interest (cost—$501,000)	501	501,000

Total Short-Term Investments (cost—$1,875,548)		1,875,419

Total Investments (cost—$15,597,457)—99.9%		15,305,580

Other assets less liabilities (e)—0.1%		16,091

Net Assets—100.0%		$15,321,671

Notes to Schedule of Investments:

†	Effective February 1, 2019, the AllianzGI Real Estate Debt Fund changed its name to AllianzGI Floating Rate Note Fund.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,161,462, representing 40.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $8,331,767, representing 54.4% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.
(d)	Rates reflect the effective yields at purchase date.

Schedule of Investments

AllianzGI Floating Rate Note Fund (formerly AllianzGI Real Estate Debt Fund) †

December 31, 2018 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	10	3/29/19	$2,000	$2,123	$10,688
Short position contracts:
5-Year U.S. Treasury Note	(2)	3/29/19	$(200)	$(229)	$(3,719)

					$6,969

Forward foreign currency contracts outstanding at December 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2018	Unrealized Appreciation	Unrealized Depreciation
Purchased:
625,807 British Pound settling 1/30/19	Citibank N.A.	$799,986	$798,720	$—	$(1,266)
26,470 Euro settling 1/30/19	Citibank N.A.	30,227	30,396	169	—
Sold:
1,614,677 British Pound settling 1/30/19	Barclays Bank PLC	2,086,485	2,060,817	25,668	—
2,025,478 Euro settling 1/30/19	Barclays Bank PLC	2,323,325	2,325,915	—	(2,590)

				$25,837	$(3,856)

(f)	At December 31, 2018, the Fund pledged $4,756 in cash as collateral for futures contracts.

Glossary:

€—Euro

£/GBP—British Pound

BBA—British Bankers’ Association

CMO—Collateralized Mortgage Obligation

EURIBOR—Euro Inter-Bank Offered Rate

IO—Interest Only

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—55.1%

Australia—0.4%
Abacus Property Group REIT	24,925	$57,449
BlueScope Steel Ltd.	11,262	86,876
Breville Group Ltd.	1,323	9,937
Brickworks Ltd.	2,992	35,064
Cochlear Ltd.	435	53,300
Coles Group Ltd. (i)	3,306	27,338
Elders Ltd.	7,988	39,779
Metcash Ltd.	47,137	81,411
Qantas Airways Ltd.	29,605	120,774
Regis Resources Ltd.	12,395	42,213
Rio Tinto Ltd.	2,313	128,015
St. Barbara Ltd.	13,172	43,630
Stockland REIT	800	1,985
Vicinity Centres REIT	1,738	3,185
Wesfarmers Ltd.	2,595	58,955

		789,911

Austria—0.3%
Austria Technologie & Systemtechnik AG	1,363	24,032
Erste Group Bank AG	7,041	233,462
EVN AG	4,031	58,245
Flughafen Wien AG	322	12,728
OMV AG	2,555	111,585
POLYTEC Holding AG	2,054	19,721
Raiffeisen Bank International AG	2,232	56,954
S IMMO AG	2,128	35,461
Telekom Austria AG (i)	3,344	25,561

		577,749

Belgium—0.0%
Elia System Operator S.A.	629	42,016
Recticel S.A.	3,249	23,776

		65,792

Bermuda—0.0%
Bank of NT Butterfield & Son Ltd.	1,338	41,946

Brazil—0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	54,370
Fibria Celulose S.A.	7,700	134,302
LOG Commercial Properties e Participacoes S.A. (i)	1,125	5,230
MRV Engenharia e Participacoes S.A.	15,600	49,647
Qualicorp Consultoria e Corretora de Seguros S.A.	10,500	34,890
Smiles Fidelidade S.A.	1,200	13,539
Suzano Papel e Celulose S.A.	14,900	146,542
Vale S.A.	20,745	271,952

		710,472

Canada—2.1%
Aecon Group, Inc.	489	6,308
AGF Management Ltd., Class B	7,791	27,507
Agnico Eagle Mines Ltd.	1,905	76,887
Artis Real Estate Investment Trust REIT	523	3,540
Baytex Energy Corp. (i)	1,346	2,376
BCE, Inc.	2,089	82,523
Bonavista Energy Corp.	3,032	2,665
BRP, Inc.	2,849	73,750
Canadian Apartment Properties REIT	2,410	78,203
Canadian Imperial Bank of Commerce	3,261	242,879
Canadian Natural Resources Ltd.	5,807	140,113
Canadian Tire Corp., Ltd., Class A	1,023	106,961
Canfor Pulp Products, Inc.	534	6,341

	Shares	Value*

Cascades, Inc.	2,172	$16,276
Chorus Aviation, Inc.	4,609	19,041
Cogeco Communications, Inc.	2,543	122,530
Colliers International Group, Inc.	986	54,377
Constellation Software, Inc.	54	34,565
Corus Entertainment, Inc., Class B	13,997	48,803
Crescent Point Energy Corp.	346	1,045
Dollarama, Inc.	1,607	38,221
Dream Global Real Estate Investment Trust REIT	10,243	89,285
Dream Industrial Real Estate Investment Trust REIT	5,600	39,051
ECN Capital Corp.	1,240	3,134
Exchange Income Corp.	3,541	73,300
Fairfax Financial Holdings Ltd.	272	119,738
Fortis, Inc.	2,562	85,406
Genworth MI Canada, Inc.	2,539	74,764
George Weston Ltd.	2,080	137,199
Husky Energy, Inc.	5,892	60,897
Industrial Alliance Insurance & Financial Services, Inc.	2,401	76,627
Intact Financial Corp.	360	26,156
Killam Apartment REIT	7,135	83,308
Laurentian Bank of Canada	3,533	98,521
Linamar Corp.	2,171	72,038
Loblaw Cos., Ltd.	3,847	172,202
Magna International, Inc.	1,835	83,295
Manulife Financial Corp.	9,807	139,146
Martinrea International, Inc.	7,956	63,289
Methanex Corp.	1,380	66,372
National Bank of Canada	2,856	117,257
Northview Apartment Real Estate Investment Trust REIT	3,393	60,841
NorthWest Healthcare Properties Real Estate Investment Trust REIT	9,038	62,760
Power Corp. of Canada	6,096	109,533
Restaurant Brands International, Inc.	2,702	141,315
Royal Bank of Canada	3,133	214,436
Saputo, Inc.	1,167	33,500
Teck Resources Ltd., Class B	4,348	93,604
TMX Group Ltd.	3,233	167,499
Toronto-Dominion Bank	4,368	217,120
TransCanada Corp.	3,803	135,801
Transcontinental, Inc., Class A	9,307	131,574
Valener, Inc.	739	10,469
West Fraser Timber Co., Ltd.	1,158	57,204

		4,301,552

China—2.7%
AAC Technologies Holdings, Inc.	3,400	19,620
Agile Group Holdings Ltd.	35,091	41,397
Agricultural Bank of China Ltd., Class H	203,000	88,913
Alibaba Group Holding Ltd. ADR (i)	2,790	382,425
Anhui Conch Cement Co., Ltd., Class H	15,500	74,954
Bank of China Ltd., Class H	546,000	235,382
Bank of Communications Co., Ltd., Class H	117,039	91,388
Beijing Enterprises Holdings Ltd.	23,500	124,607
BOC Aviation Ltd. (b)	30,300	223,576
BYD Electronic International Co., Ltd.	41,818	52,502
China CITIC Bank Corp., Ltd., Class H	218,000	132,258
China Construction Bank Corp., Class H	485,064	397,196
China Dongxiang Group Co., Ltd.	43,117	6,601
China Everbright Greentech Ltd. (b)	35,000	24,892
China Evergrande Group	12,483	37,293

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

China Huarong Asset Management Co., Ltd., Class H (b)	753,000	$137,450
China Lumena New Materials Corp. (e)(f)(i)	1,772	34
China Petroleum & Chemical Corp., Class H	223,800	159,527
China Southern Airlines Co., Ltd., Class H	57,154	35,044
China Water Affairs Group Ltd.	64,000	68,459
China Yuchai International Ltd.	3,015	37,507
China Zhongwang Holdings Ltd.	114,800	50,835
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	3,477
CITIC Ltd.	64,000	100,428
Country Garden Holdings Co., Ltd.	45,000	54,644
Country Garden Services Holdings Co., Ltd. (i)	5,172	8,189
CSPC Pharmaceutical Group Ltd.	32,000	45,935
EVA Precision Industrial Holdings Ltd.	20,236	1,807
Fosun International Ltd.	30,000	43,720
Guangzhou Automobile Group Co., Ltd., Class H	88,809	88,540
Guangzhou R&F Properties Co., Ltd., Class H	2,881	4,360
Haier Electronics Group Co., Ltd.	42,000	103,301
Hopewell Highway Infrastructure Ltd.	21,000	10,763
Hua Hong Semiconductor Ltd. (b)	51,000	94,303
Industrial & Commercial Bank of China Ltd., Class H	406,000	288,771
Jiangsu Expressway Co., Ltd., Class H	55,189	77,034
Jiayuan International Group Ltd.	20,000	36,999
Ju Teng International Holdings Ltd.	4,744	1,278
Kingboard Chemical Holdings Ltd.	14,000	37,348
Lee & Man Paper Manufacturing Ltd.	48,517	41,060
Longfor Group Holdings Ltd.	14,845	44,151
Nexteer Automotive Group Ltd.	39,000	55,587

Orient Securities Co., Ltd., Class H (b)	21,600	13,536
Ping An Insurance Group Co. of China Ltd., Class H	27,000	238,194
Postal Savings Bank of China Co., Ltd., Class H (b)	71,000	37,394
Shanghai Industrial Holdings Ltd.	43,000	86,932
Shenzhen Expressway Co., Ltd., Class H	64,274	70,846
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	32,309
Sinopec Shanghai Petrochemical Co., Ltd., Class H	91,380	40,001
Sinopharm Group Co., Ltd., Class H	15,921	67,031
Sinotrans Ltd., Class H	45,000	19,523
Sinotruk Hong Kong Ltd.	33,500	50,505
Tencent Holdings Ltd.	21,281	852,949
Tianneng Power International Ltd.	78,342	65,325
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	3,576
Want Want China Holdings Ltd.	97,000	67,868
Weichai Power Co., Ltd., Class H	67,000	76,706
XTEP International Holdings Ltd.	7,651	4,154
Yum China Holdings, Inc.	2,047	68,636
Yuzhou Properties Co., Ltd.	133,088	54,927
YY, Inc. ADR (i)	657	39,328

		5,453,295

Colombia—0.1%
Bancolombia S.A.	12,731	119,176
Corp. Financiera Colombiana S.A. (i)	346	1,747

		120,923

	Shares	Value*

Czech Republic—0.1%
CEZ AS	1,419	$33,826
O2 Czech Republic AS	1,665	17,901
Philip Morris CR AS	93	58,298

		110,025

Denmark—0.1%
Solar A/S, Class B	111	4,812
Spar Nord Bank A/S	377	3,027
Topdanmark A/S	944	44,055
William Demant Holding A/S (i)	2,119	60,332

		112,226

Finland—0.2%
Cramo Oyj	1,938	33,129
Elisa Oyj	1,437	59,520
Finnair Oyj	2,810	22,833
Metsa Board Oyj	429	2,520
Neste Oyj	1,092	84,545
Oriola Oyj, Class B	700	1,588
Stora Enso Oyj, Class R	8,051	93,341
UPM-Kymmene Oyj	5,669	143,504

		440,980

France—2.4%
Air France-KLM (i)	6,444	69,980
AKWEL	1,628	30,029
APERAM S.A.	51	1,342
ArcelorMittal	6,246	129,294
Atos SE	1,785	146,255
AXA S.A.	14,844	320,362
Beneteau S.A.	1,793	23,580
BioMerieux	661	43,600
Boiron S.A.	31	1,738
Bouygues S.A.	6,399	229,780
Capgemini SE	1,008	100,261
Cegereal S.A. REIT	793	32,345
Cie Generale des Etablissements Michelin SCA	2,044	201,185
CNP Assurances	6,732	142,897
Coface S.A.	3,416	31,046
Derichebourg S.A.	4,537	20,766
Eiffage S.A.	2,917	243,882
Engie S.A.	17,107	245,792
Faurecia S.A.	1,794	67,690
Interparfums S.A.	999	38,618
Klepierre S.A. REIT	3,928	121,391
L’Oreal S.A.	1,022	233,858
LVMH Moet Hennessy Louis Vuitton SE	912	267,011
Metropole Television S.A.	5,408	86,995
Nexity S.A.	322	14,538
Orange S.A.	17,649	286,015
Orpea	359	36,668
Peugeot S.A.	7,196	153,475
Renault S.A.	1,527	95,122
Rubis SCA	80	4,302
Sanofi	4,942	428,718
SCOR SE	1,468	65,996
SEB S.A.	19	2,456
STMicroelectronics NV	4,337	61,471
Total S.A.	7,680	405,082
Vinci S.A.	5,644	464,117

		4,847,657

Germany—0.6%
Bayer AG	1,347	93,682
Bayerische Motoren Werke AG	1,321	107,140

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Covestro AG (b)	2,079	$102,961
Deutsche Lufthansa AG	7,221	163,076
Deutsche Post AG	7,349	200,695
Fraport AG Frankfurt Airport Services Worldwide	1,468	105,062
Fresenius SE & Co. KGaA	568	27,454
Hella GmbH & Co. KGaA	605	24,230
Rheinmetall AG	518	45,936
Rhoen Klinikum AG	147	3,715
Siemens AG	1,408	157,135
Sixt SE	37	2,955
Stroeer SE & Co. KGaA	580	28,112
TAG Immobilien AG	2,482	56,532
Talanx AG (i)	4,345	148,377
WCM Beteiligungs & Grundbesitz AG (i)	1,866	8,949
Wuestenrot & Wuerttembergische AG	1,560	28,695

		1,304,706

Greece—0.1%
FF Group (e)(f)(i)	4,956	4,316
Hellenic Petroleum S.A.	4,186	35,385
JUMBO S.A.	6,391	93,142
Motor Oil Hellas Corinth Refineries S.A.	3,327	80,119
Mytilineos Holdings S.A.	3,431	28,589

		241,551

Hong Kong—0.8%
AIA Group Ltd.	40,600	337,256
Cathay Pacific Airways Ltd.	1,543	2,196
China Mobile Ltd.	27,500	266,106
CK Hutchison Holdings Ltd.	1,297	12,449
CLP Holdings Ltd.	22,781	257,445
Dah Sing Banking Group Ltd.	1,623	2,865
Fairwood Holdings Ltd.	3,500	11,723
Global Brands Group Holding Ltd. (i)	614,000	27,816
Hang Seng Bank Ltd.	1,300	29,122
IT Ltd.	114,000	60,972
Johnson Electric Holdings Ltd.	34,000	69,350
Kerry Properties Ltd.	17,243	58,852
Link REIT	14,992	151,985
Minth Group Ltd.	13,315	42,967
Regal Hotels International Holdings Ltd.	38,000	25,420
Swire Pacific Ltd., Class A	4,656	49,158
VSTECS Holdings Ltd.	46,000	22,293
WH Group Ltd. (b)	101,500	77,957
Xinyi Glass Holdings Ltd.	44,292	48,927
Yue Yuen Industrial Holdings Ltd.	698	2,235

		1,557,094

Hungary—0.2%
Magyar Telekom Telecommunications PLC	87,892	138,236
MOL Hungarian Oil & Gas PLC	5,194	57,001
OTP Bank Nyrt	4,055	163,875
Richter Gedeon Nyrt	2,101	40,696

		399,808

India—0.0%
Genpact Ltd.	1,385	37,381

Indonesia—0.4%
Bank Negara Indonesia Persero Tbk PT	257,655	158,041
Bank Tabungan Negara Persero Tbk PT	343,400	60,754

	Shares	Value*

Gudang Garam Tbk PT	13,900	$80,991
Indo Tambangraya Megah Tbk PT	33,400	47,104
Indofood Sukses Makmur Tbk PT	115,479	59,809
Telekomunikasi Indonesia Persero Tbk PT	1,191,706	311,552
Unilever Indonesia Tbk PT	23,400	74,029

		792,280

Ireland—0.0%
Irish Residential Properties REIT PLC	5,191	8,029
Origin Enterprises PLC	2,219	14,545

		22,574

Israel—0.3%
B Communications Ltd. (i)	1,705	10,037
Bank Hapoalim BM	12,042	76,155
Bank Leumi Le-Israel BM	24,134	145,890
First International Bank of Israel Ltd.	3,430	72,001
Harel Insurance Investments & Financial Services Ltd.	5,173	33,951
Hilan Ltd.	2,961	69,540
Ituran Location and Control Ltd.	2,028	65,018
Jerusalem Oil Exploration (i)	877	49,447
Mizrahi Tefahot Bank Ltd.	2,617	44,199
Shufersal Ltd.	3,759	24,710

		590,948

Italy—0.6%
Amplifon SpA	4,460	72,011
ASTM SpA	1,590	31,806
Cementir Holding SpA	4,685	27,646
Enel SpA	66,773	387,099
Fila SpA	543	8,399
Intesa Sanpaolo SpA	66,054	147,077
Iren SpA	18,717	44,950
La Doria SpA	2,524	22,931
Maire Tecnimont SpA	7,699	28,389
Mediobanca Banca di Credito Finanziario SpA	7,246	61,312
Prima Industrie SpA	831	16,397
Snam SpA	14,553	63,718
Societa Iniziative Autostradali e Servizi SpA	3,584	49,627
Telecom Italia SpA (i)	269,183	149,022
Unipol Gruppo SpA	15,252	61,508

		1,171,892

Japan—5.5%
ADEKA Corp.	26	376
AGC, Inc.	2,200	68,382
Aida Engineering Ltd.	142	930
Aisin Seiki Co., Ltd.	3,200	110,003
ANA Holdings, Inc.	2,945	105,723
Aoyama Trading Co., Ltd.	111	2,662
Asahi Group Holdings Ltd.	1,900	73,632
Astellas Pharma, Inc.	9,392	119,998
Bandai Namco Holdings, Inc.	1,600	71,839
BML, Inc.	518	13,305
Brother Industries Ltd.	5,500	81,407
Canon, Inc.	11,610	319,457
Chubu Electric Power Co., Inc.	11,500	163,408
Concordia Financial Group Ltd.	16,000	61,138

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Daiichi Sankyo Co., Ltd.	2,647	$84,666
Daito Pharmaceutical Co., Ltd.	152	4,132
Daiwa House Industry Co., Ltd.	3,454	110,177
DCM Holdings Co., Ltd.	4,225	44,217
Denso Corp.	2,600	115,096
Doutor Nichires Holdings Co., Ltd.	1,851	33,801
DTS Corp.	399	12,750
DyDo Group Holdings, Inc.	326	17,047
EDION Corp.	2,473	24,345
Eizo Corp.	1,500	55,379
Electric Power Development Co., Ltd.	9,100	215,942
EPS Holdings, Inc.	700	10,661
Exedy Corp.	2,074	50,661
FANUC Corp.	800	121,408
Fuji Oil Holdings, Inc.	1,616	51,588
Fuji Soft, Inc.	272	10,301
FUJIFILM Holdings Corp.	2,521	97,725
Fukuoka Financial Group, Inc.	2,800	56,766
Fukuyama Transporting Co., Ltd.	345	13,294
Furukawa Electric Co., Ltd.	1,200	29,949
Gecoss Corp.	5,200	48,509
Geo Holdings Corp.	536	8,138
Goldcrest Co., Ltd.	3,200	46,289
Hankyu Hanshin Holdings, Inc.	1,470	48,874
Hitachi Ltd.	6,400	169,666
Hogy Medical Co., Ltd.	278	7,989
Honda Motor Co., Ltd.	15,500	408,348
Honeys Holdings Co., Ltd.	39	276
Iida Group Holdings Co., Ltd.	12,900	223,442
ITOCHU Corp.	21,877	371,532
Japan Airlines Co., Ltd.	6,137	217,502
JFE Holdings, Inc.	4,000	63,713
JXTG Holdings, Inc.	20,500	106,467
Kagome Co., Ltd.	1,800	47,176
Kajima Corp.	4,800	64,479
Kamei Corp.	3,000	33,770
Keyence Corp.	300	151,634
Komatsu Ltd.	5,000	107,450
Konica Minolta, Inc.	9,100	81,913
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,700	34,548
Kyowa Exeo Corp.	1,900	44,489
Kyudenko Corp.	1,300	49,267
LaSalle Logiport REIT	35	33,887
Marubeni Corp.	24,000	168,396
Mazda Motor Corp.	14,800	152,150
Mitsubishi Chemical Holdings Corp.	11,506	86,927
Mitsubishi Corp.	14,300	392,057
Mitsubishi Gas Chemical Co., Inc.	271	4,059
Mitsubishi Tanabe Pharma Corp.	5,186	74,863
Mitsubishi UFJ Financial Group, Inc.	43,885	215,372
Mitsuboshi Belting Ltd.	71	1,366
Mitsui & Co., Ltd.	20,800	319,557
Mitsui Sugar Co., Ltd.	3,500	88,542
NEC Networks & System Integration Corp.	765	17,021
NET One Systems Co., Ltd.	2,300	40,570
Nichias Corp.	1,198	20,430
Nidec Corp.	1,100	124,462
Nihon Unisys Ltd.	2,421	53,960
Nintendo Co., Ltd.	400	106,216
Nippon Road Co., Ltd.	800	41,753
Nippon Telegraph & Telephone Corp.	12,608	514,398
Nissan Motor Co., Ltd.	30,059	240,452
Nisshin Oillio Group Ltd.	692	19,771

	Shares	Value*

Nomura Real Estate Holdings, Inc.	3,157	$57,892
NS United Kaiun Kaisha Ltd.	1,900	51,136
NTT Data Corp.	6,515	71,207
NTT DOCOMO, Inc.	9,843	221,164
Obayashi Corp.	4,027	36,464
ORIX Corp.	11,701	170,974
Pacific Industrial Co., Ltd.	224	2,973
Prima Meat Packers Ltd.	2,892	51,805
Raito Kogyo Co., Ltd.	1,663	22,156
Recruit Holdings Co., Ltd.	3,400	82,140
Rohm Co., Ltd.	1,600	102,120
Rohto Pharmaceutical Co., Ltd.	1,500	40,943
S Foods, Inc.	772	28,639
Sanyo Special Steel Co., Ltd.	182	3,843
Sawai Pharmaceutical Co., Ltd.	925	44,063
Sekisui House Ltd.	3,300	48,461
Senko Group Holdings Co., Ltd.	1,796	13,650
Shibaura Electronics Co., Ltd.	200	6,279
Shin-Etsu Chemical Co., Ltd.	3,000	230,498
SoftBank Group Corp.	5,800	379,895
Sojitz Corp.	17,884	61,927
Sony Corp.	5,900	284,437
Stella Chemifa Corp.	1,511	35,090
Sumitomo Dainippon Pharma Co., Ltd.	3,568	113,785
Sumitomo Electric Industries Ltd.	17,500	231,758
Takasago Thermal Engineering Co., Ltd.	397	6,461
Takeda Pharmaceutical Co., Ltd.	3,043	103,141
Teijin Ltd.	4,000	63,840
Toho Co., Ltd.	1,600	57,973
Tokyo Electron Ltd.	400	45,030
Toray Industries, Inc.	4,826	34,120
Toshiba Plant Systems & Services Corp.	2,000	36,811
Towa Pharmaceutical Co., Ltd.	138	9,617
Toyota Motor Corp.	10,151	587,606
Toyota Tsusho Corp.	2,600	76,394
Tv Tokyo Holdings Corp.	266	5,719
Unipres Corp.	317	5,346
Wacoal Holdings Corp.	298	7,712
West Japan Railway Co.	1,101	77,787
Yakult Honsha Co., Ltd.	1,000	70,004
Yamaha Motor Co., Ltd.	2,900	56,619
Yomiuri Land Co., Ltd.	900	31,319
Yorozu Corp.	259	3,252
Yoshinoya Holdings Co., Ltd.	1,475	24,273
Yurtec Corp.	132	1,025

		11,101,193

Korea (Republic of)—1.3%
CJ Hello Co., Ltd.	889	7,276
Daekyo Co., Ltd.	777	4,666
DGB Financial Group, Inc.	12,331	91,857
Easy Bio, Inc.	559	3,039
GS Holdings Corp.	1,215	56,145
Hana Financial Group, Inc.	2,429	78,998
Hansol Paper Co., Ltd.	477	7,103
Hanwha Chemical Corp. (i)	4,949	89,768
HDC Holdings Co., Ltd.	757	11,698
HDC Hyundai Development Co-Engineering & Construction (i)	1,058	45,823
Hyundai Department Store Co., Ltd.	793	64,218
Hyundai Engineering Plastics Co., Ltd.	864	3,328

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Hyundai Steel Co.	1,889	$76,814
Industrial Bank of Korea (i)	5,202	65,514
KB Financial Group, Inc.	2,880	120,144
KC Co., Ltd.	70	738
KC Tech Co., Ltd.	103	879
KT Corp.	221	5,893
KT&G Corp.	670	61,001
Kukdo Chemical Co., Ltd.	130	5,320
LG Corp.	831	52,044
LG Electronics, Inc.	1,946	109,119
LG Uplus Corp.	5,641	89,151
Lotte Chemical Corp.	167	41,522
LS Corp.	973	42,880
Macquarie Korea Infrastructure Fund	4,385	36,509
OCI Co., Ltd.	553	53,123
POSCO	1,132	247,604
S-Oil Corp.	1,011	88,185
Samjin Pharmaceutical Co., Ltd.	320	11,544
Samsung Electronics Co., Ltd.	3,335	116,097
Samsung Electronics Co., Ltd. GDR	569	493,323
Shinhan Financial Group Co., Ltd. (i)	4,196	148,774
SK Innovation Co., Ltd.	855	137,240
SK Telecom Co., Ltd.	604	145,733
Ubiquoss Holdings, Inc. (i)	442	3,166
Ubiquoss, Inc.	140	4,763
Woori Bank (i)	7,482	104,627

		2,725,626

Malaysia—0.3%
AirAsia Group Bhd.	65,300	46,810
Ann Joo Resources Bhd.	32,300	9,757
CIMB Group Holdings Bhd.	95,200	131,452
Genting Bhd.	36,500	53,848
Genting Malaysia Bhd.	64,400	47,023
Hong Leong Financial Group Bhd.	14,500	65,058
KNM Group Bhd. (i)	31,700	575
Malayan Banking Bhd.	32,400	74,428
Maxis Bhd.	3,200	4,137
MISC Bhd.	17,300	28,029
Public Bank Bhd.	8,100	48,493
Supermax Corp. Bhd.	20,100	16,918
Tenaga Nasional Bhd.	20,800	68,527
VS Industry Bhd.	70,375	12,429

		607,484

Mexico—0.2%
Alfa S.A.B de C.V., Class A	62,800	74,746
Banco del Bajio S.A. (b)	12,600	24,518
El Puerto de Liverpool S.A.B de C.V.	9,800	62,924
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	3,833
Grupo Financiero Banorte S.A.B de C.V., Class O	13,900	67,853
Grupo Lala S.A.B de C.V.	4,496	4,853
Industrias Bachoco S.A.B de C.V. ADR	1,280	50,637
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (b)(i)	62,700	56,313
Wal-Mart de Mexico S.A.B de C.V.	51,200	130,216

		475,893

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	3,431	6,101

	Shares	Value*

Netherlands—0.9%
ABN AMRO Group NV (b)	5,801	$136,508
Aegon NV	14,747	69,070
AerCap Holdings NV (i)	2,098	83,081
AMG Advanced Metallurgical Group NV	879	28,361
ASML Holding NV	1,326	207,730
ASR Nederland NV	5,292	209,399
BE Semiconductor Industries NV	1,542	32,506
ING Groep NV	19,773	212,690
Koninklijke Ahold Delhaize NV	14,337	362,184
Koninklijke DSM NV	1,223	99,217
Koninklijke Volkerwessels NV	2,060	32,605
NN Group NV	6,215	247,099
Signify NV (b)	1,865	43,629
Vastned Retail NV REIT	232	8,318

		1,772,397

New Zealand—0.2%
Air New Zealand Ltd.	80,996	168,741
Arvida Group Ltd.	9,216	7,984
Auckland International Airport Ltd.	9,910	47,830
Fonterra Co-operative Group Ltd. UNIT	2,607	8,123
Kiwi Property Group Ltd. REIT	1,590	1,458
Metlifecare Ltd.	25,550	92,575
Oceania Healthcare Ltd.	38,432	27,632
Summerset Group Holdings Ltd.	16,553	70,838
Tourism Holdings Ltd.	3,164	10,947

		436,128

Norway—0.4%
Austevoll Seafood ASA	5,188	64,044
Avance Gas Holding Ltd. (b)(i)	97	139
B2Holding ASA	15,516	22,183
Evry AS (b)	10,544	38,398
Leroy Seafood Group ASA	6,270	47,718
Marine Harvest ASA	705	14,860
Norsk Hydro ASA	26,959	122,153
Norwegian Finans Holding ASA (i)	6,317	48,968
Orkla ASA	4,764	37,302
Salmar ASA	2,412	119,632
Sparebank 1 Nord Norge	7,721	56,037
SpareBank 1 SMN	7,418	72,350
Telenor ASA	8,132	157,926

		801,710

Peru—0.0%
Ferreycorp SAA	34,967	26,367
Volcan Cia Minera SAA, Class B	76,624	16,150

		42,517

Philippines—0.2%
Bloomberry Resorts Corp.	101,900	18,221
Cebu Air, Inc.	28,120	39,118
DMCI Holdings, Inc.	437,900	106,398
Filinvest Land, Inc.	828,000	22,133
Globe Telecom, Inc.	2,315	83,454
San Miguel Corp.	10,250	28,684
Vista Land & Lifescapes, Inc.	443,200	45,709

		343,717

Poland—0.0%
Asseco Poland S.A.	501	6,181

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Ciech S.A.	570	$6,754
Polski Koncern Naftowy Orlen S.A.	2,503	72,521

		85,456

Russian Federation—0.0%
Magnitogorsk Iron & Steel Works PJSC GDR	7,225	59,895
PhosAgro PJSC GDR	1,266	16,141
Surgutneftegas PJSC ADR	669	2,541

		78,577

Singapore—0.5%
Accordia Golf Trust UNIT	12,500	4,643
Asian Pay Television Trust UNIT	118,900	11,082
Bumitama Agri Ltd.	107,400	48,847
DBS Group Holdings Ltd.	12,900	224,329
Fortune Real Estate Investment Trust REIT	11,000	12,627
Frasers Logistics & Industrial Trust REIT	55,700	42,138
Genting Singapore Ltd.	86,500	61,918
Keppel DC REIT	13,600	13,481
Mapletree Industrial Trust REIT	9,000	12,622
Oversea-Chinese Banking Corp., Ltd.	24,900	205,963
QAF Ltd.	50,100	21,534
SATS Ltd.	11,100	38,018
Sheng Siong Group Ltd.	23,700	18,422
Singapore Airlines Ltd.	14,200	98,100
Sino Grandness Food Industry Group Ltd. (i)	25,900	2,336
United Overseas Bank Ltd.	6,800	123,012
Venture Corp., Ltd.	3,500	35,934
Yanlord Land Group Ltd.	48,500	43,403

		1,018,409

South Africa—0.2%
Fortress REIT Ltd., Class A REIT	49,467	62,675
Harmony Gold Mining Co., Ltd. (i)	5,863	10,413
Naspers Ltd., Class N	1,465	293,317

		366,405

Spain—0.7%
ACS Actividades de Construccion y Servicios S.A.	3,141	121,579
Amadeus IT Group S.A.	3,321	231,067
Banco Santander S.A.	54,122	245,768
CaixaBank S.A.	28,033	101,520
Ebro Foods S.A.	2,198	43,892
Ercros S.A.	9,151	32,637
Inmobiliaria Colonial Socimi S.A. REIT	410	3,822
International Consolidated Airlines Group S.A.	16,982	133,946
Lar Espana Real Estate Socimi S.A. REIT	137	1,168
Papeles y Cartones de Europa S.A.	3,787	72,805
Repsol S.A.	16,513	265,480
Telefonica S.A.	19,791	166,589

		1,420,273

Sweden—0.5%
Ahlsell AB (b)	8,242	48,469
BillerudKorsnas AB	199	2,377
Bravida Holding AB (b)	9,507	65,936
Dios Fastigheter AB	9,921	63,143
Hemfosa Fastigheter AB	5,370	42,376

	Shares	Value*

Holmen AB, Class B	3,188	$63,045
Klovern AB, Class B	45,445	52,839
Nyfosa AB (i)	5,370	25,905
Pandox AB	2,211	36,626
Peab AB	211	1,728
Sandvik AB	10,617	152,123
Scandic Hotels Group AB (b)	5,709	50,389
Swedbank AB, Class A	9,375	209,542
Volvo AB, Class B	18,295	239,556

		1,054,054

Switzerland—0.8%
Allreal Holding AG (i)	229	35,675
Baloise Holding AG	377	52,049
Banque Cantonale Vaudoise	41	30,952
Barry Callebaut AG	29	45,259
BKW AG	145	10,140
Bobst Group S.A.	1,000	69,589
Cembra Money Bank AG	50	3,967
Intershop Holding AG	17	8,447
Landis+Gyr Group AG (i)	860	48,432
Nestle S.A.	1,092	88,630
Novartis AG	8,366	716,499
Partners Group Holding AG	128	77,868
Schweiter Technologies AG	8	7,068
Siegfried Holding AG (i)	47	16,075
Straumann Holding AG	141	89,050
Swiss Life Holding AG (i)	734	283,301
Swiss Re AG	882	81,144

		1,664,145

Taiwan—1.0%
Accton Technology Corp.	15,000	48,092
Arcadyan Technology Corp.	4,000	9,743
Asia Vital Components Co., Ltd.	12,000	9,904
AU Optronics Corp.	143,000	56,821
Chailease Holding Co., Ltd.	11,220	35,390
Chin-Poon Industrial Co., Ltd.	7,000	8,239
China Airlines Ltd.	56,000	20,033
China Metal Products	8,000	10,087
China Motor Corp. (i)	10,000	7,897
Chunghwa Telecom Co., Ltd.	52,000	189,861
E Ink Holdings, Inc.	56,000	55,314
Elite Material Co., Ltd.	11,000	23,529
Farglory Land Development Co., Ltd.	18,000	20,219
First Financial Holding Co., Ltd.	159,161	103,691
Formosa Petrochemical Corp.	33,000	117,101
Formosa Plastics Corp.	9,000	29,583
General Interface Solution Holding Ltd.	11,000	32,233
Getac Technology Corp.	18,000	23,482
Grand Pacific Petrochemical	84,000	59,858
Hon Hai Precision Industry Co., Ltd.	93,400	214,954
Huaku Development Co., Ltd.	16,000	35,451
King Yuan Electronics Co., Ltd.	28,000	21,059
King’s Town Bank Co., Ltd.	40,000	37,524
LCY Chemical Corp.	24,000	41,192
Long Chen Paper Co., Ltd.	43,000	19,872
Nanya Technology Corp.	13,000	23,281
Pou Chen Corp.	99,000	104,871
Powertech Technology, Inc.	34,000	73,094
Qisda Corp.	63,000	40,263
Sercomm Corp.	11,000	22,859

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Sinbon Electronics Co., Ltd.	13,000	$35,019
Sitronix Technology Corp.	3,000	9,835
Syncmold Enterprise Corp.	10,500	21,940
Taiwan Business Bank	217,744	73,312
Taiwan Cooperative Financial Holding Co., Ltd.	64,890	37,278
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	7,724
TXC Corp.	15,000	15,834
United Integrated Services Co., Ltd.	16,000	46,710
United Renewable Energy Co., Ltd. (i)	8,340	2,126
Wistron Corp.	38,086	23,558
Wistron NeWeb Corp.	5,250	13,661
WT Microelectronics Co., Ltd.	6,707	8,464
Yageo Corp.	2,511	26,008
Yuanta Financial Holding Co., Ltd.	317,000	159,365

		1,976,331

Thailand—0.6%
Bangchak Corp. PCL (e)(f)	56,500	55,072
Bangkok Bank PCL	9,000	57,285
Banpu PCL (e)(f)	161,400	73,448
Electricity Generating PCL (e)(f)	23,000	175,293
Intouch Holdings PCL (e)(f)	25,300	37,103
Kiatnakin Bank PCL (e)(f)	94,800	193,060
PTT Global Chemical PCL (e)(f)	47,100	103,201
PTT PCL (e)(f)	128,800	181,644
Siam Cement PCL (e)(f)	12,300	164,776
Sri Trang Agro-Industry PCL (e)(f)	8,200	3,555
Thai Oil PCL (e)(f)	3,600	7,317
Thanachart Capital PCL (e)(f)	43,800	66,970
Tisco Financial Group PCL (e)(f)	44,000	105,833

		1,224,557

Turkey—0.3%
Akbank T.A.S.	56,083	72,351
Dogus Otomotiv Servis ve Ticaret AS	909	745
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	83,530	23,599
Eregli Demir ve Celik Fabrikalari TAS	25,934	35,259
Soda Sanayii AS	106,116	142,369
TAV Havalimanlari Holding AS	10,694	48,294
Tekfen Holding AS	16,616	64,901
Tofas Turk Otomobil Fabrikasi AS	15,853	50,603
Tupras Turkiye Petrol Rafinerileri AS	58	1,278
Turkiye Halk Bankasi AS	32,412	42,831
Turkiye Vakiflar Bankasi Tao	39,830	29,248
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (i)	10,405	8,794

		520,272

United Kingdom—2.7%
3i Group PLC	8,560	84,463
Anglo American PLC	12,270	274,365
Aviva PLC	28,816	137,913
Bellway PLC	2,026	65,003
Berkeley Group Holdings PLC	1,337	59,300
Biffa PLC (b)	16,942	42,282
BP PLC	69,829	441,437
British American Tobacco PLC	7,322	232,979
British American Tobacco PLC ADR	4,557	145,186
BT Group PLC	46,773	142,218
Burford Capital Ltd.	2,224	46,917
Carnival PLC	3,000	144,065
Central Asia Metals PLC	8,818	24,446

	Shares	Value*

Compass Group PLC	6,089	$128,142
Costain Group PLC	6,064	24,386
CYBG PLC	1,098	2,536
easyJet PLC	3,319	46,767
EI Group PLC (i)	37,830	87,564
Equiniti Group PLC (b)	9,227	25,496
Ferrexpo PLC	9,554	23,703
Firstgroup PLC (i)	69,732	74,150
Gamma Communications PLC	2,555	23,722
HSBC Holdings PLC	35,404	292,074
J Sainsbury PLC	28,329	95,766
Johnson Service Group PLC	5,867	8,764
JPJ Group PLC (i)	7,484	60,904
Keller Group PLC	10,963	69,082
Legal & General Group PLC	52,714	155,315
Lloyds Banking Group PLC	334,787	220,685
Micro Focus International PLC	162	2,838
Morgan Sindall Group PLC	3,892	52,286
National Express Group PLC	29,915	142,605
Nomad Foods Ltd. (i)	2,497	41,750
Plus500 Ltd.	2,720	47,496
Primary Health Properties PLC REIT	4,727	6,684
Reach PLC	3,803	3,199
Renewables Infrastructure Group Ltd.	27,255	39,324
Rio Tinto PLC	6,110	292,623
Robert Walters PLC	2,852	19,993
Royal Dutch Shell PLC, Class A	5,466	161,110
Royal Dutch Shell PLC, Class A	16,913	497,797
Royal Dutch Shell PLC, Class B	18,364	549,037
Safestore Holdings PLC REIT	5,621	36,288
Schroders PLC	1,204	31,716
SIG PLC	20,896	29,195
Softcat PLC	4,246	31,864
Stock Spirits Group PLC	11,397	30,215
Taylor Wimpey PLC	38,774	67,422
TUI AG	7,356	105,726
Watkin Jones PLC	15,706	41,139

		5,409,937

United States—27.0%
3M Co.	451	85,934
Aaron’s, Inc.	1,421	59,753
Abbott Laboratories	6,245	451,701
AbbVie, Inc.	6,677	615,553
Accenture PLC, Class A	654	92,221
ACCO Brands Corp.	5,102	34,592
Activision Blizzard, Inc.	1,520	70,786
Adobe, Inc. (i)	1,180	266,963
Advanced Energy Industries, Inc. (i)	1,225	52,589
Aflac, Inc.	7,011	319,421
AG Mortgage Investment Trust, Inc. REIT	6,861	109,296
Agilent Technologies, Inc.	3,775	254,661
AGNC Investment Corp. REIT	9,732	170,699
Air Lease Corp.	2,180	65,858
Alaska Air Group, Inc.	1,211	73,689
Alcoa Corp. (i)	2,520	66,982
Align Technology, Inc. (i)	1,140	238,750
Allison Transmission Holdings, Inc.	3,130	137,438
Allstate Corp.	2,246	185,587
Ally Financial, Inc.	3,701	83,865
Alphabet, Inc., Class A (i)	347	362,601

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Alphabet, Inc., Class C (i)	337	$349,001
Altria Group, Inc.	7,756	383,069
Amazon.com, Inc. (i)	605	908,692
Amdocs Ltd.	1,479	86,640
Ameren Corp.	1,152	75,145
American Electric Power Co., Inc.	943	70,480
American Equity Investment Life Holding Co.	2,733	76,360
American Financial Group, Inc.	388	35,126
Ameriprise Financial, Inc.	986	102,909
AmerisourceBergen Corp.	2,098	156,091
Amgen, Inc.	1,869	363,838
Annaly Capital Management, Inc. REIT	32,627	320,397
Antero Resources Corp. (i)	4,279	40,180
Anthem, Inc.	1,713	449,885
Anworth Mortgage Asset Corp. REIT	7,680	31,027
Apollo Commercial Real Estate Finance, Inc. REIT	1,868	31,121
Apollo Investment Corp.	302	3,745
Apple, Inc.	10,389	1,638,761
Applied Materials, Inc.	4,290	140,455
Archer-Daniels-Midland Co.	3,502	143,477
Ares Commercial Real Estate Corp. REIT	1,466	19,117
ARMOUR Residential REIT, Inc.	1,081	22,161
Arrow Electronics, Inc. (i)	1,049	72,329
ASGN, Inc. (i)	64	3,488
AT&T, Inc.	31,115	888,022
Athene Holding Ltd., Class A (i)	4,084	162,666
Atmos Energy Corp.	494	45,804
Automatic Data Processing, Inc.	2,728	357,695
AutoZone, Inc. (i)	141	118,206
AvalonBay Communities, Inc. REIT	295	51,345
Avery Dennison Corp.	380	34,135
Bank of America Corp.	26,148	644,287
Bank of New York Mellon Corp.	3,768	177,360
Baxter International, Inc.	3,399	223,722
Becton Dickinson and Co.	983	221,490
Bemis Co., Inc.	10	459
Berkshire Hathaway, Inc., Class B (i)	84	17,151
Berry Global Group, Inc. (i)	1,229	58,414
Best Buy Co., Inc.	1,502	79,546
BGC Partners, Inc., Class A	7,546	39,013
Bio-Techne Corp.	691	100,002
BlackRock, Inc.	350	137,487
Blackstone Mortgage Trust, Inc., Class A REIT	1,021	32,529
Blucora, Inc. (i)	4,313	114,898
Boeing Co.	1,387	447,307
BorgWarner, Inc.	1,997	69,376
Bristol-Myers Squibb Co.	1,803	93,720
Brixmor Property Group, Inc. REIT	256	3,761
Broadcom, Inc.	1,010	256,823
Broadridge Financial Solutions, Inc.	943	90,764
Burlington Stores, Inc. (i)	149	24,238
Cambrex Corp. (i)	115	4,342
Camping World Holdings, Inc., Class A	1,996	22,894
Capitol Federal Financial, Inc.	2,232	28,503
Capstead Mortgage Corp. REIT	2,436	16,248
Caterpillar, Inc.	1,653	210,047
Celanese Corp.	810	72,876
Centene Corp. (i)	1,597	184,134
CenterPoint Energy, Inc.	7,702	217,427
Central Garden & Pet Co., Class A (i)	2,214	69,187

	Shares	Value*

Charles River Laboratories International, Inc. (i)	728	$82,395
Chatham Lodging Trust REIT	3,180	56,222
Chemours Co.	1,888	53,279
Chevron Corp.	4,453	484,442
Children’s Place, Inc.	894	80,540
Chimera Investment Corp. REIT	4,849	86,409
Chubb Ltd.	314	40,563
Cigna Corp. (i)	1,163	220,877
Cisco Systems, Inc.	15,397	667,152
Citigroup, Inc.	6,307	328,342
Citizens Financial Group, Inc.	3,823	113,658
Clorox Co.	587	90,480
CME Group, Inc.	479	90,109
CMS Energy Corp.	1,062	52,728
CNA Financial Corp.	777	34,305
Coca-Cola Co.	4,998	236,655
Cognizant Technology Solutions Corp., Class A	4,107	260,712
Cohu, Inc.	1,208	19,413
Colgate-Palmolive Co.	578	34,403
Comcast Corp., Class A	13,265	451,673
Conagra Brands, Inc.	1,739	37,145
CONSOL Energy, Inc. (i)	1,354	42,935
Consolidated Edison, Inc.	2,423	185,263
Constellation Brands, Inc., Class A	1,033	166,127
Cooper Cos., Inc.	639	162,625
Cooper-Standard Holdings, Inc. (i)	545	33,855
Copa Holdings S.A., Class A	310	24,400
Crawford & Co., Class A	6,758	60,146
Cummins, Inc.	672	89,806
CVS Health Corp.	9,131	598,263
Danaher Corp.	2,121	218,718
Darden Restaurants, Inc.	1,248	124,625
Deciphera Pharmaceuticals, Inc. (i)	808	16,960
Deere & Co.	1,382	206,153
Dell Technologies, Inc. Class C (i)	990	48,382
Delta Air Lines, Inc.	1,842	91,916
Dime Community Bancshares, Inc.	279	4,737
Dollar Tree, Inc. (i)	559	50,489
Dominion Energy, Inc.	60	4,288
Donegal Group, Inc., Class A	1,812	24,725
DowDuPont, Inc.	3,650	195,202
DR Horton, Inc.	2,356	81,659
DTE Energy Co.	482	53,165
Duke Energy Corp.	2,453	211,694
DXC Technology Co.	888	47,215
Dynex Capital, Inc. REIT	17,742	101,484
E*TRADE Financial Corp.	1,541	67,619
Eastman Chemical Co.	2,230	163,035
eBay, Inc. (i)	5,171	145,150
Edison International	2,581	146,523
Eli Lilly & Co.	370	42,816
Ennis, Inc.	938	18,057
Ensco PLC, Class A	782	2,784
Entergy Corp.	2,690	231,528
Enviva Partners L.P.	505	14,014
Equinix, Inc. REIT	7	2,468
Equity LifeStyle Properties, Inc. REIT	513	49,828
Essent Group Ltd. (i)	2,386	81,553
Essex Property Trust, Inc. REIT	268	65,716
Estee Lauder Cos., Inc., Class A	1,164	151,436
Everest Re Group Ltd.	374	81,442

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Evergy, Inc.	893	$50,696
Exelon Corp.	5,488	247,509
Exxon Mobil Corp.	8,401	572,864
Facebook, Inc., Class A (i)	5,348	701,069
Federal Agricultural Mortgage Corp., Class C	128	7,736
FedEx Corp.	1,340	216,182
Fidelity National Information Services, Inc.	1,301	133,418
First American Financial Corp.	1,114	49,729
First NBC Bank Holding Co. (i)	1,041	13
Ford Motor Co.	14,617	111,820
FTI Consulting, Inc. (i)	534	35,586
Gaming and Leisure Properties, Inc. REIT	1,181	38,158
Gap, Inc.	2,802	72,180
Garmin Ltd.	733	46,414
General Mills, Inc.	1,199	46,689
General Motors Co.	11,841	396,081
German American Bancorp, Inc.	67	1,861
Gilead Sciences, Inc.	300	18,765
Global Brass & Copper Holdings, Inc.	1,340	33,701
Goldman Sachs Group, Inc.	919	153,519
Granite Point Mortgage Trust, Inc. REIT	160	2,885
Hamilton Beach Brands Holding Co., Class A	2,937	68,902
Hartford Financial Services Group, Inc.	931	41,383
Hawkins, Inc.	820	33,579
Healthcare Services Group, Inc.	615	24,711
Hershey Co.	376	40,300
Hewlett Packard Enterprise Co.	10,717	141,572
Hill-Rom Holdings, Inc.	825	73,054
Home Depot, Inc.	4,718	810,647
Hooker Furniture Corp.	1,061	27,947
Horizon Pharma PLC (i)	462	9,027
HP, Inc.	14,399	294,604
Humana, Inc.	616	176,472
Huntington Ingalls Industries, Inc.	933	177,559
Illumina, Inc. (i)	630	188,956
Ingredion, Inc.	2,659	243,033
Insight Enterprises, Inc. (i)	12	489
Intel Corp.	16,801	788,471
Intuitive Surgical, Inc. (i)	1,239	593,382
Invesco Ltd.	257	4,302
Invesco Mortgage Capital, Inc. REIT	6,262	90,674
IQVIA Holdings, Inc. (i)	1,111	129,065
Jacobs Engineering Group, Inc.	1,127	65,884
Janus Henderson Group PLC	2,964	61,414
Jefferies Financial Group, Inc.	3,905	67,791
JetBlue Airways Corp. (i)	2,879	46,237
John B Sanfilippo & Son, Inc.	57	3,173
Johnson & Johnson	10,755	1,387,933
Jones Lang LaSalle, Inc.	661	83,683
JPMorgan Chase & Co.	8,823	861,301
Kansas City Southern	1,153	110,054
Kellogg Co.	315	17,958
Kimberly-Clark Corp.	724	82,493
Kohl’s Corp.	1,185	78,613
Korn/Ferry International	801	31,672
Laboratory Corp. of America Holdings (i)	2,036	257,269
Lam Research Corp.	1,659	225,906
Lamb Weston Holdings, Inc.	1,844	135,645
Las Vegas Sands Corp.	2,241	116,644
Lear Corp.	727	89,319
Legg Mason, Inc.	2,584	65,918

	Shares	Value*

Leidos Holdings, Inc.	1,817	$95,792
Lennar Corp., Class A	1,997	78,183
LHC Group, Inc. (i)	1,527	143,355
Lincoln National Corp.	2,047	105,032
Macy’s, Inc.	3,876	115,427
Magellan Health, Inc. (i)	870	49,494
Manhattan Associates, Inc. (i)	85	3,601
ManpowerGroup, Inc.	958	62,078
Marathon Petroleum Corp.	4,572	269,794
Marsh & McLennan Cos., Inc.	482	38,439
Marvell Technology Group Ltd.	180	2,914
Masimo Corp. (i)	867	93,090
Mastercard, Inc., Class A	2,672	504,073
MasterCraft Boat Holdings, Inc. (i)	2,622	49,031
Maxim Integrated Products, Inc.	1,447	73,580
McDonald’s Corp.	4,734	840,616
McKesson Corp.	1,722	190,229
MDC Holdings, Inc.	2,375	66,761
MedEquities Realty Trust, Inc. REIT	2,170	14,843
Mercer International, Inc.	4,271	44,589
Merck & Co., Inc.	7,409	566,122
Merit Medical Systems, Inc. (i)	1,530	85,389
Mettler-Toledo International, Inc. (i)	390	220,576
MFA Financial, Inc. REIT	5,882	39,292
Micron Technology, Inc. (i)	4,476	142,023
Microsoft Corp.	15,818	1,606,634
Mid-America Apartment Communities, Inc. REIT	371	35,505
MKS Instruments, Inc.	679	43,870
Mohawk Industries, Inc. (i)	327	38,246
Molson Coors Brewing Co., Class B	1,697	95,304
Mondelez International, Inc., Class A	5,725	229,172
Morgan Stanley	4,451	176,482
Morningstar, Inc.	74	8,128
Motorola Solutions, Inc.	346	39,804
New Residential Investment Corp. REIT	2,868	40,754
Newmark Group, Inc., Class A	3,500	28,070
Nexeo Solutions, Inc. (i)	10,834	93,064
NextEra Energy, Inc.	1,036	180,078
Northfield Bancorp, Inc.	664	8,997
Northrop Grumman Corp.	1,097	268,655
NVIDIA Corp.	1,546	206,391
NVR, Inc. (i)	12	29,244
ON Semiconductor Corp. (i)	4,404	72,710
Oracle Corp.	12,205	551,056
Orchid Island Capital, Inc. REIT	4,056	25,918
Oritani Financial Corp.	1,427	21,048
Orthofix Medical, Inc. (i)	956	50,180
Oshkosh Corp.	509	31,207
Owens Corning	1,694	74,502
PACCAR, Inc.	2,354	134,508
Park Hotels & Resorts, Inc. REIT	1,392	36,164
Parker-Hannifin Corp.	406	60,551
Paychex, Inc.	803	52,315
PBF Energy, Inc., Class A	1,227	40,086
Penn Virginia Corp. (i)	2,514	135,907
PepsiCo, Inc.	6,734	743,972
PerkinElmer, Inc.	539	42,338
Perspecta, Inc.	850	14,637
PetMed Express, Inc.	813	18,910
Pfizer, Inc.	16,529	721,491
Phibro Animal Health Corp., Class A	1,042	33,511

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Phillips 66	1,469	$126,554
Pinnacle West Capital Corp.	482	41,066
PNC Financial Services Group, Inc.	1,699	198,630
PPL Corp.	1,983	56,178
Principal Financial Group, Inc.	2,058	90,902
Procter & Gamble Co.	9,066	833,347
Progressive Corp.	4,266	257,368
Prudential Financial, Inc.	1,805	147,198
PVH Corp.	887	82,447
QCR Holdings, Inc.	406	13,029
Quest Diagnostics, Inc.	1,650	137,395
Raymond James Financial, Inc.	1,341	99,784
Ready Capital Corp. REIT	2,721	37,631
Regeneron Pharmaceuticals, Inc. (i)	448	167,328
Regions Financial Corp.	14,517	194,237
Reinsurance Group of America, Inc.	747	104,752
Reliance Steel & Aluminum Co.	554	39,428
Republic Services, Inc.	2,641	190,390
Royal Caribbean Cruises Ltd.	1,223	119,597
Rudolph Technologies, Inc. (i)	2,029	41,534
S&P Global, Inc.	332	56,420
Sanderson Farms, Inc.	792	78,638
Santander Consumer USA Holdings, Inc.	369	6,491
Schweitzer-Mauduit International, Inc.	1,649	41,307
Seaboard Corp.	15	53,070
SMART Global Holdings, Inc. (i)	1,023	30,383
Southern Co.	2,427	106,594
SP Plus Corp. (i)	812	23,986
Speedway Motorsports, Inc.	3,832	62,347
Spirit AeroSystems Holdings, Inc., Class A	1,453	104,747
Stanley Black & Decker, Inc.	1,197	143,329
State Street Corp.	1,763	111,192
Stoneridge, Inc. (i)	2,765	68,157
Stryker Corp.	1,635	256,286
SunTrust Banks, Inc.	1,148	57,905
Superior Industries International, Inc.	3,587	17,253
Sykes Enterprises, Inc. (i)	1,758	43,475
SYNNEX Corp.	333	26,920
Sysco Corp.	2,786	174,571
T-Mobile U.S., Inc. (i)	670	42,619
Target Corp.	7,239	478,426
Teleflex, Inc.	605	156,380
Tenneco, Inc. Class A	1,049	28,732
Teradyne, Inc.	827	25,951
Texas Instruments, Inc.	5,763	544,603
Thermo Fisher Scientific, Inc.	1,532	342,846
Thor Industries, Inc.	991	51,532
Toll Brothers, Inc.	2,023	66,617
Total System Services, Inc.	1,496	121,610
Tower International, Inc.	2,305	54,859
TransUnion	1,002	56,914
Travelers Cos., Inc.	842	100,829
Trinseo S.A.	1,428	65,374
Triton International Ltd.	1,282	39,832
Two Harbors Investment Corp. REIT	3,707	47,598
Tyson Foods, Inc., Class A	3,625	193,575
UnitedHealth Group, Inc.	4,254	1,059,756
Unum Group	5,817	170,903
Vail Resorts, Inc.	167	35,207
Valero Energy Corp.	2,947	220,937
Venator Materials PLC (i)	2,225	9,323

	Shares	Value*

Verizon Communications, Inc.	10,818	$608,188
Versum Materials, Inc.	1,038	28,773
Visa, Inc., Class A	1,804	238,020
Vishay Intertechnology, Inc.	3,818	68,762
Walmart, Inc.	6,474	603,053
Waste Management, Inc.	5,804	516,498
Waterstone Financial, Inc.	720	12,067
WEC Energy Group, Inc.	2,415	167,263
Weight Watchers International, Inc. (i)	995	38,357
Weis Markets, Inc.	969	46,299
WellCare Health Plans, Inc. (i)	270	63,744
Wells Fargo & Co.	3,409	157,087
Werner Enterprises, Inc.	1,726	50,986
Western Asset Mortgage Capital Corp. REIT	4,189	34,936
Western Digital Corp.	1,276	47,174
Windstream Holdings, Inc. (i)	294	614
Wynn Resorts Ltd.	579	57,269
Xcel Energy, Inc.	3,423	168,651
Xenia Hotels & Resorts, Inc. REIT	2,025	34,830
Xerox Corp.	2,807	55,466
Xylem, Inc.	642	42,834
Zebra Technologies Corp., Class A (i)	196	31,209
Zoetis, Inc.	2,000	171,080

		54,435,706

Total Common Stock (cost—$110,800,135)		111,257,650

	Principal Amount (000s)

CORPORATE BONDS & NOTES—15.2%

Australia—0.1%
Westpac Banking Corp.,
2.80%, 1/11/22	$100	98,175
3.40%, 1/25/28	150	144,424

		242,599

Canada—1.8%
Bank of Montreal,
1.90%, 8/27/21	400	387,497
2.10%, 6/15/20	350	345,388
Bank of Nova Scotia,
1.85%, 4/14/20	1,000	987,806
1.875%, 4/26/21	98	95,655
2.15%, 7/14/20	350	345,193
Nutrien Ltd.,
4.00%, 12/15/26	100	97,121
Royal Bank of Canada,
1.875%, 2/5/20	39	38,590
2.125%, 3/2/20	300	296,975
2.30%, 3/22/21	300	296,130
3.35%, 10/22/21 (a)(b)	200	202,546
Toronto-Dominion Bank,
1.80%, 7/13/21	400	387,281
2.25%, 3/15/21 (a)(b)	200	197,526

		3,677,708

China—0.2%
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	305,148

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

State Grid Overseas Investment 2016 Ltd. (a)(b),
3.75%, 5/2/23	$200	$201,808

		506,956

France—0.3%
Dexia Credit Local S.A. (a)(b),
3.25%, 9/26/23	250	253,549
Orange S.A.,
1.625%, 11/3/19	350	345,568

		599,117

Germany—1.4%
Bayer U.S. Finance II LLC (a)(b),
3.50%, 6/25/21	350	347,498
BMW U.S. Capital LLC (a)(b),
3.45%, 4/12/23	150	148,898
Deutsche Bank AG,
2.85%, 5/10/19	350	348,476
Deutsche Telekom International Finance BV (a)(b),
4.75%, 6/21/38	150	143,774
KFW,
1.25%, 9/30/19	400	396,899
1.50%, 4/20/20	550	541,931
2.75%, 7/15/20	300	300,455
Landwirtschaftliche Rentenbank,
2.50%, 11/15/27, Ser. 37	200	194,603
3.125%, 11/14/23	300	305,993

		2,728,527

Kazakhstan—0.1%
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/24/25	200	198,750

Korea (Republic of)—0.2%
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	350	329,999

Netherlands—0.4%
BNG Bank NV (a)(b),
3.125%, 11/8/21	200	202,393
ING Groep NV,
4.10%, 10/2/23	200	200,365
Shell International Finance BV,
2.125%, 5/11/20	350	346,602

		749,360

Norway—0.1%
Equinor ASA,
2.65%, 1/15/24	200	193,668

Switzerland—0.2%
Novartis Capital Corp.,
1.80%, 2/14/20	300	296,848
Tyco Electronics Group S.A.,
3.45%, 8/1/24	200	196,298

		493,146

United Kingdom—0.9%
Barclays PLC,
2.75%, 11/8/19	350	346,785
4.375%, 1/12/26	200	191,064
4.95%, 1/10/47	200	178,503

	Principal Amount (000s)	Value*

BP Capital Markets PLC,
2.315%, 2/13/20	$300	$297,527
Diageo Capital PLC,
3.00%, 5/18/20	200	200,267
Lloyds Banking Group PLC,
4.05%, 8/16/23	200	197,435
Unilever Capital Corp.,
1.80%, 5/5/20	350	344,523

		1,756,104

United States—9.5%
Abbott Laboratories,
4.90%, 11/30/46	200	210,560
Allstate Corp.,
3.28%, 12/15/26	400	390,579
American Honda Finance Corp.,
2.00%, 2/14/20	300	296,573
2.60%, 11/16/22	100	97,240
Apple, Inc.,
1.90%, 2/7/20	350	347,202
3.85%, 8/4/46	200	188,925
Bank of America Corp.,
4.00%, 4/1/24	200	201,267
5.625%, 7/1/20	300	310,258
Bank of New York Mellon Corp.,
2.60%, 2/7/22	300	294,332
Cargill, Inc. (a)(b),
3.05%, 4/19/21	200	199,379
3.25%, 3/1/23	50	49,832
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	350	346,690
3.15%, 9/7/21	100	100,234
3.45%, 5/15/23	150	151,103
CBS Corp.,
3.70%, 6/1/28	250	232,574
Citigroup, Inc.,
2.45%, 1/10/20	500	495,776
8.125%, 7/15/39	250	348,197
CNH Industrial Capital LLC,
4.875%, 4/1/21	350	356,020
Colgate-Palmolive Co.,
3.70%, 8/1/47	100	95,322
Comcast Corp.,
2.75%, 3/1/23	200	194,994
Commonwealth Edison Co.,
2.55%, 6/15/26	200	187,400
Consolidated Edison Co. of New York, Inc.,
4.50%, 5/15/58	50	48,557
CRH America Finance, Inc. (a)(b),
3.95%, 4/4/28	200	190,735
CSX Corp.,
2.60%, 11/1/26	50	45,370
CVS Health Corp.,
4.10%, 3/25/25	100	99,168
Discovery Communications LLC,
3.80%, 3/13/24	200	196,281
Dow Chemical Co.,
7.375%, 11/1/29	400	487,664
Duke Energy Carolinas LLC,
2.50%, 3/15/23	100	96,784
Ecolab, Inc.,
2.375%, 8/10/22	100	96,435

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	$50	$48,625
FedEx Corp.,
3.40%, 2/15/28	50	47,236
4.10%, 4/15/43	300	260,215
Fifth Third Bancorp,
2.60%, 6/15/22	350	340,997
Florida Power & Light Co.,
3.70%, 12/1/47	100	93,605
Ford Motor Co.,
5.291%, 12/8/46	150	123,567
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	350	344,288
General Dynamics Corp.,
3.375%, 5/15/23	100	100,640
General Electric Co.,
5.50%, 1/8/20	300	303,639
General Mills, Inc.,
2.60%, 10/12/22	100	96,202
General Motors Co.,
5.15%, 4/1/38	150	128,423
General Motors Financial Co., Inc.,
2.65%, 4/13/20	350	344,646
4.35%, 4/9/25	100	95,473
Goldman Sachs Group, Inc.,
2.55%, 10/23/19	400	397,838
6.00%, 6/15/20, Ser. D	300	310,657
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	150	149,318
Home Depot, Inc.,
2.00%, 4/1/21	200	195,861
International Business Machines Corp.,
1.90%, 1/27/20	350	346,154
International Paper Co.,
4.35%, 8/15/48	100	84,544
John Deere Capital Corp.,
1.95%, 6/22/20	250	246,642
3.05%, 1/6/28	150	143,520
Johnson & Johnson,
1.95%, 11/10/20	100	98,430
JPMorgan Chase & Co.,
3.625%, 5/13/24	400	397,460
4.40%, 7/22/20	300	305,571
Kellogg Co.,
3.25%, 5/14/21	150	148,649
3.40%, 11/15/27	100	92,141
Keurig Dr. Pepper, Inc.,
4.42%, 12/15/46	250	220,463
Kraft Heinz Foods Co.,
4.00%, 6/15/23	100	99,678
5.375%, 2/10/20	350	357,672
Kroger Co.,
4.65%, 1/15/48	150	135,655
Merck & Co., Inc.,
1.85%, 2/10/20	350	346,967
MetLife, Inc.,
5.70%, 6/15/35	100	113,981
Morgan Stanley,
2.50%, 4/21/21	400	391,870

	Principal Amount (000s)	Value*

2.80%, 6/16/20	$350	$347,591
3.625%, 1/20/27	200	190,394
4.375%, 1/22/47	50	47,828
Nestle Holdings, Inc. (a)(b),
3.50%, 9/24/25	150	151,568
Northrop Grumman Corp.,
2.08%, 10/15/20	350	343,369
Nucor Corp.,
4.40%, 5/1/48	50	48,024
Oracle Corp.,
2.625%, 2/15/23	350	341,250
3.85%, 7/15/36	200	189,615
PACCAR Financial Corp.,
2.30%, 8/10/22	50	48,339
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	227,250
Pfizer, Inc.,
3.60%, 9/15/28	100	100,503
Philip Morris International, Inc.,
2.00%, 2/21/20	300	296,324
2.375%, 8/17/22	100	96,172
Phillips 66,
4.875%, 11/15/44	150	147,009
PPL Electric Utilities Corp.,
4.15%, 6/15/48	50	49,998
Procter & Gamble Co.,
1.90%, 10/23/20	100	98,511
State Street Corp.,
2.55%, 8/18/20	350	346,760
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	100	92,914
Toyota Motor Credit Corp.,
1.90%, 4/8/21	200	195,421
1.95%, 4/17/20	350	346,124
United Parcel Service, Inc.,
2.05%, 4/1/21	350	343,320
United Technologies Corp.,
1.90%, 5/4/20	350	343,528
3.35%, 8/16/21	100	99,811
Verizon Communications, Inc.,
4.125%, 8/15/46	200	176,024
Walmart, Inc.,
3.125%, 6/23/21	350	352,574
Walt Disney Co.,
2.30%, 2/12/21	250	246,825
Wells Fargo Bank N.A.,
2.15%, 12/6/19	500	496,231
3.625%, 10/22/21	250	252,023

		19,281,378

Total Corporate Bonds & Notes (cost—$31,620,731)		30,757,312

EXCHANGE-TRADED FUNDS—13.6%

iShares Convertible Bond	113,100	5,940,012
iShares Morningstar Small-Cap Growth	17,000	2,830,051
Schwab U.S. TIPS	110,000	5,857,500
SPDR Bloomberg Barclays Convertible Securities	274,600	12,848,534

Total Exchange-Traded Funds (cost—$28,893,895)		27,476,097

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES (c)—7.4%

Fannie Mae, MBS,TBA,
2.50%, 1/17/34, 15 Year	$470	$459,054
3.00%, 1/17/34, 15 Year	450	449,069
3.00%, 1/17/34, 30 Year	1,310	1,278,418
3.50%, 1/17/34, 15 Year	200	202,455
3.50%, 1/14/49, 30 Year	1,710	1,710,371
4.00%, 1/17/34, 15 Year	120	122,799
4.00%, 1/14/49, 30 Year	1,340	1,366,514
4.50%, 1/14/49, 30 Year	540	559,519
5.00%, 1/14/49, 30 Year	280	293,424
Freddie Mac, MBS, TBA,
2.50%, 1/17/34, 15 Year	350	341,431
3.00%, 1/17/34, 15 Year	310	308,853
3.00%, 1/14/49, 30 Year	890	867,528
3.50%, 1/17/34, 15 Year	140	141,706
3.50%, 1/14/49, 30 Year	1,120	1,119,735
4.00%, 1/17/34, 15 Year	50	51,161
4.00%, 1/14/49, 30 Year	790	805,411
4.50%, 1/14/49, 30 Year	330	341,736
5.00%, 1/14/49, 30 Year	150	157,045
Ginnie Mae, MBS, TBA, 30 Year,
3.00%, 1/23/49	1,180	1,161,104
3.50%, 1/23/49	1,630	1,641,243
4.00%, 1/23/49	840	860,283
4.50%, 1/23/49	490	507,116
5.00%, 1/23/49	210	218,503

Total U.S. Government Agency Securities (cost—$14,790,241)		14,964,478

U.S. TREASURY OBLIGATIONS—6.1%

U.S. Treasury Bonds,
2.25%, 8/15/46	380	325,019
2.75%, 11/15/47	180	170,508
3.125%, 2/15/43	1,256	1,282,199
4.375%, 5/15/41	991	1,220,401
4.50%, 2/15/36	430	530,748
5.25%, 2/15/29	110	134,561
6.875%, 8/15/25	975	1,228,119
U.S. Treasury Notes,
1.125%, 9/30/21	500	482,500
1.375%, 9/30/23	2,400	2,279,437
1.50%, 8/15/26	250	230,605
2.125%, 1/31/21	1,350	1,340,086
2.125%, 9/30/24	600	586,453
2.25%, 11/15/27	300	289,969
2.75%, 8/15/21	1,450	1,460,082
2.75%, 4/30/23	100	101,047
2.875%, 5/15/28	550	558,766

Total U.S. Treasury Obligations (cost—$12,270,498)		12,220,500

SOVEREIGN DEBT OBLIGATIONS—4.3%

Argentina—0.2%
Argentine Republic Government International Bond,
4.625%, 1/11/23	150	119,344
6.25%, 4/22/19	300	302,719

		422,063

	Principal Amount (000s)	Value*

Canada—0.2%
Export Development Canada,
2.50%, 1/24/23	$200	$198,824
Province of Quebec Canada,
2.875%, 10/16/24	200	199,791

		398,615

Chile—0.1%
Chile Government International Bond,
3.86%, 6/21/47	200	187,363

Croatia—0.2%
Croatia Government International Bond,
6.75%, 11/5/19	300	307,913

Finland—0.2%
Nordic Investment Bank,
1.25%, 8/2/21	500	483,202

Germany—0.2%
FMS Wertmanagement AoeR,
1.75%, 1/24/20	500	495,398

Indonesia—0.2%
Indonesia Government International Bond,
11.625%, 3/4/19	300	305,069

Japan—0.2%
Japan Bank for International Cooperation,
1.50%, 7/21/21	300	290,589
2.125%, 7/21/20	200	197,994

		488,583

Korea (Republic of)—0.5%
Export-Import Bank of Korea,
1.75%, 5/26/19	500	498,039
2.50%, 11/1/20	200	198,023
3.625%, 11/27/23	200	200,516
Korea Development Bank,
3.00%, 1/13/26	100	96,023

		992,601

Latvia—0.3%
Latvia Government International Bond,
2.75%, 1/12/20	500	497,525

Mexico—0.1%
Mexico Government International Bond,
4.60%, 2/10/48	200	178,227

Norway—0.1%
Kommunalbanken AS (a)(b),
3.125%, 10/18/21	240	242,996

Panama—0.1%
Panama Government International Bond,
7.125%, 1/29/26	150	177,120

Poland—0.3%
Poland Government International Bond,
6.375%, 7/15/19	500	510,794

Sri Lanka—0.1%
Sri Lanka Government International Bond (a)(b),
5.75%, 4/18/23	200	185,080

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Supranational—0.4%
Corp. Andina de Fomento,
2.20%, 7/18/20	$350	$344,851
Council of Europe Development Bank,
1.625%, 3/16/21	500	489,858

		834,709

Sweden—0.6%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	350	349,712
Svensk Exportkredit AB,
1.75%, 5/18/20	350	345,829
2.875%, 5/22/21	350	351,501
3.125%, 11/8/21	200	202,393

		1,249,435

United States—0.3%
Inter-American Development Bank,
3.20%, 8/7/42	180	177,680
International Finance Corp.,
1.75%, 9/16/19	500	497,064

		674,744

Uruguay—0.0%
Uruguay Government International Bond,
4.975%, 4/20/55	50	47,750

Total Sovereign Debt Obligations (cost—$8,842,460)		8,679,187

	Shares

MUTUAL FUNDS—1.5%
AllianzGI International Growth (g)(h) (cost—$3,619,006)	195,551	2,995,848

PREFERRED STOCK—0.3%

Brazil—0.0%
Cia Paranaense de Energia	4,300	33,839

Colombia—0.0%
Avianca Holdings S.A.	35,036	17,909
Banco Davivienda S.A.	6,393	60,869
Grupo Aval Acciones y Valores S.A.	9,215	2,835

		81,613

Germany—0.1%
Henkel AG & Co. KGaA	1,049	114,581

Korea (Republic of)—0.2%
Samsung Electronics Co., Ltd.	13,200	377,172

Total Preferred Stock (cost—$609,198)		607,205

RIGHTS—0.0%

Spain—0.0%
Repsol S.A.,expires 1/14/19 (i) (cost—$7,709)	16,513	7,568

	Principal Amount (000s)	Value*

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $3,034,084; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $3,095,263 including accrued interest (cost—$3,034,000)	$3,034	$3,034,000

Total Investments (cost—$214,487,873) (d)—105.0%		211,999,845

Liabilities in excess of other assets (j)—(5.0)%		(10,077,249)

Net Assets—100.0%		$201,922,596

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,745,361, representing 1.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,989,507, representing 2.5% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2018.
(d)	Securities with an aggregate value of $48,690,580, representing 24.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(e)	Fair-Valued—Securities with an aggregate value of $1,171,622, representing 0.6% of net assets.
(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Institutional Class share.
(i)	Non-income producing.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

(j)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Ultra 10-Year U.S. Treasury Bond	55	3/20/19	$5,500	$7,154	$81,541
U.S. Treasury Bond	66	3/20/19	6,600	10,604	290,373
XAE Energy	121	3/15/19	12	6,967	(409,252)

					$(37,338)

Short position contracts:
2-Year U.S. Treasury Note	(40)	3/29/19	$(8,000)	$(8,493)	$(54,442)
5-Year U.S. Treasury Note	(220)	3/29/19	(22,000)	(25,231)	(192,878)
E-mini S&P 500 Index	(258)	3/15/19	(13)	(32,317)	(386,968)
Mini MSCI Emerging Markets Index	(280)	3/15/19	(14)	(13,535)	141,829
MSCI EAFE Index	(190)	3/15/19	(10)	(16,302)	26,779
U.S. Dollar Index	(71)	3/18/19	(71)	(6,797)	21,855

					$(443,825)

					$(481,163)

(k)

At December 31, 2018, the Fund pledged $4,219,538 in cash as collateral for futures contracts. The Fund also held U.S. Treasury Obligations valued at $108,839 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Exchange-Traded Funds	13.6%
Banks	9.2%
U.S. Government Agency Securities	7.4%
U.S. Treasury Obligations	6.1%
Sovereign Debt Obligations	4.3%
Oil, Gas & Consumable Fuels	3.8%
Pharmaceuticals	3.1%
Insurance	2.9%
Banking	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Healthcare Providers & Services	2.1%
Diversified Telecommunication Services	1.9%
Electric Utilities	1.8%
Semiconductors & Semiconductor Equipment	1.7%
IT Services	1.6%
Healthcare Equipment & Supplies	1.5%
Software	1.5%
Mutual Funds	1.5%
Auto Manufacturers	1.3%
Chemicals	1.3%
Food Products	1.3%
Automobiles	1.2%
Hotels, Restaurants & Leisure	1.2%
Metals & Mining	1.2%
Interactive Media & Services	1.1%
Trading Companies & Distributors	1.1%
Capital Markets	1.0%
Machinery	1.0%
Media	1.0%
Food & Staples Retailing	1.0%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Auto Components	0.8%
Airlines	0.8%
Household Durables	0.8%
Specialty Retail	0.7%
Food & Beverage	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Internet & Direct Marketing Retail	0.7%
Life Sciences Tools & Services	0.7%
Beverages	0.7%
Real Estate Management & Development	0.7%
Household Products	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Electronic Equipment, Instruments & Components	0.6%
Biotechnology	0.6%
Wireless Telecommunication Services	0.6%
Commercial Services & Supplies	0.5%
Tobacco	0.5%
Multi-Utilities	0.5%
Multi-Line Retail	0.5%
Industrial Conglomerates	0.5%
Communications Equipment	0.5%
Paper & Forest Products	0.4%
Machinery-Diversified	0.4%
Transportation	0.3%
Telecommunications	0.3%
Machinery-Construction & Mining	0.3%

Retail	0.3%
Agriculture	0.3%
Road & Rail	0.3%
Consumer Products	0.3%
Diversified Financial Services	0.3%
Textiles, Apparel & Luxury Goods	0.2%
Transportation Infrastructure	0.2%
Independent Power Producers & Energy Traders	0.2%
Air Freight & Logistics	0.2%
Personal Products	0.2%
Electrical Equipment	0.2%
Miscellaneous Manufacturing	0.2%
Healthcare-Products	0.2%
Construction Materials	0.2%
Professional Services	0.1%
Thrifts & Mortgage Finance	0.1%
Leisure Equipment & Products	0.1%
Electronics	0.1%
Containers & Packaging	0.1%
Building Materials	0.1%
Computers	0.1%
Entertainment	0.1%
Building Products	0.1%
Gas Utilities	0.1%
Water Utilities	0.1%
Consumer Finance	0.1%
Repurchase Agreements	1.5%
Liabilities in excess of other assets	(5.0)%

100.0%

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—91.7%

Australia—0.6%
Nufarm Australia Ltd. (a)(b),
5.75%, 4/30/26	$150	$137,475

Brazil—3.9%
Banco do Brasil S.A., (converts to FRN on 4/15/24) (a)(b)(c)(e),
6.25%, 4/15/24	200	172,250
Petrobras Global Finance BV,
4.375%, 5/20/23	250	238,967
4.75%, 1/14/25	€100	119,632
5.299%, 1/27/25	$50	47,875
5.999%, 1/27/28	100	94,401
Vale S.A.,
3.75%, 1/10/23	€150	187,743

		860,868

Canada—4.3%
Cott Holdings, Inc. (a)(b),
5.50%, 4/1/25	$250	236,563
Northwest Acquisitions ULC (a)(b),
7.125%, 11/1/22	100	99,103
Precision Drilling Corp.,
7.75%, 12/15/23	100	92,625
Ritchie Bros Auctioneers, Inc. (a)(b),
5.375%, 1/15/25	150	146,250
Rockpoint Gas Storage Canada Ltd. (a)(b),
7.00%, 3/31/23	150	141,750
Superior Plus L.P. (a)(b),
7.00%, 7/15/26	150	145,500
Teck Resources Ltd. (a)(b),
8.50%, 6/1/24	80	85,900

		947,691

Chile—1.0%
VTR Finance BV,
6.875%, 1/15/24	224	224,840

Colombia—0.9%
Millicom International Cellular S.A.,
6.00%, 3/15/25	200	197,540

France—2.8%
Altice France S.A.,
5.625%, 5/15/24	€100	115,631
7.375%, 5/1/26 (a)(b)	$200	184,000
BNP Paribas S.A., (converts to FRN on 3/30/21) (a)(b)(c)(e),
7.625%, 3/30/21	200	203,535
Paprec Holding S.A. (a)(b),
4.00%, 3/31/25	€100	97,723

		600,889

Germany—1.5%
Blitz F18-674 GmbH (a)(b),
6.00%, 7/30/26	100	108,964
DEMIRE Deutsche Mittelstand Real Estate AG,
2.875%, 7/15/22	200	223,593

		332,557

Indonesia—0.8%
Listrindo Capital BV,
4.95%, 9/14/26	$200	178,300

	Principal Amount (000s)	Value*

Ireland—1.5%
Ardagh Packaging Finance PLC,
4.625%, 5/15/23	$200	$189,958
Virgin Media Receivables Financing Notes II DAC,
5.75%, 4/15/23	£100	126,988

		316,946

Israel—1.7%
Teva Pharmaceutical Finance Netherlands II BV,
3.25%, 4/15/22	€100	$115,506
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	$300	258,625

		374,131

Italy—1.4%
Assicurazioni Generali SpA, (converts to FRN on 6/8/28) (e),
5.00%, 6/8/48	€100	116,532
Intesa Sanpaolo SpA,
6.625%, 9/13/23	150	195,450

		311,982

Luxembourg—1.5%
Altice Luxembourg S.A.,
6.25%, 2/15/25	100	91,292
Arena Luxembourg Finance Sarl,
2.875%, 11/1/24	200	227,665

		318,957

Mexico—0.9%
Grupo Cementos de Chihuahua S.A.B. De C.V.,
5.25%, 6/23/24	$200	191,752

Netherlands—4.6%
de Volksbank NV, (converts to FRN on 11/5/20) (e),
3.75%, 11/5/25	€100	120,116
Eagle Intermediate Global Holding BV,
5.375%, 5/1/23	100	105,825
InterXion Holding NV (a)(b),
4.75%, 6/15/25	200	235,126
IPD 3 BV (a)(b),
4.50%, 7/15/22	100	113,334
Selecta Group BV, 3 mo. EURIBOR + 5.375% (e),
5.375%, 2/1/24	100	109,681
Starfruit Finco BV,
6.50%, 10/1/26	100	106,101
Sunshine Mid BV (a)(b),
6.50%, 5/15/26	100	106,189
United Group BV (a)(b),
4.875%, 7/1/24	100	113,151

		1,009,523

Norway—0.7%
Aker BP ASA (a)(b),
5.875%, 3/31/25	$150	150,375

Portugal—1.2%
Caixa Geral de Depositos S.A., (converts to FRN on 3/30/22) (c)(e),
10.75%, 12/31/99	€200	250,702

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Spain—0.8%
Grifols S.A. (a)(b),
3.20%, 5/1/25	€150	$169,231

United Arab Emirates—0.4%
Shelf Drilling Holdings Ltd. (a)(b),
8.25%, 2/15/25	$100	85,875

United Kingdom—3.8%
Aston Martin Capital Holdings Ltd.,
5.75%, 4/15/22	£100	124,386
CPUK Finance Ltd. (a)(b),
4.875%, 8/28/25	100	120,365
Iceland Bondco PLC,
4.625%, 3/15/25	100	108,678
Miller Homes Group Holdings PLC,
5.50%, 10/15/24	100	116,636
Phoenix Group Holdings PLC,
4.125%, 7/20/22	100	126,275
Pinewood Finance Co., Ltd.,
3.75%, 12/1/23	100	125,344
TVL Finance PLC,
8.50%, 5/15/23	80	105,148

		826,832

United States—57.4%
AES Corp.,
6.00%, 5/15/26	$200	204,000
Agiliti Health, Inc.,
7.625%, 8/15/20	100	99,375
American Axle & Manufacturing, Inc.,
6.25%, 3/15/26	50	45,125
Ball Corp.,
4.875%, 3/15/26	100	97,750
Belden, Inc.,
3.375%, 7/15/27	€150	156,738
Boyne USA, Inc. (a)(b),
7.25%, 5/1/25	$100	103,750
BWX Technologies, Inc. (a)(b),
5.375%, 7/15/26	100	96,720
California Resources Corp. (a)(b),
8.00%, 12/15/22	100	68,000
Catalent Pharma Solutions, Inc.,
4.75%, 12/15/24	€170	196,005
CCO Holdings LLC (a)(b),
5.375%, 5/1/25	$100	96,125
5.75%, 2/15/26	100	98,250
Centene Corp.,
6.125%, 2/15/24	150	153,937
CenturyLink, Inc.,
6.45%, 6/15/21, Ser. S	50	50,063
7.50%, 4/1/24, Ser. Y	100	97,500
Cheniere Corpus Christi Holdings LLC,
5.875%, 3/31/25	100	99,750
Clearway Energy Operating LLC (a)(b),
5.75%, 10/15/25	150	143,812
CNX Midstream Partners L.P. (a)(b),
6.50%, 3/15/26	100	95,500
Commercial Metals Co.,
4.875%, 5/15/23	100	95,000
5.375%, 7/15/27	100	89,750
Covanta Holding Corp.,
5.875%, 7/1/25	150	138,562
Crown European Holdings S.A.,
3.375%, 5/15/25	€200	231,123
CSC Holdings LLC (a)(b),
10.875%, 10/15/25	$250	281,355

	Principal Amount (000s)	Value*

CyrusOne L.P.,
5.00%, 3/15/24	$100	$98,688
5.375%, 3/15/27	100	97,958
DCP Midstream Operating L.P. (a)(b),
6.75%, 9/15/37	50	49,500
Denbury Resources, Inc. (a)(b),
9.25%, 3/31/22	100	92,750
DISH DBS Corp.,
7.75%, 7/1/26	100	83,000
Dole Food Co., Inc. (a)(b),
7.25%, 6/15/25	100	93,500
Eldorado Resorts, Inc.,
6.00%, 4/1/25	250	242,410
Encompass Health Corp.,
5.125%, 3/15/23	150	147,750
Energizer Gamma Acquisition, Inc. (a)(b),
6.375%, 7/15/26	150	138,000
Energy Transfer L.P.,
5.875%, 1/15/24	63	64,473
EP Energy LLC,
6.375%, 6/15/23	100	32,500
Exela Intermediate LLC (a)(b),
10.00%, 7/15/23	100	95,875
First Data Corp. (a)(b),
5.375%, 8/15/23	150	147,750
First Quality Finance Co., Inc. (a)(b),
4.625%, 5/15/21	200	194,500
5.00%, 7/1/25	50	44,875
Five Point Operating Co. L.P. (a)(b),
7.875%, 11/15/25	125	120,938
Freeport-McMoRan, Inc.,
3.875%, 3/15/23	150	139,125
Genesis Energy L.P.,
6.25%, 5/15/26	50	43,125
6.50%, 10/1/25	150	132,750
Graham Holdings Co. (a)(b),
5.75%, 6/1/26	150	150,750
Gray Escrow, Inc. (a)(b),
7.00%, 5/15/27	100	97,742
Gulfport Energy Corp.,
6.00%, 10/15/24	100	89,000

Hanesbrands Finance Luxembourg SCA,
3.50%, 6/15/24	€100	116,045
HCA, Inc.,
5.25%, 4/15/25	$150	149,679
5.25%, 6/15/26	50	49,632
5.625%, 9/1/28	150	145,125
Holly Energy Partners L.P. (a)(b),
6.00%, 8/1/24	150	147,750
Huntsman International LLC,
4.25%, 4/1/25	€100	124,778
International Game Technology PLC,
4.75%, 2/15/23	100	122,192
IQVIA, Inc.,
2.875%, 9/15/25	100	109,004
3.25%, 3/15/25	100	112,713
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	$100	87,750
Itron, Inc. (a)(b),
5.00%, 1/15/26	250	229,375
Jagged Peak Energy LLC (a)(b),
5.875%, 5/1/26	100	93,500
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	50	47,000
Kraton Polymers LLC (b),
5.25%, 5/15/26	€100	103,478

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lennar Corp.,
4.75%, 5/30/25	$100	$94,125
Level 3 Financing, Inc.,
5.375%, 8/15/22	100	98,298
Levi Strauss & Co.,
3.375%, 3/15/27	€200	229,136
Matthews International Corp. (a)(b),
5.25%, 12/1/25	$225	209,812
McDermott Technology Americas, Inc. (a)(b),
10.625%, 5/1/24	50	42,375
MDC Partners, Inc. (a)(b),
6.50%, 5/1/24	100	91,500
Meredith Corp. (a)(b),
6.875%, 2/1/26	100	98,250
MGM Resorts International,
5.75%, 6/15/25	150	145,500
Moss Creek Resources Holdings, Inc. (a)(b),
7.50%, 1/15/26	50	43,500
MSCI, Inc. (a)(b),
5.375%, 5/15/27	100	98,125
Netflix, Inc.,
5.875%, 2/15/25	100	101,125
NGPL PipeCo LLC (a)(b),
7.768%, 12/15/37	150	171,513
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	100	91,250
Pilgrim’s Pride Corp. (a)(b),
5.75%, 3/15/25	180	169,650
Pyxus International, Inc.,
9.875%, 7/15/21	120	91,500
Reynolds Group Issuer, Inc. (a)(b),
5.125%, 7/15/23	100	95,375
7.00%, 7/15/24	100	95,438
Seagate HDD Cayman,
4.75%, 1/1/25	150	133,255
4.875%, 3/1/24	100	91,053
Service Corp. International,
4.625%, 12/15/27	100	94,375
SESI LLC,
7.75%, 9/15/24	100	80,000
Shea Homes L.P. (a)(b),
5.875%, 4/1/23	50	45,875
Silgan Holdings, Inc.,
3.25%, 3/15/25	€100	114,816
Six Flags Entertainment Corp. (a)(b),
4.875%, 7/31/24	$200	189,000
Springleaf Finance Corp.,
6.875%, 3/15/25	200	179,500
Sprint Capital Corp.,
8.75%, 3/15/32	150	158,625
Sprint Communications, Inc.,
6.00%, 11/15/22	50	49,192
Sprint Corp.,
7.875%, 9/15/23	100	102,875
Stevens Holding Co., Inc. (a)(b),
6.125%, 10/1/26	150	148,500
Sunoco L.P.,
5.875%, 3/15/28	250	234,470

	Principal Amount (000s)	Value*

Tallgrass Energy Partners L.P. (a)(b),
5.50%, 9/15/24	$50	$49,375
5.50%, 1/15/28	250	241,250
Tenet Healthcare Corp.,
4.625%, 7/15/24	100	93,375
Tennant Co.,
5.625%, 5/1/25	100	94,750
TerraForm Power Operating LLC (a)(b),
4.25%, 1/31/23	50	46,875
6.625%, 6/15/25 (d)	100	101,375
Transocean, Inc.,
6.80%, 3/15/38	100	67,000
Vantiv LLC (a)(b),
3.875%, 11/15/25	£100	120,204
4.375%, 11/15/25	$200	183,728
Verscend Escrow Corp. (a)(b),
9.75%, 8/15/26	75	70,781
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	150	140,250
Vistra Operations Co. LLC (a)(b),
5.50%, 9/1/26	200	193,250
Voya Financial, Inc., (converts to FRN on 1/23/28) (e),
4.70%, 1/23/48	170	134,108
Warrior Met Coal, Inc. (a)(b),
8.00%, 11/1/24	100	99,500
Waste Pro USA, Inc. (a)(b),
5.50%, 2/15/26	250	231,250
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	200	193,500
Windstream Services LLC (a)(b),
6.375%, 8/1/23	100	42,500
Wynn Las Vegas LLC (a)(b),
5.25%, 5/15/27	80	70,500

		12,534,749

Total Corporate Bonds & Notes (cost—$21,079,693)		20,021,215

SOVEREIGN DEBT OBLIGATIONS—1.0%

Argentina—0.3%
Argentine Republic Government International Bond,
4.625%, 1/11/23	100	79,562

Turkey—0.7%
Turkey Government International Bond,
4.875%, 4/16/43	200	148,617

Total Sovereign Debt Obligations (cost—$225,089)		228,179

SHORT-TERM INVESTMENTS—5.6%

U.S. Treasury Obligations (f)—4.3%
U.S. Treasury Bills,
2.49%—2.70%, 11/7/19 (cost—$928,970)	950	928,637

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $285,008; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $291,726 including accrued interest (cost—$285,000)	$285	$285,000

Total Short-Term Investments (cost—$1,213,970)		1,213,637

Total Investments (cost—$22,518,752)—98.3%		21,463,031

Other assets less liabilities (g)—1.7%		360,551

Net Assets—100.0%		$21,823,582

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,995,227, representing 41.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $9,098,705, representing 41.7% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(f)	Rates reflect the effective yields at purchase date.

(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Short position contracts:
5-Year U.S. Treasury Note	(6)	3/29/19	$(600)	$(688)	$(11,156)

Forward foreign currency contracts outstanding at December 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2018	Unrealized Depreciation
Sold:
947,554 British Pound settling 1/30/19	JPMorgan Chase	$1,204,255	$1,209,366	$(5,111)
4,164,769 Euro settling 1/30/19	Goldman Sachs	4,757,840	4,782,524	(24,684)

				$(29,795)

(h)	At December 31, 2018, the Fund pledged $4,081 in cash as collateral for futures contracts.

Glossary:

£—British Pound

EURIBOR—Euro Inter-Bank Offered Rate

€—Euro

FRN—Floating Rate Note

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	9.0%
Media	6.9%
Commercial Services	5.1%
Pipelines	5.0%
Banks	4.3%
U.S. Treasury Obligations	4.3%
Entertainment	4.1%
Containers & Packaging	3.8%
Telecommunications	3.6%
Pharmaceuticals	3.4%
Electric Utilities	3.3%
Food & Beverage	3.3%
Software	3.2%
Healthcare-Services	3.0%
Diversified Financial Services	2.2%
Chemicals	2.2%
Environmental Services	2.1%
Real Estate	1.8%
Insurance	1.7%
Iron/Steel	1.7%
Machinery-Diversified	1.6%
Apparel & Textiles	1.6%
Mining	1.5%
Lodging	1.5%
Computers	1.5%
Healthcare Providers & Services	1.3%
Equity Real Estate Investment Trusts (REITs)	1.3%
Home Builders	1.2%
Consumer Products	1.1%
Electronics	1.0%
Sovereign Debt Obligations	1.0%
Internet	1.0%
Building Materials	0.9%
Electrical Equipment	0.7%
Energy-Alternate Sources	0.7%
Leisure	0.6%
Electronic Equipment, Instruments & Components	0.6%
Auto Manufacturers	0.6%
Textiles	0.5%
Coal	0.5%
Healthcare-Products	0.5%
Machinery-Construction & Mining	0.4%
Advertising	0.4%
Tobacco	0.4%
Retail	0.4%
Auto Components	0.2%
Repurchase Agreements	1.3%
Other assets less liabilities	1.7%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—95.7%

Australia—1.4%
Australia & New Zealand Banking Group Ltd.	17,975	$310,584

Canada—1.0%
Gibson Energy, Inc.	16,861	230,709

Denmark—1.5%
Novo Nordisk A/S, Class B	7,019	322,362

France—2.4%
Bureau Veritas S.A.	12,411	252,904
Credit Agricole S.A.	24,366	262,237

		515,141

Germany—8.0%
Adidas AG	2,101	439,086
Covestro AG (a)	3,157	156,349
Fresenius SE & Co. KGaA	5,181	250,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,189	477,418
SAP SE	4,297	426,475

		1,749,747

Japan—4.6%
Daikin Industries Ltd.	4,700	499,400
Keyence Corp.	1,000	505,446

		1,004,846

Korea (Republic of)—1.5%
Samsung Electronics Co., Ltd. GDR	373	323,214

Spain—3.9%
Amadeus IT Group S.A.	8,400	584,451
Industria de Diseno Textil S.A.	10,619	271,047

		855,498

Sweden—3.3%
Assa Abloy AB, Class B	19,030	340,766
Atlas Copco AB, Class A	15,582	371,756

		712,522

Switzerland—4.1%
Roche Holding AG	2,077	515,633
UBS Group AG (c)	30,538	380,908

		896,541

United Kingdom—13.4%
AstraZeneca PLC	6,013	448,846
Prudential PLC	27,829	496,927
Reckitt Benckiser Group PLC	6,345	485,877
Royal Dutch Shell PLC, Class B	20,438	611,045
Unilever PLC	9,107	478,143
Vodafone Group PLC	117,626	228,699
WPP PLC	15,218	165,617

		2,915,154

	Shares	Value*

United States—50.6%
Accenture PLC, Class A	3,118	$439,669
Adobe, Inc. (c)	2,359	533,700
Agilent Technologies, Inc.	8,634	582,450
Alphabet, Inc., Class A (c)	404	422,164
American Express Co.	5,701	543,419
Apple, Inc.	3,412	538,209
Citigroup, Inc.	8,106	421,998
Colgate-Palmolive Co.	5,121	304,802
Eaton Corp. PLC	4,360	299,358
Ecolab, Inc.	2,885	425,105
EOG Resources, Inc.	4,493	391,835
Estee Lauder Cos., Inc., Class A	3,192	415,279
International Flavors & Fragrances, Inc.	4,167	559,503
Intuit, Inc.	2,908	572,440
Johnson & Johnson	3,444	444,448
Microsoft Corp.	8,706	884,268
Mondelez International, Inc., Class A	7,830	313,435
S&P Global, Inc.	3,243	551,115
Schlumberger Ltd.	4,222	152,330
Starbucks Corp.	8,475	545,790
UnitedHealth Group, Inc.	2,018	502,724
Visa, Inc., Class A	6,194	817,236
Xylem, Inc.	5,426	362,023

		11,023,300

Total Common Stock (cost—$20,540,251)		20,859,618

	Principal Amount (000s)

Repurchase Agreements—3.8%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $825,023; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $845,511 including accrued interest (cost—$825,000)	$825	825,000

Total Investments (cost—$21,365,251) (b)—99.5%		21,684,618

Other assets less liabilities—0.5%		109,523

Net Assets—100.0%		$21,794,141

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $156,349, representing 0.7% of net assets.

(b)	Securities with an aggregate value of $9,605,609, representing 44.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	11.1%
IT Services	8.4%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	5.7%
Chemicals	5.2%
Banks	4.6%
Insurance	4.5%
Capital Markets	4.3%
Personal Products	4.1%
Technology Hardware, Storage & Peripherals	3.9%
Building Products	3.9%
Household Products	3.6%
Healthcare Providers & Services	3.5%
Machinery	3.4%
Life Sciences Tools & Services	2.7%
Hotels, Restaurants & Leisure	2.5%
Consumer Finance	2.5%
Electronic Equipment, Instruments & Components	2.3%
Textiles, Apparel & Luxury Goods	2.0%
Interactive Media & Services	1.9%
Food Products	1.4%
Electrical Equipment	1.4%
Specialty Retail	1.2%
Professional Services	1.2%
Wireless Telecommunication Services	1.0%
Media	0.8%
Energy Equipment & Services	0.7%
Repurchase Agreements	3.8%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.8%

Austria—4.1%
ANDRITZ AG	468,683	$21,524,763

Canada—1.0%
Stantec, Inc.	247,041	5,412,391

China—4.6%
Beijing Enterprises Water Group Ltd. (b)	14,960,000	7,635,956
China Everbright International Ltd.	9,581,000	8,585,799
China Water Affairs Group Ltd.	7,320,000	7,829,994

		24,051,749

Finland—1.8%
Uponor Oyj	395,555	3,907,176
Wartsila Oyj Abp	336,610	5,373,289

		9,280,465

France—7.4%
Suez	704,879	9,311,800
Veolia Environnement S.A.	1,414,547	28,968,785

		38,280,585

Japan—2.0%
Kubota Corp.	371,500	5,280,396
Kurita Water Industries Ltd.	218,200	5,282,837

		10,563,233

Sweden—4.6%
Alfa Laval AB	1,101,830	23,686,335

Switzerland—3.8%
Belimo Holding AG	643	2,579,117
Geberit AG	44,093	17,170,719

		19,749,836

	Shares	Value*

United Kingdom—12.8%
Halma PLC	1,417,221	$24,688,578
Pennon Group PLC	2,288,817	20,233,039
Severn Trent PLC	464,587	10,769,438
United Utilities Group PLC	1,146,605	10,780,944

		66,471,999

United States—57.7%
American Water Works Co., Inc.	632,933	57,451,328
AO Smith Corp.	123,181	5,259,829
Aqua America, Inc.	765,774	26,181,813
Badger Meter, Inc.	79,767	3,925,334
California Water Service Group	188,297	8,974,235
Danaher Corp.	381,496	39,339,868
IDEX Corp.	265,436	33,513,949
Itron, Inc. (b)	152,819	7,226,811
Masco Corp.	155,377	4,543,224
Mueller Water Products, Inc., Class A	1,253,081	11,403,037
PerkinElmer, Inc.	176,319	13,849,858
Rexnord Corp. (b)	304,304	6,983,777
Tetra Tech, Inc.	305,738	15,828,056
Waste Management, Inc.	154,855	13,780,546
Watts Water Technologies, Inc., Class A	105,459	6,805,269
Xylem, Inc.	679,914	45,363,862

		300,430,796

Total Investments (cost—$485,140,114) (a)—99.8%		519,452,152

Other assets less liabilities (c)—0.2%		831,967

Net Assets—100.0%		$520,284,119

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $204,297,165, representing 39.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2018	Unrealized Appreciation	Unrealized Depreciation
Purchased:
2,649,924 Hong Kong Dollar settling 1/2/19	State Street Bank and Trust Co.	$338,475	$338,411	$—	$(64)
1,369,871 Hong Kong Dollar settling 1/3/19	State Street Bank and Trust Co.	174,954	174,940	—	(14)
Sold:
12,037,245 Swedish Krona settling 1/2/19	State Street Bank and Trust Co.	1,333,559	1,358,153	—	(24,594)
9,157,537 Swedish Krona settling 1/3/19	State Street Bank and Trust Co.	1,019,441	1,033,238	—	(13,797)

				$—	$(38,469)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	31.7%
Water Utilities	28.8%
Healthcare Equipment & Supplies	7.6%
Multi-Utilities	7.4%
Commercial Services & Supplies	7.3%
Electronic Equipment, Instruments & Components	6.9%
Building Products	6.4%
Life Sciences Tools & Services	2.7%
Professional Services	1.0%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Green Bond Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)		Value*

CORPORATE BONDS & NOTES—62.1%

Australia—1.4%
Westpac Banking Corp.,
3.10%, 6/3/21	AUD	100	$71,110

Canada—1.9%
Toronto-Dominion Bank,
1.85%, 9/11/20		$100	98,215

Denmark—2.1%
Orsted A/S, 5mo. EURIBOR + 1.899%, (converts to FRN on 11/24/24) (c),
2.25%, 11/24/17		€100	107,647

France—10.9%
Credit Agricole S.A.,
0.75%, 12/5/23		100	114,771
Electricite de France S.A.,
1.00%, 10/13/26		100	111,254
3.625%, 10/13/25		$100	96,480
Engie S.A.,
1.50%, 3/27/28		€100	117,365
ICADE,
1.50%, 9/13/27		100	108,708

			548,578

Germany—3.3%
Kreditanstalt fuer Wiederaufbau,
2.00%, 9/29/22		$100	97,736
2.40%, 7/2/20	AUD	100	70,649

			168,385

India—3.6%
REC Ltd.,
3.875%, 7/7/27		$200	183,420

Italy—2.1%
Iren SpA,
1.50%, 10/24/27		€100	104,781

Lithuania—2.3%
Lietuvos Energija UAB,
2.00%, 7/14/27		100	115,773

Netherlands—13.5%
EDP Finance BV,
1.875%, 10/13/25		100	115,204
Iberdrola International BV, 5mo. EURIBOR + 1.592%, (converts to FRN on 5/22/23) (b)(c),
1.875%, 12/31/99		100	107,452
ING Groep NV,
2.50%, 11/15/30		100	118,158
Naturgy Finance BV,
0.875%, 5/15/25		100	110,919
TenneT Holding BV,
1.875%, 6/13/36		100	115,834
5mo. EURIBOR + 2.533%, 2.995%, 12/31/99 (converts to FRN on 6/1/24) (b)(c)		100	111,686

			679,253

Spain—2.1%
ACS Servicios Comunicaciones y Energia SL,
1.875%, 4/20/26		100	106,166

United Kingdom—7.1%
Anglian Water Services Financing PLC,
1.625%, 8/10/25		£100	123,094

	Principal Amount (000s)		Value*

Barclays PLC, 1mo. EURIBOR + 0.500%, (converts to FRN on 11/14/22) (c),
0.625%, 11/14/23		€100	$108,913
Bazalgette Finance PLC,
2.375%, 11/29/27		£100	125,036

			357,043

United States—11.8%
Apple, Inc.,
2.85%, 2/23/23		$100	98,657
3.00%, 6/20/27		100	95,271
Bank of America Corp.,
2.151%, 11/9/20		100	97,980
4mo. LIBOR + 0.630%, 3.499%, 5/17/22 (converts to FRN on 5/17/21) (c)		100	99,779
Duke Energy Carolinas LLC,
3.95%, 11/15/28		100	102,582
Interstate Power & Light Co.,
4.10%, 9/26/28		100	100,715

			594,984

Total Corporate Bonds & Notes (cost—$3,112,794)			3,135,355

SOVEREIGN DEBT OBLIGATIONS—29.0%

Australia—4.3%
New South Wales Treasury Corp.,
3.00%, 11/15/28	AUD	150	107,710
Queensland Treasury Corp. (a),
3.00%, 3/22/24		150	108,896

			216,606

Belgium—2.3%
Kingdom of Belgium Government Bond,
1.25%, 4/22/33		€100	115,240

Canada—2.2%
Province of Quebec Canada,
2.60%, 7/6/25	CAD	150	110,213

France—2.4%
French Republic Government Bond OAT (a),
1.75%, 6/25/39		€100	122,814

Ireland—2.3%
Ireland Government Bond,
1.35%, 3/18/31		100	116,391

Supranational—15.5%
African Development Bank,
2.78%, 11/18/20 (c)		$200	199,952
3.00%, 12/6/21		200	202,300
Asian Development Bank,
2.375%, 8/10/27		100	96,632
EUROFIMA,
0.25%, 2/9/24		€100	114,640
European Investment Bank,
2.70%, 1/12/23	AUD	100	71,209
International Finance Corp.,
2.125%, 4/7/26		$100	96,197

			780,930

Total Sovereign Debt Obligations (cost—$1,452,722)			1,462,194

Schedule of Investments

AllianzGI Green Bond Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—8.4%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $423,012; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $435,117 including accrued interest (cost—$423,000)	$423	$423,000

Total Investments (cost—$4,988,516)—99.5%		5,020,549

Other assets less liabilities (d)—0.5%		26,074

Net Assets—100.0%		$5,046,623

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $231,710, representing 4.6% of net assets.

(b)	Perpetual maturity. The date shown, if any, is the next call date.
(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2018:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2018	Unrealized Appreciation	Unrealized Depreciation
Purchased:
49,581 Canadian Dollar settling 3/29/19	State Street Bank and Trust Co.	$37,242	$36,390	$—	$(852)
Sold:
305,175 Australian Dollar settling 3/29/19	Bank of America N.A.	220,520	215,261	5,259	—
305,290 Australian Dollar settling 3/29/19	BNP Paribas	220,568	215,342	5,226	—
196,500 British Pound settling 3/29/19	Bank of America N.A.	249,152	251,503	—	(2,351)
201,764 Canadian Dollar settling 3/29/19	BNP Paribas	151,500	148,087	3,414	—
1,877,150 Euro settling 3/29/19	State Street Bank and Trust Co.	2,149,447	2,166,369	—	(16,922)

				$13,899	$(20,125)

(e)

At December 31, 2018, the Fund pledged $2,659 in cash as collateral for futures contracts. There were no open futures contracts at December 31, 2018, however the Fund had cash as collateral for any transactions in the future.

Glossary:

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

EURIBOR—Euro Inter-Bank Offered Rate

€—Euro

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	29.0%
Electric Utilities	28.1%
Banks	17.4%
Water Utilities	4.9%
Computers	3.8%
Diversified Financial Services	3.6%
Equity Real Estate Investment Trusts (REITs)	2.2%
Engineering & Construction	2.1%
Other assets less liabilities	8.9%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—93.6%

Aerospace & Defense—2.0%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	$1,070	$1,104,775
TransDigm, Inc.,
6.50%, 5/15/25	1,420	1,361,425
Triumph Group, Inc.,
7.75%, 8/15/25	810	716,850

		3,183,050

Auto Components—1.0%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	810	803,925
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	835	821,431

		1,625,356

Auto Manufacturers—1.0%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	1,000	970,000
Tesla, Inc. (a)(b),
5.30%, 8/15/25	740	645,650

		1,615,650

Banks—1.4%
CIT Group, Inc.,
6.125%, 3/9/28	920	917,700
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	1,300	1,261,812

		2,179,512

Building Materials—0.3%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	425	395,781

Chemicals—2.6%
Chemours Co.,
7.00%, 5/15/25	780	789,750
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	845	781,625
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	825	828,094
PQ Corp. (a)(b),
5.75%, 12/15/25	845	785,850
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	900	791,100

		3,976,419

Commercial Services—4.5%
Ashtead Capital, Inc. (a)(b),
5.25%, 8/1/26	500	483,958
Cenveo Corp. (a)(b)(c)(d)(e)(f),
6.00%, 5/15/24 (cost—$2,858,268; purchased 3/22/12-3/11/16)	2,299	126,445
Gartner, Inc. (a)(b),
5.125%, 4/1/25	1,390	1,355,514
Hertz Corp. (a)(b),
5.50%, 10/15/24	425	312,375
7.625%, 6/1/22	645	609,525
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	1,065	1,123,575
RR Donnelley & Sons Co.,
7.00%, 2/15/22	693	691,268
United Rentals North America, Inc.,
4.625%, 10/15/25	630	563,850
5.50%, 7/15/25	1,750	1,653,750

		6,920,260

Computers—1.2%
Dell International LLC (a)(b),
7.125%, 6/15/24	930	946,991

	Principal Amount (000s)	Value*

Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	$940	$855,400

		1,802,391

Distribution/Wholesale—1.4%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	1,480	1,363,450
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	890	807,675

		2,171,125

Diversified Financial Services—5.6%
Ally Financial, Inc.,
5.75%, 11/20/25	420	419,475
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(e),
10.75%, 12/15/23	2,790	1,359,920
Community Choice Financial Issuer LLC (a)(b),
9.00%, 6/15/23	2,000	1,999,112
Navient Corp.,
6.625%, 7/26/21	1,050	1,015,875
7.25%, 9/25/23	1,105	1,017,981
Springleaf Finance Corp.,
5.625%, 3/15/23	610	564,250
8.25%, 10/1/23	1,170	1,208,025
Travelport Corporate Finance PLC (a)(b),
6.00%, 3/15/26	1,025	1,037,813

		8,622,451

Electric Utilities—0.8%
NRG Energy, Inc.,
5.75%, 1/15/28	1,355	1,305,881

Electronic Equipment, Instruments & Components—0.8%
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	1,350	1,221,750

Electronics—0.2%
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	250	247,188

Engineering & Construction—1.6%
AECOM,
5.875%, 10/15/24	1,000	988,750
TopBuild Corp. (a)(b),
5.625%, 5/1/26	535	492,200
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	1,070	997,775

		2,478,725

Entertainment—4.4%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	1,090	937,400
Cedar Fair L.P.,
5.375%, 6/1/24	830	815,475
Eldorado Resorts, Inc. (a)(b),
6.00%, 9/15/26	1,045	990,138
International Game Technology PLC (a)(b),
6.25%, 1/15/27	535	514,603
6.50%, 2/15/25	855	846,450
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	1,065	1,043,700
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	385	346,500
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	1,325	1,291,875

		6,786,141

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Equity Real Estate Investment Trusts (REITs)—1.1%
CyrusOne L.P.,
5.00%, 3/15/24	$475	$468,766
5.375%, 3/15/27	480	470,200
Equinix, Inc.,
5.375%, 5/15/27	765	749,700

		1,688,666

Food & Beverage—0.7%
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	1,100	1,036,750

Food Service—0.8%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	1,415	1,323,025

Healthcare Providers & Services—0.7%
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	1,155	1,117,462

Healthcare-Products—2.4%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	985	940,675
Mallinckrodt International Finance S.A. (a)(b),
5.75%, 8/1/22	1,205	1,042,325
Teleflex, Inc.,
5.25%, 6/15/24	1,705	1,705,000

		3,688,000

Healthcare-Services—5.6%
Centene Corp. (a)(b),
5.375%, 6/1/26	1,075	1,048,125
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	1,130	1,115,875
DaVita, Inc.,
5.125%, 7/15/24	1,135	1,066,900
Encompass Health Corp.,
5.75%, 11/1/24	1,375	1,366,406
HCA, Inc.,
5.375%, 9/1/26	545	531,375
7.50%, 2/15/22	1,600	1,704,000
Tenet Healthcare Corp.,
5.125%, 5/1/25	500	467,500
8.125%, 4/1/22	1,335	1,343,344

		8,643,525

Home Builders—0.8%
Lennar Corp.,
5.875%, 11/15/24	1,180	1,184,425

Insurance—0.6%
CNO Financial Group, Inc.,
5.25%, 5/30/25	985	941,291

Internet—2.5%
Match Group, Inc. (a)(b),
5.00%, 12/15/27	820	756,450
Netflix, Inc.,
5.875%, 2/15/25	1,150	1,162,938
Symantec Corp. (a)(b),
5.00%, 4/15/25	1,000	935,562
Zayo Group LLC (a)(b),
5.75%, 1/15/27	1,130	1,011,350

		3,866,300

Iron/Steel—0.9%
AK Steel Corp.,
7.00%, 3/15/27	345	270,825
United States Steel Corp.,
6.875%, 8/15/25	1,225	1,127,000

		1,397,825

	Principal Amount (000s)	Value*

Lodging—2.8%
Hilton Domestic Operating Co., Inc. (a)(b),
5.125%, 5/1/26	$995	$957,687
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	575	546,250
MGM Resorts International,
6.625%, 12/15/21	500	513,750
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	1,515	1,461,975
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	990	925,650

		4,405,312

Machinery-Construction & Mining—0.7%
Terex Corp. (a)(b),
5.625%, 2/1/25	1,195	1,114,338

Machinery-Diversified—0.5%
Mueller Water Products, Inc. (a)(b),
5.50%, 6/15/26	760	739,100

Media—6.9%
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	310	289,509
5.75%, 1/15/24	1,245	1,241,887
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	1,345	1,351,725
CSC Holdings LLC,
6.75%, 11/15/21	860	883,650
7.75%, 7/15/25 (a)(b)	730	744,600
10.875%, 10/15/25 (a)(b)	745	838,438
DISH DBS Corp.,
5.875%, 7/15/22	1,035	956,081
6.75%, 6/1/21	420	416,724
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	1,180	1,103,064
LiveStyle, Inc. (a)(b)(c)(d)(e)(f),
9.625%, 2/1/19 (cost—$2,761,000; purchased 1/31/14-2/3/14)	2,761	55
Meredith Corp. (a)(b),
6.875%, 2/1/26	1,000	982,500
Nexstar Broadcasting, Inc.,
5.625%, 8/1/24 (a)(b)	1,315	1,232,813
5.875%, 11/15/22	360	360,000
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	395	362,413

		10,763,459

Metal Fabricate/Hardware—0.9%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	1,500	1,432,500

Mining—3.7%
Alcoa Nederland Holding BV (a)(b),
6.125%, 5/15/28	495	475,200
6.75%, 9/30/24	875	892,500
Constellium NV (a)(b),
6.625%, 3/1/25	1,045	971,850
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,210	1,147,987
3.875%, 3/15/23	675	626,063
Hudbay Minerals, Inc. (a)(b),
7.625%, 1/15/25	330	324,225
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,235	1,247,350

		5,685,175

Miscellaneous Manufacturing—0.4%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	790	699,150

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Oil, Gas & Consumable Fuels—8.9%
AmeriGas Partners L.P.,
5.875%, 8/20/26	$1,075	$986,312
Callon Petroleum Co.,
6.125%, 10/1/24	1,000	935,000
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	1,205	1,009,187
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,215	1,129,950
Chesapeake Energy Corp.,
8.00%, 1/15/25	805	714,438
Continental Resources, Inc.,
5.00%, 9/15/22	612	607,410
CVR Refining LLC,
6.50%, 11/1/22	1,110	1,098,900
Ensco PLC,
5.20%, 3/15/25	305	204,350
7.75%, 2/1/26	1,030	767,350
Noble Holding International Ltd.,
7.75%, 1/15/24	925	723,813
Oasis Petroleum, Inc.,
6.875%, 3/15/22	1,000	955,000
Range Resources Corp.,
4.875%, 5/15/25	1,145	944,625
SM Energy Co.,
6.625%, 1/15/27	1,165	1,042,675
Sunoco L.P.,
5.50%, 2/15/26	990	940,500
5.875%, 3/15/28	650	609,622
Transocean, Inc. (a)(b),
7.50%, 1/15/26	1,235	1,089,887

		13,759,019

Paper & Forest Products—0.9%
Mercer International, Inc.,
5.50%, 1/15/26	1,050	945,000
7.375%, 1/15/25 (a)(b)	390	390,000

		1,335,000

Pharmaceuticals—2.7%
Bausch Health Cos., Inc. (a)(b),
6.125%, 4/15/25	1,390	1,216,250
7.00%, 3/15/24	835	845,437
Endo Finance LLC (a)(b),
5.375%, 1/15/23	1,290	986,850
Horizon Pharma USA, Inc.,
6.625%, 5/1/23	1,255	1,217,350

		4,265,887

Pipelines—1.6%
Cheniere Energy Partners L.P. (a)(b),
5.625%, 10/1/26	1,240	1,162,500
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	1,420	1,324,150

		2,486,650

Real Estate—2.1%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	985	864,337
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	1,210	1,137,400
Uniti Group L.P.,
8.25%, 10/15/23	1,500	1,312,500

		3,314,237

Retail—2.8%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	1,110	1,023,975

	Principal Amount (000s)	Value*

Conn’s, Inc.,
7.25%, 7/15/22	$1,595	$1,547,150
Men’s Wearhouse, Inc.,
7.00%, 7/1/22	681	687,810
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	1,200	1,095,000

		4,353,935

Semiconductors—1.2%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	483	519,225
Amkor Technology, Inc.,
6.375%, 10/1/22	500	502,650
Qorvo, Inc.,
7.00%, 12/1/25	725	771,219

		1,793,094

Software—2.7%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	1,045	1,016,001
First Data Corp. (a)(b),
5.75%, 1/15/24	960	941,127
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	975	956,719
MSCI, Inc. (a)(b),
5.375%, 5/15/27	965	946,906
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	430	336,475

		4,197,228

Telecommunications—9.6%
CenturyLink, Inc., Ser. Y,
7.50%, 4/1/24	1,560	1,521,000
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	1,380	1,145,400
CommScope Technologies LLC (a)(b),
6.00%, 6/15/25	1,000	915,000
Consolidated Communications, Inc.,
6.50%, 10/1/22	1,325	1,172,625
Frontier Communications Corp.,
10.50%, 9/15/22	785	549,500
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	900	783,000
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	1,315	1,208,156
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	1,300	1,144,000
Level 3 Financing, Inc.,
5.375%, 5/1/25	825	775,500
Sprint Communications, Inc.,
11.50%, 11/15/21	2,045	2,326,187
Sprint Corp.,
7.625%, 3/1/26	765	757,350
T-Mobile USA, Inc.,
4.50%, 2/1/26	315	290,194
6.50%, 1/15/26	1,090	1,114,525
Windstream Services LLC (a)(b),
6.375%, 8/1/23	2,677	1,137,725

		14,840,162

Transportation—0.3%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	380	367,175
6.50%, 6/15/22	159	158,205

		525,380

Total Corporate Bonds & Notes (cost—$160,802,646)		145,128,575

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK (a)(d)(e)(g)(h)—3.6%

Media—3.6%
LiveStyle, Inc., Ser. A	2,672	$363,526
LiveStyle, Inc., Ser. B	57,581	5,211,656

Total Preferred Stock (cost—$5,907,093)		5,575,182

COMMON STOCK (a)(d)(e)(g)—0.2%

Advertising—0.2%
Affinion Group Holdings, Inc. Class A (f) (cost—$769,740; purchased 11/4/15)	43,401	343,302

Aerospace & Defense—0.0%
Erickson, Inc.	2,675	68,747

Banks—0.0%
CCF Holdings LLC Class A	8,562	1
CCF Holdings LLC L.P.	7,143	1

		2

Media—0.0%
LiveStyle, Inc. (h)	67,983	7

Total Common Stock (cost—$2,260,807)		412,058

	Units

WARRANTS (a)(d)(e)(g)(h)—0.0%

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C, (cost—$0)	14,500	1

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $1,494,042; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $1,527,854 including accrued interest (cost—$1,494,000)	$1,494	1,494,000

Total Investments (cost—$170,464,546)—98.4%		152,609,816

Other assets less liabilities—1.6%		2,418,314

Net Assets—100.0%		$155,028,130

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $74,368,583, representing 48.0% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $68,381,342, representing 44.1% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $7,473,661, representing 4.8% of net assets.
(e)	Level 3 security.
(f)	Restricted. The aggregate cost of such securities is $6,389,008. The aggregate value is $469,802, representing 0.3% of net assets.
(g)	Non-income producing.
(h)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 3.6% of net assets.

Glossary:

MSCI—Morgan Stanley Capital International

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Australia—1.1%
CSL Ltd.	2,019	$263,718

Brazil—3.1%
Lojas Renner S.A.	17,055	186,065
Odontoprev S.A.	42,923	152,068
Raia Drogasil S.A.	15,581	229,504
WEG S.A.	37,529	169,678

		737,315

Canada—10.2%
Alimentation Couche-Tard, Inc., Class B	14,082	700,490
Canadian National Railway Co.	3,763	278,697
Constellation Software, Inc.	774	495,435
Restaurant Brands International, Inc.	11,746	613,628
Shopify, Inc., Class A (c)	2,396	331,726

		2,419,976

China—13.5%
Alibaba Group Holding Ltd. ADR (c)	7,644	1,047,763
Baidu, Inc. ADR (c)	3,192	506,251
Tencent Holdings Ltd.	28,973	1,161,247
Weibo Corp. ADR (c)	8,367	488,884

		3,204,145

Denmark—9.8%
Ambu A/S, Class B, Class B	35,219	850,800
Coloplast A/S, Class B	3,364	312,904
DSV A/S	7,468	493,205
Novo Nordisk A/S, Class B	14,620	671,454

		2,328,363

Germany—10.9%
Bechtle AG	3,700	288,211
Fresenius SE & Co. KGaA	7,346	355,062
Infineon Technologies AG	38,613	773,097
SAP SE	7,811	775,239
Scout24 AG (a)	5,526	253,534
Zalando SE (a)(c)	5,451	140,845

		2,585,988

Hong Kong—4.1%
AIA Group Ltd.	118,478	984,174

India—3.9%
HDFC Bank Ltd.	13,804	419,945
HDFC Bank Ltd. ADR	4,941	511,838

		931,783

Indonesia—2.0%
Ace Hardware Indonesia Tbk PT	2,244,373	232,821
Bank Central Asia Tbk PT	132,099	238,894

		471,715

Ireland—3.1%
Kingspan Group PLC	8,698	372,861
Ryanair Holdings PLC ADR (c)	5,209	371,610

		744,471

Israel—2.4%
Wix.com Ltd. (c)	6,283	567,606

Japan—5.4%
Hoshizaki Corp.	3,630	220,264
Keyence Corp.	1,077	544,365
MonotaRO Co., Ltd.	13,585	334,888
Sundrug Co., Ltd.	6,577	195,858

		1,295,375

Korea (Republic of)—1.2%
LG Household & Health Care Ltd.	276	272,775

Mexico—0.4%
Fomento Economico Mexicano S.A.B de C.V. UNIT	12,176	104,698

	Shares	Value*

Netherlands—2.0%
ASML Holding NV	3,005	$470,762

New Zealand—1.4%
Mainfreight Ltd.	15,961	330,150

Philippines—1.1%
Jollibee Foods Corp.	31,364	174,039
Universal Robina Corp.	38,557	92,906

		266,945

South Africa—2.5%
PSG Group Ltd.	34,469	584,463

Spain—0.9%
Amadeus IT Group S.A.	3,076	214,021

Sweden—7.4%
AddTech AB, Class B	18,396	328,776
Assa Abloy AB, Class B	13,448	240,811
Atlas Copco AB, Class A	13,868	330,863
Hexagon AB, Class B	6,649	307,367
Hexpol AB	37,679	299,029
Trelleborg AB, Class B	16,132	254,170

		1,761,016

Switzerland—4.3%
Cie Financiere Richemont S.A.	1,519	97,957
Partners Group Holding AG	544	330,940
Sika AG	1,935	245,790
Temenos AG (c)	1,478	177,601
VAT Group AG (a)(c)	2,006	176,637

		1,028,925

United Kingdom—8.3%
ASOS PLC (c)	7,370	213,956
British American Tobacco PLC	11,195	356,214
DCC PLC	6,611	504,289
Reckitt Benckiser Group PLC	7,580	580,449
Unilever PLC	6,103	320,424

		1,975,332

Total Common Stock (cost—$23,395,011)		23,543,716

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $264,007; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $271,948 including accrued interest (cost—$264,000)	$264	264,000

Total Investments (cost—$23,659,011) (b)—100.1%		23,807,716

Liabilities in excess of other assets—(0.1)%		(16,476)

Net Assets—100.0%		$23,791,240

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $571,016, representing 2.4% of net assets.

(b)	Securities with an aggregate value of $17,525,090, representing 73.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2018 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Interactive Media & Services	10.1%
Software	6.1%
Internet & Direct Marketing Retail	5.9%
IT Services	5.9%
Semiconductors & Semiconductor Equipment	5.2%
Banks	4.9%
Healthcare Equipment & Supplies	4.9%
Machinery	4.9%
Food & Staples Retailing	4.7%
Insurance	4.1%
Electronic Equipment, Instruments & Components	3.6%
Hotels, Restaurants & Leisure	3.3%
Road & Rail	3.3%
Pharmaceuticals	2.8%
Trading Companies & Distributors	2.8%
Building Products	2.6%
Personal Products	2.5%
Diversified Financial Services	2.5%
Household Products	2.4%
Chemicals	2.3%
Healthcare Providers & Services	2.1%
Industrial Conglomerates	2.1%
Airlines	1.6%
Tobacco	1.5%
Capital Markets	1.4%
Air Freight & Logistics	1.4%
Biotechnology	1.1%
Specialty Retail	1.0%
Multi-Line Retail	0.8%
Beverages	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Food Products	0.4%
Repurchase Agreements	1.1%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—94.7%

Australia—4.7%
ALS Ltd.	102,854	$491,431
Beach Energy Ltd.	417,121	394,100
Boral Ltd.	220,758	768,241
Challenger Ltd.	83,158	555,963
Downer EDI Ltd.	177,131	843,751
Eclipx Group Ltd.	323,484	554,308
GUD Holdings Ltd.	72,802	576,817
Santos Ltd.	120,268	463,829
WorleyParsons Ltd.	27,500	220,876

		4,869,316

Austria—5.3%
ANDRITZ AG	30,140	1,384,211
Schoeller-Bleckmann Oilfield Equipment AG	15,340	1,006,548
UNIQA Insurance Group AG	171,869	1,548,017
Wienerberger AG	71,180	1,468,917

		5,407,693

China—0.9%
China Everbright Greentech Ltd. (a)	765,235	544,225
Zhejiang Dingli Machinery Co., Ltd., Class A, Class A	42,624	350,200

		894,425

Denmark—5.7%
Ambu A/S, Class B, Class B	55,865	1,349,555
FLSmidth & Co. A/S	28,955	1,306,009
ISS A/S	48,110	1,346,925
SimCorp A/S	26,528	1,819,323

		5,821,812

Finland—0.6%
Huhtamaki Oyj	21,214	656,434

France—5.8%
Ingenico Group S.A.	22,452	1,273,643
Korian S.A.	47,513	1,691,013
Nexity S.A.	33,632	1,518,448
Sartorius Stedim Biotech	15,149	1,516,708

		5,999,812

Germany—8.7%
Aareal Bank AG	51,144	1,579,178
alstria office REIT-AG REIT	119,107	1,667,584
Bechtle AG	19,894	1,549,640
CANCOM SE	41,154	1,350,646
Hella GmbH & Co. KGaA	32,418	1,298,346
TLG Immobilien AG	53,478	1,479,503

		8,924,897

Hong Kong—1.7%
Johnson Electric Holdings Ltd.	299,000	609,874
Techtronic Industries Co., Ltd.	125,500	665,986
VTech Holdings Ltd.	50,600	419,693

		1,695,553

Indonesia—0.6%
Jasa Marga Persero Tbk PT	2,014,400	600,036

Italy—2.8%
Buzzi Unicem SpA	83,616	1,442,229
De’ Longhi SpA	57,499	1,456,623

		2,898,852

Japan—31.4%
Aozora Bank Ltd.	42,800	1,275,649
COMSYS Holdings Corp.	91,800	2,240,315
Hitachi Transport System Ltd.	89,800	2,552,535
Ichigo, Inc.	271,700	787,238
IHI Corp.	15,900	437,912
Itochu Techno-Solutions Corp.	109,200	2,114,607
KH Neochem Co., Ltd.	31,000	652,098
Kobe Bussan Co., Ltd.	36,200	1,066,332
Link And Motivation, Inc.	47,700	366,023
Lion Corp.	87,100	1,800,140

	Shares	Value*

Maruwa Co., Ltd.	19,500	$997,246
Mitsubishi UFJ Lease & Finance Co., Ltd.	433,300	2,076,817
Miura Co., Ltd.	30,600	695,061
Nichirei Corp.	17,500	478,974
Nippon Shinyaku Co., Ltd.	29,700	1,882,428
Oji Holdings Corp.	91,200	465,980
Okamura Corp.	221,100	2,853,386
OSAKA Titanium Technologies Co., Ltd.	35,900	546,314
Pigeon Corp.	29,200	1,245,459
Rengo Co., Ltd.	347,500	2,741,736
Rohto Pharmaceutical Co., Ltd.	73,900	2,017,113
Sanyo Special Steel Co., Ltd.	35,000	739,077
Sojitz Corp.	310,600	1,075,512
Ube Industries Ltd.	54,700	1,106,217

		32,214,169

Korea (Republic of)—0.6%
DB Insurance Co., Ltd.	9,340	588,228

Netherlands—1.5%
ASR Nederland NV	40,228	1,591,780

Norway—2.6%
Elkem ASA (a)(c)	488,814	1,252,903
Storebrand ASA	205,652	1,467,083

		2,719,986

Philippines—0.2%
Integrated Micro-Electronics, Inc.	774,000	155,820

Singapore—0.7%
Frasers Centrepoint Trust	171,500	272,922
Venture Corp., Ltd.	40,500	415,806

		688,728

Spain—1.3%
Unicaja Banco S.A. (a)	1,014,178	1,338,291

Sweden—1.7%
AAK AB	125,588	1,741,895

Switzerland—5.6%
Galenica AG (a)(c)	39,154	1,724,716
Georg Fischer AG	1,348	1,081,473
Interroll Holding AG	1,042	1,539,363
OC Oerlikon Corp. AG (c)	128,069	1,442,082

		5,787,634

Taiwan—0.7%
ASPEED Technology, Inc.	12,000	230,676
Ennoconn Corp.	60,063	479,475

		710,151

United Kingdom—11.6%
ASOS PLC (c)	26,512	769,662
Auto Trader Group PLC (a)	326,971	1,897,540
Genus PLC	58,254	1,593,416
HomeServe PLC	153,412	1,694,572
Intermediate Capital Group PLC	117,615	1,402,936
Moneysupermarket.com Group PLC	426,780	1,498,412
RPC Group PLC	65,313	542,969
Senior PLC	74,688	180,545
Spectris PLC	30,280	879,963
Tullow Oil PLC (c)	650,153	1,478,119

		11,938,134

Total Common Stock (cost—$97,654,472)		97,243,646

PREFERRED STOCK—1.1%

Germany—1.1%
Jungheinrich AG (cost—$1,397,150)	45,119	1,182,564

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $3,806,106; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $3,886,385 including accrued interest (cost—$3,806,000)	$3,806	$3,806,000

Total Investments (cost—$102,857,622) (b)—99.5%		102,232,210

Other assets less liabilities—0.5%		472,642

Net Assets—100.0%		$102,704,852

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,757,675, representing 6.6% of net assets.

(b)	Securities with an aggregate value of $96,832,794, representing 94.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	7.9%
Commercial Services & Supplies	6.6%
Pharmaceuticals	5.5%
Insurance	5.1%
IT Services	4.9%
Containers & Packaging	3.8%
Real Estate Management & Development	3.7%
Electronic Equipment, Instruments & Components	3.6%
Construction Materials	3.6%
Construction & Engineering	3.5%
Household Products	3.0%
Chemicals	2.9%
Diversified Financial Services	2.6%
Banks	2.5%
Road & Rail	2.5%
Oil, Gas & Consumable Fuels	2.3%
Internet & Direct Marketing Retail	2.2%
Food Products	2.2%
Household Durables	2.1%
Equity Real Estate Investment Trusts (REITs)	1.9%
Interactive Media & Services	1.8%
Auto Components	1.8%
Software	1.8%
Healthcare Providers & Services	1.6%
Biotechnology	1.5%
Thrifts & Mortgage Finance	1.5%
Life Sciences Tools & Services	1.5%
Capital Markets	1.4%
Healthcare Equipment & Supplies	1.3%
Metals & Mining	1.2%
Energy Equipment & Services	1.2%
Trading Companies & Distributors	1.0%
Food & Staples Retailing	1.0%
Professional Services	0.8%
Electrical Equipment	0.6%
Transportation Infrastructure	0.6%
Consumer Finance	0.5%
Independent Power Producers & Energy Traders	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Paper & Forest Products	0.5%
Communications Equipment	0.4%
Semiconductors & Semiconductor Equipment	0.2%
Aerospace & Defense	0.2%
Repurchase Agreements	3.7%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.7%

Air Freight & Logistics—0.7%
Echo Global Logistics, Inc. (a)	6,200	$126,046

Banks—7.3%
Carolina Financial Corp.	5,033	148,926
Equity Bancshares, Inc., Class A (a)	6,011	211,888
First Foundation, Inc. (a)	12,522	161,033
First Internet Bancorp	4,593	93,881
Franklin Financial Network, Inc. (a)	5,195	136,992
National Commerce Corp. (a)	3,746	134,856
Preferred Bank	3,183	137,983
Triumph Bancorp, Inc. (a)	4,814	142,976
Veritex Holdings, Inc. (a)	7,634	163,215

		1,331,750

Beverages—2.1%
MGP Ingredients, Inc.	3,741	213,424
Primo Water Corp. (a)	12,705	177,997

		391,421

Biotechnology—15.0%
Abeona Therapeutics, Inc. (a)	5,360	38,270
Albireo Pharma, Inc. (a)	1,872	45,920
Arrowhead Pharmaceuticals, Inc. (a)	9,178	113,991
Audentes Therapeutics, Inc. (a)	3,212	68,480
BioCryst Pharmaceuticals, Inc. (a)	13,612	109,849
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,079	113,861
BioSpecifics Technologies Corp. (a)	2,688	162,893
Cara Therapeutics, Inc. (a)	5,212	67,756
Corbus Pharmaceuticals Holdings, Inc. (a)	6,972	40,716
CytomX Therapeutics, Inc. (a)	5,143	77,659
Dicerna Pharmaceuticals, Inc. (a)	5,638	60,270
Fate Therapeutics, Inc. (a)	7,158	91,837
Flexion Therapeutics, Inc. (a)	6,511	73,705
GlycoMimetics, Inc. (a)	5,822	55,134
Intellia Therapeutics, Inc. (a)	4,258	58,122
Invitae Corp. (a)	10,016	110,777
Iovance Biotherapeutics, Inc. (a)	9,162	81,084
Karyopharm Therapeutics, Inc. (a)	5,479	51,338
Kindred Biosciences, Inc. (a)	12,093	132,418
Kura Oncology, Inc. (a)	4,632	65,033
La Jolla Pharmaceutical Co. (a)	4,229	39,879
MacroGenics, Inc. (a)	5,022	63,779
Progenics Pharmaceuticals, Inc. (a)	12,330	51,786
Rigel Pharmaceuticals, Inc. (a)	24,359	56,026
Sangamo Therapeutics, Inc. (a)	8,097	92,954
T2 Biosystems, Inc. (a)	24,449	73,592
uniQure NV (a)	2,655	76,517
Vanda Pharmaceuticals, Inc. (a)	7,262	189,756
Veracyte, Inc. (a)	15,579	195,984
Verastem, Inc. (a)	12,274	41,241
Vericel Corp. (a)	7,866	136,868
Viking Therapeutics, Inc. (a)	8,578	65,622
Voyager Therapeutics, Inc. (a)	4,159	39,095

		2,742,212

Building Products—0.8%
PGT Innovations, Inc. (a)	9,526	150,987

Chemicals—0.8%
American Vanguard Corp.	9,188	139,566

Construction & Engineering—2.5%
NV5 Global, Inc. (a)	4,933	298,693
Sterling Construction Co., Inc. (a)	14,988	163,219

		461,912

Construction Materials—0.8%
U.S. Concrete, Inc. (a)	3,883	136,992

Diversified Consumer Services—0.6%
Carriage Services, Inc.	7,161	110,995

	Shares	Value*

Diversified Telecommunication Services—0.9%
ORBCOMM, Inc. (a)	20,749	$171,387

Electronic Equipment, Instruments & Components—1.2%
Mesa Laboratories, Inc.	1,017	211,933

Energy Equipment & Services—0.6%
Newpark Resources, Inc. (a)	15,911	109,309

Entertainment—0.9%
Rosetta Stone, Inc. (a)	10,549	173,004

Food Products—0.9%
John B Sanfilippo & Son, Inc.	3,036	168,984

Healthcare Equipment & Supplies—14.4%
Antares Pharma, Inc. (a)	43,273	117,703
AxoGen, Inc. (a)	9,327	190,551
Cerus Corp. (a)	27,184	137,823
CryoLife, Inc. (a)	9,105	258,400
CryoPort, Inc. (a)	20,451	225,574
CytoSorbents Corp. (a)	16,428	132,738
Heska Corp. (a)	1,570	135,177
IntriCon Corp. (a)	3,894	102,724
LeMaitre Vascular, Inc.	8,632	204,060
OrthoPediatrics Corp. (a)	6,674	232,789
Senseonics Holdings, Inc. (a)	50,290	130,251
Sientra, Inc. (a)	8,870	112,738
Surmodics, Inc. (a)	4,982	235,449
Tactile Systems Technology, Inc. (a)	6,705	305,413
ViewRay, Inc. (a)	19,946	121,072

		2,642,462

Healthcare Providers & Services—4.8%
Addus HomeCare Corp. (a)	3,321	225,430
BioTelemetry, Inc. (a)	6,497	388,001
R1 RCM, Inc. (a)	16,234	129,060
RadNet, Inc. (a)	13,772	140,061

		882,552

Healthcare Technology—4.2%
Tabula Rasa HealthCare, Inc. (a)	5,863	373,825
Vocera Communications, Inc. (a)	10,225	402,354

		776,179

Hotels, Restaurants & Leisure—2.4%
Carrols Restaurant Group, Inc. (a)	17,035	167,625
Century Casinos, Inc. (a)	20,587	152,138
Golden Entertainment, Inc. (a)	7,320	117,266

		437,029

Household Durables—1.2%
LGI Homes, Inc., Class A (a)	3,213	145,292
Turtle Beach Corp. (a)	5,614	80,112

		225,404

Interactive Media & Services—0.9%
QuinStreet, Inc. (a)	10,274	166,747

Internet & Direct Marketing Retail—0.7%
Gaia, Inc., Class A (a)	13,046	135,156

IT Services—2.9%
Brightcove, Inc. (a)	17,882	125,889
Carbonite, Inc. (a)	9,045	228,477
Hackett Group, Inc.	10,762	172,300

		526,666

Leisure Equipment & Products—0.8%
MasterCraft Boat Holdings, Inc. (a)	8,167	152,723

Life Sciences Tools & Services—2.7%
Codexis, Inc. (a)	8,457	141,232
NeoGenomics, Inc. (a)	27,292	344,152

		485,384

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Machinery—2.9%
DMC Global, Inc.	3,408	$119,689
Kadant, Inc.	2,786	226,948
Kornit Digital Ltd. (a)	10,234	191,580

		538,217

Media—0.4%
Cardlytics, Inc. (a)	7,100	76,893

Oil, Gas & Consumable Fuels—2.8%
Abraxas Petroleum Corp. (a)	68,880	75,079
Evolution Petroleum Corp.	20,543	140,103
Lonestar Resources U.S., Inc., Class A (a)	19,724	71,993
Penn Virginia Corp. (a)	3,067	165,802
Ring Energy, Inc. (a)	12,483	63,414

		516,391

Pharmaceuticals—4.5%
Amphastar Pharmaceuticals, Inc. (a)	8,249	164,155
ANI Pharmaceuticals, Inc. (a)	3,190	143,614
Assembly Biosciences, Inc. (a)	2,389	54,039
Cymabay Therapeutics, Inc. (a)	8,210	64,613
Intersect ENT, Inc. (a)	6,672	188,017
Omeros Corp. (a)	4,871	54,263
Revance Therapeutics, Inc. (a)	3,579	72,045
WaVe Life Sciences Ltd. (a)	1,959	82,356

		823,102

Professional Services—2.1%
CRA International, Inc.	4,203	178,838
Kforce, Inc.	6,476	200,238

		379,076

Road & Rail—0.4%
Daseke, Inc. (a)	18,209	67,009

Semiconductors & Semiconductor Equipment—2.9%
Axcelis Technologies, Inc. (a)	6,762	120,364
AXT, Inc. (a)	23,858	103,782
FormFactor, Inc. (a)	12,912	181,930
Ichor Holdings Ltd. (a)	7,164	116,773

		522,849

Software—9.3%
Amber Road, Inc. (a)	19,741	162,468
Asure Software, Inc. (a)	13,785	70,028
Everbridge, Inc. (a)	6,830	387,671
Instructure, Inc. (a)	7,104	266,471
LivePerson, Inc. (a)	13,880	261,777
Model N, Inc. (a)	12,457	164,806
PROS Holdings, Inc. (a)	5,702	179,043
Upland Software, Inc. (a)	7,971	216,651

		1,708,915

Technology Hardware, Storage & Peripherals—0.7%
USA Technologies, Inc. (a)	32,497	126,413

Thrifts & Mortgage Finance—1.9%
First Defiance Financial Corp.	7,407	181,546
Meridian Bancorp, Inc.	11,842	169,577

		351,123

Wireless Telecommunication Services—1.7%
Boingo Wireless, Inc. (a)	14,746	303,325

Total Common Stock (cost—$17,185,165)		18,270,113

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $111,003; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $113,724 including accrued interest (cost—$111,000)	$111	$111,000

Total Investments (cost—$17,296,165)—100.3%		18,381,113

Liabilities in excess of other assets—(0.3)%		(45,974)

Net Assets—100.0%		$18,335,139

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—91.2%

Brazil—4.0%
Banco Santander Brasil S.A. UNIT	68,800	$756,580
Cia de Locacao das Americas	86,400	841,055
Energisa S.A. UNIT	78,300	748,557
IRB Brasil Resseguros S.A.	41,400	891,503
Vale S.A. ADR	57,259	755,246

		3,992,941

Chile—0.8%
Banco Santander Chile	10,172,126	754,848

China—24.4%
Agricultural Bank of China Ltd., Class H	1,709,000	748,536
Anhui Conch Cement Co., Ltd., Class H	148,000	715,694
ANTA Sports Products Ltd.	268,000	1,283,012
Bank of China Ltd., Class H	1,770,000	763,051
Baoshan Iron & Steel Co., Ltd., Class A	547,839	519,456
China Construction Bank Corp., Class H	919,000	752,526
China Merchants Bank Co., Ltd., Class H	246,100	898,706
China Mobile Ltd. ADR	14,141	678,768
China Petroleum & Chemical Corp., Class A	817,600	601,814
China Railway Signal & Communication Corp., Ltd., Class H (a)	1,058,000	741,040
China Water Affairs Group Ltd.	696,000	744,491
CNOOC Ltd.	515,000	793,266
Country Garden Holdings Co., Ltd.	672,000	816,014
CRRC Corp Ltd., Class H	712,000	694,375
ENN Energy Holdings Ltd.	89,600	796,344
Guangdong Provincial Expressway Development Co., Ltd., Class B	968,787	739,173
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	143,300	700,970
Industrial & Commercial Bank of China Ltd., Class H	1,086,000	772,428
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	220,100	735,390
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd.	52,706	730,411
JNBY Design Ltd.	170,500	238,963
Kweichow Moutai Co., Ltd., Class A	8,800	760,133
Longfor Group Holdings Ltd.	311,500	926,434
Luxshare Precision Industry Co., Ltd., Class A	352,400	723,589
Ping An Insurance Group Co of China Ltd., Class A	165,400	1,353,128
Ping An Insurance Group Co. of China Ltd., Class H	76,500	674,884
Shenzhen Expressway Co., Ltd., Class H	970,000	1,069,188
Shenzhen International Holdings Ltd.	390,500	752,318
Tencent Holdings Ltd.	25,500	1,022,048
Tencent Holdings Ltd. ADR	26,800	1,057,796
Wuliangye Yibin Co., Ltd., Class A	91,200	678,188

		24,482,134

France—0.8%
Kering S.A. ADR	16,700	780,808

Hong Kong—4.5%
AIA Group Ltd.	152,600	1,267,619
BOC Hong Kong Holdings Ltd.	187,000	694,093
HKBN Ltd.	502,500	761,811

	Shares	Value*

Techtronic Industries Co., Ltd.	195,000	$1,034,799
Xinyi Glass Holdings Ltd.	690,000	762,209

		4,520,531

Hungary—1.5%
MOL Hungarian Oil & Gas PLC	69,742	765,374
OTP Bank Nyrt	17,409	703,551

		1,468,925

India—9.5%
Cyient Ltd.	77,727	691,670
GAIL India Ltd. (e)	164,196	844,399
HCL Technologies Ltd.	49,499	683,888
HDFC Bank Ltd.	24,911	757,842
Hexaware Technologies Ltd.	150,656	716,252
Infosys Ltd.	112,035	1,059,587
Larsen & Toubro Infotech Ltd. (a)	31,844	785,610
Mphasis Ltd.	48,422	707,413
NIIT Technologies Ltd. (e)	43,701	718,667
Reliance Industries Ltd.	69,097	1,112,897
Sonata Software Ltd.	174,399	756,297
Tech Mahindra Ltd.	68,586	708,855

		9,543,377

Indonesia—2.1%
Bank Rakyat Indonesia Persero Tbk PT	3,940,300	1,003,824
Gudang Garam Tbk PT	191,500	1,115,810

		2,119,634

Korea (Republic of)—7.9%
Com2uS Corp.	5,555	644,806
Dentium Co., Ltd.	10,270	531,340
F&F Co., Ltd.	6,558	236,097
Hana Financial Group, Inc.	23,339	759,050
Hyundai Marine & Fire Insurance Co., Ltd.	21,914	804,758
Industrial Bank of Korea	60,124	757,205
Macquarie Korea Infrastructure Fund	104,188	867,455
Samsung Electronics Co., Ltd.	50,667	1,763,804
SK Holdings Co., Ltd.	2,820	657,996
SK Hynix, Inc.	16,850	918,603

		7,941,114

Malaysia—0.8%
Serba Dinamik Holdings Bhd.	893,200	817,898

Mexico—4.7%
Banco del Bajio S.A. (a)	388,300	755,586
Bolsa Mexicana de Valores S.A.B de C.V.	464,900	792,507
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	149,500	713,504
Grupo Financiero Banorte S.A.B de C.V., Class O	60,235	294,037
Mexichem S.A.B de C.V.	284,900	723,567
Prologis Property Mexico S.A. de C.V. REIT	450,646	694,828
Wal-Mart de Mexico S.A.B de C.V.	282,900	719,495

		4,693,524

Norway—0.7%
Bakkafrost P/F	13,701	670,589

Peru—0.8%
Credicorp Ltd.	3,601	798,234

Poland—0.7%
CCC S.A.	13,635	707,402

Russian Federation—3.6%
Gazprom Neft PJSC ADR	29,875	758,227
Lukoil PJSC (c)(d)	10,617	764,743
Moscow Exchange MICEX-RTS PJSC (c)(d)	515,424	603,046
Tatneft PJSC (c)(d)	72,969	776,390
TCS Group Holding PLC GDR	44,726	695,937

		3,598,343

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Singapore—3.2%
China Sunsine Chemical Holdings Ltd.	708,000	$656,052
DBS Group Holdings Ltd.	61,400	1,067,737
Singapore Technologies Engineering Ltd.	265,800	681,376
United Overseas Bank Ltd.	45,100	815,858

		3,221,023

South Africa—6.1%
Astral Foods Ltd.	48,733	541,711
FirstRand Ltd.	154,567	704,033
JSE Ltd.	70,779	814,469
Mondi Ltd.	34,994	753,790
Naspers Ltd., Class N	5,016	1,004,286
Naspers Ltd., Class N ADR	22,200	880,341
Old Mutual Ltd.	469,166	728,965
Santam Ltd.	31,444	647,872

		6,075,467

Taiwan—7.0%
Chipbond Technology Corp.	357,000	716,844
Getac Technology Corp.	657,000	857,104
Novatek Microelectronics Corp.	179,000	826,387
Taiwan Semiconductor Manufacturing Co., Ltd.	204,178	1,482,583
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,169	1,002,808
Tripod Technology Corp.	315,000	821,365
Wiwynn Corp.	69,334	621,594
WT Microelectronics Co., Ltd.	581,543	733,922

		7,062,607

Thailand—2.2%
PTT Global Chemical PCL NVDR	343,200	751,984
PTT PCL NVDR	503,300	709,797
Tisco Financial Group PCL NVDR	322,900	776,669

		2,238,450

Turkey—0.6%
Trakya Cam Sanayii AS	973,428	556,889

United Arab Emirates—0.9%
Dubai Islamic Bank PJSC (e)	646,914	880,649

United Kingdom—1.4%
Evraz PLC	111,488	682,694
Sands China Ltd.	169,200	737,883

		1,420,577

United States—3.0%
Broadcom, Inc.	3,500	889,980
Caterpillar, Inc.	5,800	737,006
Citigroup, Inc.	12,800	666,368
Intel Corp.	15,100	708,643

		3,001,997

Total Common Stock (cost—$98,655,388)		91,347,961

PREFERRED STOCK—5.8%

Brazil—2.9%
Banco do Estado do Rio Grande do Sul S.A., Class B	147,000	840,934
Itausa—Investimentos Itau S.A.	410,220	1,278,298
Petroleo Brasileiro S.A.	136,900	798,492

		2,917,724

	Shares	Value*

Korea (Republic of)—2.9%
LG Household & Health Care Ltd.	1,241	$730,693
Samsung Electronics Co., Ltd.	48,094	1,374,222
SK Innovation Co., Ltd.	6,844	725,050

		2,829,965

Total Preferred Stock (cost—$5,678,498)		5,747,689

Total Investments (cost—$104,333,886) (b)—97.0%		97,095,650

Other assets less liabilities—3.0%		3,041,206

Net Assets—100.0%		$100,136,856

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,282,236, representing 2.3% of net assets.

(b)	Securities with an aggregate value of $75,329,927, representing 75.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $2,144,179, representing 2.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2018 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	19.0%
Oil, Gas & Consumable Fuels	7.8%
Semiconductors & Semiconductor Equipment	6.5%
Insurance	6.4%
IT Services	5.4%
Technology Hardware, Storage & Peripherals	4.6%
Transportation Infrastructure	3.3%
Textiles, Apparel & Luxury Goods	3.2%
Capital Markets	3.1%
Electronic Equipment, Instruments & Components	2.3%
Beverages	2.2%
Chemicals	2.1%
Interactive Media & Services	2.1%
Software	2.1%
Metals & Mining	2.0%
Food Products	1.9%
Media	1.9%
Real Estate Management & Development	1.7%
Gas Utilities	1.6%
Machinery	1.4%
Tobacco	1.1%
Household Durables	1.0%
Road & Rail	0.8%
Energy Equipment & Services	0.8%
Auto Components	0.8%
Diversified Telecommunication Services	0.8%
Paper & Forest Products	0.8%
Electric Utilities	0.8%
Water Utilities	0.7%
Hotels, Restaurants & Leisure	0.7%
Personal Products	0.7%
Electrical Equipment	0.7%
Food & Staples Retailing	0.7%
Construction Materials	0.7%
Diversified Financial Services	0.7%
Pharmaceuticals	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Aerospace & Defense	0.7%
Wireless Telecommunication Services	0.7%
Industrial Conglomerates	0.7%
Building Products	0.6%
Healthcare Equipment & Supplies	0.5%
Other assets less liabilities	3.0%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Australia—8.5%
Beach Energy Ltd.	22,515	$21,272
CSR Ltd.	7,380	14,610
Hansen Technologies Ltd.	9,500	23,366
Magellan Financial Group Ltd.	1,200	19,911
Northern Star Resources Ltd.	6,105	39,851
Pendal Group Ltd.	4,000	22,484
Regis Resources Ltd.	8,500	28,948
Sandfire Resources NL	5,700	26,840
Service Stream Ltd.	20,640	25,593

		222,875

Austria—1.4%
Mayr Melnhof Karton AG	127	16,006
Oesterreichische Post AG	630	21,649

		37,655

Belgium—1.2%
Befimmo S.A. REIT	546	30,374

Canada—3.6%
AG Growth International, Inc.	540	18,512
BRP, Inc.	670	17,344
Canfor Pulp Products, Inc.	1,575	18,701
Enerplus Corp.	2,650	20,614
Martinrea International, Inc.	2,505	19,927

		95,098

China—3.8%
BOC Aviation Ltd. (a)	3,600	26,564
China Water Affairs Group Ltd.	32,000	34,229
Gemdale Properties & Investment Corp. Ltd.	138,000	13,036
Road King Infrastructure Ltd.	15,000	26,665

		100,494

France—3.0%
Alten S.A.	320	26,680
Gaztransport Et Technigaz S.A.	384	29,530
Metropole Television S.A.	1,447	23,277

		79,487

Hong Kong—5.9%
CITIC Telecom International Holdings Ltd.	87,000	30,531
Dah Sing Financial Holdings Ltd.	4,800	23,732
Giordano International Ltd.	54,000	25,475
Johnson Electric Holdings Ltd.	6,500	13,258
NagaCorp Ltd.	28,000	30,083
Xinyi Glass Holdings Ltd.	28,000	30,930

		154,009

Israel—1.8%
Israel Chemicals Ltd. (c)	4,800	27,168
Israel Discount Bank Ltd., Class A	6,580	20,303

		47,471

Italy—1.1%
A2A SpA	15,561	28,064

Japan—18.1%
Cosmo Energy Holdings Co., Ltd.	800	16,242
Daito Pharmaceutical Co., Ltd.	935	25,416
Hamakyorex Co., Ltd.	900	30,976
Haseko Corp.	2,100	21,990
Hioki EE Corp.	850	27,721
Horiba Ltd.	400	16,303
Invesco Office J-Reit, Inc. REIT	171	23,901
Invincible Investment Corp. REIT	67	27,634
Iwatani Corp.	800	26,686
JCU Corp.	600	7,611
Kyosan Electric Manufacturing Co., Ltd.	4,500	17,280
Maruwa Co., Ltd.	385	19,689

	Shares	Value*

Medipal Holdings Corp.	1,500	$32,091
Morita Holdings Corp.	1,440	23,591
Nippon Carbon Co., Ltd.	300	10,926
Nitta Corp.	775	22,767
NSD Co., Ltd.	1,380	26,558
One REIT, Inc. REIT	14	33,998
Towa Pharmaceutical Co., Ltd.	420	29,268
Tsubakimoto Chain Co.	600	19,622
V Technology Co., Ltd.	145	16,363

		476,633

Korea (Republic of)—0.6%
Huchems Fine Chemical Corp.	763	16,432

Mexico—3.0%
Bolsa Mexicana de Valores S.A.B de C.V.	18,500	31,537
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	600	22,812
Ternium S.A. ADR	900	24,390

		78,739

Netherlands—1.3%
Euronext NV (a)	576	33,188

New Zealand—1.0%
Summerset Group Holdings Ltd.	6,200	26,533

Norway—1.8%
Bakkafrost P/F	450	22,025
Ocean Yield ASA	3,650	25,020

		47,045

Peru—1.2%
Cia de Minas Buenaventura SAA ADR	1,900	30,818

Philippines—1.1%
DMCI Holdings, Inc.	124,500	30,250

Portugal—0.8%
Semapa-Sociedade de Investimento e Gestao	1,400	21,032

Russian Federation—0.9%
TCS Group Holding PLC GDR	1,500	23,340

Singapore—6.4%
China Sunsine Chemical Holdings Ltd.	26,000	24,092
HRnetgroup Ltd.	42,800	25,154
Mapletree Commercial Trust REIT	26,900	32,549
Mapletree Industrial Trust REIT	19,500	27,349
Parkway Life Real Estate Investment Trust REIT	13,500	26,041
Sheng Siong Group Ltd.	43,200	33,580

		168,765

South Africa—2.3%
Astral Foods Ltd.	1,500	16,674
JSE Ltd.	2,000	23,014
Reunert Ltd.	4,500	22,151

		61,839

Spain—3.4%
Cia de Distribucion Integral Logista Holdings S.A.	1,257	31,453
Grupo Catalana Occidente S.A.	707	26,448
Lar Espana Real Estate Socimi S.A. REIT	3,562	30,375

		88,276

Sweden—2.5%
Concentric AB	1,700	22,979
Loomis AB, Class B	724	23,338
Stillfront Group AB (c)	1,339	19,836

		66,153

Switzerland—2.0%
Cembra Money Bank AG	399	31,658
Georg Fischer AG	25	20,057

		51,715

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

United Kingdom—21.8%
Begbies Traynor Group PLC	34,652	$28,985
Brewin Dolphin Holdings PLC	5,700	23,408
Britvic PLC	2,546	25,930
Charter Court Financial Services Group PLC (a)	7,200	22,943
Computacenter PLC	1,325	16,997
Consort Medical PLC	1,476	17,779
Forterra PLC (a)	7,300	20,842
Georgia Capital PLC (c)	741	9,643
Hays PLC	13,100	23,386
Hill & Smith Holdings PLC	1,708	26,140
Howden Joinery Group PLC	4,500	24,968
J D Wetherspoon PLC	1,730	24,519
Johnson Service Group PLC	16,400	24,497
Morgan Advanced Materials PLC	8,100	27,173
OneSavings Bank PLC	5,900	26,317
PayPoint PLC	2,134	22,048
Redde PLC	12,500	27,014
Redrow PLC	3,700	23,176
RPC Group PLC	2,613	21,723
Sirius Real Estate Ltd.	33,837	25,877
Spirent Communications PLC	17,959	27,102
Synthomer PLC	5,154	23,463
Tullow Oil PLC (c)	9,400	21,371
Tyman PLC	6,600	19,769
XP Power Ltd.	680	18,245

		573,315

United States—1.0%
Travelport Worldwide Ltd.	1,700	26,554

Total Investments (cost—$2,827,195) (b)—99.5%		2,616,154

Other assets less liabilities—0.5%		13,260

Net Assets—100.0%		$2,629,414

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $103,537, representing 3.9% of net assets.

(b)	Securities with an aggregate value of $2,035,571, representing 77.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	8.8%
Metals & Mining	6.7%
Capital Markets	6.2%
Machinery	5.9%
Oil, Gas & Consumable Fuels	4.1%
Chemicals	3.8%
Electronic Equipment, Instruments & Components	3.7%
Trading Companies & Distributors	3.0%
Professional Services	2.9%
IT Services	2.7%
Commercial Services & Supplies	2.7%
Banks	2.6%
Real Estate Management & Development	2.5%
Healthcare Providers & Services	2.2%
Road & Rail	2.2%
Pharmaceuticals	2.1%
Hotels, Restaurants & Leisure	2.1%
Air Freight & Logistics	2.0%
Industrial Conglomerates	2.0%
Auto Components	1.9%
Software	1.9%
Thrifts & Mortgage Finance	1.9%
Household Durables	1.7%
Electrical Equipment	1.6%
Paper & Forest Products	1.5%
Food Products	1.5%
Containers & Packaging	1.4%
Construction Materials	1.3%
Water Utilities	1.3%
Food & Staples Retailing	1.3%
Consumer Finance	1.2%
Diversified Telecommunication Services	1.2%
Multi-Utilities	1.1%
Communications Equipment	1.0%
Insurance	1.0%
Beverages	1.0%
Construction & Engineering	1.0%
Specialty Retail	1.0%
Energy Equipment & Services	0.9%
Media	0.9%
Transportation Infrastructure	0.9%
Entertainment	0.7%
Building Products	0.7%
Healthcare Equipment & Supplies	0.7%
Leisure Equipment & Products	0.7%
Other assets less liabilities	0.5%

100.0%

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—81.1%

U.S. Treasury Notes,
0.875%, 7/31/19	$3,800	$3,764,078
1.00%, 6/30/19	3,800	3,772,391
1.00%, 8/31/19	3,800	3,759,625
1.00%, 9/30/19	3,800	3,754,281
1.25%, 4/30/19	3,800	3,784,859
1.25%, 5/31/19	3,800	3,781,000
1.25%, 10/31/19	3,900	3,855,821

Total U.S. Treasury Obligations (cost—$26,464,658)		26,472,055

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $1,461,041; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $1,493,242 including accrued interest (cost—$1,461,000)	1,461	1,461,000

Total Investments (cost—$27,925,658)—85.6%		27,933,055

Other assets less liabilities (a)—14.4%		4,693,512

Net Assets—100.0%		$32,626,567

Notes to Consolidated Schedule of Investments:

(a)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year Japanese Government Bond	5	3/13/19	JPY	500,000		$6,956	$27,805
10-Year U.S. Treasury Note	103	3/20/19		$10,300		12,568	117,906
Aluminum†	12	1/16/19		—	(c)	547	(36,445)
Aluminum†	20	2/20/19		1		918	(44,950)
Aluminum†	1	3/20/19		—	(c)	46	(2,048)
Australia Government 10-Year Bond	76	3/15/19	AUD	7,600		7,102	52,937
Bovespa Index	5	2/13/19	BRL	—	(c)	114	992
Canada Government 10-Year Bond	53	3/20/19	CAD	5,300		5,310	53,646
Cattle Feeder†	3	5/23/19		$150		221	726
CBOE Volatility Index	26	2/13/19		26		579	(71)
Cocoa†	3	9/13/19		—	(c)	74	(172)
Euro-BTP 10-Year Bond	4	3/7/19	EUR	400		5,858	1,278
Euro-Bund 10-Year Bond	13	3/7/19		1300		2,436	8,005
Euro-OAT	14	3/7/19		1,400		2,419	(4,830)
Live Cattle†	7	8/30/19		$280		320	2,013
Natural Gas†	9	3/27/19		90		241	(12,260)
Nickel†	8	1/16/19		—	(c)	510	(34,326)
Nickel†	13	2/18/19		—	(c)	831	(13,660)
United Kingdom Government 10-Year Gilt	20	3/27/19	GBP	2,000		3,140	9,273

							$125,819

Short position contracts:
Aluminum†	(12)	1/16/19	$	(—	)(c)	$(547)	$51,803
Aluminum†	(20)	2/20/19		(1)		(918)	49,112
Aluminum†	(21)	3/20/19		(1)		(970)	39,234
Arabica Coffee†	(21)	9/18/19		(788)		(871)	48,985
Australian Dollar	(17)	3/18/19		(1,700)		(1,199)	30,345
BIST 30 Index	(142)	2/28/19	TRY	(14)		(317)	1,456
British Pound	(36)	3/18/19		$(2,250)		(2,878)	(21,134)
Canadian Dollar	(21)	3/19/19		(2,100)		(1,544)	26,514
Copper†	(14)	7/29/19		(350)		(924)	59,052
Corn†	(10)	7/12/19		(50)		(195)	(1,705)

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2018 (unaudited) (continued)

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Cotton†	(19)	12/6/19		$(950)		$(696)	$21,865
E-mini S&P 500 Index	(17)	3/15/19		(1)		(2,129)	(17,646)
Euro Currency	(29)	3/18/19		(3,625)		(4,177)	(24,102)
FTSE 100 Index	(16)	3/15/19	GBP	(—	)(c)	(1,358)	268
FTSE China A50 Index	(24)	1/30/19	$	(—	)(c)	(250)	46
FTSE/JSE Top 40 Index	(10)	3/20/19	ZAR	(—	)(c)	(327)	(10,200)
FTSE/MIB Index	(5)	3/15/19	EUR	(—	)(c)	(521)	11,852
Low Sulphur Gas Oil†	(10)	3/12/19		$(1)		(512)	45,548
Gold 100 Oz.†	(2)	6/26/19		(—	)(c)	(259)	(10,705)
IBEX 35 Index	(6)	1/18/19	EUR	(—	)(c)	(586)	7,946
Japanese Yen	(46)	3/18/19		$(58)		(5,273)	(169,048)
KC HRW Wheat†	(13)	7/12/19		(65)		(333)	3,961
Lean Hogs†	(3)	6/14/19		(120)		(98)	158
Live Cattle†	(2)	6/28/19		(80)		(94)	(2,684)
Mini DAX European Index	(24)	3/15/19	EUR	(—	)(c)	(1,452)	17,591
MSCI Taiwan Index	(7)	1/29/19		$(1)		(252)	(3,034)
New Zealand Dollar	(12)	3/18/19		(1,200)		(806)	17,728
Nickel†	(8)	1/16/19		(—	)(c)	(510)	62,691
Nickel†	(13)	2/18/19		(—	)(c)	(831)	39,266
Nickel†	(14)	3/20/19		(—	)(c)	(897)	12,054
Platinum†	(23)	7/29/19		(1)		(926)	(5,324)
S&P/TSX 60 Index	(6)	3/14/19	CAD	(1)		(754)	(2,785)
Silver†	(6)	7/29/19		$(30)		(471)	(33,105)
Soybean†	(9)	7/12/19		(45)		(414)	(5,090)
SPI 200 Index	(5)	3/21/19	AUD	(—	)(c)	(490)	(5,613)
Sugar No. 11†	(24)	9/30/19		$(2,688)		(337)	23,570
TOPIX Index	(23)	3/7/19	JPY	(230)		(3,134)	79,811
WTI Crude Oil†	(10)	3/20/19		$(10)		(461)	48,526

							$387,207

							$513,026

†	All or a portion of this security is owned by AllianzGI PerformanceFee Managed Futures Strategy Offshore Fund Ltd. which is a wholly-owned subsidiary of the Fund.

Credit default swaps agreements outstanding at December 31, 2018:

Centrally cleared buy protection swap agreements(1) :

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.NA.HY.31 Index	$4,500	3.87%	12/20/23	(5.00)%	Quarterly	$(97,199)	$(211,440)	$114,241

Centrally cleared sell protection swap agreements(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.HY.31 Index	$1,200	3.87%	12/20/23	5.00%	Quarterly	$25,920	$71,910	$(45,990)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2018 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b)	At December 31, 2018, the Fund pledged $4,498,690 in cash as collateral for futures contracts and $262,423 as collateral for swaps contracts.
(c)	Notional amount rounds to less than 500.

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2018 (unaudited) (continued)

Glossary:

AUD—Australian Dollar

BIST—Borsa Istanbul

CAD—Canadian Dollar

CBOE—Chicago Board Options Exchange

CDX—Credit Derivatives Index

FTSE—Financial Times Stock Exchange

GBP—British Pound

ICE—Intercontinental Exchange

JPY—Japanese Yen

JSE—Johannesburg Stock Exchange Limited

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OTC—Over-the-Counter

TOPIX—Tokyo Stock Price Index

TRY—Turkish Lira

WTI—West Texas Intermediate

ZAR—South African Rand

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2018 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—99.0%

iShares Core S&P 500 (a) (cost—$78,825,781)	283,166	$71,247,397

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $864,024; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $885,067 including accrued interest (cost—$864,000)	$864	864,000

Total Options Purchased -1.0% (cost—$543,180) (b)(c)(d)		733,590

Total Investments, before options written (cost—$80,232,961)—101.2%		72,844,987

Total Options Written—(1.6)% (premiums received—$2,192,736) (b)(c)(d)		(1,163,709)

Total Investments, net of options written (cost—$78,040,225)—99.6%		71,681,278

Other assets less other liabilities—0.4%		305,934

Net Assets—100.0%		$71,987,212

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2018:

Options purchased contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Nasdaq 100 Stock Index	8,500.00 USD	1/4/19	2	$200	$60	$23	$37
Nasdaq 100 Stock Index	8,500.00 USD	1/16/19	1	100	32	11	21
Nasdaq 100 Stock Index	9,000.00 USD	1/18/19	3	300	8	80	(72)
Russell 2000 Index	1,580.00 USD	1/4/19	1	100	8	1,584	(1,576)
Russell 2000 Index	1,830.00 USD	1/4/19	5	500	25	81	(56)
Russell 2000 Index	1,835.00 USD	1/4/19	10	1,000	50	139	(89)
Russell 2000 Index	1,870.00 USD	1/4/19	2	200	10	31	(21)
Russell 2000 Index	1,630.00 USD	1/11/19	5	500	37	56	(19)
Russell 2000 Index	1,755.00 USD	1/11/19	5	500	37	81	(44)
Russell 2000 Index	1,580.00 USD	1/18/19	1	100	13	2,118	(2,105)
Russell 2000 Index	1,835.00 USD	1/18/19	5	500	37	81	(44)
Russell 2000 Index	1,850.00 USD	1/18/19	5	500	25	102	(77)
Russell 2000 Index	1,880.00 USD	1/18/19	7	700	35	106	(71)
Russell 2000 Index	1,750.00 USD	1/25/19	5	500	37	56	(19)
Russell 2000 Index	1,780.00 USD	1/25/19	5	500	37	131	(94)
Russell 2000 Index	1,835.00 USD	1/25/19	5	500	37	81	(44)
Russell 2000 Index	1,600.00 USD	1/31/19	1	100	23	1,877	(1,854)
Russell 2000 Index	1,760.00 USD	1/31/19	5	500	37	81	(44)
Russell 2000 Index	1,885.00 USD	1/31/19	4	400	30	46	(16)
Russell 2000 Index	1,900.00 USD	1/31/19	2	200	15	39	(24)
Russell 2000 Index	1,610.00 USD	2/15/19	1	100	50	2,004	(1,954)
Russell 2000 Index	1,870.00 USD	2/15/19	6	600	45	97	(52)
Russell 2000 Index	2,050.00 USD	2/15/19	2	200	15	13	2
Russell 2000 Index	1,600.00 USD	2/28/19	1	100	97	2,670	(2,573)
Russell 2000 Index	2,050.00 USD	2/28/19	2	200	15	57	(42)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Russell 2000 Index	1,740.00 USD	3/15/19	7	$700	$157	$253	$(96)
S&P 500 Index	3,100.00 USD	1/4/19	4	400	10	65	(55)
S&P 500 Index	2,500.00 USD	1/7/19	3	300	10,395	8,378	2,017
S&P 500 Index	2,550.00 USD	1/7/19	6	600	7,590	7,276	314
S&P 500 Index	2,800.00 USD	1/7/19	4	400	10	2,508	(2,498)
S&P 500 Index	3,100.00 USD	1/7/19	4	400	10	65	(55)
S&P 500 Index	2,500.00 USD	1/11/19	3	300	13,740	10,238	3,502
S&P 500 Index	2,575.00 USD	1/11/19	3	300	4,065	3,788	277
S&P 500 Index	2,600.00 USD	1/11/19	6	600	4,710	4,456	254
S&P 500 Index	2,650.00 USD	1/11/19	1	100	217	3,398	(3,181)
S&P 500 Index	3,200.00 USD	1/11/19	2	200	15	12	3
S&P 500 Index	2,550.00 USD	1/14/19	6	600	14,490	10,575	3,915
S&P 500 Index	2,575.00 USD	1/14/19	9	900	13,995	8,996	4,999
S&P 500 Index	2,600.00 USD	1/14/19	12	1,200	11,340	9,360	1,980
S&P 500 Index	2,450.00 USD	1/18/19	9	900	79,065	30,623	48,442
S&P 500 Index	2,475.00 USD	1/18/19	20	2,000	140,900	63,746	77,154
S&P 500 Index	2,500.00 USD	1/18/19	16	1,600	87,760	37,161	50,599
S&P 500 Index	2,525.00 USD	1/18/19	5	500	20,575	13,878	6,697
S&P 500 Index	2,550.00 USD	1/18/19	3	300	8,880	6,578	2,302
S&P 500 Index	2,600.00 USD	1/18/19	20	2,000	26,300	17,996	8,304
S&P 500 Index	2,625.00 USD	1/18/19	5	500	4,025	3,213	812
S&P 500 Index	2,820.00 USD	1/18/19	2	200	45	1,621	(1,576)
S&P 500 Index	2,950.00 USD	1/18/19	1	100	8	1,341	(1,333)
S&P 500 Index	3,150.00 USD	1/18/19	2	200	5	32	(27)
S&P 500 Index	3,225.00 USD	1/18/19	5	500	13	57	(44)
S&P 500 Index	3,250.00 USD	1/18/19	3	300	8	34	(26)
S&P 500 Index	3,400.00 USD	1/18/19	2	200	5	32	(27)
S&P 500 Index	2,450.00 USD	1/25/19	14	1,400	134,260	60,236	74,024
S&P 500 Index	2,500.00 USD	1/25/19	6	600	37,950	14,193	23,757
S&P 500 Index	2,550.00 USD	1/25/19	5	500	18,600	12,568	6,032
S&P 500 Index	3,150.00 USD	1/25/19	5	500	13	57	(44)
S&P 500 Index	3,200.00 USD	1/25/19	7	700	18	69	(51)
S&P 500 Index	3,000.00 USD	1/31/19	1	100	8	866	(858)
S&P 500 Index	3,100.00 USD	1/31/19	5	500	13	32	(19)
S&P 500 Index	3,250.00 USD	1/31/19	2	200	5	12	(7)
S&P 500 Index	3,400.00 USD	1/31/19	7	700	18	134	(116)
S&P 500 Index	3,000.00 USD	2/15/19	1	100	20	1,138	(1,118)
S&P 500 Index	3,500.00 USD	2/15/19	2	200	5	32	(27)
S&P 500 Index	3,000.00 USD	2/28/19	1	100	42	1,403	(1,361)
S&P 500 Index	3,500.00 USD	2/28/19	2	200	5	52	(47)

	Total call options				$640,105	$348,117	$291,988

Put options:
Russell 2000 Index	800.00 USD	1/4/19	5	$500	$13	$57	$(44)
Russell 2000 Index	820.00 USD	1/4/19	2	200	5	32	(27)
Russell 2000 Index	800.00 USD	1/11/19	2	200	20	22	(2)
Russell 2000 Index	730.00 USD	2/1/19	2	200	25	62	(37)
Russell 2000 Index	670.00 USD	3/15/19	12	1,200	330	495	(165)
S&P 500 Index	1,100.00 USD	1/4/19	24	2,400	120	500	(380)
S&P 500 Index	1,300.00 USD	1/4/19	89	8,900	445	1,416	(971)
S&P 500 Index	1,400.00 USD	1/4/19	66	6,600	330	1,095	(765)
S&P 500 Index	1,450.00 USD	1/4/19	43	4,300	215	714	(499)
S&P 500 Index	2,450.00 USD	1/4/19	2	200	2,150	14,269	(12,119)
S&P 500 Index	2,500.00 USD	1/4/19	1	100	2,575	2,337	238
S&P 500 Index	2,600.00 USD	1/4/19	1	100	9,665	3,629	6,036
S&P 500 Index	2,460.00 USD	1/7/19	1	100	1,665	8,012	(6,347)
S&P 500 Index	2,600.00 USD	1/7/19	1	100	9,790	4,689	5,101
S&P 500 Index	1,000.00 USD	1/11/19	7	700	18	114	(96)
S&P 500 Index	1,050.00 USD	1/11/19	36	3,600	90	597	(507)
S&P 500 Index	1,300.00 USD	1/11/19	151	15,100	377	2,810	(2,433)
S&P 500 Index	1,350.00 USD	1/11/19	86	8,600	430	1,899	(1,469)
S&P 500 Index	1,400.00 USD	1/11/19	85	8,500	637	1,794	(1,157)
S&P 500 Index	1,450.00 USD	1/11/19	54	5,400	405	1,376	(971)
S&P 500 Index	1,750.00 USD	1/11/19	31	3,100	542	2,983	(2,441)
S&P 500 Index	2,450.00 USD	1/11/19	1	100	2,395	8,444	(6,049)
S&P 500 Index	2,600.00 USD	1/11/19	1	100	10,255	4,803	5,452
S&P 500 Index	850.00 USD	1/18/19	37	3,700	93	799	(706)
S&P 500 Index	1,000.00 USD	1/18/19	94	9,400	235	2,107	(1,872)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,025.00 USD	1/18/19	47	$4,700	$235	$924	$(689)
S&P 500 Index	1,050.00 USD	1/18/19	57	5,700	285	1,240	(955)
S&P 500 Index	1,075.00 USD	1/18/19	57	5,700	285	1,211	(926)
S&P 500 Index	1,200.00 USD	1/18/19	32	3,200	240	1,056	(816)
S&P 500 Index	1,300.00 USD	1/18/19	26	2,600	325	637	(312)
S&P 500 Index	1,750.00 USD	1/18/19	296	29,600	12,580	38,845	(26,265)
S&P 500 Index	2,350.00 USD	1/18/19	10	1,000	13,150	72,526	(59,376)
S&P 500 Index	800.00 USD	1/25/19	9	900	23	239	(216)
S&P 500 Index	850.00 USD	1/25/19	32	3,200	80	748	(668)
S&P 500 Index	900.00 USD	1/25/19	16	1,600	80	399	(319)
S&P 500 Index	975.00 USD	1/25/19	39	3,900	292	841	(549)
S&P 500 Index	1,000.00 USD	1/25/19	30	3,000	225	718	(493)
S&P 500 Index	2,600.00 USD	1/25/19	1	100	11,195	5,086	6,109
S&P 500 Index	1,000.00 USD	1/31/19	2	200	15	109	(94)
S&P 500 Index	2,600.00 USD	1/31/19	1	100	11,650	5,429	6,221

	Total put options				$93,485	$195,063	$(101,578)

Total options purchased contracts					$733,590	$543,180	$190,410

Options written contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	30.00 USD	1/9/19	24	$(2,400)	$(1,380)	$(1,282)	$(98)
CBOE SPX Volatility Index	27.00 USD	1/16/19	72	(7,200)	(8,100)	(5,081)	(3,019)
CBOE SPX Volatility Index	28.00 USD	1/16/19	155	(15,500)	(14,338)	(7,735)	(6,603)
CBOE SPX Volatility Index	29.00 USD	1/16/19	38	(3,800)	(2,850)	(2,529)	(321)
CBOE SPX Volatility Index	30.00 USD	1/16/19	295	(29,500)	(18,438)	(18,009)	(429)
CBOE SPX Volatility Index	32.50 USD	1/16/19	190	(19,000)	(8,075)	(10,136)	2,061
CBOE SPX Volatility Index	35.00 USD	1/16/19	209	(20,900)	(6,270)	(11,615)	5,345
CBOE SPX Volatility Index	30.00 USD	1/23/19	85	(8,500)	(5,313)	(4,201)	(1,112)
CBOE SPX Volatility Index	35.00 USD	1/23/19	288	(28,800)	(10,800)	(12,318)	1,518
CBOE SPX Volatility Index	30.00 USD	2/13/19	48	(4,800)	(3,840)	(4,569)	729
CBOE SPX Volatility Index	35.00 USD	2/13/19	50	(5,000)	(2,125)	(2,723)	598
CBOE SPX Volatility Index	37.50 USD	2/13/19	521	(52,100)	(16,933)	(26,529)	9,596
CBOE SPX Volatility Index	40.00 USD	2/13/19	384	(38,400)	(10,560)	(19,728)	9,168
CBOE SPX Volatility Index	47.50 USD	2/13/19	69	(6,900)	(1,035)	(2,993)	1,958
CBOE SPX Volatility Index	35.00 USD	3/19/19	141	(14,100)	(7,403)	(12,080)	4,677
CBOE SPX Volatility Index	37.50 USD	3/19/19	67	(6,700)	(3,015)	(4,889)	1,874
CBOE SPX Volatility Index	40.00 USD	3/19/19	263	(26,300)	(9,205)	(16,873)	7,668
CBOE SPX Volatility Index	42.50 USD	3/19/19	151	(15,100)	(4,153)	(8,399)	4,246
CBOE SPX Volatility Index	47.50 USD	3/19/19	69	(6,900)	(1,552)	(3,202)	1,650
CBOE SPX Volatility Index	35.00 USD	4/17/19	329	(32,900)	(18,918)	(23,734)	4,816
CBOE SPX Volatility Index	37.50 USD	4/17/19	95	(9,500)	(4,513)	(7,453)	2,940
iPATH S&P 500 VIX Short-Term	49.00 USD	1/4/19	47	(4,700)	(3,079)	(2,517)	(562)
iPATH S&P 500 VIX Short-Term	49.00 USD	1/10/19	19	(1,900)	(2,736)	(1,148)	(1,588)
iPATH S&P 500 VIX Short-Term	50.00 USD	1/11/19	59	(5,900)	(6,874)	(6,693)	(181)
iPATH S&P 500 VIX Short-Term	55.00 USD	1/11/19	53	(5,300)	(1,935)	(5,746)	3,811
iPATH S&P 500 VIX Short-Term	56.00 USD	1/17/19	42	(4,200)	(2,512)	(3,041)	529
iPATH S&P 500 VIX Short-Term	50.00 USD	1/18/19	16	(1,600)	(2,784)	(583)	(2,201)
iPATH S&P 500 VIX Short-Term	52.00 USD	1/18/19	73	(7,300)	(8,979)	(4,349)	(4,630)
iPATH S&P 500 VIX Short-Term	57.00 USD	1/24/19	67	(6,700)	(4,983)	(8,302)	3,319
iPATH S&P 500 VIX Short-Term	55.00 USD	1/25/19	46	(4,600)	(4,531)	(7,012)	2,481
iPATH S&P 500 VIX Short-Term	56.00 USD	1/25/19	75	(7,500)	(6,338)	(10,056)	3,718
iPATH S&P 500 VIX Short-Term	57.00 USD	1/25/19	50	(5,000)	(3,650)	(7,521)	3,871
iPATH S&P 500 VIX Short-Term	58.05 USD	1/25/19	100	(10,000)	(6,593)	(11,741)	5,148
iPATH S&P 500 VIX Short-Term	63.00 USD	1/25/19	67	(6,700)	(1,977)	(5,295)	3,318
iPATH S&P 500 VIX Short-Term	65.00 USD	1/25/19	66	(6,600)	(1,485)	(7,504)	6,019
iPATH S&P 500 VIX Short-Term	60.00 USD	2/1/19	48	(4,800)	(3,840)	(8,564)	4,724
iPATH S&P 500 VIX Short-Term	61.95 USD	2/15/19	58	(5,800)	(4,545)	(9,536)	4,991
iPATH S&P 500 VIX Short-Term	65.00 USD	2/15/19	41	(4,100)	(3,485)	(6,167)	2,682
Nasdaq 100 Stock Index	7,250.00 USD	1/4/19	1	(100)	(35)	(1,349)	1,314
Nasdaq 100 Stock Index	7,550.00 USD	1/4/19	1	(100)	(30)	(727)	697
Nasdaq 100 Stock Index	6,875.00 USD	1/16/19	1	(100)	(655)	(1,446)	791
Nasdaq 100 Stock Index	6,950.00 USD	1/18/19	1	(100)	(450)	(1,126)	676

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Nasdaq 100 Stock Index	6,975.00 USD	1/25/19	1	$(100)	$(905)	$(1,371)	$466
Russell 2000 Index	1,570.00 USD	1/4/19	5	(500)	(37)	(1,847)	1,810
Russell 2000 Index	1,630.00 USD	1/4/19	3	(300)	(22)	(1,491)	1,469
Russell 2000 Index	1,490.00 USD	1/11/19	5	(500)	(150)	(2,162)	2,012
Russell 2000 Index	1,625.00 USD	1/11/19	5	(500)	(37)	(1,537)	1,500
Russell 2000 Index	1,640.00 USD	1/11/19	2	(200)	(15)	(821)	806
Russell 2000 Index	1,650.00 USD	1/11/19	5	(500)	(37)	(1,603)	1,566
Russell 2000 Index	1,595.00 USD	1/18/19	5	(500)	(50)	(2,664)	2,614
Russell 2000 Index	1,630.00 USD	1/18/19	5	(500)	(12)	(1,537)	1,525
Russell 2000 Index	1,640.00 USD	1/18/19	3	(300)	(30)	(1,969)	1,939
Russell 2000 Index	1,510.00 USD	1/25/19	5	(500)	(487)	(2,803)	2,316
Russell 2000 Index	1,550.00 USD	1/25/19	5	(500)	(175)	(2,587)	2,412
Russell 2000 Index	1,590.00 USD	1/25/19	5	(500)	(75)	(1,849)	1,774
Russell 2000 Index	1,610.00 USD	1/31/19	4	(400)	(80)	(1,552)	1,472
Russell 2000 Index	1,660.00 USD	1/31/19	3	(300)	(37)	(1,775)	1,738
Russell 2000 Index	1,680.00 USD	1/31/19	5	(500)	(50)	(1,902)	1,852
Russell 2000 Index	1,670.00 USD	2/15/19	3	(300)	(52)	(2,075)	2,023
Russell 2000 Index	1,690.00 USD	2/15/19	6	(600)	(60)	(2,730)	2,670
Russell 2000 Index	1,670.00 USD	2/28/19	3	(300)	(97)	(2,668)	2,571
S&P 500 Index	2,870.00 USD	1/7/19	8	(800)	(20)	(959)	939
S&P 500 Index	2,730.00 USD	1/11/19	3	(300)	(90)	(3,073)	2,983
S&P 500 Index	2,890.00 USD	1/18/19	4	(400)	(30)	(821)	791
S&P 500 Index	3,050.00 USD	1/18/19	3	(300)	(7)	(832)	825
S&P 500 Index	3,100.00 USD	2/15/19	3	(300)	(22)	(928)	906
S&P 500 Index	3,100.00 USD	2/28/19	3	(300)	(37)	(1,243)	1,206

	Total call options				$(232,926)	$(361,300)	$128,374

Put options:
Russell 2000 Index	1,070.00 USD	3/15/19	6	$(600)	$(3,360)	$(8,569)	$5,209
Russell 2000 Index	1,080.00 USD	3/15/19	6	(600)	(3,660)	(9,439)	5,779
S&P 500 Index	2,300.00 USD	1/4/19	4	(400)	(310)	(7,466)	7,156
S&P 500 Index	2,430.00 USD	1/4/19	2	(200)	(1,490)	(2,264)	774
S&P 500 Index	2,510.00 USD	1/4/19	2	(200)	(6,030)	(887)	(5,143)
S&P 500 Index	2,300.00 USD	1/7/19	2	(200)	(325)	(4,274)	3,949
S&P 500 Index	2,500.00 USD	1/7/19	2	(200)	(5,950)	(4,625)	(1,325)
S&P 500 Index	2,300.00 USD	1/11/19	2	(200)	(950)	(6,125)	5,175
S&P 500 Index	2,490.00 USD	1/11/19	2	(200)	(7,330)	(4,057)	(3,273)
S&P 500 Index	2,275.00 USD	1/14/19	6	(600)	(2,670)	(4,472)	1,802
S&P 500 Index	2,250.00 USD	1/16/19	6	(600)	(2,820)	(4,562)	1,742
S&P 500 Index	2,270.00 USD	1/16/19	6	(600)	(3,360)	(4,796)	1,436
S&P 500 Index	2,350.00 USD	1/18/19	10	(1,000)	(13,850)	(30,216)	16,366
S&P 500 Index	2,380.00 USD	1/22/19	8	(800)	(47,173)	(15,780)	(31,393)
S&P 500 Index	2,480.00 USD	1/25/19	2	(200)	(9,790)	(5,208)	(4,582)
S&P 500 Index	2,170.00 USD	1/31/19	5	(500)	(3,175)	(12,081)	8,906
S&P 500 Index	2,480.00 USD	1/31/19	2	(200)	(10,990)	(5,766)	(5,224)
S&P 500 Index	2,200.00 USD	2/8/19	1	(100)	(1,065)	(1,241)	176
S&P 500 Index	2,230.00 USD	2/8/19	1	(100)	(1,285)	(1,347)	62
S&P 500 Index	2,240.00 USD	2/8/19	1	(100)	(1,375)	(1,473)	98
S&P 500 Index	2,150.00 USD	2/15/19	11	(1,100)	(10,505)	(23,677)	13,172
S&P 500 Index	2,175.00 USD	2/15/19	9	(900)	(10,035)	(20,137)	10,102
S&P 500 Index	2,200.00 USD	2/15/19	9	(900)	(11,655)	(20,497)	8,842
S&P 500 Index	2,250.00 USD	2/15/19	4	(400)	(7,060)	(13,110)	6,050
S&P 500 Index	2,270.00 USD	2/15/19	15	(1,500)	(30,075)	(53,196)	23,121
S&P 500 Index	2,000.00 USD	2/28/19	4	(400)	(2,300)	(7,210)	4,910
S&P 500 Index	2,025.00 USD	2/28/19	4	(400)	(2,620)	(8,054)	5,434
S&P 500 Index	2,090.00 USD	2/28/19	7	(700)	(6,510)	(14,017)	7,507
S&P 500 Index	2,120.00 USD	2/28/19	36	(3,600)	(39,420)	(121,821)	82,401
S&P 500 Index	2,125.00 USD	2/28/19	17	(1,700)	(19,125)	(45,015)	25,890
S&P 500 Index	2,130.00 USD	2/28/19	15	(1,500)	(17,325)	(49,492)	32,167
S&P 500 Index	2,175.00 USD	2/28/19	7	(700)	(10,395)	(19,582)	9,187
S&P 500 Index	2,200.00 USD	2/28/19	10	(1,000)	(17,150)	(31,064)	13,914
S&P 500 Index	2,060.00 USD	3/15/19	21	(2,100)	(22,785)	(48,876)	26,091
S&P 500 Index	2,075.00 USD	3/15/19	9	(900)	(10,575)	(27,535)	16,960
S&P 500 Index	2,090.00 USD	3/15/19	7	(700)	(8,925)	(22,823)	13,898
S&P 500 Index	2,100.00 USD	3/15/19	39	(3,900)	(52,065)	(120,349)	68,284
S&P 500 Index	2,110.00 USD	3/15/19	6	(600)	(8,460)	(16,904)	8,444
S&P 500 Index	2,125.00 USD	3/15/19	19	(1,900)	(28,975)	(56,780)	27,805
S&P 500 Index	1,990.00 USD	3/29/19	12	(1,200)	(11,460)	(28,877)	17,417

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,030.00 USD	3/29/19	13	(1,300)	(15,015)	(38,511)	23,496
S&P 500 Index	2,040.00 USD	3/29/19	7	(700)	(8,505)	(21,444)	12,939
S&P 500 Index	2,050.00 USD	3/29/19	32	(3,200)	(40,800)	(114,887)	74,087
S&P 500 Index	2,060.00 USD	3/29/19	33	(3,300)	(44,385)	(110,309)	65,924
S&P 500 Index	2,075.00 USD	3/29/19	4	(400)	(5,780)	(10,390)	4,610
S&P 500 Index	2,100.00 USD	3/29/19	1	(100)	(1,635)	(2,897)	1,262
S&P 500 Index	2,110.00 USD	3/29/19	10	(1,000)	(17,250)	(35,454)	18,204
S&P 500 Index	2,050.00 USD	4/18/19	48	(4,800)	(81,840)	(145,454)	63,614
S&P 500 Index	2,060.00 USD	4/18/19	1	(100)	(1,785)	(3,021)	1,236
S&P 500 Index	2,070.00 USD	4/18/19	24	(2,400)	(44,760)	(98,932)	54,172
S&P 500 Index	2,075.00 USD	4/18/19	7	(700)	(13,405)	(17,615)	4,210
S&P 500 Index	1,975.00 USD	4/30/19	5	(500)	(6,825)	(15,237)	8,412
S&P 500 Index	2,000.00 USD	4/30/19	15	(1,500)	(22,875)	(53,511)	30,636
S&P 500 Index	2,025.00 USD	4/30/19	38	(3,800)	(64,790)	(113,408)	48,618
S&P 500 Index	2,050.00 USD	4/30/19	4	(400)	(7,620)	(12,686)	5,066
S&P 500 Index	2,075.00 USD	4/30/19	1	(100)	(2,130)	(3,442)	1,312
S&P 500 Index	2,100.00 USD	4/30/19	2	(200)	(4,750)	(8,658)	3,908
S&P 500 Index	1,950.00 USD	5/31/19	2	(200)	(3,530)	(6,121)	2,591
S&P 500 Index	2,000.00 USD	5/31/19	11	(1,100)	(23,815)	(36,162)	12,347
S&P 500 Index	2,050.00 USD	5/31/19	7	(700)	(18,375)	(30,880)	12,505
S&P 500 Index	1,950.00 USD	6/21/19	2	(200)	(4,250)	(6,894)	2,644
S&P 500 Index	1,850.00 USD	9/20/19	4	(400)	(10,000)	(14,686)	4,686
S&P 500 Index	1,900.00 USD	9/20/19	11	(1,100)	(32,285)	(47,173)	14,888

	Total put options				$(930,783)	$(1,831,436)	$900,653

Total options written contracts					$(1,163,709)	$(2,192,736)	$1,029,027

(e)	At December 31, 2018, the Fund pledged $19,559 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

VIX—Volatility Index

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

December 31, 2018 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—100.3%
iShares Core U.S. Aggregate Bond (a) (cost—$25,982,557)	238,046	$25,349,518

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $138,004; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $143,391 including accrued interest (cost—$138,000)	$138	138,000

Total Options Purchased—0.4% (cost—$63,443) (b)(c)(d)		98,925

Total Investments, before options written (cost—$26,184,000)—101.2%		25,586,443

Total Options Written—(0.6)% (premiums received—$274,168) (b)(c)(d)		(150,242)

Total Investments, net of options written (cost—$25,909,832)—100.6%		25,436,201

Other liabilities in excess of other assets—(0.6)%		(163,735)

Net Assets—100.0%		$25,272,466

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2018:

Options purchased contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Russell 2000 Index	1,830.00 USD	1/4/19	1	$100	$5	$16	$(11)
Russell 2000 Index	1,835.00 USD	1/4/19	1	100	5	16	(11)
Russell 2000 Index	1,835.00 USD	1/18/19	1	100	7	16	(9)
Russell 2000 Index	1,850.00 USD	1/18/19	1	100	5	20	(15)
Russell 2000 Index	1,880.00 USD	1/18/19	1	100	5	16	(11)
Russell 2000 Index	1,780.00 USD	1/25/19	1	100	7	26	(19)
S&P 500 Index	3,100.00 USD	1/4/19	1	100	2	16	(14)
S&P 500 Index	2,550.00 USD	1/7/19	1	100	1,265	1,213	52
S&P 500 Index	2,800.00 USD	1/7/19	1	100	2	626	(624)
S&P 500 Index	3,100.00 USD	1/7/19	1	100	2	16	(14)
S&P 500 Index	2,500.00 USD	1/11/19	1	100	4,580	3,413	1,167
S&P 500 Index	2,575.00 USD	1/11/19	1	100	1,355	1,263	92
S&P 500 Index	2,600.00 USD	1/11/19	2	200	1,570	1,485	85
S&P 500 Index	2,550.00 USD	1/14/19	1	100	2,415	1,763	652
S&P 500 Index	2,575.00 USD	1/14/19	2	200	3,110	1,999	1,111
S&P 500 Index	2,600.00 USD	1/14/19	3	300	2,835	2,382	453
S&P 500 Index	2,450.00 USD	1/18/19	1	100	8,785	3,402	5,383
S&P 500 Index	2,475.00 USD	1/18/19	3	300	21,135	9,593	11,542
S&P 500 Index	2,500.00 USD	1/18/19	3	300	16,455	6,968	9,487
S&P 500 Index	2,525.00 USD	1/18/19	1	100	4,115	2,775	1,340
S&P 500 Index	2,600.00 USD	1/18/19	4	400	5,260	3,577	1,683
S&P 500 Index	2,625.00 USD	1/18/19	1	100	805	643	162
S&P 500 Index	3,225.00 USD	1/18/19	1	100	3	12	(9)
S&P 500 Index	3,250.00 USD	1/18/19	1	100	3	12	(9)
S&P 500 Index	2,450.00 USD	1/25/19	2	200	19,180	8,605	10,575

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,550.00 USD	1/25/19	1	$100	$3,720	$2,513	$1,207
S&P 500 Index	3,150.00 USD	1/25/19	1	100	3	12	(9)
S&P 500 Index	3,200.00 USD	1/25/19	1	100	3	12	(9)

		Total call options			$96,637	$52,410	$44,227

Put options:
S&P 500 Index	1,100.00 USD	1/4/19	4	$400	$20	$83	$(63)
S&P 500 Index	1,300.00 USD	1/4/19	14	1,400	70	222	(152)
S&P 500 Index	1,400.00 USD	1/4/19	5	500	25	83	(58)
S&P 500 Index	1,450.00 USD	1/4/19	8	800	40	135	(95)
S&P 500 Index	1,550.00 USD	1/4/19	10	1,000	50	116	(66)
S&P 500 Index	1,050.00 USD	1/11/19	6	600	15	100	(85)
S&P 500 Index	1,100.00 USD	1/11/19	10	1,000	25	116	(91)
S&P 500 Index	1,300.00 USD	1/11/19	23	2,300	57	428	(371)
S&P 500 Index	1,350.00 USD	1/11/19	2	200	10	43	(33)
S&P 500 Index	1,400.00 USD	1/11/19	14	1,400	105	292	(187)
S&P 500 Index	1,450.00 USD	1/11/19	9	900	67	229	(162)
S&P 500 Index	850.00 USD	1/18/19	7	700	18	152	(134)
S&P 500 Index	1,000.00 USD	1/18/19	9	900	23	206	(183)
S&P 500 Index	1,025.00 USD	1/18/19	11	1,100	55	222	(167)
S&P 500 Index	1,050.00 USD	1/18/19	9	900	45	198	(153)
S&P 500 Index	1,075.00 USD	1/18/19	11	1,100	55	238	(183)
S&P 500 Index	1,200.00 USD	1/18/19	6	600	45	198	(153)
S&P 500 Index	1,300.00 USD	1/18/19	5	500	62	123	(61)
S&P 500 Index	2,350.00 USD	1/18/19	1	100	1,315	7,253	(5,938)
S&P 500 Index	800.00 USD	1/25/19	2	200	5	53	(48)
S&P 500 Index	850.00 USD	1/25/19	3	300	8	65	(57)
S&P 500 Index	950.00 USD	1/25/19	4	400	20	66	(46)
S&P 500 Index	975.00 USD	1/25/19	6	600	45	130	(85)
S&P 500 Index	1,000.00 USD	1/25/19	5	500	38	120	(82)
S&P 500 Index	1,100.00 USD	1/25/19	5	500	62	107	(45)
S&P 500 Index	1,000.00 USD	1/31/19	1	100	8	55	(47)

	Total put options				$2,288	$11,033	$(8,745)

	Total options purchased contracts				$98,925	$63,443	$35,482

Options written contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	30.00 USD	1/9/19	4	$(400)	$(230)	$(214)	$(16)
CBOE SPX Volatility Index	27.00 USD	1/16/19	10	(1,000)	(1,125)	(711)	(414)
CBOE SPX Volatility Index	28.00 USD	1/16/19	21	(2,100)	(1,943)	(1,129)	(814)
CBOE SPX Volatility Index	29.00 USD	1/16/19	6	(600)	(450)	(399)	(51)
CBOE SPX Volatility Index	30.00 USD	1/16/19	48	(4,800)	(3,000)	(2,946)	(54)
CBOE SPX Volatility Index	32.50 USD	1/16/19	19	(1,900)	(808)	(1,011)	203
CBOE SPX Volatility Index	35.00 USD	1/16/19	29	(2,900)	(870)	(1,557)	687
CBOE SPX Volatility Index	30.00 USD	1/23/19	16	(1,600)	(1,000)	(791)	(209)
CBOE SPX Volatility Index	35.00 USD	1/23/19	23	(2,300)	(863)	(880)	17
CBOE SPX Volatility Index	30.00 USD	2/13/19	8	(800)	(640)	(762)	122
CBOE SPX Volatility Index	35.00 USD	2/13/19	8	(800)	(340)	(436)	96
CBOE SPX Volatility Index	37.50 USD	2/13/19	55	(5,500)	(1,788)	(2,716)	928
CBOE SPX Volatility Index	40.00 USD	2/13/19	70	(7,000)	(1,925)	(3,598)	1,673
CBOE SPX Volatility Index	47.50 USD	2/13/19	11	(1,100)	(165)	(477)	312
CBOE SPX Volatility Index	35.00 USD	3/19/19	15	(1,500)	(788)	(1,340)	552
CBOE SPX Volatility Index	37.50 USD	3/19/19	11	(1,100)	(495)	(803)	308
CBOE SPX Volatility Index	40.00 USD	3/19/19	39	(3,900)	(1,365)	(2,494)	1,129
CBOE SPX Volatility Index	42.50 USD	3/19/19	33	(3,300)	(908)	(1,832)	924
CBOE SPX Volatility Index	47.50 USD	3/19/19	11	(1,100)	(247)	(510)	263
CBOE SPX Volatility Index	35.00 USD	4/17/19	32	(3,200)	(1,840)	(2,189)	349
CBOE SPX Volatility Index	37.50 USD	4/17/19	15	(1,500)	(713)	(1,177)	464
iPATH S&P 500 VIX Short-Term	49.00 USD	1/4/19	8	(800)	(524)	(428)	(96)
iPATH S&P 500 VIX Short-Term	49.00 USD	1/10/19	3	(300)	(432)	(181)	(251)
iPATH S&P 500 VIX Short-Term	50.00 USD	1/11/19	9	(900)	(1,049)	(1,021)	(28)
iPATH S&P 500 VIX Short-Term	55.00 USD	1/11/19	9	(900)	(328)	(975)	647
iPATH S&P 500 VIX Short-Term	56.00 USD	1/17/19	6	(600)	(359)	(435)	76
iPATH S&P 500 VIX Short-Term	50.00 USD	1/18/19	3	(300)	(522)	(109)	(413)
iPATH S&P 500 VIX Short-Term	52.00 USD	1/18/19	2	(200)	(246)	(133)	(113)
iPATH S&P 500 VIX Short-Term	57.00 USD	1/24/19	11	(1,100)	(818)	(1,363)	545
iPATH S&P 500 VIX Short-Term	55.00 USD	1/25/19	7	(700)	(689)	(1,067)	378
iPATH S&P 500 VIX Short-Term	57.00 USD	1/25/19	6	(600)	(438)	(903)	465
iPATH S&P 500 VIX Short-Term	65.00 USD	1/25/19	7	(700)	(157)	(795)	638

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
iPATH S&P 500 VIX Short-Term	60.00 USD	2/1/19	8	$(800)	$(640)	$(1,427)	$787
iPATH S&P 500 VIX Short-Term	61.95 USD	2/15/19	4	(400)	(313)	(657)	344
iPATH S&P 500 VIX Short-Term	65.00 USD	2/15/19	7	(700)	(595)	(1,053)	458
Russell 2000 Index	1,570.00 USD	1/4/19	1	(100)	(7)	(369)	362
Russell 2000 Index	1,625.00 USD	1/11/19	1	(100)	(7)	(307)	300
Russell 2000 Index	1,595.00 USD	1/18/19	1	(100)	(10)	(533)	523
Russell 2000 Index	1,630.00 USD	1/18/19	1	(100)	(2)	(307)	305
Russell 2000 Index	1,550.00 USD	1/25/19	1	(100)	(35)	(517)	482
Russell 2000 Index	1,590.00 USD	1/25/19	1	(100)	(15)	(370)	355
Russell 2000 Index	1,610.00 USD	1/31/19	1	(100)	(20)	(388)	368
S&P 500 Index	2,870.00 USD	1/7/19	2	(200)	(5)	(240)	235

	Total call options				$(28,714)	$(41,550)	$12,836

Put options:
S&P 500 Index	2,275.00 USD	1/14/19	1	$(100)	$(445)	$(745)	$300
S&P 500 Index	2,250.00 USD	1/16/19	1	(100)	(470)	(760)	290
S&P 500 Index	2,270.00 USD	1/16/19	1	(100)	(560)	(799)	239
S&P 500 Index	2,350.00 USD	1/18/19	1	(100)	(1,385)	(3,022)	1,637
S&P 500 Index	2,380.00 USD	1/22/19	2	(200)	(11,793)	(3,945)	(7,848)
S&P 500 Index	2,150.00 USD	2/15/19	2	(200)	(1,910)	(4,305)	2,395
S&P 500 Index	2,175.00 USD	2/15/19	1	(100)	(1,115)	(2,237)	1,122
S&P 500 Index	2,200.00 USD	2/15/19	1	(100)	(1,295)	(2,278)	983
S&P 500 Index	2,250.00 USD	2/15/19	1	(100)	(1,765)	(3,277)	1,512
S&P 500 Index	2,270.00 USD	2/15/19	3	(300)	(6,015)	(10,639)	4,624
S&P 500 Index	2,090.00 USD	2/28/19	1	(100)	(930)	(2,002)	1,072
S&P 500 Index	2,120.00 USD	2/28/19	4	(400)	(4,380)	(13,536)	9,156
S&P 500 Index	2,125.00 USD	2/28/19	4	(400)	(4,500)	(8,790)	4,290
S&P 500 Index	2,130.00 USD	2/28/19	2	(200)	(2,310)	(6,237)	3,927
S&P 500 Index	2,175.00 USD	2/28/19	1	(100)	(1,485)	(2,797)	1,312
S&P 500 Index	2,060.00 USD	3/15/19	3	(300)	(3,255)	(6,982)	3,727
S&P 500 Index	2,090.00 USD	3/15/19	2	(200)	(2,550)	(6,521)	3,971
S&P 500 Index	2,100.00 USD	3/15/19	4	(400)	(5,340)	(9,620)	4,280
S&P 500 Index	2,110.00 USD	3/15/19	1	(100)	(1,410)	(2,817)	1,407
S&P 500 Index	2,125.00 USD	3/15/19	5	(500)	(7,625)	(15,131)	7,506
S&P 500 Index	1,990.00 USD	3/29/19	2	(200)	(1,910)	(4,813)	2,903
S&P 500 Index	2,030.00 USD	3/29/19	2	(200)	(2,310)	(5,925)	3,615
S&P 500 Index	2,040.00 USD	3/29/19	2	(200)	(2,430)	(6,127)	3,697
S&P 500 Index	2,050.00 USD	3/29/19	5	(500)	(6,375)	(18,005)	11,630
S&P 500 Index	2,060.00 USD	3/29/19	5	(500)	(6,725)	(16,993)	10,268
S&P 500 Index	2,110.00 USD	3/29/19	1	(100)	(1,725)	(3,546)	1,821
S&P 500 Index	2,050.00 USD	4/18/19	7	(700)	(11,935)	(20,999)	9,064
S&P 500 Index	2,070.00 USD	4/18/19	3	(300)	(5,595)	(12,048)	6,453
S&P 500 Index	2,075.00 USD	4/18/19	1	(100)	(1,915)	(2,516)	601
S&P 500 Index	2,000.00 USD	4/30/19	2	(200)	(3,050)	(7,295)	4,245
S&P 500 Index	2,025.00 USD	4/30/19	5	(500)	(8,525)	(14,922)	6,397
S&P 500 Index	2,050.00 USD	5/31/19	1	(100)	(2,625)	(4,412)	1,787
S&P 500 Index	1,900.00 USD	9/20/19	2	(200)	(5,870)	(8,577)	2,707

	Total put options				$(121,528)	$(232,618)	$111,090

	Total options written contracts				$(150,242)	$(274,168)	$123,926

(e)	At December 31, 2018, the Fund pledged $26,314 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

VIX—Volatility Index

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—77.1%

Banks—42.9%
Bank of New York Mellon Corp., Ser. E, (converts to FRN on 6/20/20) (c)(d),
4.95%, 6/20/20	$435	$424,669
Citigroup, Inc., Ser. P, (converts to FRN on 5/15/25) (c)(d),
5.95%, 5/15/25	555	502,969
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (c)(d),
6.00%, 7/6/23	345	318,262
Fifth Third Bancorp, (converts to FRN on 6/30/23) (c)(d),
5.10%, 6/30/23	195	169,894
First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
3.391%, 2/1/27	625	550,391
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (c)(d),
5.70%, 4/15/23	225	200,109
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
3.509%, 2/2/37	605	485,512
KeyCorp, Ser. D, (converts to FRN on 9/15/26) (c)(d),
5.00%, 9/15/26	225	206,156
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 9/27/25	170	164,509
Royal Bank of Scotland Group PLC, 3 mo. LIBOR + 1.550% (d),
4.372%, 6/25/24	325	312,161
State Street Corp., Ser. F, (converts to FRN on 9/15/20) (c)(d),
5.25%, 9/15/20	185	183,114
SunTrust Capital I, 3 mo. LIBOR + 0.670%, Ser. A (d),
3.29%, 5/15/27	590	513,300
U.S. Bancorp, Ser. J, (converts to FRN on 4/15/27) (c)(d),
5.30%, 4/15/27	570	535,572
Wells Fargo & Co., Ser. S, (converts to FRN on 6/15/24) (c)(d),
5.90%, 6/15/24	400	381,600

		4,948,218

Diversified Financial Services—6.2%
American Express Co., Ser. C, (converts to FRN on 3/15/20) (c)(d),
4.90%, 3/15/20	230	222,453
Capital One Financial Corp., Ser. E, (converts to FRN on 6/1/20) (c)(d),
5.55%, 6/1/20	195	188,294
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (c)(d),
5.50%, 10/30/27	205	170,577
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/35	160	134,678

		716,002

Electric Utilities—7.5%
Emera, Inc., Ser. 16-A, (converts to FRN on 6/15/26) (d),
6.75%, 6/15/76	260	261,083

	Principal Amount (000s)	Value*

NextEra Energy Capital Holdings, Inc., (converts to FRN on 12/1/27) (d),
4.80%, 12/1/77	$450	$375,375
Southern California Edison Co., Ser. E, (converts to FRN on 2/1/22) (c)(d),
6.25%, 2/1/22	240	227,700

		864,158

Insurance—9.2%
Lincoln National Corp., 3 mo. LIBOR+ 2.358% (d),
4.998%, 5/17/66	245	199,216
MetLife, Inc. (a)(b),
9.25%, 4/8/38	175	220,937
Progressive Corp., Ser. B, (converts to FRN on 3/15/23) (c)(d),
5.375%, 3/15/23	225	215,055
Prudential Financial, Inc., (converts to FRN on 9/15/28) (d),
5.70%, 9/15/48	235	218,442
Voya Financial, Inc., (converts to FRN on 1/23/28) (d),
4.70%, 1/23/48	260	205,106

		1,058,756

Media—2.1%
NBCUniversal Enterprise, Inc. (a)(b)(c),
5.25%, 3/19/21	240	243,600

Mining—3.3%
BHP Billiton Finance USA Ltd., (converts to FRN on 10/20/25) (a)(b)(d),
6.75%, 10/19/75	370	384,608

Miscellaneous Manufacturing—2.5%
General Electric Co., 3 mo. LIBOR+ 3.33%, Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 1/21/21	370	285,362

Pipelines—3.4%
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d),
6.125%, 11/15/22	460	387,550

Total Corporate Bonds & Notes (cost—$9,600,204)		8,888,254

	Shares

PREFERRED STOCK—11.1%

Banks—5.4%
Bank of America Corp., Ser. HH (c)	6,315	156,422
PNC Financial Services Group, Inc., Ser. P (c)(d)	6,015	154,826
U.S. Bancorp, Ser. F (c)(d)	6,020	159,410
Wells Fargo & Co., Ser. Q (c)(d)	6,275	154,177

		624,835

Equity Real Estate Investment Trusts (REITs)—2.2%
Public Storage, Ser. W (c)	11,380	250,474

Insurance—3.5%
Allstate Corp. (d)	4,910	117,054
Arch Capital Group Ltd., Ser. F (c)	14,230	289,296

		406,350

Total Preferred Stock (cost—$1,333,119)		1,281,659

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

CONVERTIBLE PREFERRED STOCK (c)(d)—5.5%

Banks—5.5%
Regions Financial Corp., Ser. B, (converts to FRN on 9/15/24),
6.375%, 9/15/24	8,720	$216,169
State Street Corp., Ser. G, (converts to FRN on 3/15/26),
5.35%, 3/15/26	9,120	217,786
Synovus Financial Corp., Ser. D, (converts to FRN on 6/21/23),
6.30%, 6/21/23	8,235	197,969

Total Convertible Preferred Stock (cost—$679,473)		631,924

	Principal Amount (000s)

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $640,018; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $657,620 including accrued interest (cost—$640,000)	$640	640,000

Total Investments (cost—$12,252,796)—99.2%		11,441,837

Other assets less liabilities—0.8%		90,406

Net Assets—100.0%		$11,532,243

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $849,145, representing 7.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $849,145, representing 7.4% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

Glossary:

BBA—British Bankers’ Association

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—86.0%

Advertising—1.6%
Lamar Media Corp.,
5.00%, 5/1/23	$14,803	$14,803,000
Outfront Media Capital LLC,
5.25%, 2/15/22	2,500	2,496,875

		17,299,875

Auto Components—1.0%
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	11,600	11,411,500

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	3,000	2,951,040
General Motors Financial Co., Inc., 3 mo. USD-LIBOR+ 0.930% (e),
3.366%, 4/13/20	4,000	3,972,888

		6,923,928

Banks—1.0%
CIT Group, Inc.,
5.00%, 8/15/22	10,722	10,601,378

Biotechnology—0.6%
Amgen, Inc.,
4.10%, 6/15/21	6,260	6,382,546

Coal—2.1%
Cloud Peak Energy Resources LLC,
12.00%, 11/1/21	40,020	23,011,500

Commercial Services—3.7%
APX Group, Inc.,
7.875%, 12/1/22	12,795	12,155,250
Herc Rentals, Inc. (a)(c),
7.50%, 6/1/22	9,050	9,502,500
7.75%, 6/1/24	18,279	19,147,253

		40,805,003

Computers—0.9%
NCR Corp.,
5.875%, 12/15/21	3,461	3,387,454
6.375%, 12/15/23	7,150	6,947,726

		10,335,180

Consumer Finance—2.2%
Prime Security Services Borrower LLC (a)(c),
9.25%, 5/15/23	23,448	24,239,370

Containers & Packaging—3.5%
Berry Global, Inc.,
6.00%, 10/15/22	14,510	14,691,375
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	5,460	5,425,875
Reynolds Group Issuer, Inc.,
5.125%, 7/15/23 (a)(c)	1,500	1,430,625
5.75%, 10/15/20	1,938	1,935,793
3 mo. USD-LIBOR + 3.500%”, 5.936%, 7/15/21 (a)(c)(e)	8,000	7,990,000
6.875%, 2/15/21	6,324	6,332,211

		37,805,879

Diversified Financial Services—2.2%
Aircastle Ltd.,
6.25%, 12/1/19	4,125	4,222,206
Ally Financial, Inc.,
8.00%, 3/15/20	3,000	3,112,500
Fly Leasing Ltd.,
6.375%, 10/15/21	10,125	10,125,000
International Lease Finance Corp.,
6.25%, 5/15/19	6,295	6,350,238

		23,809,944

	Principal Amount (000s)	Value*

Electric Utilities—2.1%
AES Corp.,
4.00%, 3/15/21	$2,000	$1,970,000
Calpine Corp. (a)(c),
6.00%, 1/15/22	21,133	21,053,751

		23,023,751

Entertainment—1.3%
International Game Technology PLC (a)(c),
6.25%, 2/15/22	13,850	13,953,875

Environmental Services—0.9%
Clean Harbors, Inc.,
5.125%, 6/1/21	9,949	9,949,000

Equity Real Estate Investment Trusts (REITs)—4.1%
Equinix, Inc.,
5.375%, 4/1/23	33,784	33,741,770
SBA Communications Corp.,
4.00%, 10/1/22	9,612	9,203,490
Starwood Property Trust, Inc.,
3.625%, 2/1/21	2,000	1,930,000

		44,875,260

Food & Beverage—0.2%
Anheuser-Busch InBev Worldwide, Inc., 3 mo. LIBOR + 0.740% (e),
3.165%, 1/12/24	2,000	1,944,033

Healthcare-Products—0.7%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	7,814,488

Healthcare-Services—4.8%
DaVita, Inc.,
5.75%, 8/15/22	41,836	41,731,410
HCA, Inc.,
6.50%, 2/15/20	10,000	10,262,500

		51,993,910

Holding Companies-Diversified—2.0%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	21,848	21,684,140

Home Builders—6.2%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	12,088	12,103,110
CalAtlantic Group, Inc.,
6.625%, 5/1/20	3,000	3,093,750
Lennar Corp.,
4.75%, 4/1/21	5,483	5,448,731
MDC Holdings, Inc.,
5.625%, 2/1/20	1,500	1,522,500
PulteGroup, Inc.,
4.25%, 3/1/21	12,356	12,294,220
Taylor Morrison Communities, Inc. (a)(c),
5.25%, 4/15/21	17,806	17,694,712
TRI Pointe Group, Inc.,
4.375%, 6/15/19	3,000	2,985,000
4.875%, 7/1/21	13,599	13,021,043

		68,163,066

Household Products/Wares—1.2%
Spectrum Brands Holdings, Inc.,
7.75%, 1/15/22	13,000	13,195,000

Industrial Conglomerates—1.5%
General Electric Co.,
4.625%, 1/7/21	4,343	4,362,495
4.65%, 10/17/21	12,000	12,054,972

		16,417,467

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lodging—1.2%
Choice Hotels International, Inc.,
5.70%, 8/28/20	$10,135	$10,369,372
MGM Resorts International,
6.625%, 12/15/21	2,500	2,568,750

		12,938,122

Machinery-Diversified—1.8%
CNH Industrial Capital LLC,
4.375%, 4/5/22	2,675	2,691,117
John Deere Capital Corp.,
2.15%, 9/8/22	3,950	3,789,333
2.875%, 3/12/21	6,000	5,979,008
3 mo. LIBOR + 0.240%, 3.016%, 3/12/21 (e)	2,000	2,002,394
3 mo. LIBOR + 0.480%, 3.247%, 9/8/22 (e)	5,000	5,008,119

		19,469,971

Media—7.9%
AMC Networks, Inc.,
4.75%, 12/15/22	1,899	1,861,020
CCO Holdings LLC,
5.25%, 9/30/22	22,365	22,211,241
DISH DBS Corp.,
5.125%, 5/1/20	12,250	12,127,500
DISH DBS Corp.,
7.875%, 9/1/19	8,773	8,973,024
Quebecor Media, Inc.,
5.75%, 1/15/23	1,038	1,048,380
Sinclair Television Group, Inc.,
5.375%, 4/1/21	14,945	14,945,000
6.125%, 10/1/22	1,000	1,010,000
Univision Communications, Inc. (a)(c),
5.125%, 5/15/23	15,000	13,500,000
6.75%, 9/15/22	10,434	10,561,817

		86,237,982

Miscellaneous Manufacturing—1.4%
LSB Industries, Inc. (a)(c),
9.625%, 5/1/23	15,100	15,402,000

Oil, Gas & Consumable Fuels—2.8%
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	2,825	2,927,130
Laredo Petroleum, Inc.,
5.625%, 1/15/22	12,512	11,292,080
Murphy Oil USA, Inc.,
6.00%, 8/15/23	2,000	2,017,500
Sunoco L.P., Ser. WI,
4.875%, 1/15/23	4,750	4,643,125
Tallgrass Energy Partners L.P. (a)(c),
4.75%, 10/1/23	10,000	9,687,500

		30,567,335

Pipelines—1.6%
Andeavor Logistics L.P.,
6.25%, 10/15/22	745	761,023
Kinder Morgan, Inc. (a)(c),
5.00%, 2/15/21	5,000	5,139,736
Targa Resources Partners L.P.,
5.25%, 5/1/23	11,625	11,421,563

		17,322,322

Real Estate—6.8%
Iron Mountain, Inc.,
4.375%, 6/1/21 (a)(c)	2,250	2,227,500
6.00%, 8/15/23	7,588	7,701,820
Newmark Group, Inc. (a)(c),
6.125%, 11/15/23	10,000	9,856,411

	Principal Amount (000s)	Value*

Realogy Group LLC (a)(c),
4.875%, 6/1/23	$3,500	$3,062,500
5.25%, 12/1/21	34,880	33,179,600
SBA Communications Corp.,
4.875%, 7/15/22	18,167	17,894,495

		73,922,326

Retail—10.5%
1011778 BC ULC (a)(c),
4.625%, 1/15/22	7,000	6,790,000
Dollar Tree, Inc.,
3.70%, 5/15/23	8,000	7,835,226
GameStop Corp. (a)(c),
5.50%, 10/1/19	5,690	5,682,887
6.75%, 3/15/21	10,075	10,075,000
Group 1 Automotive, Inc. (a)(c),
5.25%, 12/15/23	7,250	6,760,625
Group 1 Automotive, Inc.,
5.00%, 6/1/22	3,140	2,980,739
KGA Escrow LLC (a)(c),
7.50%, 8/15/23	7,000	6,921,250
Michaels Stores, Inc. (a)(c),
5.875%, 12/15/20	11,580	11,565,525
Party City Holdings, Inc. (a)(c),
6.125%, 8/15/23	33,089	32,592,665
Penske Automotive Group, Inc.,
5.75%, 10/1/22	23,540	23,598,850

		114,802,767

Software—0.1%
First Data Corp. (a)(c),
5.375%, 8/15/23	1,000	985,000

Telecommunications—6.0%
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	17,255	17,945,200
Sprint Communications, Inc. (a)(c),
7.00%, 3/1/20	5,750	5,908,125
T-Mobile USA, Inc.,
6.00%, 3/1/23	3,000	3,022,290
6.50%, 1/15/24	38,047	39,195,258

		66,070,873

Transportation—1.5%
Avolon Holdings Funding Ltd. (a)(c),
5.125%, 10/1/23	2,000	1,915,000
Park Aerospace Holdings Ltd. (a)(c),
5.25%, 8/15/22	6,000	5,827,500
Penske Truck Leasing Co. L.P. (a)(c),
2.70%, 3/14/23	9,075	8,594,001

		16,336,501

Total Corporate Bonds & Notes (cost—$978,485,584)		939,695,292

SENIOR LOANS—11.1%

Commercial Services & Supplies—7.3%
APX Group, Inc., 3 mo. LIBOR + 5.000%, 2018 Term Loan B (a)(b),
7.497%, 3/31/24	37,905	36,941,455
Asurion LLC,
5.522%, 8/4/22, 2017 Term Loan B4	17,222	16,594,632
9.022%, 8/4/25, 2017 2nd Lien Term Loan (d)	26,000	25,788,880

		79,324,967

Containers & Packaging—0.7%
Reynolds Group Holdings, Inc., 1 mo. LIBOR + 2.750%, USD 2017 Term Loan (d),
2.75%, 2/5/23	7,980	7,629,098

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Specialty Retail—3.1%
PetSmart, Inc., 1 mo. LIBOR + 3.000%, Term Loan B2 (a)(b),
5.38%, 3/11/22	$42,751	$33,925,792

Total Senior Loans (cost—$130,164,120)		120,879,857

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $40,856,135; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $41,672,330 including accrued interest (cost—$40,855,000)	40,855	40,855,000

Total Investments (cost—$1,149,504,704)—100.8%		1,101,430,149

Liabilities in excess of other assets—(0.8)%		(8,781,741)

Net Assets—100.0%		$1,092,648,408

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $481,525,100, representing 44.1% of net assets.
(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $368,274,341, representing 33.7% of net assets.

(d)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2018.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

Glossary:

LIBOR—London	Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Term Bond Fund

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—79.8%

Aerospace & Defense—1.6%
Raytheon Co.,
3.125%, 10/15/20	$100	$100,273

Banks—7.8%
Bank of America Corp.,
5.70%, 1/24/22	100	106,009
Barclays Bank PLC, 3 mo. USD-LIBOR + 0.460% (c),
2.88%, 1/11/21	100	98,511
Citigroup, Inc.,
4.50%, 1/14/22	100	102,301
JPMorgan Chase & Co.,
4.40%, 7/22/20	100	101,857
Morgan Stanley,
5.625%, 9/23/19	75	76,336

		485,014

Beverages—1.6%
Keurig Dr Pepper, Inc. (a)(b),
4.057%, 5/25/23	100	99,709

Biotechnology—1.6%
Amgen, Inc.,
4.10%, 6/15/21	100	101,958

Capital Markets—3.4%
Goldman Sachs Group, Inc.,
5.25%, 7/27/21	100	103,777
Morgan Stanley,
5.50%, 7/28/21	100	104,796

		208,573

Commercial Services—4.9%
APX Group, Inc.,
7.875%, 12/1/22	100	95,000
Herc Rentals, Inc. (a)(b),
7.50%, 6/1/22	100	105,000
Waste Management, Inc.,
4.75%, 6/30/20	100	102,020

		302,020

Computers—2.3%
NCR Corp.,
5.875%, 12/15/21	50	48,938
6.375%, 12/15/23	100	97,171

		146,109

Consumer Finance—1.7%
Prime Security Services Borrower LLC (a)(b),
9.25%, 5/15/23	100	103,375

Containers & Packaging—1.6%
Reynolds Group Issuer, Inc., 3 mo. USD-LIBOR + 3.500%” (a)(b)(c),
5.936%, 7/15/21	100	99,875

Diversified Financial Services—5.6%
AerCap Ireland Capital DAC,
4.50%, 5/15/21	245	245,976
American Express Co.,
3.70%, 11/5/21	100	101,113

		347,089

Equity Real Estate Investment Trusts (REITs)—1.7%
ERP Operating L.P.,
4.625%, 12/15/21	100	103,545

Food & Beverage—1.6%
Anheuser-Busch InBev Finance, Inc.,
3.30%, 2/1/23	100	97,479

	Principal Amount (000s)	Value*

Food & Staples Retailing—1.6%
CVS Health Corp.,
3.125%, 3/9/20	$100	$100,649

Healthcare-Products—4.0%
Fresenius U.S. Finance II, Inc. (a)(b),
4.50%, 1/15/23	50	50,575
Medtronic, Inc.,
3.15%, 3/15/22	200	199,173

		249,748

Healthcare-Services—3.3%
DaVita, Inc.,
5.75%, 8/15/22	100	99,750
HCA, Inc.,
6.50%, 2/15/20	100	102,625

		202,375

Household Products/Wares—1.2%
Spectrum Brands Holdings, Inc.,
7.75%, 1/15/22	75	76,125

Industrial Conglomerates—2.7%
General Electric Co.,
4.625%, 1/7/21	68	68,305
4.65%, 10/17/21	100	100,458

		168,763

Insurance—1.7%
MetLife, Inc.,
4.75%, 2/8/21	100	103,263

Machinery-Construction & Mining—1.6%
Caterpillar Financial Services Corp., 3 mo. USD-LIBOR + 0.350 (c),
3.116%, 12/7/20	100	99,576

Machinery-Diversified—1.6%
John Deere Capital Corp.,
3.125%, 9/10/21	100	100,135

Media—3.6%
Cox Communications, Inc. (a)(b),
3.25%, 12/15/22	100	98,188
DISH DBS Corp.,
7.875%, 9/1/19	100	102,280
Sinclair Television Group, Inc.,
6.125%, 10/1/22	25	25,250

		225,718

Oil, Gas & Consumable Fuels—8.1%
Buckeye Partners L.P.,
5.50%, 8/15/19	100	100,997
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	100	103,615
Occidental Petroleum Corp.,
4.10%, 2/1/21	100	101,657
Sabine Pass Liquefaction LLC,
5.625%, 2/1/21	100	103,082
Tallgrass Energy Partners L.P. (a)(b),
4.75%, 10/1/23	100	96,875

		506,226

Pharmaceuticals—1.6%
Pfizer, Inc.,
3.00%, 9/15/21	100	100,793

Real Estate—3.2%
Equinix, Inc.,
5.375%, 1/1/22	100	101,000
Newmark Group, Inc. (a)(b),
6.125%, 11/15/23	100	98,564

		199,564

Schedule of Investments

AllianzGI Short Term Bond Fund

December 31, 2018 (unaudited) (continued)

	Principal Amount (000s)	Value*

Retail—2.4%
Dollar Tree, Inc.,
3.70%, 5/15/23	$50	$48,970
GameStop Corp. (a)(b),
6.75%, 3/15/21	100	100,000

		148,970

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc., 3 mo. USD-LIBOR + 0.500% (c),
3.101%, 2/9/22	100	99,736

Telecommunications—3.5%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	50	50,531
Sprint Spectrum Co. LLC (a)(b),
3.36%, 9/20/21	69	67,934
T-Mobile USA, Inc.,
6.00%, 3/1/23	100	100,743

		219,208

Transportation—2.7%
Park Aerospace Holdings Ltd. (a)(b),
5.25%, 8/15/22	75	72,844
Penske Truck Leasing Co. L.P. (a)(b),
2.70%, 3/14/23	100	94,699

		167,543

Total Corporate Bonds & Notes (cost—$4,994,045)		4,963,411

U.S. TREASURY OBLIGATIONS—12.1%

U.S. Treasury Notes,
2.00%, 1/31/20	50	49,680
2.25%, 2/29/20	100	99,609
2.25%, 3/31/20	100	99,594
2.375%, 4/30/20	100	99,750
2.50%, 5/31/20	100	99,930
2.50%, 6/30/20	100	99,937
2.625%, 7/31/20	100	100,140
3.125%, 5/15/21	100	101,508

Total U.S. Treasury Obligations (cost—$748,833)		750,148

U.S. GOVERNMENT AGENCY SECURITIES—6.5%

Federal Home Loan Banks,
2.875%, 9/11/20	100	100,506
3.00%, 9/10/21	100	101,205
3.125%, 9/9/22	100	101,937
Freddie Mac,
2.50%, 4/23/20	100	99,654

Total U.S. Government Agency Securities (cost—$401,743)		403,302

Repurchase Agreements—3.0%
State Street Bank and Trust Co.,dated 12/31/18, 0.50%, due 1/2/19, proceeds $188,005; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $192,836 including accrued interest (cost—$188,000)	188	188,000

Total Investments (cost—$6,332,621)—101.4%		6,304,861

Liabilities in excess of other assets—(1.4)%		(84,031)

Net Assets—100.0%		$6,220,830

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,087,638, representing 17.5% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,087,638, representing 17.5% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2018.

Glossary:

LIBOR—London Inter-Bank Offered Rate

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2018 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—85.1%

iShares Core S&P 500 (a) (cost—$606,234,798)	2,142,000	$538,948,620

	Principal Amount (000s)

Repurchase Agreements—20.1%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $127,699,547; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 1/15/26, valued at $130,252,439 including accrued interest (cost—$127,696,000)	$127,696	127,696,000

Total Options Purchased—1.8% (cost—$14,914,364) (b)(c)(d)		11,648,343

Value*

Total Investments, before options written (cost—$748,845,162)—107.0%	$678,292,963

Total Options Written—(7.6)% (premiums received—$72,811,809) (b)(c)(d)	(48,059,770)

Total Investments, net of options written (cost—$676,033,353)—99.4%	630,233,193

Other assets less other liabilities—0.6%	3,942,355

Net Assets—100.0%	$634,175,548

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2018:

Options purchased contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	2,850.00 USD	1/2/19	40	$4,000	$100	$60,849	$(60,749)
S&P 500 Index	2,950.00 USD	1/2/19	40	4,000	100	10,449	(10,349)
S&P 500 Index	2,730.00 USD	1/4/19	75	7,500	188	24,168	(23,980)
S&P 500 Index	2,775.00 USD	1/4/19	50	5,000	125	28,462	(28,337)
S&P 500 Index	2,850.00 USD	1/4/19	250	25,000	625	13,859	(13,234)
S&P 500 Index	2,925.00 USD	1/4/19	50	5,000	125	45,912	(45,787)
S&P 500 Index	2,960.00 USD	1/4/19	25	2,500	63	1,206	(1,143)
S&P 500 Index	3,075.00 USD	1/4/19	50	5,000	125	4,312	(4,187)
S&P 500 Index	3,200.00 USD	1/4/19	603	60,300	1,507	7,084	(5,577)
S&P 500 Index	3,300.00 USD	1/4/19	125	12,500	312	1,404	(1,092)
S&P 500 Index	2,850.00 USD	1/7/19	40	4,000	100	59,769	(59,669)
S&P 500 Index	2,950.00 USD	1/7/19	40	4,000	100	10,089	(9,989)
S&P 500 Index	2,825.00 USD	1/9/19	40	4,000	300	64,049	(63,749)
S&P 500 Index	2,925.00 USD	1/9/19	40	4,000	300	8,249	(7,949)
S&P 500 Index	2,950.00 USD	1/9/19	40	4,000	300	5,049	(4,749)
S&P 500 Index	2,850.00 USD	1/11/19	50	5,000	375	17,266	(16,891)
S&P 500 Index	2,950.00 USD	1/11/19	50	5,000	375	2,470	(2,095)
S&P 500 Index	2,975.00 USD	1/11/19	50	5,000	375	25,062	(24,687)
S&P 500 Index	2,980.00 USD	1/11/19	165	16,500	1,237	1,086	151
S&P 500 Index	3,050.00 USD	1/11/19	400	40,000	3,000	2,634	366
S&P 500 Index	3,100.00 USD	1/11/19	25	2,500	188	2,091	(1,903)
S&P 500 Index	3,150.00 USD	1/11/19	25	2,500	188	1,321	(1,133)
S&P 500 Index	3,200.00 USD	1/11/19	280	28,000	2,100	2,236	(136)
S&P 500 Index	3,300.00 USD	1/11/19	144	14,400	1,080	2,284	(1,204)
S&P 500 Index	2,475.00 USD	1/14/19	40	4,000	256,400	166,879	89,521
S&P 500 Index	2,775.00 USD	1/14/19	40	4,000	800	61,689	(60,889)
S&P 500 Index	2,800.00 USD	1/14/19	80	8,000	1,000	3,284	(2,284)
S&P 500 Index	2,875.00 USD	1/14/19	40	4,000	300	9,129	(8,829)
S&P 500 Index	2,800.00 USD	1/16/19	40	4,000	800	32,209	(31,409)
S&P 500 Index	2,900.00 USD	1/16/19	40	4,000	300	4,489	(4,189)
S&P 500 Index	2,825.00 USD	1/18/19	50	5,000	1,000	40,682	(39,682)
S&P 500 Index	2,925.00 USD	1/18/19	50	5,000	375	6,093	(5,718)
S&P 500 Index	2,950.00 USD	1/18/19	50	5,000	375	47,288	(46,913)
S&P 500 Index	3,100.00 USD	1/18/19	248	24,800	620	12,093	(11,473)
S&P 500 Index	3,200.00 USD	1/18/19	252	25,200	630	1,571	(941)
S&P 500 Index	2,775.00 USD	1/22/19	40	4,000	1,900	37,169	(35,269)
S&P 500 Index	2,875.00 USD	1/22/19	40	4,000	400	5,769	(5,369)
S&P 500 Index	2,725.00 USD	1/23/19	30	3,000	4,200	27,367	(23,167)
S&P 500 Index	2,525.00 USD	1/25/19	100	10,000	493,500	210,123	283,377

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,550.00 USD	1/25/19	100	$10,000	$372,000	$164,123	$207,877
S&P 500 Index	2,800.00 USD	1/25/19	50	5,000	2,500	81,162	(78,662)
S&P 500 Index	2,950.00 USD	1/25/19	50	5,000	375	9,262	(8,887)
S&P 500 Index	2,575.00 USD	1/28/19	40	4,000	113,200	102,809	10,391
S&P 500 Index	2,675.00 USD	1/28/19	40	4,000	22,200	21,529	671
S&P 500 Index	2,775.00 USD	1/31/19	45	4,500	6,075	98,831	(92,756)
S&P 500 Index	2,875.00 USD	1/31/19	45	4,500	1,350	22,331	(20,981)
S&P 500 Index	3,000.00 USD	1/31/19	50	5,000	375	31,262	(30,887)
S&P 500 Index	3,200.00 USD	1/31/19	50	5,000	125	3,312	(3,187)
S&P 500 Index	2,800.00 USD	2/1/19	50	5,000	4,875	93,737	(88,862)
S&P 500 Index	2,900.00 USD	2/1/19	50	5,000	1,125	19,887	(18,762)
S&P 500 Index	2,925.00 USD	2/1/19	50	5,000	875	13,312	(12,437)
S&P 500 Index	2,725.00 USD	2/8/19	50	5,000	25,750	159,512	(133,762)
S&P 500 Index	3,100.00 USD	2/8/19	50	5,000	625	912	(287)
S&P 500 Index	2,875.00 USD	2/15/19	50	5,000	4,375	51,562	(47,187)
S&P 500 Index	3,200.00 USD	2/15/19	100	10,000	250	1,423	(1,173)
S&P 500 Index	2,700.00 USD	2/22/19	50	5,000	60,750	64,762	(4,012)
S&P 500 Index	2,875.00 USD	2/28/19	50	5,000	8,125	69,362	(61,237)
S&P 500 Index	3,200.00 USD	2/28/19	100	10,000	750	2,323	(1,573)

	Total call options				$1,401,588	$2,078,607	$(677,019)

Put options:
S&P 500 Index	1,500.00 USD	1/2/19	60	$6,000	$150	$1,574	$(1,424)
S&P 500 Index	1,600.00 USD	1/2/19	120	12,000	300	3,090	(2,790)
S&P 500 Index	1,700.00 USD	1/2/19	120	12,000	300	3,808	(3,508)
S&P 500 Index	2,350.00 USD	1/2/19	60	6,000	1,050	218,174	(217,124)
S&P 500 Index	2,475.00 USD	1/2/19	60	6,000	41,100	109,654	(68,554)
S&P 500 Index	1,600.00 USD	1/4/19	2,116	211,600	10,580	80,849	(70,269)
S&P 500 Index	1,650.00 USD	1/4/19	410	41,000	2,050	14,356	(12,306)
S&P 500 Index	1,700.00 USD	1/4/19	200	20,000	1,000	4,301	(3,301)
S&P 500 Index	2,340.00 USD	1/4/19	200	20,000	29,500	834,198	(804,698)
S&P 500 Index	2,370.00 USD	1/4/19	163	16,300	39,935	732,099	(692,164)
S&P 500 Index	2,390.00 USD	1/4/19	240	24,000	85,200	875,840	(790,640)
S&P 500 Index	2,450.00 USD	1/4/19	75	7,500	80,625	47,343	33,282
S&P 500 Index	2,625.00 USD	1/4/19	75	7,500	904,875	192,915	711,960
S&P 500 Index	1,500.00 USD	1/7/19	90	9,000	450	2,361	(1,911)
S&P 500 Index	1,600.00 USD	1/7/19	120	12,000	600	4,228	(3,628)
S&P 500 Index	1,700.00 USD	1/7/19	120	12,000	600	4,276	(3,676)
S&P 500 Index	2,450.00 USD	1/7/19	60	6,000	85,500	102,194	(16,694)
S&P 500 Index	2,600.00 USD	1/7/19	60	6,000	587,400	123,698	463,702
S&P 500 Index	1,600.00 USD	1/9/19	60	6,000	150	1,574	(1,424)
S&P 500 Index	1,700.00 USD	1/9/19	90	9,000	900	5,094	(4,194)
S&P 500 Index	2,475.00 USD	1/9/19	60	6,000	159,900	66,194	93,706
S&P 500 Index	2,600.00 USD	1/9/19	60	6,000	605,100	151,163	453,937
S&P 500 Index	1,500.00 USD	1/11/19	1,500	150,000	11,250	99,876	(88,626)
S&P 500 Index	1,600.00 USD	1/11/19	950	95,000	11,875	32,595	(20,720)
S&P 500 Index	1,650.00 USD	1/11/19	554	55,400	6,925	23,238	(16,313)
S&P 500 Index	2,320.00 USD	1/11/19	240	24,000	140,400	698,966	(558,566)
S&P 500 Index	2,350.00 USD	1/11/19	250	25,000	201,250	1,467,488	(1,266,238)
S&P 500 Index	2,380.00 USD	1/11/19	144	14,400	161,280	662,482	(501,202)
S&P 500 Index	2,400.00 USD	1/11/19	150	15,000	209,250	644,648	(435,398)
S&P 500 Index	2,420.00 USD	1/11/19	125	12,500	216,875	523,279	(306,404)
S&P 500 Index	2,430.00 USD	1/11/19	130	13,000	250,900	523,152	(272,252)
S&P 500 Index	1,600.00 USD	1/14/19	210	21,000	3,675	11,051	(7,376)
S&P 500 Index	2,400.00 USD	1/14/19	60	6,000	95,700	187,934	(92,234)
S&P 500 Index	2,525.00 USD	1/14/19	60	6,000	330,600	187,225	143,375
S&P 500 Index	1,600.00 USD	1/16/19	150	15,000	4,125	9,725	(5,600)
S&P 500 Index	2,375.00 USD	1/16/19	60	6,000	90,000	229,274	(139,274)
S&P 500 Index	2,500.00 USD	1/16/19	30	3,000	142,050	73,117	68,933
S&P 500 Index	1,400.00 USD	1/18/19	3,700	370,000	64,750	125,762	(61,012)
S&P 500 Index	1,550.00 USD	1/18/19	1,000	100,000	27,500	77,264	(49,764)
S&P 500 Index	1,600.00 USD	1/18/19	467	46,700	14,010	21,868	(7,858)
S&P 500 Index	2,400.00 USD	1/18/19	75	7,500	156,375	123,693	32,682
S&P 500 Index	2,575.00 USD	1/18/19	75	7,500	671,625	188,493	483,132
S&P 500 Index	1,500.00 USD	1/22/19	50	5,000	1,250	3,692	(2,442)
S&P 500 Index	1,600.00 USD	1/22/19	60	6,000	1,950	2,474	(524)
S&P 500 Index	2,350.00 USD	1/22/19	60	6,000	91,500	325,454	(233,954)
S&P 500 Index	2,475.00 USD	1/22/19	60	6,000	258,300	145,274	113,026
S&P 500 Index	1,600.00 USD	1/23/19	90	9,000	3,375	5,991	(2,616)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,450.00 USD	1/23/19	60	$6,000	$219,900	$164,474	$55,426
S&P 500 Index	1,450.00 USD	1/25/19	300	30,000	9,750	21,370	(11,620)
S&P 500 Index	1,600.00 USD	1/25/19	150	15,000	6,375	11,503	(5,128)
S&P 500 Index	2,500.00 USD	1/25/19	75	7,500	424,875	282,746	142,129
S&P 500 Index	1,500.00 USD	1/28/19	90	9,000	3,375	4,161	(786)
S&P 500 Index	2,400.00 USD	1/28/19	60	6,000	168,900	196,454	(27,554)
S&P 500 Index	1,400.00 USD	1/31/19	500	50,000	16,250	59,917	(43,667)
S&P 500 Index	1,500.00 USD	1/31/19	625	62,500	26,562	48,327	(21,765)
S&P 500 Index	2,475.00 USD	1/31/19	75	7,500	399,000	188,493	210,507
S&P 500 Index	2,650.00 USD	1/31/19	75	7,500	1,156,125	314,843	841,282
S&P 500 Index	1,600.00 USD	2/1/19	150	15,000	9,000	10,535	(1,535)
S&P 500 Index	2,350.00 USD	2/1/19	75	7,500	174,375	408,843	(234,468)
S&P 500 Index	2,525.00 USD	2/1/19	75	7,500	561,375	330,843	230,532
S&P 500 Index	1,500.00 USD	2/8/19	250	25,000	16,875	30,309	(13,434)
S&P 500 Index	1,600.00 USD	2/8/19	75	7,500	6,188	5,287	901
S&P 500 Index	2,500.00 USD	2/8/19	75	7,500	528,375	313,873	214,502
S&P 500 Index	2,475.00 USD	2/15/19	70	7,000	463,050	208,546	254,504
S&P 500 Index	2,350.00 USD	2/22/19	70	7,000	252,350	262,235	(9,885)

	Total put options				$10,246,755	$12,835,757	$(2,589,002)

	Total options purchased contracts				$11,648,343	$14,914,364	$(3,266,021)

Options written contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	2,900.00 USD	1/2/19	(80)	$(8,000)	$(200)	$(51,101)	$50,901
S&P 500 Index	2,340.00 USD	1/4/19	(200)	(20,000)	(3,325,000)	(6,017,683)	2,692,683
S&P 500 Index	2,370.00 USD	1/4/19	(163)	(16,300)	(2,237,175)	(4,451,379)	2,214,204
S&P 500 Index	2,390.00 USD	1/4/19	(240)	(24,000)	(2,840,400)	(6,091,201)	3,250,801
S&P 500 Index	2,790.00 USD	1/4/19	(225)	(22,500)	(563)	(19,523)	18,960
S&P 500 Index	2,825.00 USD	1/4/19	(100)	(10,000)	(250)	(16,777)	16,527
S&P 500 Index	2,875.00 USD	1/4/19	(75)	(7,500)	(187)	(16,382)	16,195
S&P 500 Index	3,000.00 USD	1/4/19	(100)	(10,000)	(250)	(25,477)	25,227
S&P 500 Index	2,900.00 USD	1/7/19	(80)	(8,000)	(200)	(50,461)	50,261
S&P 500 Index	2,900.00 USD	1/9/19	(120)	(12,000)	(900)	(43,052)	42,152
S&P 500 Index	2,320.00 USD	1/11/19	(240)	(24,000)	(4,581,600)	(4,743,950)	162,350
S&P 500 Index	2,350.00 USD	1/11/19	(250)	(25,000)	(4,078,750)	(4,155,906)	77,156
S&P 500 Index	2,380.00 USD	1/11/19	(144)	(14,400)	(1,962,720)	(1,948,694)	(14,026)
S&P 500 Index	2,400.00 USD	1/11/19	(150)	(15,000)	(1,785,750)	(3,821,705)	2,035,955
S&P 500 Index	2,420.00 USD	1/11/19	(125)	(12,500)	(1,280,625)	(1,836,596)	555,971
S&P 500 Index	2,430.00 USD	1/11/19	(130)	(13,000)	(1,227,850)	(3,109,179)	1,881,329
S&P 500 Index	2,925.00 USD	1/11/19	(150)	(15,000)	(1,125)	(10,177)	9,052
S&P 500 Index	2,575.00 USD	1/14/19	(120)	(12,000)	(186,600)	(140,297)	(46,303)
S&P 500 Index	2,825.00 USD	1/14/19	(80)	(8,000)	(600)	(50,221)	49,621
S&P 500 Index	2,850.00 USD	1/16/19	(80)	(8,000)	(800)	(24,701)	23,901
S&P 500 Index	2,280.00 USD	1/18/19	(248)	(24,800)	(5,762,280)	(5,690,959)	(71,321)
S&P 500 Index	2,300.00 USD	1/18/19	(252)	(25,200)	(5,386,500)	(7,792,611)	2,406,111
S&P 500 Index	2,900.00 USD	1/18/19	(150)	(15,000)	(1,125)	(28,711)	27,586
S&P 500 Index	2,825.00 USD	1/22/19	(80)	(8,000)	(1,800)	(30,541)	28,741
S&P 500 Index	2,775.00 USD	1/23/19	(30)	(3,000)	(1,575)	(11,843)	10,268
S&P 500 Index	2,875.00 USD	1/25/19	(100)	(10,000)	(1,500)	(54,177)	52,677
S&P 500 Index	2,625.00 USD	1/28/19	(80)	(8,000)	(107,600)	(98,541)	(9,059)
S&P 500 Index	2,825.00 USD	1/31/19	(90)	(9,000)	(5,400)	(98,889)	93,489
S&P 500 Index	3,100.00 USD	1/31/19	(100)	(10,000)	(250)	(17,077)	16,827
S&P 500 Index	2,875.00 USD	2/1/19	(150)	(15,000)	(4,875)	(89,440)	84,565
S&P 500 Index	2,800.00 USD	2/8/19	(100)	(10,000)	(16,250)	(129,176)	112,926
S&P 500 Index	2,950.00 USD	2/15/19	(150)	(15,000)	(5,625)	(45,865)	40,240
S&P 500 Index	2,800.00 USD	2/22/19	(150)	(15,000)	(48,750)	(53,515)	4,765
S&P 500 Index	2,950.00 USD	2/28/19	(150)	(15,000)	(10,500)	(71,065)	60,565

	Total call options				$(34,865,575)	$(50,836,872)	$15,971,297

Put options:
S&P 500 Index	2,250.00 USD	1/2/19	(120)	$(12,000)	$(900)	$(161,852)	$160,952
S&P 500 Index	2,400.00 USD	1/2/19	(120)	(12,000)	(7,200)	(95,904)	88,704
S&P 500 Index	2,300.00 USD	1/4/19	(225)	(22,500)	(17,437)	(201,997)	184,560
S&P 500 Index	2,525.00 USD	1/4/19	(150)	(15,000)	(570,750)	(219,517)	(351,233)
S&P 500 Index	2,175.00 USD	1/7/19	(180)	(18,000)	(9,450)	(259,222)	249,772
S&P 500 Index	2,525.00 USD	1/7/19	(120)	(12,000)	(503,400)	(140,084)	(363,316)
S&P 500 Index	2,225.00 USD	1/9/19	(150)	(15,000)	(23,250)	(291,065)	267,815

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2018 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,525.00 USD	1/9/19	(120)	$(12,000)	$(575,400)	$(178,994)	$(396,406)
S&P 500 Index	2,275.00 USD	1/11/19	(150)	(15,000)	(56,250)	(419,065)	362,815
S&P 500 Index	2,290.00 USD	1/11/19	(225)	(22,500)	(96,750)	(450,878)	354,128
S&P 500 Index	2,300.00 USD	1/11/19	(180)	(18,000)	(85,500)	(221,308)	135,808
S&P 500 Index	2,310.00 USD	1/11/19	(48)	(4,800)	(25,200)	(96,801)	71,601
S&P 500 Index	2,275.00 USD	1/14/19	(120)	(12,000)	(53,400)	(147,332)	93,932
S&P 500 Index	2,450.00 USD	1/14/19	(120)	(12,000)	(318,600)	(231,070)	(87,530)
S&P 500 Index	2,300.00 USD	1/16/19	(120)	(12,000)	(88,200)	(268,652)	180,452
S&P 500 Index	2,425.00 USD	1/16/19	(60)	(6,000)	(144,600)	(85,726)	(58,874)
S&P 500 Index	2,175.00 USD	1/18/19	(225)	(22,500)	(66,938)	(519,193)	452,255
S&P 500 Index	2,250.00 USD	1/18/19	(163)	(16,300)	(87,205)	(454,597)	367,392
S&P 500 Index	2,260.00 USD	1/18/19	(200)	(20,000)	(117,000)	(187,253)	70,253
S&P 500 Index	2,270.00 USD	1/18/19	(150)	(15,000)	(96,000)	(395,746)	299,746
S&P 500 Index	2,275.00 USD	1/18/19	(200)	(20,000)	(133,000)	(199,493)	66,493
S&P 500 Index	2,280.00 USD	1/18/19	(200)	(20,000)	(139,000)	(183,753)	44,753
S&P 500 Index	2,475.00 USD	1/18/19	(150)	(15,000)	(597,750)	(230,965)	(366,785)
S&P 500 Index	2,275.00 USD	1/22/19	(90)	(9,000)	(71,550)	(309,399)	237,849
S&P 500 Index	2,390.00 USD	1/22/19	(120)	(12,000)	(257,400)	(156,452)	(100,948)
S&P 500 Index	2,375.00 USD	1/23/19	(120)	(12,000)	(239,400)	(186,332)	(53,068)
S&P 500 Index	2,220.00 USD	1/25/19	(240)	(24,000)	(159,600)	(512,374)	352,774
S&P 500 Index	2,230.00 USD	1/25/19	(246)	(24,600)	(175,890)	(615,926)	440,036
S&P 500 Index	2,260.00 USD	1/25/19	(240)	(24,000)	(216,000)	(611,818)	395,818
S&P 500 Index	2,270.00 USD	1/25/19	(140)	(14,000)	(136,500)	(410,727)	274,227
S&P 500 Index	2,275.00 USD	1/25/19	(100)	(10,000)	(101,000)	(377,366)	276,366
S&P 500 Index	2,290.00 USD	1/25/19	(150)	(15,000)	(170,250)	(421,423)	251,173
S&P 500 Index	2,400.00 USD	1/25/19	(150)	(15,000)	(402,750)	(333,161)	(69,589)
S&P 500 Index	2,325.00 USD	1/28/19	(120)	(12,000)	(190,200)	(225,332)	35,132
S&P 500 Index	2,210.00 USD	1/31/19	(180)	(18,000)	(148,500)	(616,203)	467,703
S&P 500 Index	2,225.00 USD	1/31/19	(200)	(20,000)	(183,000)	(591,075)	408,075
S&P 500 Index	2,250.00 USD	1/31/19	(200)	(20,000)	(219,000)	(536,318)	317,318
S&P 500 Index	2,550.00 USD	1/31/19	(150)	(15,000)	(1,289,250)	(398,815)	(890,435)
S&P 500 Index	2,175.00 USD	2/1/19	(150)	(15,000)	(102,750)	(315,565)	212,815
S&P 500 Index	2,220.00 USD	2/1/19	(125)	(12,500)	(116,875)	(342,456)	225,581
S&P 500 Index	2,240.00 USD	2/1/19	(125)	(12,500)	(133,125)	(477,900)	344,775
S&P 500 Index	2,260.00 USD	2/1/19	(144)	(14,400)	(176,400)	(467,996)	291,596
S&P 500 Index	2,310.00 USD	2/1/19	(175)	(17,500)	(307,125)	(598,398)	291,273
S&P 500 Index	2,425.00 USD	2/1/19	(150)	(15,000)	(585,750)	(397,915)	(187,835)
S&P 500 Index	2,200.00 USD	2/8/19	(125)	(12,500)	(133,125)	(318,596)	185,471
S&P 500 Index	2,240.00 USD	2/8/19	(100)	(10,000)	(137,500)	(426,054)	288,554
S&P 500 Index	2,250.00 USD	2/8/19	(125)	(12,500)	(183,125)	(288,596)	105,471
S&P 500 Index	2,400.00 USD	2/8/19	(150)	(15,000)	(579,750)	(353,289)	(226,461)
S&P 500 Index	2,160.00 USD	2/15/19	(200)	(20,000)	(203,000)	(640,434)	437,434
S&P 500 Index	2,190.00 USD	2/15/19	(250)	(25,000)	(303,750)	(990,354)	686,604
S&P 500 Index	2,350.00 USD	2/15/19	(140)	(14,000)	(454,300)	(215,777)	(238,523)
S&P 500 Index	2,235.00 USD	2/22/19	(140)	(14,000)	(261,800)	(274,227)	12,427
S&P 500 Index	2,050.00 USD	2/28/19	(200)	(20,000)	(150,000)	(502,753)	352,753
S&P 500 Index	2,100.00 USD	2/28/19	(100)	(10,000)	(98,500)	(301,126)	202,626
S&P 500 Index	2,200.00 USD	2/28/19	(150)	(15,000)	(257,250)	(361,535)	104,285
S&P 500 Index	2,000.00 USD	3/15/19	(150)	(15,000)	(120,750)	(375,865)	255,115
S&P 500 Index	2,050.00 USD	3/15/19	(195)	(19,500)	(201,825)	(402,644)	200,819
S&P 500 Index	2,070.00 USD	3/15/19	(195)	(19,500)	(223,275)	(409,939)	186,664
S&P 500 Index	2,180.00 USD	3/15/19	(230)	(23,000)	(465,750)	(1,175,827)	710,077
S&P 500 Index	2,025.00 USD	3/29/19	(200)	(20,000)	(225,000)	(394,503)	169,503

	Total put options				$(13,194,195)	$(21,974,937)	$8,780,742

	Total options written contracts				$(48,059,770)	$(72,811,809)	$24,752,039

(e)	At December 31, 2018, the Fund pledged $3,079,441 in cash as collateral for options written.

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

December 31, 2018 (unaudited)

Shares		Value*

EXCHANGE-TRADED FUNDS—93.5%

SPDR S&P 500 (a) (cost—$1,823,641)	8,015	$2,003,109

Total Options Purchased—4.7% (cost—$64,555) (b)(c)(d)		100,583

Total Investments, before options written (cost—$1,888,196)—98.2%		2,103,692

Total Options Written—(0.2)% (premiums received—$8,048) (b)(c)(d)		(3,230)

Total Investments, net of options written (cost—$1,880,148)—98.0%		2,100,462

Other assets less other liabilities—2.0%		42,658

Net Assets—100.0%		$2,143,120

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2018:

Options purchased contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	3,200.00 USD	1/4/19	4	$400	$10	$51	$(41)
S&P 500 Index	3,250.00 USD	2/1/19	4	400	10	37	(27)

Total call options					$20	$88	$(68)

Put options:
S&P 500 Index	2,575.00 USD	9/20/19	1	$100	$19,405	$6,821	$12,584
S&P 500 Index	2,575.00 USD	1/18/19	1	100	8,955	8,134	821
S&P 500 Index	2,400.00 USD	3/15/19	1	100	5,975	7,624	(1,649)
S&P 500 Index	2,375.00 USD	4/18/19	1	100	7,251	7,882	(631)
S&P 500 Index	2,375.00 USD	5/17/19	1	100	8,328	6,467	1,861
S&P 500 Index	2,425.00 USD	6/21/19	1	100	10,745	6,693	4,052
S&P 500 Index	2,450.00 USD	6/21/19	1	100	11,605	6,731	4,874
S&P 500 Index	2,450.00 USD	7/19/19	1	100	12,777	6,833	5,944
S&P 500 Index	2,500.00 USD	8/16/19	1	100	15,522	7,282	8,240

Total put options					$100,563	$64,467	$36,096

Total options purchased contracts					$100,583	$64,555	$36,028

Options written contracts outstanding at December 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation
Call options:
S&P 500 Index	2,895.00 USD	1/4/19	(4)	$(400)	$(10)	$(3,181)	$3,171
S&P 500 Index	2,675.00 USD	2/1/19	(4)	(400)	(3,220)	(4,867)	1,647

Total options written contracts					$(3,230)	$(8,048)	$4,818

(e)	At December 31, 2018, the Fund pledged $24,496 in cash as collateral for option written.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2018 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Aerospace & Defense—1.3%
Ducommun, Inc. (a)	8,107	$294,446

Banks—8.3%
Atlantic Capital Bancshares, Inc. (a)	14,768	241,752
First Internet Bancorp	6,220	127,137
Franklin Financial Network, Inc. (a)	7,795	205,554
Heritage Commerce Corp.	20,122	228,183
National Commerce Corp. (a)	4,908	176,688
People’s Utah Bancorp	7,425	223,864
Preferred Bank	6,670	289,145
Triumph Bancorp, Inc. (a)	7,115	211,316
Veritex Holdings, Inc. (a)	9,253	197,829

		1,901,468

Beverages—1.0%
Primo Water Corp. (a)	15,663	219,439

Biotechnology—13.9%
Abeona Therapeutics, Inc. (a)	6,750	48,195
Albireo Pharma, Inc. (a)	2,462	60,393
Arrowhead Pharmaceuticals, Inc. (a)	10,141	125,951
Audentes Therapeutics, Inc. (a)	3,763	80,227
BioCryst Pharmaceuticals, Inc. (a)	16,924	136,577
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,746	138,527
BioSpecifics Technologies Corp. (a)	3,500	212,100
Cara Therapeutics, Inc. (a)	6,388	83,044
Corbus Pharmaceuticals Holdings, Inc. (a)	10,185	59,480
CytomX Therapeutics, Inc. (a)	6,652	100,445
Flexion Therapeutics, Inc. (a)	7,501	84,911
GlycoMimetics, Inc. (a)	7,048	66,745
Intellia Therapeutics, Inc. (a)	5,332	72,782
Iovance Biotherapeutics, Inc. (a)	11,082	98,076
Karyopharm Therapeutics, Inc. (a)	7,014	65,721
Kindred Biosciences, Inc. (a)	16,370	179,251
Kura Oncology, Inc. (a)	5,801	81,446
La Jolla Pharmaceutical Co. (a)	5,876	55,411
MacroGenics, Inc. (a)	6,177	78,448
Minerva Neurosciences, Inc. (a)	6,714	45,252
Progenics Pharmaceuticals, Inc. (a)	15,860	66,612
Rigel Pharmaceuticals, Inc. (a)	30,365	69,840
Sangamo Therapeutics, Inc. (a)	9,544	109,565
Stemline Therapeutics, Inc. (a)	5,075	48,213
T2 Biosystems, Inc. (a)	32,317	97,274
uniQure NV (a)	3,295	94,962
Vanda Pharmaceuticals, Inc. (a)	8,429	220,250
Veracyte, Inc. (a)	18,792	236,403
Verastem, Inc. (a)	17,591	59,106
Vericel Corp. (a)	10,040	174,696
Viking Therapeutics, Inc. (a)	10,402	79,575
Voyager Therapeutics, Inc. (a)	5,033	47,310

		3,176,788

Chemicals—0.8%
American Vanguard Corp.	12,652	192,184

Construction & Engineering—2.9%
NV5 Global, Inc. (a)	7,354	445,285
Sterling Construction Co., Inc. (a)	19,370	210,939

		656,224

Construction Materials—0.7%
U.S. Concrete, Inc. (a)	4,817	169,944

Diversified Consumer Services—0.6%
Carriage Services, Inc.	8,939	138,555

Electrical Equipment—0.9%
Allied Motion Technologies, Inc.	4,320	193,061

Electronic Equipment, Instruments & Components—1.2%
Mesa Laboratories, Inc.	1,346	280,493

	Shares	Value*

Entertainment—1.0%
Rosetta Stone, Inc. (a)	14,268	$233,995

Food Products—1.0%
John B Sanfilippo & Son, Inc.	3,962	220,525

Healthcare Equipment & Supplies—14.9%
Antares Pharma, Inc. (a)	52,549	142,933
AxoGen, Inc. (a)	11,457	234,067
CryoLife, Inc. (a)	10,779	305,908
CryoPort, Inc. (a)	25,013	275,893
CytoSorbents Corp. (a)	23,499	189,872
Heska Corp. (a)	3,338	287,402
IntriCon Corp. (a)	10,448	275,618
LeMaitre Vascular, Inc.	10,685	252,593
OrthoPediatrics Corp. (a)	8,934	311,618
Senseonics Holdings, Inc. (a)	63,564	164,631
Sientra, Inc. (a)	18,372	233,508
Surmodics, Inc. (a)	7,458	352,465
Tactile Systems Technology, Inc. (a)	8,521	388,132

		3,414,640

Healthcare Providers & Services—4.0%
Addus HomeCare Corp. (a)	3,884	263,646
BioTelemetry, Inc. (a)	6,298	376,117
Catasys, Inc. (a)	8,277	77,555
RadNet, Inc. (a)	18,473	187,870

		905,188

Healthcare Technology—4.3%
Tabula Rasa HealthCare, Inc. (a)	7,445	474,693
Vocera Communications, Inc. (a)	13,141	517,099

		991,792

Hotels, Restaurants & Leisure—2.8%
Carrols Restaurant Group, Inc. (a)	24,352	239,623
Century Casinos, Inc. (a)	26,615	196,685
Red Lion Hotels Corp. (a)	24,434	200,359

		636,667

Household Durables—1.2%
LGI Homes, Inc., Class A (a)	4,003	181,016
Turtle Beach Corp. (a)	7,227	103,129

		284,145

Internet & Direct Marketing Retail—1.5%
Gaia, Inc., Class A (a)	16,798	174,027
RumbleON, Inc., Class B (a)	28,996	155,999

		330,026

IT Services—3.3%
Brightcove, Inc. (a)	23,205	163,363
Carbonite, Inc. (a)	10,134	255,985
Hackett Group, Inc.	20,537	328,797

		748,145

Leisure Equipment & Products—0.8%
MasterCraft Boat Holdings, Inc. (a)	10,018	187,337

Life Sciences Tools & Services—4.2%
Champions Oncology, Inc. (a)	17,467	136,417
Codexis, Inc. (a)	9,593	160,203
NeoGenomics, Inc. (a)	33,428	421,527
Quanterix Corp. (a)	12,558	229,937

		948,084

Machinery—3.0%
DMC Global, Inc.	13,234	464,778
Manitex International, Inc. (a)	24,866	141,239
Westport Fuel Systems, Inc. (a)	55,083	73,260

		679,277

Media—0.4%
Cardlytics, Inc. (a)	9,135	98,932

Metals & Mining—0.6%
Universal Stainless & Alloy Products, Inc. (a)	8,911	144,447

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2018 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—2.7%
Evolution Petroleum Corp.	26,434	$180,280
Lonestar Resources U.S., Inc., Class A (a)	35,510	129,612
Penn Virginia Corp. (a)	3,699	199,968
Ring Energy, Inc. (a)	19,727	100,213

		610,073

Pharmaceuticals—3.2%
ANI Pharmaceuticals, Inc. (a)	4,249	191,290
Assembly Biosciences, Inc. (a)	3,020	68,313
Cymabay Therapeutics, Inc. (a)	10,210	80,353
Intersect ENT, Inc. (a)	7,234	203,854
Revance Therapeutics, Inc. (a)	4,379	88,149
WaVe Life Sciences Ltd. (a)	2,532	106,445

		738,404

Professional Services—1.0%
CRA International, Inc.	5,304	225,685

Road & Rail—1.1%
Daseke, Inc. (a)	22,929	84,379
USA Truck, Inc. (a)	11,266	168,652

		253,031

Semiconductors & Semiconductor Equipment—2.8%
Adesto Technologies Corp. (a)	30,648	134,851
AXT, Inc. (a)	32,475	141,266
FormFactor, Inc. (a)	15,488	218,226
Ichor Holdings Ltd. (a)	8,383	136,643

		630,986

Software—7.2%
Amber Road, Inc. (a)	28,693	236,143
Asure Software, Inc. (a)	18,259	92,756
eGain Corp. (a)	27,543	180,958
Fusion Connect, Inc. (a)	48,644	81,722
Model N, Inc. (a)	15,221	201,374
QAD, Inc., Class A	6,416	252,341
ShotSpotter, Inc. (a)	5,373	167,530
Upland Software, Inc. (a)	9,788	266,038
Zix Corp. (a)	29,665	169,980

		1,648,842

Technology Hardware, Storage & Peripherals—0.8%
USA Technologies, Inc. (a)	47,898	186,323

Water Utilities—1.3%
AquaVenture Holdings Ltd. (a)	15,718	296,913

Wireless Telecommunication Services—1.7%
Boingo Wireless, Inc. (a)	19,137	393,648

Total Common Stock (cost—$19,889,432)		22,029,707

	Principal Amount (000s)

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $993,028; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $1,013,625 including accrued interest (cost—$993,000)	$993	993,000

Total Investments (cost—$20,882,432)—100.7%		23,022,707

Liabilities in excess of other assets—(0.7)%		(158,784)

Net Assets—100.0%		$22,863,923

Notes to Schedule of Investments:

(a)	Non-income producing.

Notes to Schedules of Investments

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices, on an exchange or other market or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees of each Fund (together, the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated the responsibility for applying the valuation methods to the Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term investments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board of Trustees or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2018-13 which changes the fair value measurement disclosure requirements for investment companies. The ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has reviewed ASU 2018-13 and resolved to adopt immediately certain aspects of the ASU related to the removal and modification of certain fair measurement disclosures.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2018 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$28,878,452	—	—	$28,878,452
Exchange-Traded Funds	2,398,349	—	—	2,398,349
U.S. Treasury Obligations	—	$499,050	—	499,050
Repurchase Agreements	—	294,000	—	294,000

	31,276,801	793,050	—	32,069,851

Other Financial Instruments*—Assets
Foreign Exchange Contracts	209	—	—	209
Interest Rate Contracts	50,416	—	—	50,416
Market Price	11,945	—	—	11,945

	62,570	—	—	62,570

Other Financial Instruments*—Liabilities
Market Price	(21,663)	—	—	(21,663)

Totals	$31,317,708	$793,050	—	$32,110,758

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$43,539,242	—	—	$43,539,242
Exchange-Traded Funds	920,148	—	—	920,148
U.S. Treasury Obligations	—	$698,670	—	698,670
Repurchase Agreements	—	392,000	—	392,000

	44,459,390	1,090,670	—	45,550,060

Other Financial Instruments*—Assets
Foreign Exchange Contracts	417	—	—	417
Interest Rate Contracts	8,403	—	—	8,403
Market Price	9,906	—	—	9,906

	18,726	—	—	18,726

Other Financial Instruments*—Liabilities
Market Price	(62,777)	—	—	(62,777)

Totals	$44,415,339	$1,090,670	—	$45,506,009

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$53,407,861	—	—	$53,407,861
Exchange-Traded Funds	114,738	—	—	114,738
U.S. Treasury Obligations	—	$623,812	—	623,812
Repurchase Agreements	—	284,000	—	284,000

	53,522,599	907,812	—	54,430,411

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,043	—	—	1,043
Market Price	8,748	—	—	8,748

	9,791	—	—	9,791

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(4,205)	—	—	(4,205)
Market Price	(73,892)	—	—	(73,892)

	(78,097)	—	—	(78,097)

Totals	$53,454,293	$907,812	—	$54,362,105

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$38,916,531	—	—	$38,916,531
U.S. Treasury Obligations	—	$623,812	—	623,812
Repurchase Agreements	—	243,000	—	243,000

	38,916,531	866,812	—	39,783,343

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,465	—	—	1,465
Market Price	28,087	—	—	28,087

	29,552	—	—	29,552

Other Financial Instruments*—Liabilities
Market Price	(70,240)	—	—	(70,240)

Totals	$38,875,843	$866,812	—	$39,742,655

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$39,781,433	—	—	$39,781,433
U.S. Treasury Obligations	—	$648,765	—	648,765
Repurchase Agreements	—	236,000	—	236,000

	39,781,433	884,765	—	40,666,198

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,299	—	—	2,299
Market Price	31,621	—	—	31,621

	33,920	—	—	33,920

Other Financial Instruments*—Liabilities
Market Price	(84,709)	—	—	(84,709)

Totals	$39,730,644	$884,765	—	$40,615,409

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$26,243,133	—	—	$26,243,133
U.S. Treasury Obligations	—	$439,164	—	439,164
Repurchase Agreements	—	334,000	—	334,000

	26,243,133	773,164	—	27,016,297

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,673	—	—	1,673
Market Price	20,043	—	—	20,043

	21,716	—	—	21,716

Other Financial Instruments*—Liabilities
Market Price	(59,503)	—	—	(59,503)

Totals	$26,205,346	$773,164	—	$26,978,510

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$27,749,500	—	—	$27,749,500
Repurchase Agreements	—	$350,000	—	350,000

	27,749,500	350,000	—	28,099,500

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,882	—	—	1,882
Market Price	29,123	—	—	29,123

	31,005	—	—	31,005

Other Financial Instruments*—Liabilities
Market Price	(64,583)	—	—	(64,583)

Totals	$27,715,922	$350,000	—	$28,065,922

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$13,763,877	—	—	$13,763,877
Repurchase Agreements	—	$460,000	—	460,000
U.S. Treasury Obligations	—	229,563	—	229,563

	13,763,877	689,563	—	14,453,440

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,048	—	—	1,048
Market Price	14,892	—	—	14,892

	15,940	—	—	15,940

Other Financial Instruments*—Liabilities
Market Price	(32,291)	—	—	(32,291)

Totals	$13,747,526	$689,563	—	$14,437,089

AllianzGI Multi Asset Income:
Investments in Securities—Assets
Mutual Funds	$19,326,202	—	—	$19,326,202
Exchange-Traded Funds	5,889,520	—	—	5,889,520
Common Stock	4,175,793	—	—	4,175,793
Repurchase Agreements	—	$1,393,000	—	1,393,000
U.S. Treasury Obligations	—	991,081	—	991,081

	29,391,515	2,384,081	—	31,775,596

Other Financial Instruments*—Assets
Interest Rate Contracts	149,593	—	—	149,593
Market Price	15,134	—	—	15,134

	164,727	—	—	164,727

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(43,836)	—	—	(43,836)
Market Price	(46,089)	—	—	(46,089)

	(89,925)	—	—	(89,925)

Totals	$29,466,317	$2,384,081	—	$31,850,398

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$276,055,887	—	—	$276,055,887
Exchange-Traded Funds	9,483,794	—	—	9,483,794
Repurchase Agreements	—	$7,634,000	—	7,634,000

	285,539,681	7,634,000	—	293,173,681

Other Financial Instruments*—Assets
Interest Rate Contracts	473,097	—	—	473,097
Market Price	203,325	—	—	203,325

	676,422	—	—	676,422

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(38,370)	—	—	(38,370)
Market Price	(284,116)	—	—	(284,116)

	(322,486)	—	—	(322,486)

Totals	$285,893,617	$7,634,000	—	$293,527,617

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	—	$9,934,455	—	$9,934,455
Austria	—	2,051,914	—	2,051,914
Brazil	$486,626	2,307,576	—	2,794,202
China	2,817,353	12,058,539	$1,154	14,877,046
Denmark	—	664,475	—	664,475
Finland	—	946,752	—	946,752
France	—	19,184,287	—	19,184,287
Germany	—	4,030,197	—	4,030,197
Greece	—	—	16,862	16,862
Hong Kong	—	3,001,375	—	3,001,375
Hungary	—	451,008	—	451,008
Indonesia	226,324	1,549,187	—	1,775,511
Ireland	—	411,809	—	411,809
Israel	—	977,610	—	977,610
Italy	—	5,261,423	—	5,261,423
Japan	—	34,759,549	—	34,759,549
Korea (Republic of)	1,867,068	4,341,078	—	6,208,146
Malaysia	—	1,788,334	—	1,788,334
Netherlands	346,619	3,501,015	—	3,847,634
New Zealand	—	1,900,170	—	1,900,170
Norway	—	2,264,831	—	2,264,831
Philippines	—	1,069,814	—	1,069,814
Qatar	—	438,375	—	438,375
Romania	—	285,102	—	285,102
Singapore	—	1,054,616	—	1,054,616
South Africa	274,774	601,224	—	875,998
Spain	—	4,412,257	—	4,412,257
Sweden	85,467	3,298,319	—	3,383,786
Switzerland	969,478	7,068,322	—	8,037,800
Taiwan	1,227,590	5,553,889	—	6,781,479
Thailand	—	—	1,293,733	1,293,733
Turkey	—	1,064,902	—	1,064,902
United Arab Emirates	297,899	402,372	—	700,271
United Kingdom	1,225,321	18,991,172	—	20,216,493
All Other	264,313,689	—	—	264,313,689
Exchange-Traded Funds	7,016,582	—	—	7,016,582
Preferred Stock:
Colombia	213,358	—	—	213,358
All Other	—	1,781,462	—	1,781,462
Rights	19,709	—	—	19,709
Repurchase Agreements	—	4,083,000	—	4,083,000

	281,387,857	161,490,410	1,311,749	444,190,016

Other Financial Instruments*—Liabilities
Market Price	(51,117)	—	—	(51,117)

Totals	$281,336,740	$161,490,410	$1,311,749	$444,138,899

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Austria	$38,692	$195,465	—	$234,157
Brazil	41,871	34,045	—	75,916
Canada	79,006	—	—	79,006
China	25,628	99,908	—	125,536
Finland	9,060	112,130	—	121,190
France	24,954	2,301,282	—	2,326,236
Ireland	15,826	55,194	—	71,020
Italy	42,671	912,559	—	955,230
Mexico	51,883	—	—	51,883
Netherlands	37,897	553,031	—	590,928
Thailand	—	—	$50,122	50,122
United Kingdom	75,167	3,527,906	—	3,603,073
All Other	—	12,878,883	—	12,878,883
Exchange-Traded Funds	274,725	—	—	274,725
Preferred Stock	—	116,197	—	116,197
Rights	4,339	—	—	4,339

Totals	$721,719	$20,786,600	$50,122	$21,558,441

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$83,594,786	—	—	$83,594,786
Repurchase Agreements	—	$2,797,000	—	2,797,000

	83,594,786	2,797,000	—	86,391,786

Other Financial Instruments*—Liabilities
Market Price	(40,431)	—	—	(40,431)

Totals	$83,554,355	$2,797,000	—	$86,351,355

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
IT Services	—	—	$3,930,712	$3,930,712
All Other	—	$406,308,287	—	406,308,287
Convertible Preferred Stock:
Electronics	—	4,328,030	—	4,328,030
Equity Real Estate Investment Trusts (REITs)	—	7,415,748	—	7,415,748
Hand/Machine Tools	—	2,570,814	—	2,570,814
Healthcare-Products	—	6,497,882	—	6,497,882
All Other	$41,532,961	—	—	41,532,961
Repurchase Agreements	—	3,595,000	—	3,595,000

Totals	$41,532,961	$430,715,761	$3,930,712	$476,179,434

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Core Bond:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$11,558,983	—	$11,558,983
U.S. Government Agency Securities	—	10,467,221	—	10,467,221
Asset-Backed Securities	—	6,491,731	—	6,491,731
Corporate Bonds & Notes	—	5,759,870	—	5,759,870

	—	34,277,805	—	34,277,805

Other Financial Instruments*—Assets
Credit Contracts	—	18,992	—	18,992
Interest Rate Contracts	97,829	—	—	97,829

	97,829	18,992	—	116,821

Other Financial Instruments*—Liabilities
Credit Contracts	—	(3,642)	—	(3,642)
Interest Rate Contracts	(58,350)	—	—	(58,350)

	(58,350)	(3,642)	—	(61,992)

Totals	$39,479	$34,293,155	—	$34,332,634

AllianzGI Core Plus Bond:
Investments in Securities—Assets
U.S. Government Agency Securities	—	$14,235,289	—	$14,235,289
U.S. Treasury Obligations	—	13,906,825	—	13,906,825
Corporate Bonds & Notes	—	8,963,379	—	8,963,379
Asset-Backed Securities	—	8,804,694	—	8,804,694
Repurchase Agreements	—	307,000	—	307,000

	—	46,217,187	—	46,217,187

Other Financial Instruments*—Assets
Credit Contracts	—	25,828	—	25,828
Interest Rate Contracts	154,757	—	—	154,757

	154,757	25,828	—	180,585

Other Financial Instruments*—Liabilities
Credit Contracts	—	(22,011)	—	(22,011)
Interest Rate Contracts	(46,218)	—	—	(46,218)

	(46,218)	(22,011)	—	(68,229)

Totals	$108,539	$46,221,004	—	$46,329,543

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$226,663	$832,498	—	$1,059,161
China	1,453,268	7,992,081	—	9,445,349
India	1,282,962	1,580,099	—	2,863,061
Mexico	558,068	—	—	558,068
Russian Federation	638,845	—	—	638,845
Thailand	—	—	$1,562,466	1,562,466
United States	2,410,571	—	—	2,410,571
All Other	—	12,524,776	—	12,524,776
Preferred Stock	—	699,115	—	699,115
Repurchase Agreements	—	452,000	—	452,000

Totals	$6,570,377	$24,080,569	$1,562,466	$32,213,412

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Sovereign Debt Obligations	—	$14,789,101	—	$14,789,101
Corporate Bonds & Notes	—	2,223,950	—	2,223,950
Repurchase Agreements	—	987,000	—	987,000

	—	18,000,051	—	18,000,051

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	15,632	—	15,632

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(13,965)	—	(13,965)

Totals	—	$18,001,718	—	$18,001,718

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$327,556	$113,091	—	$440,647
Czech Republic	50,149	—	—	50,149
India	255,812	1,290,555	—	1,546,367
Korea (Republic of)	106,538	1,290,213	—	1,396,751
Mexico	41,883	—	—	41,883
Russian Federation	92,359	—	$40,561	132,920
South Africa	130,506	—	—	130,506
Thailand	—	26,220	582,356	608,576
United Arab Emirates	17,969	—	—	17,969
All Other	—	3,920,349	—	3,920,349
Preferred Stock:
Brazil	—	478,782	—	478,782
Russian Federation	—	—	287,656	287,656

Totals	$1,022,772	$7,119,210	$910,573	$9,052,555

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
France	$6,826	$1,182,130	—	$1,188,956
All Other	—	4,095,385	—	4,095,385
Repurchase Agreements	—	134,000	—	134,000

Totals	$6,826	$5,411,515	—	$5,418,341

AllianzGI Floating Rate Note:
Investments in Securities—Assets
Mortgage-Backed Securities	—	$11,332,634	—	$11,332,634
Corporate Bonds & Notes	—	907,232	—	907,232
U.S. Government Agency Securities	—	692,120	—	692,120
Asset-Backed Securities	—	498,175	—	498,175
U.S. Treasury Obligations	—	1,374,419	—	1,374,419
Repurchase Agreements	—	501,000	—	501,000

	—	15,305,580	—	15,305,580

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	25,837	—	25,837
Interest Rate Contracts	10,688	—	—	10,688

	10,688	25,837	—	36,525

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(3,856)	—	(3,856)
Interest Rate Contracts	(3,719)	—	—	(3,719)

	(3,719)	(3,856)	—	(7,575)

Totals	$6,969	$15,327,561	—	$15,334,530

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	$27,338	$762,573	—	$789,911
Austria	32,449	545,300	—	577,749
Belgium	42,016	23,776	—	65,792
Brazil	139,532	570,940	—	710,472
China	529,174	4,924,087	$34	5,453,295
Czech Republic	58,298	51,727	—	110,025
Denmark	4,812	107,414	—	112,226
Finland	33,129	407,851	—	440,980
France	—	4,847,657	—	4,847,657
Germany	3,715	1,300,991	—	1,304,706
Greece	93,142	144,093	4,316	241,551
Hong Kong	—	1,557,094	—	1,557,094
Hungary	—	399,808	—	399,808
Indonesia	—	792,280	—	792,280
Ireland	8,029	14,545	—	22,574
Israel	65,018	525,930	—	590,948
Italy	8,399	1,163,493	—	1,171,892
Japan	—	11,101,193	—	11,101,193
Korea (Republic of)	534,498	2,191,128	—	2,725,626
Malaysia	575	606,909	—	607,484
Netherlands	83,081	1,689,316	—	1,772,397
New Zealand	—	436,128	—	436,128
Norway	—	801,710	—	801,710
Philippines	—	343,717	—	343,717
Poland	—	85,456	—	85,456
Russian Federation	76,036	2,541	—	78,577
Singapore	—	1,018,409	—	1,018,409
South Africa	—	366,405	—	366,405
Spain	—	1,420,273	—	1,420,273
Sweden	25,905	1,028,149	—	1,054,054
Switzerland	—	1,664,145	—	1,664,145
Taiwan	—	1,976,331	—	1,976,331
Thailand	—	57,285	1,167,272	1,224,557
Turkey	—	520,272	—	520,272
United Kingdom	693,875	4,716,062	—	5,409,937
All Other	59,462,019	—	—	59,462,019
Corporate Bonds & Notes	—	30,757,312	—	30,757,312
Exchange-Traded Funds	27,476,097	—	—	27,476,097
U.S. Government Agency Securities	—	14,964,478	—	14,964,478
U.S. Treasury Obligations	—	12,220,500	—	12,220,500
Sovereign Debt Obligations	—	8,679,187	—	8,679,187
Mutual Funds	2,995,848	—	—	2,995,848
Preferred Stock:
Colombia	81,613	—	—	81,613
All Other	—	525,592	—	525,592
Rights	7,568	—	—	7,568
Repurchase Agreements	—	3,034,000	—	3,034,000

	92,482,166	118,346,057	1,171,622	211,999,845

Other Financial Instruments*—Assets
Foreign Exchange Contracts	21,855	—	—	21,855
Interest Rate Contracts	371,914	—	—	371,914
Market Price	168,608	—	—	168,608

	562,377	—	—	562,377

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(247,320)	—	—	(247,320)
Market Price	(796,220)	—	—	(796,220)

	(1,043,540)	—	—	(1,043,540)

Totals	$92,001,003	$118,346,057	$1,171,622	$211,518,682

AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$20,021,215	—	$20,021,215
Sovereign Debt Obligations	—	228,179	—	228,179
U.S. Treasury Obligations	—	928,637	—	928,637
Repurchase Agreements	—	285,000	—	285,000

	—	21,463,031	—	21,463,031

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(29,795)	—	(29,795)
Interest Rate Contracts	(11,156)	—	—	(11,156)

	(11,156)	(29,795)	—	(40,951)

Totals	$(11,156)	$21,433,236	—	$21,422,080

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$310,584	—	$310,584
Denmark	—	322,362	—	322,362
France	—	515,141	—	515,141
Germany	—	1,749,747	—	1,749,747
Japan	—	1,004,846	—	1,004,846
Korea (Republic of)	—	323,214	—	323,214
Spain	—	855,498	—	855,498
Sweden	—	712,522	—	712,522
Switzerland	—	896,541	—	896,541
United Kingdom	—	2,915,154	—	2,915,154
All Other	$11,254,009	—	—	11,254,009
Repurchase Agreements	—	825,000	—	825,000

Totals	$11,254,009	$10,430,609	—	$21,684,618

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	—	$21,524,763	—	$21,524,763
China	—	24,051,749	—	24,051,749
Finland	—	9,280,465	—	9,280,465
France	$9,311,800	28,968,785	—	38,280,585
Japan	—	10,563,233	—	10,563,233
Sweden	—	23,686,335	—	23,686,335
Switzerland	—	19,749,836	—	19,749,836
United Kingdom	—	66,471,999	—	66,471,999
All Other	305,843,187	—	—	305,843,187

	315,154,987	204,297,165	—	519,452,152

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(38,469)	—	(38,469)

Totals	$315,154,987	$204,258,696	—	$519,413,683

AllianzGI Green Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$3,135,355	—	$3,135,355
Sovereign Debt Obligations	—	1,462,194	—	1,462,194
Repurchase Agreements	—	423,000	—	423,000

	—	5,020,549	—	5,020,549

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	13,899	—	13,899

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(20,125)	—	(20,125)

Totals	—	$5,014,323	—	$5,014,323

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$6,793,815	$126,445	$6,920,260
Diversified Financial Services	—	7,262,531	1,359,920	8,622,451
Media	—	10,763,404	55	10,763,459
All Other	—	118,822,405	—	118,822,405
Preferred Stock	—	—	5,575,182	5,575,182
Common Stock	—	—	412,058	412,058
Warrants	—	—	1	1
Repurchase Agreements	—	1,494,000	—	1,494,000

Totals	—	$145,136,155	$7,473,661	$152,609,816

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Canada	$2,419,976	—	—	$2,419,976
China	2,042,898	$1,161,247	—	3,204,145
India	511,838	419,945	—	931,783
Ireland	371,610	372,861	—	744,471
Israel	567,606	—	—	567,606
Mexico	104,698	—	—	104,698
All Other	—	15,571,037	—	15,571,037
Repurchase Agreements	—	264,000	—	264,000

Totals	$6,018,626	$17,789,090	—	$23,807,716

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
United Kingdom	$1,593,416	$10,344,718	—	$11,938,134
All Other	—	85,305,512	—	85,305,512
Preferred Stock	—	1,182,564	—	1,182,564
Repurchase Agreements	—	3,806,000	—	3,806,000

Totals	$1,593,416	$100,638,794	—	$102,232,210

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$18,270,113	—	—	$18,270,113
Repurchase Agreements	—	$111,000	—	111,000

Totals	$18,270,113	$111,000	—	$18,381,113

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$1,646,749	$2,346,192	—	$3,992,941
Chile	754,848	—	—	754,848
China	1,736,564	22,745,570	—	24,482,134
France	780,808	—	—	780,808
Korea (Republic of)	867,455	7,073,659	—	7,941,114
Mexico	4,693,524	—	—	4,693,524
Peru	798,234	—	—	798,234
Russian Federation	1,454,164	—	$2,144,179	3,598,343
South Africa	2,884,393	3,191,074	—	6,075,467
Taiwan	1,002,808	6,059,799	—	7,062,607
United States	3,001,997	—	—	3,001,997
All Other	—	28,165,944	—	28,165,944
Preferred Stock	—	5,747,689	—	5,747,689

Totals	$19,621,544	$75,329,927	$2,144,179	$97,095,650

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Austria	$16,006	$21,649	—	$37,655
Canada	95,098	—	—	95,098
Israel	27,168	20,303	—	47,471
Mexico	78,739	—	—	78,739
Peru	30,818	—	—	30,818
Russian Federation	23,340	—	—	23,340
South Africa	61,839	—	—	61,839
Spain	26,448	61,828	—	88,276
Sweden	22,979	43,174	—	66,153
United Kingdom	171,594	401,721	—	573,315
United States	26,554	—	—	26,554
All Other	—	1,486,896	—	1,486,896

Totals	$580,583	$2,035,571	—	$2,616,154

AllianzGI PerformanceFee Managed Futures Strategy:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$26,472,055	—	$26,472,055
Repurchase Agreements	—	1,461,000	—	1,461,000

	—	27,933,055	—	27,933,055

Other Financial Instruments*—Assets
Commodity Contracts	508,564	—	—	508,564
Credit Contracts	—	114,241	—	114,241
Foreign Exchange Contracts	74,587	—	—	74,587
Interest Rate Contracts	270,849	—	—	270,849
Market Price	119,962	—	—	119,962

	973,962	114,241	—	1,088,203

Other Financial Instruments*—Liabilities
Commodity Contracts	(202,473)	—	—	(202,473)
Credit Contracts	—	(45,990)	—	(45,990)
Foreign Exchange Contracts	(214,284)	—	—	(214,284)
Interest Rate Contracts	(4,830)	—	—	(4,830)
Market Price	(39,349)	—	—	(39,349)

	(460,936)	(45,990)	—	(506,926)

Totals	$513,026	$28,001,306	—	$28,514,332

AllianzGI PerformanceFee Structured US Equity:
Investments in Securities—Assets
Exchange-Traded Funds	$71,247,397	—	—	$71,247,397
Repurchase Agreements	—	$864,000	—	864,000
Options Purchased:
Market Price	733,590	—	—	733,590

	71,980,987	864,000	—	72,844,987

Investments in Securities—Liabilities
Options Written:
Market Price	(1,142,340)	(21,369)	—	(1,163,709)

Totals	$70,838,647	$842,631	—	$71,681,278

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI PerformanceFee Structured US Fixed Income:
Investments in Securities—Assets
Exchange-Traded Funds	$25,349,518	—	—	$25,349,518
Repurchase Agreements	—	$138,000	—	138,000
Options Purchased:
Market Price	98,925	—	—	98,925

	25,448,443	138,000	—	25,586,443

Investments in Securities—Liabilities
Options Written:
Market Price	(148,320)	(1,922)	—	(150,242)

Totals	$25,300,123	$136,078	—	$25,436,201

AllianzGI Preferred Securities and Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$8,888,254	—	$8,888,254
Preferred Stock	$1,281,659	—	—	1,281,659
Convertible Preferred Stock	631,924	—	—	631,924
Repurchase Agreements	—	640,000	—	640,000

Totals	$1,913,583	$9,528,254	—	$11,441,837

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$939,695,292	—	$939,695,292
Senior Loans	—	120,879,857	—	120,879,857
Repurchase Agreements	—	40,855,000	—	40,855,000

Totals	—	$1,101,430,149	—	$1,101,430,149

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
AllianzGI Short Term Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$4,963,411	—	$4,963,411
U.S. Treasury Obligations	—	750,148	—	750,148
U.S. Government Agency Securities	—	403,302	—	403,302
Repurchase Agreements	—	188,000	—	188,000

Totals	—	$6,304,861	—	$6,304,861

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$538,948,620	—	—	$538,948,620
Repurchase Agreements	—	$127,696,000	—	127,696,000
Options Purchased:
Market Price	11,648,343	—	—	11,648,343

	550,596,963	127,696,000	—	678,292,963

Investments in Securities—Liabilities
Options Written:
Market Price	(48,059,770)	—	—	(48,059,770)

Totals	$502,537,193	$127,696,000	—	$630,233,193

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$2,003,109	—	—	$2,003,109
Options Purchased:
Market Price	56,705	$43,878	—	100,583

	2,059,814	43,878	—	2,103,692

Investments in Securities—Liabilities
Options Written:
Market Price	(3,230)	—	—	(3,230)

Totals	$2,056,584	$43,878	—	$2,100,462

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$22,029,707	—	—	$22,029,707
Repurchase Agreements	—	$993,000	—	993,000

Totals	$22,029,707	$993,000	—	$23,022,707

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2018, was as follows:

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,154	—	—	—	—	—	—	—	$1,154
Greece	42,719	—	—	—	—	$(25,857)	—	—	16,862
Thailand	3,535,634	$278,479	$(2,246,283)	$—	$(151,896)	(122,201)	—	—	1,293,733

Totals	$3,579,507	$278,479	$(2,246,283)	$—	$(151,896)	$(148,058)	—	—	$1,311,749

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Thailand	$58,610	—	—	—	—	$(8,488)	—	—	$50,122

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
IT Services	$1,866,247	$2,202,041	—	$178	—	$(137,754)	—	—	$3,930,712

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Thailand	$2,756,833	$127,673	$(1,076,375)	—	$(50,700)	$(194,965)	—	—	$1,562,466

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Czech Republic	$22,945	—		$(22,837)	—	$9,400	$(9,508)	—	—	—
Russian Federation	39,676	—		—	—	—	885	—	—	$40,561
Thailand	760,251	—		(74,586)	—	(20,417)	(82,892)	—	—	582,356
Preferred Stock:
Russian Federation	292,702	—		—	—	—	(5,046)	—	—	287,656

Totals	$1,115,574	—		$(97,423)	—	$(11,017)	$(96,561)	—	—	$910,573

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$34	—		—	—	—	—	—	—	$34
Greece	10,933	—		—	—	—	$(6,617)	—	—	4,316
Taiwan	2,868	—		$(4,503)†	—	—	1,635	—	—	—
Thailand	1,304,292	—		(50,462)	—	$595	(124,256)	$37,103	—	1,167,272

Totals	$1,318,127	—		$(54,965)	—	$595	$(129,238)	37,103	—	$1,171,622

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$126,445	—		—	$(22)	—	$22	—	—	$126,445
Diversified Financial Services	—	$2,631,576	†	—	983	—	(1,272,639)	—	—	1,359,920
Media	55	—		—	—	—	—	—	—	55
Preferred Stock	6,121,626	—		—	—	—	(546,444)	—	—	5,575,182
Common Stock:
Advertising	489,129	—		—	—	—	(145,827)	—	—	343,302
Aerospace & Defense	88,382	—		—	—	—	(19,635)	—	—	68,747
Banks	—	2	†	—	—	—	—	—	—	2
Media	7	—		—	—	—	—	—	—	7
Warrants:
Commercial Services	3	—		— †	—	$(67,409)	67,406	—	—	—
Media	1	—		—	—	—	—	—	—	1

Totals	$6,825,648	$2,631,578		—	$961	$(67,409)	$(1,917,117)	—	—	$7,473,661

	Beginning Balance 9/30/18	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
China	$921,981	—		$(769,490)	—	$(495,222)	$342,731	—	—	—
Russian Federation	3,731,478	$66,474		(1,150,959)	—	(90,848)	(411,966)	—	—	$2,144,179

Totals	$4,653,459	$66,474		$(1,920,449)	—	$(586,070)	$(69,235)	—	—	$2,144,179

The tables above may include Level 3 investments that are valued by brokers or independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2018. Significant increase or decrease in any of those inputs in would potentially result in a significantly higher or lower fair value measurement at year end.

	Ending Balance at 12/31/18	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI High Yield Bond:
Investments in Securities—Assets
Preferred Stock	$363,526	Market and Company Comparables	EV Multiples	0.62x (0.17x—1.13x	)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	25%
	$5,211,656	Market and Company Comparables	EV Multiples	0.62x (0.17x—1.13x	)
			Illiquidity Discount	25%
Common Stock	$343,302	Market and Company Comparables	EV Multiples	4.96x (2.06x—9.36x	)
			Illiquidity Discount	20%
	$68,747	Market and Company Comparables	EV Multiples	0.60x (0.40x—0.76x	)
			M&A Transaction Multiples	0.87x (0.32x—2.12x	)
			Illiquidity Discount	40%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

*

Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 2 and into Level 3 because an exchange traded closing price was not available at December 31, 2018.
†	Issued or removed via corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2018 was:

AllianzGI Best Styles Global Equity	$(180,563)
AllianzGI Best Styles International Equity	(8,488)
AllianzGI Convertible	(137,754)
AllianzGI Emerging Markets Consumer	(164,051)
AllianzGI Emerging Markets Small-Cap	(86,168)
AllianzGI Global Dynamic Allocation	(130,873)
AllianzGI High Yield Bond	(1,984,545)
AllianzGI NFJ Emerging Markets Value	(362,797)

At December 31, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$33,657,487	$83,877	$1,630,606	$(1,546,729)
AllianzGI Retirement 2025	47,919,073	30,650	2,443,714	(2,413,064)
AllianzGI Retirement 2030	57,981,917	12,810	3,632,622	(3,619,812)
AllianzGI Retirement 2035	43,661,425	31,927	3,950,697	(3,918,770)
AllianzGI Retirement 2040	45,701,900	43,630	5,130,121	(5,086,491)
AllianzGI Retirement 2045	30,903,008	23,388	3,947,886	(3,924,498)
AllianzGI Retirement 2050	32,764,708	31,004	4,729,790	(4,698,786)
AllianzGI Retirement 2055	17,105,546	16,815	2,685,272	(2,668,457)
AllianzGI Multi Asset Income	34,143,741	478,906	2,772,249	(2,293,343)
AllianzGI Global Allocation	314,078,390	676,422	21,227,195	(20,550,773)
AllianzGI Best Styles Global Equity	465,796,212	23,957,243	45,614,556	(21,657,313)
AllianzGI Best Styles International Equity	23,812,090	1,132,828	3,386,477	(2,253,649)
AllianzGI Best Styles U.S. Equity	84,268,202	8,580,361	6,497,208	2,083,153
AllianzGI Convertible	470,562,584	27,906,754	22,289,904	5,616,850
AllianzGI Core Bond	34,154,810	413,491	235,667	177,824
AllianzGI Core Plus Bond	46,154,801	548,063	373,321	174,742
AllianzGI Emerging Markets Consumer	31,400,470	2,625,287	1,812,345	812,942
AllianzGI Emerging Markets Debt	18,475,315	89,707	563,304	(473,597)
AllianzGI Emerging Markets Small-Cap	8,871,001	749,720	568,166	181,554
AllianzGI Europe Equity Dividend	5,845,155	287,162	713,976	(426,814)
AllianzGI Floating Rate Note	15,608,458	39,218	313,146	(273,928)
AllianzGI Global Dynamic Allocation	214,964,492	13,202,496	16,648,306	(3,445,810)
AllianzGI Global High Yield	22,620,635	48,996	1,247,551	(1,198,555)
AllianzGI Global Sustainability	21,394,448	2,011,213	1,721,043	290,170
AllianzGI Global Water	487,774,252	79,130,235	47,490,804	31,639,431
AllianzGI Green Bond Fund	4,988,670	58,807	33,154	25,653
AllianzGI High Yield Bond	171,262,123	822,355	19,474,662	(18,652,307)
AllianzGI International Growth	23,726,370	2,310,807	2,229,461	81,346
AllianzGI International Small-Cap	103,228,414	11,138,188	12,134,392	(996,204)
AllianzGI Micro Cap	17,521,045	3,977,712	3,117,644	860,068
AllianzGI NFJ Emerging Markets Value	105,462,183	3,307,351	11,673,884	(8,366,533)
AllianzGI NFJ International Small-Cap Value	2,834,530	178,130	396,506	(218,376)
AllianzGI PerformanceFee Managed Futures Strategy	27,925,906	1,096,118	507,692	588,426
AllianzGI PerformanceFee Structured US Equity	78,051,494	1,445,314	7,815,530	(6,370,216)
AllianzGI PerformanceFee Structured US Fixed Income	25,922,913	179,222	665,934	(486,712)
AllianzGI Preferred Securities and Income	12,270,636	180	828,979	(828,799)
AllianzGI Short Duration High Income	1,163,269,045	384,836	62,223,732	(61,838,896)
AllianzGI Short Term Bond	6,347,024	11,460	53,623	(42,163)
AllianzGI Structured Return	695,477,596	33,423,626	98,668,029	(65,244,403)
AllianzGI U.S. Equity Hedged	1,880,148	222,662	2,348	220,314
AllianzGI Ultra Micro Cap	21,240,323	5,390,888	3,608,504	1,782,384

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: February 25, 2019

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: February 25, 2019

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2019